Exhibit 99.3

AMC Exception Grades

Exception Grades

Run Date - XXXX3XXXX2026 3:03:04 PM

XXXX Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	XXXX's Initial Exception Rating	XXXX's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	100XXXXDeclarations are incomplete: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? reflects neither Yes nor No. Unable to determine qualification without this information.	Borrower: XXXX XXXX	1003 for borrower was not provided. *****UPDATED XXXX***** Provide corrected Note and Guarantor Agreement, removing XXXX if they are not to be a borrower and only on title.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	Preliminary title policy amount is blank.				Reviewer Comment (XXXX-04-07): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-04-07): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: XXXX XXXX	1003 for borrower was not provided. *****UPDATED XXXX***** Provide corrected Note and Guarantor Agreement, removing XXXX if they are not to be a borrower and only on title.				Reviewer Comment (XXXX-04-07): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-04-07): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX XXXX	Fraud report for borrower was not provided. *****UPDATED XXXX***** Provide corrected Note and Guarantor Agreement, removing XXXX if they are not to be a borrower and only on title.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	100XXXXDeclarations are incomplete: E. Will this property be subject to a lien that could take priority over the first mortgage lien, such as a clean energy lien paid through property taxes (e.g., the Property Assessed Clean Energy Program)? reflects neither Yes nor No. Unable to determine eligibility without this information.	Borrower: XXXX XXXX	1003 for borrower was not provided. *****UPDATED XXXX***** Provide corrected Note and Guarantor Agreement, removing XXXX if they are not to be a borrower and only on title.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	100XXXXDeclarations are incomplete: D. 2. Have you or will you be applying for any new credit (e.g., installment loan, credit card, etc.) on or before closing this loan that is not disclosed on this application? reflects neither Yes nor No. Unable to determine qualification without this information.	Borrower: XXXX XXXX	1003 for borrower was not provided. *****UPDATED XXXX***** Provide corrected Note and Guarantor Agreement, removing XXXX if they are not to be a borrower and only on title.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	100XXXXDeclarations are incomplete: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects neither Yes nor No. Unable to determine qualification without this information.	Borrower: XXXX XXXX	1003 for borrower was not provided. *****UPDATED XXXX***** Provide corrected Note and Guarantor Agreement, removing XXXX if they are not to be a borrower and only on title.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for subject property being on greater than XXXXs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 64.12214% Guideline Maximum Loan to Value: 80.00000% DTI: 22.41290% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 785	XXXX	Reviewer Comment (XXXX-03-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Verification that the withdrawal of funds for the transaction from business account will not have a negative impact on the business and its continued operations was not provided.				Reviewer Comment (XXXX-05-26): Received UW cash flow analysis in trailing docs. Reviewer Comment (XXXX-04-13): CPA Letter is not reflecting about Business Impact negative or good. No document received in file regarding business Impact. Exception Remains. Reviewer Comment (XXXX-04-09): The CPA letter provided does not address the impact on the business of withdrawing funds for this transaction.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit report is missing for the borrower. *****UPDATED XXXX***** Provide corrected Note and Guarantor Agreement, removing XXXX if they are not to be a borrower and only on title. *****UPDATED XXXX***** Provide corrected Note removing XXXX if they are not to be a borrower and only on title. Guarantor Agreement not required for any borrower and not being used per processor cert.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided Reviewer Comment (XXXX-09-09): Updated Note was not provided. Reviewer Comment (XXXX-04-17): *****UPDATED XXXX***** Provide corrected Note removing XXXX if they are not to be a borrower and only on title. Guarantor Agreement not required for any borrower and not being used per processor cert.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The file is missing the credit report for the borrower. *****UPDATED XXXX***** Provide corrected Note and Guarantor Agreement, removing XXXX if they are not to be a borrower and only on title. *****UPDATED XXXX***** Provide corrected Note removing XXXX if they are not to be a borrower and only on title. Guarantor Agreement not required for any borrower and not being used per processor cert.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Verification that the withdrawal of funds for the transaction from business account will not have a negative impact on the business and its continued operations was not provided.				Reviewer Comment (XXXX-05-26): Received UW cash flow analysis in trailing docs. Reviewer Comment (XXXX-04-13): CPA Letter is not reflecting about Business Impact negative or good. No document received in file regarding business Impact. Exception Remains. Reviewer Comment (XXXX-04-09): The CPA letter provided does not address the impact on the business of withdrawing funds for this transaction.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No evidence of borrower's receipt of appraisal at or prior to closing.				Reviewer Comment (XXXX-04-07): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-04-07): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide corrected, executed Note with the XXXX numbers of XXXX.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123151	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide CD with corrected XXXX address.				Reviewer Comment (XXXX-09-24): Received updated Note in trailing docs. Seller Comment (XXXX-09-24): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being a rural property on over XXXXs.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has verified disposable income of at least XXXX0.00.	Loan to Value: 55.74425% Guideline Maximum Loan to Value: 70.00000% Reserves: 67.26 Guideline Requirement: 6.00 Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-03-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation discrepancy due to loan file missing third party verification within 120 days prior to note date and showing start date of the borrower's business.	Reviewer Comment (XXXX-06-09): Loan is Non-QM.

Reviewer Comment (XXXX-05-20): This is an ATR exception and a compliance issue. Compliance requires a third-party verification from a reliable source that cannot be made by the business owner. XXXX listing is not considered a reliable third-party source.

Seller Comment (XXXX-05-18): (Rate Lock) Doc provided is a sufficient 3rd party VOE. It is not done by borrower, shows the business is open and was completed XXXX, prior to close

Reviewer Comment (XXXX-05-11): Document provided is dated more than 120 days prior to the Note date. XXXX entry is from XXXX, XXXX reviews does not indicate a date. Additional third-party sites referenced on XXXX site does not reference a date. Unable to determine if business was open and active from a site other than a borrower controlled website dated within 120 days of the Note date.

Seller Comment (XXXX-05-07): (Rate Lock) Title insurance doc provided showing XXXX

Reviewer Comment (XXXX-05-04): XXXX is a search engine, not a data source. The webpages listed are all run by the borrower, or pulling unofficial data entered by the borrower. The borrower manages and enters the information on their website and XXXX which is referenced on the XXXX pages printed.

Seller Comment (XXXX-05-01): (Rate Lock) XXXX has no interest in the borrowers' business and shows the business opens the net day at 9AM. All info meets ATR

Reviewer Comment (XXXX-04-24): A non-interested third party verification is required by ATR. The Guidelines are met, but ATR is not. XXXX is not stating whether the business is open, and the borrower's website is controlled by the borrower, so it is not considered third party. Unassociated third party verification required.

Seller Comment (XXXX-04-22): (Rate Lock) It is acceptable per guidelines. It is a 3rd party, confirms the business is open, and gives the address and phone number. We have used this before, please clear.

Reviewer Comment (XXXX-04-13): A XXXX search is not a reliable third party source per guidelines. Guidelines list Better Business Bureau, Secretary of State as acceptable third party searched.

Seller Comment (XXXX-04-09): (Rate Lock) 1. Business agreement provided showing the business began in XXXX.
2. Business search provided prior to close and is sufficient per our guides to fulfill the verification

Reviewer Comment (XXXX-04-07): File is missing third party verification within 120 days prior to note date showing start date of business and that business is active.

Seller Comment (XXXX-04-03): (Rate Lock) XXXX search provided

Reviewer Comment (XXXX-03-30): The provided document is a screenshot of the borrower's business website which was created by the borrower, therefore it is not a reliable third party verification. Per guidelines, examples of a third party source is Better Business Bureau or Secretary of State.

Seller Comment (XXXX-03-28): (Rate Lock) docs provided

Reviewer Comment (XXXX-03-25): An internet listing is not a reliable source of third party verification. Please provide another source of third party verification that shows the business was in existence at least 120 days prior to the  Note date.

																		Seller Comment (XXXX-03-23): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX/Bank Statements)	Waterfall due to loan file missing third party verification within 120 days prior to note date and showing start date of the borrower's business.	Reviewer Comment (XXXX-06-09): Regraded to EV2-B based on XXXX search and business bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-05-20): This is an ATR exception and a compliance issue. Compliance requires a third-party verification from a reliable source that cannot be made by the business owner. XXXX listing is not considered a reliable third-party source.

Seller Comment (XXXX-05-18): (Rate Lock) Doc provided is a sufficient 3rd party VOE. It is not done by borrower, shows the business is open and was completed XXXX4, prior to close

Reviewer Comment (XXXX-05-11): Document provided is dated more than 120 days prior to the Note date. XXXX entry is from XXXX, XXXX reviews does not indicate a date. Additional third-party sites referenced on XXXX site does not reference a date. Unable to determine if business was open and active from a site other than a borrower controlled website dated within 120 days of the Note date.

Seller Comment (XXXX-05-07): (Rate Lock) Title insurance doc provided showing XXXX

Reviewer Comment (XXXX-05-04): XXXX is a search engine, not a data source. The webpages listed are all run by the borrower, or pulling unofficial data entered by the borrower. The borrower manages and enters the information on their website and XXXX which is referenced on the XXXX pages printed.

Seller Comment (XXXX-05-01): (Rate Lock) XXXX has no interest in the borrowers' business and shows the business opens the net day at 9AM. All info meets ATR

Reviewer Comment (XXXX-04-24): A non-interested third party verification is required by ATR. The Guidelines are met, but ATR is not. XXXX is not stating whether the business is open, and the borrower's website is controlled by the borrower, so it is not considered third party. Unassociated third party verification required.

Seller Comment (XXXX-04-22): (Rate Lock) It is acceptable per guidelines. It is a 3rd party, confirms the business is open, and gives the address and phone number. We have used this before, please clear.

Reviewer Comment (XXXX-04-13): A XXXX search is not a reliable third party source per guidelines. Guidelines list Better Business Bureau, Secretary of State as acceptable third party searched.

Seller Comment (XXXX-04-09): (Rate Lock) 1. Business agreement provided showing the business began in XXXX.
2. Business search provided prior to close and is sufficient per our guides to fulfill the verification

Reviewer Comment (XXXX-04-07): File is missing third party verification within 120 days prior to note date showing start date of business and that business is active.

Seller Comment (XXXX-04-03): (Rate Lock) XXXX search provided

Reviewer Comment (XXXX-03-30): The provided document is a screenshot of the borrower's business website which was created by the borrower, therefore it is not a reliable third party verification. Per guidelines, examples of a third party source is Better Business Bureau or Secretary of State.

Seller Coment (XXXX-03-28): (Rate Lock) docs provided

Reviewer Comment (XXXX-03-25): An internet listing is not a reliable source of third party verification. Please provide another source of third party verification that shows the business was in existence at least 120 days prior to the  Note date.

																		Seller Comment (XXXX-03-23): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX/Bank Statements)	Waterfall due to loan file missing third party verification within 120 days prior to note date and showing start date of the borrower's business.	Reviewer Comment (XXXX-06-09): Regraded to EV2-B based on XXXX search and business bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-04-13): A XXXX search is not a reliable third party source per guidelines. Guidelines list Better Business Bureau, Secretary of State as acceptable third party searched.

Seller Comment (XXXX-04-09): (Rate Lock) 1. Business agreement provided showing the business began in XXXX.
2. Business search provided prior to close and is sufficient per our guides to fulfill the verification

Reviewer Comment (XXXX-04-07): File is missing third party verification within 120 days prior to note date showing start date of business and that business is active.

Seller Comment (XXXX-04-03): (Rate Lock) XXXX search provided

Reviewer Comment (XXXX-03-30): The provided document is a screenshot of the borrower's business website which was created by the borrower, therefore it is not a reliable third party verification. Per guidelines, examples of a third party source is Better Business Bureau or Secretary of State.

Seller Comment (XXXX-03-28): (Rate Lock) docs provided

Reviewer Comment (XXXX-03-25): An internet listing is not a reliable source of third party verification. Please provide another source of third party verification that shows the business was in existence at least 120 days prior to the  Note date.

Seller Comment (XXXX-03-23): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to loan file missing third party verification within 120 days prior to note date and showing start date of the borrower's business.	Reviewer Comment (XXXX-06-09): Regraded to EV2-B based on XXXX search and business bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-05-20): This is an ATR exception and a compliance issue. Compliance requires a third-party verification from a reliable source that cannot be made by the business owner. XXXX listing is not considered a reliable third-party source.

Seller Comment (XXXX-05-18): (Rate Lock) Doc provided is a sufficient 3rd party VOE. It is not done by borrower, shows the business is open and was completed XXXX4, prior to close

Reviewer Comment (XXXX-05-11): Document provided is dated more than 120 days prior to the Note date. XXXX entry is from XXXX, XXXX reviews does not indicate a date. Additional third-party sites referenced on XXXX site does not reference a date. Unable to determine if business was open and active from a site other than a borrower controlled website dated within 120 days of the Note date.

Seller Comment (XXXX-05-07): (Rate Lock) Title insurance doc provided showing XXXX

Reviewer Comment (XXXX-05-04): XXXX is a search engine, not a data source. The webpages listed are all run by the borrower, or pulling unofficial data entered by the borrower. The borrower manages and enters the information on their website and XXXX which is referenced on the XXXX pages printed.

Seller Comment (XXXX-05-01): (Rate Lock) XXXX has no interest in the borrowers' business and shows the business opens the net day at 9AM. All info meets ATR

Reviewer Comment (XXXX-04-24): A non-interested third party verification is required by ATR. The Guidelines are met, but ATR is not. XXXX is not stating whether the business is open, and the borrower's website is controlled by the borrower, so it is not considered third party. Unassociated third party verification required.

Seller Comment (XXXX-04-22): (Rate Lock) It is acceptable per guidelines. It is a 3rd party, confirms the business is open, and gives the address and phone number. We have used this before, please clear.

Reviewer Comment (XXXX-04-13): A XXXX search is not a reliable third party source per guidelines. Guidelines list Better Business Bureau, Secretary of State as acceptable third party searched.

Seller Comment (XXXX-04-09): (Rate Lock) 1. Business agreement provided showing the business began in XXXX.
2. Business search provided prior to close and is sufficient per our guides to fulfill the verification

Reviewer Comment (XXXX-04-07): File is missing third party verification within 120 days prior to note date showing start date of business and that business is active.

Seller Comment (XXXX-04-03): (Rate Lock) XXXX search provided

Reviewer Comment (XXXX-03-30): The provided document is a screenshot of the borrower's business website which was created by the borrower, therefore it is not a reliable third party verification. Per guidelines, examples of a third party source is Better Business Bureau or Secretary of State.

Seller Comment (XXXX-03-28): (Rate Lock) docs provided

Reviewer Comment (XXXX-03-25): An internet listing is not a reliable source of third party verification. Please provide another source of third party verification that shows the business was in existence at least 120 days prior to the  Note date.

Seller Comment (XXXX-03-23): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Security Instrument did not disclose that loan is a XXXX XXXX Loan)	XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. Security instrument does not disclose that the loan is a XXXX XXXX/50(a)(6) Loan.	Security instrument document does not disclose that the loan is a XXXX XXXX Loan.				Reviewer Comment (XXXX-09-17): XXXX received copy of refund check, offer to refinance, and proof of delivery. Reviewer Comment (XXXX-09-17): Documents provided were cure documents (post-closing). Reviewer Comment (XXXX-07-09): Received XXXX Cash-out security Instrument in trailing docs.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Waterfall due to loan file missing third party verification within 120 days prior to note date and showing start date of the borrower's business.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Reserves: 67.26 Guideline Requirement: 6.00 Loan to Value: 55.74425% Guideline Maximum Loan to Value: 70.00000%	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-09): Regraded to EV2-B based on XXXX search and business bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-05-20): This is an ATR exception and a compliance issue. Compliance requires a third-party verification from a reliable source that cannot be made by the business owner. XXXX listing is not considered a reliable third-party source.

Seller Comment (XXXX-05-18): (Rate Lock) Doc provided is a sufficient 3rd party VOE. It is not done by borrower, shows the business is open and was completed XXXX4, prior to close

Reviewer Comment (XXXX-05-11): Document provided is dated more than 120 days prior to the Note date. XXXX entry is from XXXX, XXXX reviews does not indicate a date. Additional third-party sites referenced on XXXX site does not reference a date. Unable to determine if business was open and active from a site other than a borrower controlled website dated within 120 days of the Note date.

Seller Comment (XXXX-05-07): (Rate Lock) Title insurance doc provided showing XXXX

Reviewer Comment (XXXX-05-04): XXXX is a search engine, not a data source. The webpages listed are all run by the borrower, or pulling unofficial data entered by the borrower. The borrower manages and enters the information on their website and XXXX which is referenced on the XXXX pages printed.

Seller Comment (XXXX-05-01): (Rate Lock) XXXX has no interest in the borrowers' business and shows the business opens the net day at 9AM. All info meets ATR

Reviewer Comment (XXXX-04-24): A non-interested third party verification is required by ATR. The Guidelines are met, but ATR is not. XXXX is not stating whether the business is open, and the borrower's website is controlled by the borrower, so it is not considered third party. Unassociated third party verification required.

Seller Comment (XXXX-04-22): (Rate Lock) It is acceptable per guidelines. It is a 3rd party, confirms the business is open, and gives the address and phone number. We have used this before, please clear.

Reviewer Comment (XXXX-04-13): A XXXX search is not a reliable third party source per guidelines. Guidelines list Better Business Bureau, Secretary of State as acceptable third party searched.

Seller Comment (XXXX-04-09): (Rate Lock) 1. Business agreement provided showing the business began in XXXX.
2. Business search provided prior to close and is sufficient per our guides to fulfill the verification

Reviewer Comment (XXXX-04-07): File is missing third party verification within 120 days prior to note date showing start date of business and that business is active.

Seller Comment (XXXX-04-03): (Rate Lock) XXXX search provided

Reviewer Comment (XXXX-03-30): The provided document is a screenshot of the borrower's business website which was created by the borrower, therefore it is not a reliable third party verification. Per guidelines, examples of a third party source is Better Business Bureau or Secretary of State.

Seller Comment (XXXX-03-28): (Rate Lock) docs provided

Reviewer Comment (XXXX-03-25): An internet listing is not a reliable source of third party verification. Please provide another source of third party verification that shows the business was in existence at least 120 days prior to the  Note date.

																		Seller Comment (XXXX-03-23): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to loan file missing third party verification within 120 days prior to note date and showing start date of the borrower's business.	Reviewer Comment (XXXX-06-09): Loan is Non-QM.

Reviewer Comment (XXXX-06-04): Received lender exception showing XXXX search was relied upon as third-party verification during loan origination, however, a XXXX search is not a reliable source of employment verification per ATR rule.

Reviewer Comment (XXXX-05-20): This is an ATR exception and a compliance issue. Compliance requires a third-party verification from a reliable source that cannot be made by the business owner. XXXX listing is not considered a reliable third-party source.

Seller Comment (XXXX-05-18): (Rate Lock) Doc provided is a sufficient 3rd party VOE. It is not done by borrower, shows the business is open and was completed XXXX4, prior to close

Reviewer Comment (XXXX-05-11): Document provided is dated more than 120 days prior to the Note date. XXXX entry is from XXXX, XXXX reviews does not indicate a date. Additional third-party sites referenced on XXXX site does not reference a date. Unable to determine if business was open and active from a site other than a borrower controlled website dated within 120 days of the Note date.

Seller Comment (XXXX-05-07): (Rate Lock) Title insurance doc provided showing XXXX

Reviewer Comment (XXXX-05-04): XXXX is a search engine, not a data source. The webpages listed are all run by the borrower, or pulling unofficial data entered by the borrower. The borrower manages and enters the information on their website and XXXX which is referenced on the XXXX pages printed.

Seller Comment (XXXX-05-01): (Rate Lock) XXXX has no interest in the borrowers' business and shows the business opens the net day at 9AM. All info meets ATR

Reviewer Comment (XXXX-04-24): A non-interested third party verification is required by ATR. The Guidelines are met, but ATR is not. XXXX is not stating whether the business is open, and the borrower's website is controlled by the borrower, so it is not considered third party. Unassociated third party verification required.

Seller Comment (XXXX-04-22): (Rate Lock) It is acceptable per guidelines. It is a 3rd party, confirms the business is open, and gives the address and phone number. We have used this before, please clear.

Reviewer Comment (XXXX-04-13): A XXXX search is not a reliable third party source per guidelines. Guidelines list Better Business Bureau, Secretary of State as acceptable third party searched.

Seller Comment (XXXX-04-09): (Rate Lock) 1. Business agreement provided showing the business began in XXXX.
2. Business search provided prior to close and is sufficient per our guides to fulfill the verification

Reviewer Comment (XXXX-04-07): File is missing third party verification within 120 days prior to note date showing start date of business and that business is active.

Seller Comment (XXXX-04-03): (Rate Lock) XXXX search provided

Reviewer Comment (XXXX-03-30): The provided document is a screenshot of the borrower's business website which was created by the borrower, therefore it is not a reliable third party verification. Per guidelines, examples of a third party source is Better Business Bureau or Secretary of State.

Seller Comment (XXXX-03-28): (Rate Lock) docs provided

Reviewer Comment (XXXX-03-25): An internet listing is not a reliable source of third party verification. Please provide another source of third party verification that shows the business was in existence at least 120 days prior to the  Note date.

																		Seller Comment (XXXX-03-23): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXXXXXX XXXX Third Party Verification	Missing third party verification within 120 days prior to note date and showing start date of the borrower's business.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Reserves: 67.26 Guideline Requirement: 6.00 Loan to Value: 55.74425% Guideline Maximum Loan to Value: 70.00000%	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-09): Regraded to EV2-B based on XXXX search and business bank statements reflecting activity up to one month before closing.

Reviewer Comment (XXXX-05-20): This is an ATR exception and a compliance issue. Compliance requires a third-party verification from a reliable source that cannot be made by the business owner. XXXX listing is not considered a reliable third-party source.

Seller Comment (XXXX-05-18): (Rate Lock) Doc provided is a sufficient 3rd party VOE. It is not done by borrower, shows the business is open and was completed XXXX4, prior to close

Reviewer Comment (XXXX-05-11): Document provided is dated more than 120 days prior to the Note date. XXXX entry is from XXXX, XXXX reviews does not indicate a date. Additional third-party sites referenced on XXXX site does not reference a date. Unable to determine if business was open and active from a site other than a borrower controlled website dated within 120 days of the Note date.

Seller Comment (XXXX-05-07): (Rate Lock) Title insurance doc provided showing XXXX

Reviewer Comment (XXXX-05-04): XXXX is a search engine, not a data source. The webpages listed are all run by the borrower, or pulling unofficial data entered by the borrower. The borrower manages and enters the information on their website and XXXX which is referenced on the XXXX pages printed.

Seller Comment (XXXX-05-01): (Rate Lock) XXXX has no interest in the borrowers' business and shows the business opens the net day at 9AM. All info meets ATR

Reviewer Comment (XXXX-04-24): A non-interested third party verification is required by ATR. The Guidelines are met, but ATR is not. XXXX is not stating whether the business is open, and the borrower's website is controlled by the borrower, so it is not considered third party. Unassociated third party verification required.

Seller Comment (XXXX-04-22): (Rate Lock) It is acceptable per guidelines. It is a 3rd party, confirms the business is open, and gives the address and phone number. We have used this before, please clear.

Reviewer Comment (XXXX-04-13): A XXXX search is not a reliable third party source per guidelines. Guidelines list Better Business Bureau, Secretary of State as acceptable third party searched.

Seller Comment (XXXX-04-09): (Rate Lock) 1. Business agreement provided showing the business began in XXXX.
2. Business search provided prior to close and is sufficient per our guides to fulfill the verification

Reviewer Comment (XXXX-04-07): File is missing third party verification within 120 days prior to note date showing start date of business and that business is active.

Seller Comment (XXXX-04-03): (Rate Lock) XXXX search provided

Reviewer Comment (XXXX-03-30): The provided document is a screenshot of the borrower's business website which was created by the borrower, therefore it is not a reliable third party verification. Per guidelines, examples of a third party source is Better Business Bureau or Secretary of State.

Seller Comment (XXXX-03-28): (Rate Lock) docs provided

Reviewer Comment (XXXX-03-25): An internet listing is not a reliable source of third party verification. Please provide another source of third party verification that shows the business was in existence at least 120 days prior to the  Note date.

																		Seller Comment (XXXX-03-23): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	CoC did not indicate reason for increase in loan amount.				Reviewer Comment (XXXX-03-24): XXXX received a valid COC. Seller Comment (XXXX-03-23): (Rate Lock) Doc prvoided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Valid CoC was not provided for increase in credit report fee.				Reviewer Comment (XXXX-03-30): XXXX Received Corrected PCCD, LOE and Payment history. Seller Comment (XXXX-03-30): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX without a valid change of circumstance. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-03-30): XXXX Received Corrected PCCD, LOE and Payment history. Seller Comment (XXXX-03-30): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.					Reviewer Comment (XXXX-09-17): XXXX received copy of refund check, offer to refinance, and proof of delivery. Reviewer Comment (XXXX-07-13): A disclosure signed by the borrower confirming they received all the required signed XXXX Cash-Out documents at closing is required to clear this exception. Seller Comment (XXXX-07-09): (Rate Lock) Please confirm what documents were not received?	XXXX	XXXX	XXXX	No	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Either Deliver the required documents to the borrower or refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123349	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(XXXX50(a)(6)) XXXX Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company)	XXXX Constitution Section 50(a)(6): Unable to determine if loan was closed at an authorized location due to missing documentation.					Reviewer Comment (XXXX-09-17): XXXX received copy of refund check, offer to refinance, and proof of delivery.	XXXX	XXXX	XXXX	No	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123299	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Regular APR Change	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Corrected Closing Disclosure issued on XXXX contains a change in APR, and a complete Closing Disclosure was not received by the borrower at least three (3) business days prior to consummation.				Reviewer Comment (XXXX-08-31): XXXX received XXXX CD and proof of earlier receipt in file. Seller Comment (XXXX-08-28): (Rate Lock) COC for change in APR has been uploaded.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123299	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection Fee was not disclosed on the initial LE but increased to XXXX on the final CD without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-01): XXXX Received Valid COC dated XXXX along with supporting comments on the exception.

Seller Comment (XXXX-08-31): (Rate Lock) Original appraisal expired, required us to request reinspection.

Reviewer Comment (XXXX-08-31): XXXX received Changed Circumstance dated 0XXXX3, but it does not give sufficient information on why the appraisal reinspection fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.

Seller Comment (XXXX-08-28): (Rate Lock) COC for increase of Re-Inspection Fee has been uploaded for your review.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123299	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (73109)	Mortgage Broker Fee was not disclosed on the initial LE but increased to XXXX on the final CD without a valid change of circumstance or cure provided to the borrower.				Reviewer Comment (XXXX-08-31): XXXX received valid COC document Seller Comment (XXXX-08-28): (Rate Lock) COC uploaded showing loan program changed which disclosed the broker fee.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123299	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property is located in a rural area where the maximum allowed site is XXXXs. However, the subject site is XXXXs.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 705 DTI: 39.06036% Guideline Maximum DTI: 50.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123299	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	BorrowerXXXXsen XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Other / Document Date: <empty> / Tax Year: <empty>	CPA Verification is not dated. Please provide date the information was pulled.				Reviewer Comment (XXXX-08-11): CPA Verification provided. Seller Comment (XXXX-08-10): (Rate Lock) CPA Verify was from XXXX please see attached	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123299	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing date on CPA Verification.				Reviewer Comment (XXXX-08-11): CPA Verification provided. Seller Comment (XXXX-08-10): (Rate Lock) CPA Verify was from XXXX please see attached	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123299	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing date on CPA Verification.				Reviewer Comment (XXXX-08-11): CPA Verification provided. Seller Comment (XXXX-08-10): (Rate Lock) CPA Verify was from XXXX please see attached	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123241	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report dated XXXX missing evidence of receipt.				Reviewer Comment (XXXX-04-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-04-29): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123241	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The name of the insured on the hazard declaration page does not match the title vesting name.				Reviewer Comment (XXXX-07-17): Policy provided matching name on title.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123241	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corporate Resolution missing from the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 751	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-21): Authorization provided in file is dated post-closing.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123136	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification	The file is missing insurance verification for the borrower's primary residence.				Reviewer Comment (XXXX-05-11): Stmt shows PITIA escrowed. Omitted from debt. Reviewer Comment (XXXX-05-05): 1003 shows monthly taxes. insurance of XXXX. Tax document was provided; however, insurance document is missing. Please provide the insurance document.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123136	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-04-17): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-04-16): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123136	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Third-party verification dated XXXX shows the status of the business formed XXXX as expired. Third-party verification dated XXXX shows the status of the business formed XXXX as effective. A third document from the Secretary of State shows business filing on XXXX. From the documents provided, it is not clear that the borrower has at least 2 years of employment history. Third party verification of percentage ownership of business was not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Reserves: 13.81 Guideline Requirement: 6.00 DTI: 28.47392% Guideline Maximum DTI: 55.00000% LTV less than 70%, and at least 5% less than the guideline maximum.	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-08-20): (Rate Lock) The gap was already approved and removed from your exception, now you have added it back on.  I got a new approval from E35 since the tradename is for an individual and an individual is one person. One owner = 100% ownership

Reviewer Comment (XXXX-08-19): SOS document shows business formation date of XXXX The other document shows formation date of XXXX and expiration of 1XXXX There was a gap from XXXX Please provide XXXXwal. The tradename document only shows the individual filing. We require ownership percentage in business.

Seller Comment (XXXX-08-18): (Rate Lock) The tradename document he filed withXXXXis for an individual making him 100% owner, if there were multiple owners he would have had to file it differently

Seller Comment (XXXX-08-18): (Rate Lock) full exception reads: Requesting exception to Third-party verification to allow gaps in license. documentation dated XXXX shows the status of the business formed XXXX as expired. Third-party verification dated XXXX shows the status of the business formed XXXX as effective. SOS requires annual XXXXwals to state name A third document from the Secretary of State shows business filing on XXXX. From the documents provided, it is clear that the borrower has at least 2 years of employment history in the same line of work and same business and license gap is 3 months
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123136	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Third-party verification dated XXXX shows the status of the business formed XXXX as expired. Third-party verification dated XXXX shows the status of the business formed XXXX as effective. A third document from the Secretary of State shows business filing on XXXX. From the documents provided, it is not clear that the borrower has at least 2 years of employment history. Third party verification of percentage ownership of business was not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Reserves: 13.81 Guideline Requirement: 6.00 DTI: 28.47392% Guideline Maximum DTI: 55.00000% LTV less than 70%, and at least 5% less than the guideline maximum.	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-08-20): (Rate Lock) The gap was already approved and removed from your exception, now you have added it back on.  I got a new approval from E35 since the tradename is for an individual and an individual is one person. One owner = 100% ownership

Reviewer Comment (XXXX-08-19): SOS document shows business formation date of XXXX. The other document shows formation date of XXXX. There was a gap from XXXX. Please provide XXXXwal. The tradename document only shows the individual filing. We require ownership percentage in business.

Seller Comment (XXXX-08-18): (Rate Lock) The tradename document he filed withXXXXis for an individual making him 100% owner, if there were multiple owners he would have had to file it differently

Seller Comment (XXXX-08-18): (Rate Lock) full exception reads: Requesting exception to Third-party verification to allow gaps in license. documentation dated XXXX shows the status of the business formed XXXX as expired. Third-party verification dated XXXX shows the status of the business formed XXXX as effective. SOS requires annual XXXXwals to state name A third document from the Secretary of State shows business filing on XXXX. From the documents provided, it is clear that the borrower has at least 2 years of employment history in the same line of work and same business and license gap is 3 months

Reviewer Comment (XXXX-05-05): Documents provided show the business entity licenses as expired. No evidence provided for continuity of business to verify 2 years of business existence and borrower's 2 years of employment.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for Non-borrowing individual on personal statements used for income calculations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Loan to Value: 18.16327% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 809	XXXX	Reviewer Comment (XXXX-04-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-05-21): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-05-19): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by XXXX. Provide updated policy.	Reviewer Comment (XXXX-08-24): Updated policy provided in trailing docs.

Seller Comment (XXXX-08-20): (Rate Lock) updated HOI provided

Reviewer Comment (XXXX-07-27): Guidelines require a minimum of 80% of the property's insurable replacement cost, which is XXXX. Coverage was XXXX, resulting in a shortfall of XXXX.

Seller Comment (XXXX-07-26): (Rate Lock) The loan amount is XXXX and the policy Is higher than the loan amount, the RCE was provided the policy covers the property on a replacement cost basis for similarXXXX though under 80% of the replacement cost value it still is sufficient to meet our guides as it is adequate amount to compensate for damage or loss.

Reviewer Comment (XXXX-06-15): Per guidelines- amount of hazard insurance policy coverage must at least equal the lesser of:
1. Replacement Cost
2. The unpaid principal balance of the mortgage, as long as it equals the minimum amount required to compensate for damage or loss, typically 80% of the property’s insurable replacement cost.
Estimated Replacement cost provided is XXXX. 80% 0f RCE is XXXX.

XXXX- XXXX(Dwelling)-XXXX(Extended Replacement coverage)= XXXX. Policy provided has a coverage shortfall of XXXX.

Seller Comment (XXXX-06-12): (Rate Lock) What is not meeting our guidelines?

Reviewer Comment (XXXX-06-11): Hazard insurance still has a coverage shortfall of XXXX.

Seller Comment (XXXX-06-11): (Rate Lock) Borrower refinanced previous time with us

Reviewer Comment (XXXX-06-10): Please provide replacement cost esitmator which cover this shortfall, Exception remains.

Seller Comment (XXXX-06-09): (Rate Lock) Guidelines allow us to use either/or so we should be ok, follow XXXX now and this is sufficient

Reviewer Comment (XXXX-05-29): Shortfall is based on the RCE provided showing an Estimated Replacement Cost of XXXX.

Seller Comment (XXXX-05-28): (Rate Lock) Coverage is over 1 million and loan amt is XXXX. Please advise the issue
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	The H-9 form was used; the H-8 form should have been used.				Reviewer Comment (XXXX-06-30): Received Letter of Explanation, Proof of Delivery, and Re-opened Rescission using the correct model form. Seller Comment (XXXX-06-29): (Rate Lock) Please clear Reviewer Comment (XXXX-06-15): Exception will be cured when the tracking shows the package has been received by the carrier. Reviewer Comment (XXXX-06-11): Name of lender on the CD provided is not XXXX Seller Comment (XXXX-06-11): (Rate Lock) Borrower refinanced previous time with us	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No evidence of initial Closing Disclosures in file.				Reviewer Comment (XXXX-05-20): XXXX received XXXX CD received 3 business days prior to consummation.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing third party verification within 120 calendar days prior to closing to verify business is active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Loan to Value: 18.16327% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 809	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-11): CPA Letter is missing the correct verbiage. It confirms the length of the business duration but does not state business is currently open and active.

Seller Comment (XXXX-06-11): (Rate Lock) CPA states it has been in operation since XXXX, this confirms it is still operating.

Reviewer Comment (XXXX-05-29): CPA letter provided does not show business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) States it has been in operation since XXXX, confirming it is still operating
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to Missing third party verification within 120 calendar days prior to closing to verify business is active.	Reviewer Comment (XXXX-06-15): Loan is NonQM.

Seller Comment (XXXX-06-15): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-11): CPA Letter is missing the correct verbiage. It confirms the length of the business duration but does not state bus+iness is currently open and active.

Seller Comment (XXXX-06-11): (Rate Lock) CPA states it has been in operation since XXXX, this confirms it is still operating.

Reviewer Comment (XXXX-05-29): CPA letter provided does not show business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) States it has been in operation since XXXX, confirming it is still operating
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing third party verification within 120 calendar days prior to closing to verify business is active.	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-15): Regraded to EV2-B based on post-close lender exception outlining alternate pre-close documentation used to verify employment.

Seller Comment (XXXX-06-15): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-11): CPA Letter is missing the correct verbiage. It confirms the length of the business duration but does not state business is currently open and active.

Seller Comment (XXXX-06-11): (Rate Lock) CPA states it has been in operation since XXXX, this confirms it is still operating.

Reviewer Comment (XXXX-05-29): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-05-29): CPA letter provided does not show business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) States it has been in operation since XXXX, confirming it is still operating
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing third party verification within 120 calendar days prior to closing to verify business is active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Loan to Value: 18.16327% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 809	XXXX	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-06-15): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-11): CPA Letter is missing the correct verbiage. It confirms the length of the business duration but does not state business is currently open and active.

Seller Comment (XXXX-06-11): (Rate Lock) CPA states it has been in operation since XXXX, this confirms it is still operating.

Reviewer Comment (XXXX-05-29): CPA letter provided does not show business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) States it has been in operation since XXXX, confirming it is still operating

Reviewer Comment (XXXX-05-21): CPA letter in file does not state that business entity is active.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123618	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Missing third party verification within 120 calendar days prior to closing to verify business is active.	Reviewer Comment (XXXX-06-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-15): Regraded to EV2-B based on post-close lender exception outlining alternate pre-close documentation used to verify employment.

Seller Comment (XXXX-06-15): (Rate Lock) Exception provided

Reviewer Comment (XXXX-06-11): CPA Letter is missing the correct verbiage. It confirms the length of the business duration but does not state business is currently open and active.

Seller Comment (XXXX-06-11): (Rate Lock) CPA states it has been in operation since XXXX, this confirms it is still operating.

Reviewer Comment (XXXX-05-29): CPA letter provided does not show business is currently active. Is there any pre-close documentation that reflected an open and active business?

Seller Comment (XXXX-05-28): (Rate Lock) States it has been in operation since XXXX, confirming it is still operating
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX, Valuation Type: Desk Review / Valuation Report Date: XXXX	Valuation address does not match Note address.				Reviewer Comment (XXXX-06-04): Updated valuation provided. Reviewer Comment (XXXX-06-01): CDA XXXX address of XXXX Ln does not match note address of XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file. Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-05-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-05-27): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate Subject Address does not match Note address.				Reviewer Comment (XXXX-06-03): Updated flood certificate provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance address does not match Note address.				Reviewer Comment (XXXX-07-29): Received document showing address confirmation in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided						Reviewer Comment (XXXX-06-01): Divorce decree provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing third-party verification to verify that the business is currently active.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-04): (Rate Lock) Exception uploaded	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to loan file missing third-party verification to verify that the business is currently active.				Reviewer Comment (XXXX-06-09): Loan is Non-QM. Seller Comment (XXXX-06-04): (Rate Lock) Exception uploaded	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Loan file is missing third-party verification to verify that the business is currently active.				Reviewer Comment (XXXX-06-10): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-09): Regraded to EV2-B with comp factors (senior approval provided). Seller Comment (XXXX-06-04): (Rate Lock) Exception uploaded	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file is missing third-party verification to verify that the business is currently active.	Reviewer Comment (XXXX-06-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-09): Regraded to EV2-B with comp factors (senior approval provided).

Seller Comment (XXXX-06-04): (Rate Lock) Exception uploaded

Reviewer Comment (XXXX-06-04): Business search provided is dated post-closing.

Reviewer Comment (XXXX-06-01): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing third-party verification to verify that the business is currently active.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-06-04): (Rate Lock) Exception uploaded Reviewer Comment (XXXX-06-04): Business search provided in trailing docs is dated post-closing.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123621	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: CPA Letter / Document Date: <empty> / Tax Year: <empty>	CPA letter in file is not dated.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived. Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-06-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123501	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final signed and dated HUD/Closing Disclosure is missing.				Reviewer Comment (XXXX-08-17): Received closing statement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123501	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Assets are insufficient to cover cash to close. Approval shows assets used from refinance of another property. Please provide HUD/Closing Disclosure/Closing statement.				Reviewer Comment (XXXX-08-17): Received bank statements in trailing docs. Reviewer Comment (XXXX-08-11): Please upload the document. No statement was provided. Seller Comment (XXXX-08-11): (Rate Lock) statement provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123501	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Assets are insufficient to satisfy reserve requirements.				Reviewer Comment (XXXX-08-17): Received bank statements in trailing docs. Reviewer Comment (XXXX-08-11): Please upload the document. No statement was provided. Seller Comment (XXXX-08-11): (Rate Lock) statement provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123501	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of access to funds in account ending in XXXX was not provided.				Reviewer Comment (XXXX-08-28): OA provided	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123168	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		On the Note, the city name is "XXXX" whereas the Insurance document shows "XXXX".				Reviewer Comment (XXXX-08-19): Note provided with updated address. Seller Comment (XXXX-08-19): (Rate Lock) corrected docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123168	XXXX	XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		On the Note, the city name was shown as "XXXX" whereas the Flood document shows "XXXX".				Reviewer Comment (XXXX-08-19): Note provided with updated address. Seller Comment (XXXX-08-19): (Rate Lock) corrected docs provided Reviewer Comment (XXXX-07-17): Address on Security Instrument updated. Please provide corrected Note.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123168	XXXX	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX, Valuation Type: Desk Review / Valuation Report Date: XXXX	On the Note, the city name was shown as "XXXX" whereas the Appraisal and CDA documents show "XXXX".				Reviewer Comment (XXXX-08-19): Note provided with updated address. Seller Comment (XXXX-08-19): (Rate Lock) corrected docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123168	XXXX	XXXX	XXXX	XXXX	Credit	System	General	System	Security Instrument address does not match Note address.		Address on Security Instrument updated. Please provide corrected Note.				Reviewer Comment (XXXX-07-31): Received updated security instrument in trailing docs.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123168	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Flood	FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster.	Most Recent Valuation Inspection Date: XXXX; Disaster Name: SEVERE STORMS, TORNADOES, AND FLOODING; Disaster Declaration Date: XXXX; Disaster End Date: XXXX					Reviewer Comment (XXXX-08-06): Received a post disaster report in trailing docs.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123168	XXXX	XXXX	XXXX	XXXX	Credit	System	General	System	AUS/Approval Subject Address does not match Note address.		Subject city of XXXX on Approval does not match city of XXXX on note.				Reviewer Comment (XXXX-08-24): Updated approval provided in trailing docs.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123302	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	File is missing third party verification dated within 120 calendar days prior to the note date to verify the business entity is active.				Reviewer Comment (XXXX-09-02): Exception cleared Seller Comment (XXXX-08-31): (Rate Lock) updated letter provided Reviewer Comment (XXXX-06-22): Business Search & CPA letter provided show business as XXXX However. bank statements and 1003 show AXXXX Reviewer Comment (XXXX-06-18): Document provided is dated post-close. Please provide a lender exception to allow the use of a post-close third-party verification document.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123302	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing third party verification dated within 120 calendar days prior to the note date to verify the business entity is active.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 27.81610% Guideline Maximum DTI: 55.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-31): (Rate Lock) updated letter provided Reviewer Comment (XXXX-06-22): Business Search & CPA letter provided show business as XXXX XXXX Inc. However. bank statements and 1003 show XXXX XXXX Reviewer Comment (XXXX-06-18): Document provided is dated post-close. Please provide a lender exception to allow the use of a post-close third-party verification document.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123302	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	File is missing third party verification dated within 120 calendar days prior to the note date to verify the business entity is active.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 27.81610% Guideline Maximum DTI: 55.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123449	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal in file is dated XXXX which is less than 3 business days.				Reviewer Comment (XXXX-05-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-05-20): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123449	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (XXXX-08-05): Sufficient evidence provided borrower lives at the subject property. Reviewer Comment (XXXX-08-03): Pictures provided to show borrower lives at the subject property are not sufficient proof. At time of appraisal, appXXXX noted that property was vacant. Reviewer Comment (XXXX-06-30): Appraisal does not reflect that the property was undergoing repairs. Reviewer Comment (XXXX-06-25): Document provided does not satisfy the requirement to clear the exception.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123449	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use rental income without sourcing 3 months rent received.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 30.57 Guideline Requirement: 6.00 Loan to Value: 63.49862% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 748	XXXX	Reviewer Comment (XXXX-05-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123362	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		RCE shows replacement cost of XXXX and coverage amount is XXXX. Please provide updated coverage of at least XXXX.				Reviewer Comment (XXXX-08-26): Received updated Insurance in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123362	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX					Reviewer Comment (XXXX-08-27): Policy in effect at closing.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123714	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	File is missing third party verification dated within 120 calendar days prior to the note to verify business is active.				Reviewer Comment (XXXX-07-29): Received business listing in trailing docs. Seller Comment (XXXX-07-27): (Rate Lock) Pulled XXXX please see attached Reviewer Comment (XXXX-07-01): Please provide a screenshot reflecting when the business entity search record was pulled. Document date is missing. Reviewer Comment (XXXX-06-18): Business listing provided is for a different business and not the business used to qualify.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123714	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing evidence of access to funds in XXXXl XXXX account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has worked in the same position for more than 3 years. Reserves: 53.87 Guideline Requirement: 6.00 DTI: 37.15122% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (XXXX-08-19): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-05): Account is in the name of a business entity. CPA letter provided shows borrower is 39% owner. Access letter, dated post-closing, provided. However, third party verification (CPA letter, Operating agreement or equivalent) is required to verify full ownership of business entity.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123714	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing evidence to access of funds for the business investment account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has worked in the same position for more than 3 years. Reserves: 53.87 Guideline Requirement: 6.00 DTI: 37.15122% Guideline Maximum DTI: 55.00000%	XXXX	Reviewer Comment (XXXX-08-19): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-05): Account is in the name of a business entity. CPA letter provided shows borrower is 39% owner. Access letter, dated post-closing, provided. However, third party verification (CPA letter, Operating agreement or equivalent) is required to verify full ownership of business entity.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123714	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing third party verification dated within 120 calendar days prior to the note to verify business is active.				Reviewer Comment (XXXX-07-29): Received business listing in trailing docs. Seller Comment (XXXX-07-27): (Rate Lock) Pulled XXXX please see attached Reviewer Comment (XXXX-07-01): Please provide a screenshot reflecting when the business entity search record was pulled. Document date is missing. Reviewer Comment (XXXX-06-18): Business listing provided is for a different business and not the business used to qualify.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123679	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for borrower not having 2 years of 1099 self employment with the same employer.	Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years.	XXXX	Reviewer Comment (XXXX-09-22): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-09-22): (Rate Lock) exception provided

Reviewer Comment (XXXX-08-24): Total cash out per CD was XXXX. Assets required; 6 months reserves of XXXX plus POCB XXXX = XXXX. Excess assets XXXX = 2.64 moths reserves. 1003 provided in file does not show any other assets were used for the transaction. If assets were used from the bank statements provided in file, please provide an updated 1003.

Seller Comment (XXXX-08-20): (Rate Lock) We have 11.803 months and only need 6

Reviewer Comment (XXXX-06-18): Please provide updated lender exception. Lender exception form provided shows calculated PITIA reserves of at least 4 months more than guideline minimum, and Due Diligence Calculated PITIA reserves are 2.64 months more than guideline minimum.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123679	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative, Third Party Verification	Loan file is missing a Business Narrative document. UPDATED XXXX*********. Borrower is a 1099 independent contractor. Guidelines require employment to be verified through the company, and verification of employment is missing from file. The 1099 is in the borrower's business, ownership percentage of business is required. Business Narrative was not provided in file.	Reviewer Comment (XXXX-08-06): Business Narrative not required.

Seller Comment (XXXX-08-05): (Rate Lock) Narrative not required for 1099

Reviewer Comment (XXXX-07-31): Guidelines require Business Narrative for 1099 contract employee.

Seller Comment (XXXX-07-29): (Rate Lock) XXXX Real estate is not owned by our borrower he is a XXXX.
There is no ownership percentage in the business and the narrative is not required on a 1099 only loan. Their license was used for the business verification.

Reviewer Comment (XXXX-07-07): Verification of employment is missing from file. The 1099 is in the borrower's business, ownership percentage of business is required. Business Narrative was not provided in file. Exception remains.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123679	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing a Business Narrative document. UPDATED 0XXXX*********.Borrower is a 1099 independent contractor. Guidelines require employment to be verified through the company, and verification of employment is missing from file. The 1099 is in the borrower's business, ownership percentage of business is required. Business Narrative was not provided in file.				Reviewer Comment (XXXX-08-06): Business Narrative not required. Seller Comment (XXXX-08-05): (Rate Lock) Narrative not required for 1099 Reviewer Comment (XXXX-07-31): Guidelines require Business Narrative for 1099 contract employee. Seller Comment (XXXX-07-29): (Rate Lock) XXXX Real estate is not owned by our borrower he is a XXXX. There is no ownership percentage in the business and the narrative is not required on a 1099 only loan. Their license was used for the business verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123679	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Verification of mortgage is missing for the borrower's primary residence. Payment history is not reflected on the credit report.	Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years.	XXXX	Reviewer Comment (XXXX-09-22): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-22): (Rate Lock) exception provided Reviewer Comment (XXXX-07-31): Guidelines require 12 month housing history, only 1 month was provided. Seller Comment (XXXX-07-29): (Rate Lock) stmt provided showing no lates	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123679	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Verification of mortgage is missing for the borrower's primary residence.	Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years.	XXXX	Reviewer Comment (XXXX-09-22): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-22): (Rate Lock) exception provided Reviewer Comment (XXXX-07-31): Guidelines require 12 month housing history, only 1 month was provided. Seller Comment (XXXX-07-29): (Rate Lock) stmt provided showing no lates	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123687	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage is short by XXXX. Please provide updated coverage or Replacement Cost Estimator for subject.				Reviewer Comment (XXXX-09-22): Update insurance document provided Seller Comment (XXXX-09-18): (Rate Lock) Updated HOI provided Reviewer Comment (XXXX-07-23): Estimated cost new on the most recent appraisal is XXXX. Seller Comment (XXXX-07-22): (Rate Lock) Building value reflects XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123365	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.					Reviewer Comment (XXXX-07-21): Sufficient assets provided Seller Comment (XXXX-07-21): (Rate Lock) Cash out used for reserves	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123365	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Loan file is missing asset documentation to fulfil the assets requirements.				Reviewer Comment (XXXX-07-21): Sufficient assets provided Seller Comment (XXXX-07-21): (Rate Lock) Cash out used for reserves	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123365	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 59.98392% exceeds Guideline total debt ratio of 55.00000%.	Calculated investor REO expense for additional properties owned was excluded from qualifying DTI. Debts included resulting in higher DTI.				Reviewer Comment (XXXX-08-04): Excluded non-subject PITIA paid by a third party. Seller Comment (XXXX-07-31): (Rate Lock) The XXXX should be for XXXX XXXX. This property mortgage is paid by another person. Reviewer Comment (XXXX-07-21): PITIA subject property -XXXX, PITIA investment property XXXX. Seller Comment (XXXX-07-21): (Rate Lock) please confirm what debts as we have 54% DTI	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123365	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower using rental income on subject property to qualify. However, portion of rent payments are paid in cash and cannot be verified.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has worked in the same position for more than 3 years. Miscellaneous	Loan to Value: 63.69863% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123331	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	Seller Closing Disclosure full document is missing.				Reviewer Comment (XXXX-07-17): XXXX received seller CD Reviewer Comment (XXXX-07-10): XXXX received seller CD, however page 2 of seller CD is missing. Please provide all the pages of seller CD to re-evaluate the exception.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123331	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Name of insured does not match vested names on title. Non-borrowing spouse is not on insurance.				Reviewer Comment (XXXX-08-24): Updated policy provided in trailing documents	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123331	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business account used for asset depletion. Business accounts are ineligible per guidelines. First account is a business account that is owned jointly with spouse. Second business is held by a trust in which the borrower and spouse are both trustees. Spouse is not on the loan.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 804	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123334	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide the final fully executed HUD. The HUD provided does not show payoff of mortgage.				Reviewer Comment (XXXX-08-04): Received complete HUD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123259	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Changed Circumstances dated XXXX did not mention which fees were changed and why they were changed. Title fees and recording fees increased from XXXX total to XXXX on XXXX. No cure was provided.	Reviewer Comment (XXXX-08-13): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (XXXX-08-07): PC CD provided. LOE provided. Check provided. Missing proof of mailing of docs and check.

Reviewer Comment (XXXX-08-07): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX.  XXXX over legal limit.  Insufficient or no cure was provided to the borrower. (0)

Reviewer Comment (XXXX-08-07): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX.  XXXX over legal limit.  Insufficient or no cure was provided to the borrower. (0)

Reviewer Comment (XXXX-08-07): XXXX received PCCD, LOE and copy of refund check. Missing proof of mailing. Also, we require true & certified copy of final settlement statement to verify fees charged at closing. Please provide proof of mailing & final settlement statement to re-evaluate the exception.

Reviewer Comment (XXXX-08-06): Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123259	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Valid COC for the increase in the appraisal fee above XXXX required.				Reviewer Comment (XXXX-08-10): XXXX received VCC.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123145	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (XXXX-07-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-27): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123145	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject has XXXX acres, which exceeds the program maximum of XXXXs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 62.37838% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 744 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123145	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance was exceeded for the Appraisal Fee. The fee amount of XXXX exceeds the tolerance of XXXX. XXXX over the legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-28): XXXX received appXXXX comment for increase in fee and as per COC dated XXXX Seller Comment (XXXX-07-27): (Rate Lock) proof we were made aware of fee XXXX due to complexity and limited availibilty	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123145	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appXXXX noted the subject is also unique as it contains a 2 story single family dwelling with an attached garage that has a XXXX square foot recreation area and basement, and a 3rd building, which is an accessory dwelling unit.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 62.37838% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 744 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123506	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 64.92623% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The borrower was approved with income of XXXX at origination; however, Due Diligence income was XXXX, resulting in DTI discrepancy.				Reviewer Comment (XXXX-07-01): Income updated to use 15% expense ratio. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123506	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 64.92623% exceeds Guideline total debt ratio of 50.00000%.	The borrower was approved with income of XXXX at origination; however, Due Diligence income was XXXX, resulting in DTI discrepancy.				Reviewer Comment (XXXX-07-01): Income updated to use 15% expense ratio Seller Comment (XXXX-06-29): (Rate Lock) updated income calculation upload, both borrowers are 50% owner of the business, total income being used should be XXXX with correct expense ratio	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123506	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to DTI exceeding maximum allowable. Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided. Guidelines allow borrowers who have less than 2 years of business existence but more than 1 year with documentation of a minimum of 3 years employment history in the same line of work or related profession, prior to starting their own business and being self-employed. This was not provided.	Reviewer Comment (XXXX-08-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-08-25): Regraded to EV2-B based on comp factors.

Seller Comment (XXXX-08-24): (Rate Lock) Exception was updated to include: XXXX: Broker advised UW the borrowers sold their company to the current employer and are now contract employees instead of owners. Docs were not uploaded in error for confirmation, but we provided them post-close. Bill of sale provided XXXX lines up with new business being formed in Dec XXXX. Email from CPA dated XXXX confirms deposits that were conditioned for are payments for self-employment/independent contractor. Please advise if anything else is needed

Reviewer Comment (XXXX-08-24): To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify that business had been in existence for at least 2 years.

Seller Comment (XXXX-08-20): (Rate Lock) Exception updated

Reviewer Comment (XXXX-08-05): SOS document provided in trailing documents is missing document date. Please provide screenshot showing when this was pulled.

Seller Comment (XXXX-08-04): (Rate Lock) Docs to confirm start date and line of work for XXXX Management provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123506	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.				Reviewer Comment (XXXX-07-01): Income updated to use 15% expense ratio	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123506	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Waterfall due to DTI exceeding maximum allowable. Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided. Guidelines allow borrowers who have less than 2 years of business existence but more than 1 year with documentation of a minimum of 3 years employment history in the same line of work or related profession, prior to starting their own business and being self-employed. This was not provided.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years.	XXXX	Reviewer Comment (XXXX-08-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-08-24): (Rate Lock) Exception was updated to include: 0XXXX: Broker advised UW the borrowers sold their company to the current employer and are now contract employees instead of owners. Docs were not uploaded in error for confirmation, but we provided them post-close. Bill of sale provided XXXX lines up with new business being formed in Dec XXXX. Email from CPA dated XXXX confirms deposits that were conditioned for are payments for self-employment/independent contractor. Please advise if anything else is needed

Reviewer Comment (XXXX-08-24): To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify that business had been in existence for at least 2 years.

Seller Comment (XXXX-08-20): (Rate Lock) Exception updated

Reviewer Comment (XXXX-08-05): SOS document provided in trailing documents is missing document date. Please provide screenshot showing when this was pulled.

Seller Comment (XXXX-08-04): (Rate Lock) Docs to confirm start date and line of work for XXXX
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123506	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to DTI exceeding maximum allowable. Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided. Guidelines allow borrowers who have less than 2 years of business existence but more than 1 year with documentation of a minimum of 3 years employment history in the same line of work or related profession, prior to starting their own business and being self-employed. This was not provided.	Reviewer Comment (XXXX-08-25): Loan is Non-QM.

Seller Comment (XXXX-08-24): (Rate Lock) Exception was updated to include: XXXX: Broker advised UW the borrowers sold their company to the current employer and are now contract employees instead of owners. Docs were not uploaded in error for confirmation, but we provided them post-close. Bill of sale provided XXXX lines up with new business being formed in Dec XXXX. Email from CPA dated XXXX confirms deposits that were conditioned for are payments for self-employment/independent contractor. Please advise if anything else is needed

Reviewer Comment (XXXX-08-24): To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify that business had been in existence for at least 2 years.

Seller Comment (XXXX-08-20): (Rate Lock) Exception updated

Reviewer Comment (XXXX-08-05): SOS document provided in trailing documents is missing document date. Please provide screenshot showing when this was pulled.

Seller Comment (XXXX-08-04): (Rate Lock) Docs to confirm start date and line of work for XXXX Management provided

Reviewer Comment (XXXX-07-30): Income updated to use 15% expense ratio. XXXX missing for start date of XXXX Management. Line of work is also required for XXXX Management.
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123506	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to DTI exceeding maximum allowable. Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided. Guidelines allow borrowers who have less than 2 years of business existence but more than 1 year with documentation of a minimum of 3 years employment history in the same line of work or related profession, prior to starting their own business and being self-employed. This was not provided.	Reviewer Comment (XXXX-08-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-08-25): Regraded to EV2-B based on comp factors.

Seller Comment (XXXX-08-24): (Rate Lock) Exception was updated to include: +: Broker advised UW the borrowers sold their company to the current employer and are now contract employees instead of owners. Docs were not uploaded in error for confirmation, but we provided them post-close. Bill of sale provided XXXX lines up with new business being formed in Dec XXXX. Email from CPA dated XXXX confirms deposits that were conditioned for are payments for self-employment/independent contractor. Please advise if anything else is needed

Reviewer Comment (XXXX-08-24): To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify that business had been in existence for at least 2 years.

Seller Comment (XXXX-08-20): (Rate Lock) Exception updated

Reviewer Comment (XXXX-08-19): The lender's exception approval must state what third-party documentation was used to verify existence of business pre-consummation to consider for downgrade and waive. Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify the existence of the business.

Reviewer Comment (XXXX-08-06): Document provided is dated Post-close. Per ATR rule, all income documentation have to be verified prior to closing.

Reviewer Comment (XXXX-08-05): SOS document provided in trailing documents is missing document date. Please provide screenshot showing when this was pulled.

Seller Comment (XXXX-08-04): (Rate Lock) Docs to confirm start date and line of work for XXXX Management provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123506	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty>	New exception - SOS document provided in trailing documents is missing document date.				Reviewer Comment (XXXX-08-19): Document date provided. Reviewer Comment (XXXX-08-06): Document provided is dated Post-close. Per ATR rule, all income documentation have to be verified prior to closing.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Insufficient data provided to check variance between list price and sales price.	Valuation Type: Appraisal / Valuation Report Date: XXXX	List price and date are missing from the file.				Reviewer Comment (XXXX-06-18): LOX provided. Seller Comment (XXXX-06-16): (Rate Lock) This is a family sale - please see LOE attached	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (XXXX-06-18): Escrow instructions provided. Seller Comment (XXXX-06-18): (Rate Lock) escrow instructions provided in lieu of purchase agreement which is acceptable in CA	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower requested not to bring in 5% minimum contribution due to gift of equity of XXXX being provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 25.21 Guideline Requirement: 6.00 Loan to Value: 60.50000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 765	XXXX	Reviewer Comment (XXXX-05-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to Loan file is missing third party verification dated within 120 calendar days prior to the note to verify the business is currently active.	Reviewer Comment (XXXX-07-02): Non-QM based on the post-close lender exception outlining the alternate pre-close VOE documents relied upon to verify employment.

Reviewer Comment (XXXX-07-02): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID#XXXX which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0485) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0493) SOS document dated XXXX. The date was overlooked by UW that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW).

Reviewer Comment (XXXX-06-26): Approved lender exception was not provided in file. Please load approved lender exception with comp factors to the file which must state what third-party documentation was used to verify existence of business pre-consummation. Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify that the business was active. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-26): (Rate Lock) Exception updated to include: XXXX: At time of UW the UW had Certificate of existence from SOS the date was over looked that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW), Business bank statements were also used to evidence the business had current activity in the business.

Reviewer Comment (XXXX-06-18): Exception can be downgraded and waived with Lender Exception and Comp Factors provided in file. Guidelines were not followed so we need the form in file to show your decision and Approval to waive and regrade.

Seller Comment (XXXX-06-18): (Rate Lock) same condition multiple times
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXX LLC/Bank Statements)	Loan file is missing third party verification dated within 120 calendar days prior to the note to verify the business is currently active.	Reviewer Comment (XXXX-07-02): EV2-B based on the post-close lender exception outlining the alternate pre-close VOE documents relied upon to verify employment.

Reviewer Comment (XXXX-07-02): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID#XXXX which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0485) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0493) SOS document dated XXXX. The date was overlooked by UW that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW).

Reviewer Comment (XXXX-06-26): Approved lender exception was not provided in file. Please load approved lender exception with comp factors to the file which must state what third-party documentation was used to verify existence of business pre-consummation. Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify that the business was active. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-26): (Rate Lock) Exception updated to include: XXXX: At time of UW the UW had Certificate of existence from SOS the date was over looked that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW), Business bank statements were also used to evidence the business had current activity in the business.

Reviewer Comment (XXXX-06-18): Exception can be downgraded and waived with Lender Exception and Comp Factors provided in file. Guidelines were not followed so we need the form in file to show your decision and Approval to waive and regrade.

Seller Comment (XXXX-06-18): (Rate Lock) same condition multiple times
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (XXXX-07-02): XXXX received rebuttal, seller CD and closing statement suffice Seller Comment (XXXX-07-01): (Rate Lock) The seller and buyer are related. Transaction was among family members selling to each other. Attached is closing office's seller signed closing statement matches the bottom line in our system. They only referenced the Gift of Equity amount on the closing office's official balance statement Reviewer Comment (XXXX-06-26): TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-05-18): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Loan file is missing third party verification dated within 120 calendar days prior to the note to verify the business is currently active.	Reviewer Comment (XXXX-07-02): EV2-B based on the post-close lender exception outlining the alternate pre-close VOE documents relied upon to verify employment.

Reviewer Comment (XXXX-07-02): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID#0995 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0485) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0493) SOS document dated XXXX. The date was overlooked by UW that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW).

Reviewer Comment (XXXX-06-26): Approved lender exception was not provided in file. Please load approved lender exception with comp factors to the file which must state what third-party documentation was used to verify existence of business pre-consummation. Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify that the business was active. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-26): (Rate Lock) Exception updated to include: XXXX: At time of UW the UW had Certificate of existence from SOS the date was over looked that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW), Business bank statements were also used to evidence the business had current activity in the business.

Reviewer Comment (XXXX-06-18): Exception can be downgraded and waived with Lender Exception and Comp Factors provided in file. Guidelines were not followed so we need the form in file to show your decision and Approval to waive and regrade.

Seller Comment (XXXX-06-18): (Rate Lock) same condition multiple times
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing third party verification dated within 120 calendar days prior to the note to verify the business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 25.21 Guideline Requirement: 6.00 Loan to Value: 60.50000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 765	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-26): Approved lender exception was not provided in file. Please load approved lender exception with comp factors to the file which must state what third-party documentation was used to verify existence of business pre-consummation. Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify that the business was active. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-26): (Rate Lock) Exception updated to include: XXXX: At time of UW the UW had Certificate of existence from SOS the date was over looked that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW), Business bank statements were also used to evidence the business had current activity in the business.

Reviewer Comment (XXXX-06-18): Exception can be downgraded and waived with Lender Exception and Comp Factors provided in file. Guidelines were not followed so we need the form in file to show your decision and Approval to waive and regrade.

Seller Comment (XXXX-06-18): (Rate Lock) same condition multiple times
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing third party verification dated within 120 calendar days prior to the note to verify the business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 25.21 Guideline Requirement: 6.00 Loan to Value: 60.50000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 765	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-06-26): Approved lender exception was not provided in file. Please load approved lender exception with comp factors to the file which must state what third-party documentation was used to verify existence of business pre-consummation. Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify that the business was active. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-26): (Rate Lock) Exception updated to include: XXXX: At time of UW the UW had Certificate of existence from SOS the date was over looked that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW), Business bank statements were also used to evidence the business had current activity in the business.

Reviewer Comment (XXXX-06-18): Exception can be downgraded and waived with Lender Exception and Comp Factors provided in file. Guidelines were not followed so we need the form in file to show your decision and Approval to waive and regrade.

Seller Comment (XXXX-06-18): (Rate Lock) same condition multiple times
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file is missing third party verification dated within 120 calendar days prior to the note to verify the business is currently active.	Reviewer Comment (XXXX-07-02): EV2-B based on the post-close lender exception outlining the alternate pre-close VOE documents relied upon to verify employment.

Reviewer Comment (XXXX-07-02): Lender has requested an ATR downgrade/waive for ATR exceptions on this file, due to Loan file missing a third-party verification to verify the existence of the business 120 days prior to Note date.

Lender provided an approved exception Doc ID#0995 which reflects what they relied on pre-consummation in closing the loan.  Below shows what was used as Alt docs, with doc IDs
1. (D0485) -Bank statements confirming recent business transactions (XXXX) with statement end date of XXXX which is less than 120 days prior to the Note date of XXXX
2. (D0493) SOS document dated XXXX. The date was overlooked by UW that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW).

Reviewer Comment (XXXX-06-30): Borrower exception requested shows 'XXXX - business was verified after closing'. The SOS document provided in file is missing date the document was pulled. Please provide a screenshot showing print date.

Reviewer Comment (XXXX-06-26): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (XXXX-06-26): Approved lender exception was not provided in file. Please load approved lender exception with comp factors to the file which must state what third-party documentation was used to verify existence of business pre-consummation. Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify that the business was active. Anything dated after closing would not be part of the consideration for Non-QM.

Seller Comment (XXXX-06-26): (Rate Lock) Exception updated to include: XXXX: At time of UW the UW had Certificate of existence from SOS the date was over looked that it was from XXXX and not XXXX since it was in XXXX (same month it was received in UW), Business bank statements were also used to evidence the business had current activity in the business.

Reviewer Comment (XXXX-06-18): Exception can be downgraded and waived with Lender Exception and Comp Factors provided in file. Guidelines were not followed so we need the form in file to show your decision and Approval to waive and regrade.

Seller Comment (XXXX-06-18): (Rate Lock) UW missed this in underwriting because he accidently waived the condition so overlooked it at CTC
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Change of circumstance provided for difference does not sufficiently provide reaXXXX for change.				Reviewer Comment (XXXX-06-25): XXXX received a valid COC. Seller Comment (XXXX-06-24): (Rate Lock) CIC doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Change of circumstance provided for difference does not sufficiently provide reaXXXX for change.				Reviewer Comment (XXXX-06-25): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (XXXX-06-24): (Rate Lock) This was already cleared	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Change of circumstance provided for difference does not sufficiently provide reaXXXX for change.				Reviewer Comment (XXXX-06-30): XXXX received COC and supporting appraisal order document for the fee was increased.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Change of circumstance provided for difference does not sufficiently provide reaXXXX for change.				Reviewer Comment (XXXX-07-17): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (XXXX-06-25): XXXX the cure provided on Final CD is XXXX. However, the cure required is XXXX in order to cure the credit report fee exception. Kindly provide a valid COC for the fee increased or additional cure of XXXX required along with cure documents Post CD,LOX,Copy of refund check and proof of mailing. Seller Comment (XXXX-06-24): (Rate Lock) XXXX cure applied at close	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123556	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Transfer Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file. Provide a post-close Closing Disclosure disclosing the tolerance cure to include XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (XXXX-07-22): XXXX received Letter of Explanation, Proof cure refund to borrower via principal reduction & Corrected CD. Reviewer Comment (XXXX-07-21): Exception has been elevated for further review. Seller Comment (XXXX-07-21): (Rate Lock) PR is shown as POC in section K so it would not change any of the funding numbers due to this being done post-close	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123556	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for subject property exceeding the guideline max of XXXXs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 21.40572% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-06-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123576	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance coverage is short XXXX; provide a policy reflecting sufficient coverage or a replacement cost estimator.	Reviewer Comment (XXXX-09-01): Property has 100% replacement cost.

Reviewer Comment (XXXX-08-31): Dwelling as to cover the Replacement Cost Estimate provided which is XXXX.

Reviewer Comment (XXXX-08-26): Email provided in trailing documents confirms policy covers 100% replacement cost. The replacement cost is XXXX and policy covers up to XXXX. This is short by XXXX.

Reviewer Comment (XXXX-07-21): RCE value XXXX. Coverage amount XXXX. Shortfall XXXX.

Reviewer Comment (XXXX-07-01): The Replacement cost needs to be verified. Coverage of XXXX does not cover loan amount of XXXX. Please provide Replacement Cost Estimator to verify coverage is sufficient.

Seller Comment (XXXX-07-01): (Rate Lock) Please see the dwelling coverage - it states 100% RC

Reviewer Comment (XXXX-07-01): Document provided show coverage of XXXX. Please provide updated coverage to cover shortfall of XXXX or Replacement Cost Estimator.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123623	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Missing final 1003 with date and signature.				Reviewer Comment (XXXX-07-29): Received final 1003 in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123623	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX. Loan file is missing documentation for borrower's down payment funds.				Reviewer Comment (XXXX-07-29): Received assets documentation in trailing docs. Seller Comment (XXXX-07-27): (Rate Lock) all docs provided Reviewer Comment (XXXX-07-21): 1003 shows downpayment funds of XXXX. Please provide documentation supporting the amount. Seller Comment (XXXX-07-21): (Rate Lock) 1031 docs	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123623	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Calculated assets is not sufficient to meet the reserves requirements.				Reviewer Comment (XXXX-07-29): Received assets documentation in trailing docs. Seller Comment (XXXX-07-27): (Rate Lock) all docs provided Reviewer Comment (XXXX-07-21): 1003 shows downpayment funds of XXXX. Please provide documentation supporting the amount. Seller Comment (XXXX-07-21): (Rate Lock) 1031 docs	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123623	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets in file are insufficient to satisfy reserve and cash to close requirements.				Reviewer Comment (XXXX-07-29): Received assets documentation in trailing docs. Seller Comment (XXXX-07-27): (Rate Lock) all docs provided Reviewer Comment (XXXX-07-21): 1003 shows downpayment funds of XXXX. Please provide documentation supporting the amount. Seller Comment (XXXX-07-21): (Rate Lock) 1031 docs	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123706	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX XXXX XXXX	No evidence of fraud report in file.				Reviewer Comment (XXXX-07-30): Fraud report provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123706	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing fraud report.				Reviewer Comment (XXXX-07-30): Fraud report provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123706	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	XXXX Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.				Reviewer Comment (XXXX-07-31): Client accepts EV2 Grade and elects to Waive. Reviewer Comment (XXXX-07-30): TNB not provided. Exception remains. Seller Comment (XXXX-07-29): (Rate Lock) Lemder accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123152	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		Note - Subordinate Lien document is missing.				Reviewer Comment (XXXX-07-29): Received document in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123152	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)					Reviewer Comment (XXXX-07-29): XXXX received E-Sign Process Summary which shows Sent to Fulfillment date as XXXX which is within 3 days of the application.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123152	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-07-16): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123371	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee Amount of XXXX exceeds tolerance of XXXX.				Reviewer Comment (XXXX-08-19): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123707	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty>	Third party verification for self employment is not dated.				Reviewer Comment (XXXX-08-03): Received proof of date in trailing docs. Seller Comment (XXXX-08-01): (Rate Lock) doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123707	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXX, XXXXXXXX Verification	Insurance Verification, Tax Verification is missing for XXXX XXXX XXXX, XXXXXXXX.	Reviewer Comment (XXXX-08-24): Borrower does not own property.

Reviewer Comment (XXXX-08-20): Section 3 of 1003 shows 795 as owned by borrower. Please update 1003.

Seller Comment (XXXX-08-18): (Rate Lock) CD provided; 795 is a rental the borrower stays at while working. Borrower does not own.

Reviewer Comment (XXXX-08-12): Hazard insurance for XXXX XXXX provided, missing Hazard insurance for XXXX XXXX, and mortgage statement for XXXX.

Seller Comment (XXXX-08-10): (Rate Lock) Docs provided

Reviewer Comment (XXXX-07-17): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Insurance Verification, Tax Verification

Reviewer Comment (XXXX-07-17): Tax verification provided, missing insurance verification.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123707	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Insurance Verification, Tax Verification is missing for XXXX XXXX XXXX, XXXXXXXX.	Reviewer Comment (XXXX-09-18): Borrower does not own property.

Seller Comment (XXXX-09-16): (Rate Lock) The other conditions are cleared for this, please clear

Reviewer Comment (XXXX-09-15): 1003 provided still reflects the property.

Seller Comment (XXXX-09-14): (Rate Lock) This was already provided and cleared.

Reviewer Comment (XXXX-08-20): Section 3 of 1003 shows 795 as owned by borrower. Please provide updated 1003.

Seller Comment (XXXX-08-18): (Rate Lock) CD provided; 795 is a rental the borrower stays at while working. Borrower does not own.

Reviewer Comment (XXXX-08-12): Hazard insurance for XXXX XXXX provided, missing Hazard insurance for XXXX XXXX, and mortgage statement for XXXX.

Seller Comment (XXXX-08-10): (Rate Lock) Docs provided

Reviewer Comment (XXXX-07-17): Tax verifications provided, missing insurance verifications for XXXX XXXX and XXXX XXXX, and mortgage statement for XXXX.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123707	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX, XXXX, XXXX Statement	Mortgage Statement is missing for XXXX XXXX, XXXX, XXXX, XXXX.				Reviewer Comment (XXXX-08-05): CD provided. Reviewer Comment (XXXX-08-03): Mortgage statement for the property was not provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123707	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXX, XXXXXXXX Verification	Insurance Verification, Tax Verification is missing for XXXX XXXX XXXX, XXXXXXXX.				Reviewer Comment (XXXX-08-05): Insurance verification provided Reviewer Comment (XXXX-07-17): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Insurance Verification, Tax Verification Reviewer Comment (XXXX-07-17): Tax verification provided, missing insurance verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123707	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Operating Agreement, VVOE - Employment Only	Missing VVOE for wages income and Operating agreement for business to show borrower's ownership percentage.	Reviewer Comment (XXXX-09-22): Received VVOE in trailing docs.

Seller Comment (XXXX-09-22): (Rate Lock) VOE provided

Reviewer Comment (XXXX-09-18): File is still missing VVOE for Borrower's Dept of corrections employment.

Seller Comment (XXXX-09-16): (Rate Lock) The other conditions are cleared for this, please clear

Reviewer Comment (XXXX-09-11): Received Schedule K-1 showing borrower is 100% owner. File is still missing VVOE for borrower's wage income.

Reviewer Comment (XXXX-08-24): Updated 1003 provided excluding property 795. Missing REO docs provided in trailing docs. XXXX showing doc date provided. File is still missing VVOE for wages income and operating agreement for the business. 'Principals' on state document provided does not necessarily imply all owners of a business are listed. It could refer to the management of the business.

Seller Comment (XXXX-08-20): (Rate Lock) This shows the only principal is our borrower and the amount of common stock. This should cover him being 100% owner.

Reviewer Comment (XXXX-08-20): VVOE for wage income still missing. Verification of ownership percentage in business was not provided. Please provide VVOE for wage income and CPA letter/Operating agreement or equivalent to verify borrower's percentage ownership in business.

Reviewer Comment (XXXX-08-12): VOE provided is for the self employed income, still missing VOE for the wage income and Operating agreement for the self employed income.

Seller Comment (XXXX-08-10): (Rate Lock) All docs provided

Reviewer Comment (XXXX-08-03): Loan file is still missing VVOE for borrower's wage income and Operating agreement for business to show borrower's ownership percentage.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123707	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing VVOE for wages income and operating agreement for the business. UPDATED XXXX****************************Missing REO documents for investment and primary home listed on 1003.Third party verification for self employment is not dated. Missing VVOE for wages income and operating agreement for the business. Missing REO documents for investment and primary home listed on 1003.	Reviewer Comment (XXXX-09-22): Received VVOE in trailing docs.

Seller Comment (XXXX-09-22): (Rate Lock) VOE provided

Reviewer Comment (XXXX-09-18): File is still missing VVOE for Borrower's Dept of corrections employment.

Seller Comment (XXXX-09-16): (Rate Lock) The other conditions are cleared for this, please clear

Reviewer Comment (XXXX-08-24): Updated 1003 provided excluding property 795. Missing REO docs provided in trailing docs. XXXX showing doc date provided. File is still missing VVOE for wages income and operating agreement for the business. 'Principals' on state document provided does not necessarily imply all owners of a business are listed. It could refer to the management of the business.

Seller Comment (XXXX-08-20): (Rate Lock) This shows the only principal is our borrower and the amount of common stock. This should cover him being 100% owner.

Reviewer Comment (XXXX-08-12): VOE provided is for the self employed income, still missing VOE for the wage income and Operating agreement for the self employed income.

Seller Comment (XXXX-08-10): (Rate Lock) All docs provided
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123668	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Assignment Notice disclosure is missing.	Reviewer Comment (XXXX-08-28): Client letter provided. Threshold adjusted.

Reviewer Comment (XXXX-08-05): Exception has been elevated for further review.

Seller Comment (XXXX-08-01): (Rate Lock)
The rule permits the exclusion of up to 2 bona fide discount points and does not state that the bona fide determination must be made on an all-or-nothing basis using the average rate reduction across all points charged. The interest rate was reduced by .625%. This should allow for up to 2 points to be considered bona fide.  As long as the rate was bought down at least .5%, then 2 points can be considered bona fide.  Anything charged above that is always 'non-bona fide' and considered in the high cost, regardless of any ratio.

Reviewer Comment (XXXX-07-02): The rate reduction was not sufficient to meet the deal setting of 0.25% per point paid. With an undiscounted rate of 6.875%, an undiscounted rate price of 0%, and discount points paid of 2.886%, we would calculate the cost of the rate reduction as 2.886% and calculate the rate reduction as 0.625% (6.875% - 6.25%). If we divide the amount of interest rate reduction (0.625%) by the amount of discount points paid (2.886%), we arrive at a rate reduction of 0.216%, which does not meet the industry standard of 0.25% or the client selected deal setting of 0.25%.

Seller Comment (XXXX-06-29): (Rate Lock) per p 11 of the compliance report pulled at closing, this does not have a HOEPA fail
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123668	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	HOEPA Disclosures missing.	Reviewer Comment (XXXX-08-28): Client letter provided. Threshold adjusted.

Reviewer Comment (XXXX-08-05): Exception has been elevated for further review.

Seller Comment (XXXX-08-01): (Rate Lock)
The rule permits the exclusion of up to 2 bona fide discount points and does not state that the bona fide determination must be made on an all-or-nothing basis using the average rate reduction across all points charged. The interest rate was reduced by .625%. This should allow for up to 2 points to be considered bona fide.  As long as the rate was bought down at least .5%, then 2 points can be considered bona fide.  Anything charged above that is always 'non-bona fide' and considered in the high cost, regardless of any ratio.

Reviewer Comment (XXXX-07-02): The rate reduction was not sufficient to meet the deal setting of 0.25% per point paid. With an undiscounted rate of 6.875%, an undiscounted rate price of 0%, and discount points paid of 2.886%, we would calculate the cost of the rate reduction as 2.886% and calculate the rate reduction as 0.625% (6.875% - 6.25%). If we divide the amount of interest rate reduction (0.625%) by the amount of discount points paid (2.886%), we arrive at a rate reduction of 0.216%, which does not meet the industry standard of 0.25% or the client selected deal setting of 0.25%.

Seller Comment (XXXX-06-29): (Rate Lock) per p 11 of the compliance report pulled at closing, this does not have a HOEPA fail
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123668	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Points and Fees on subject loan of 5.80211% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of XXXX on a Federal Total Loan Amount of XXXX versus an allowable total of XXXX.	Reviewer Comment (XXXX-08-28): Client letter provided. Threshold adjusted.

Reviewer Comment (XXXX-08-05): Exception has been elevated for further review.

Seller Comment (XXXX-08-01): (Rate Lock)
The rule permits the exclusion of up to 2 bona fide discount points and does not state that the bona fide determination must be made on an all-or-nothing basis using the average rate reduction across all points charged. The interest rate was reduced by .625%. This should allow for up to 2 points to be considered bona fide.  As long as the rate was bought down at least .5%, then 2 points can be considered bona fide.  Anything charged above that is always 'non-bona fide' and considered in the high cost, regardless of any ratio.

Reviewer Comment (XXXX-07-02): The rate reduction was not sufficient to meet the deal setting of 0.25% per point paid. With an undiscounted rate of 6.875%, an undiscounted rate price of 0%, and discount points paid of 2.886%, we would calculate the cost of the rate reduction as 2.886% and calculate the rate reduction as 0.625% (6.875% - 6.25%). If we divide the amount of interest rate reduction (0.625%) by the amount of discount points paid (2.886%), we arrive at a rate reduction of 0.216%, which does not meet the industry standard of 0.25% or the client selected deal setting of 0.25%.

Seller Comment (XXXX-06-29): (Rate Lock) per p 11 of the compliance report pulled at closing, this does not have a HOEPA fail
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123668	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	As per the note document, late charges of 5% exceed the federal limit of 4%.	Reviewer Comment (XXXX-08-28): Client letter provided. Threshold adjusted.

Reviewer Comment (XXXX-08-05): Exception has been elevated for further review.

Seller Comment (XXXX-08-01): (Rate Lock)
The rule permits the exclusion of up to 2 bona fide discount points and does not state that the bona fide determination must be made on an all-or-nothing basis using the average rate reduction across all points charged. The interest rate was reduced by .625%. This should allow for up to 2 points to be considered bona fide.  As long as the rate was bought down at least .5%, then 2 points can be considered bona fide.  Anything charged above that is always 'non-bona fide' and considered in the high cost, regardless of any ratio.

Reviewer Comment (XXXX-07-02): The rate reduction was not sufficient to meet the deal setting of 0.25% per point paid. With an undiscounted rate of 6.875%, an undiscounted rate price of 0%, and discount points paid of 2.886%, we would calculate the cost of the rate reduction as 2.886% and calculate the rate reduction as 0.625% (6.875% - 6.25%). If we divide the amount of interest rate reduction (0.625%) by the amount of discount points paid (2.886%), we arrive at a rate reduction of 0.216%, which does not meet the industry standard of 0.25% or the client selected deal setting of 0.25%.

Seller Comment (XXXX-06-29): (Rate Lock) per p 11 of the compliance report pulled at closing, this does not have a HOEPA fail
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123668	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.80211% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or .80211%). Non-Compliant High Cost Loan.	Earliest LE showing rate locked at Note rate of 6.25%, the rate lock agreement shows the actual rate lock date was XXXX. Undiscounted Interest Rate is 6.875% and Undiscounted Interest Rate Price of 0% yields a basis point ratio of 0.216, which is less than the testing threshold of 0.25. Discount points not excludable. HOEPA fees exceed 5%.	Reviewer Comment (XXXX-08-28): Client letter provided. Threshold adjusted.

Reviewer Comment (XXXX-08-05): Exception has been elevated for further review.

Seller Comment (XXXX-08-01): (Rate Lock)
The rule permits the exclusion of up to 2 bona fide discount points and does not state that the bona fide determination must be made on an all-or-nothing basis using the average rate reduction across all points charged. The interest rate was reduced by .625%. This should allow for up to 2 points to be considered bona fide.  As long as the rate was bought down at least .5%, then 2 points can be considered bona fide.  Anything charged above that is always 'non-bona fide' and considered in the high cost, regardless of any ratio.

Reviewer Comment (XXXX-07-02): The rate reduction was not sufficient to meet the deal setting of 0.25% per point paid. With an undiscounted rate of 6.875%, an undiscounted rate price of 0%, and discount points paid of 2.886%, we would calculate the cost of the rate reduction as 2.886% and calculate the rate reduction as 0.625% (6.875% - 6.25%). If we divide the amount of interest rate reduction (0.625%) by the amount of discount points paid (2.886%), we arrive at a rate reduction of 0.216%, which does not meet the industry standard of 0.25% or the client selected deal setting of 0.25%.

Seller Comment (XXXX-06-29): (Rate Lock) per p 11 of the compliance report pulled at closing, this does not have a HOEPA fail
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123668	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Pre-Loan Counseling Status disclosure is missing.	Reviewer Comment (XXXX-08-28): Client letter provided. Threshold adjusted.

Reviewer Comment (XXXX-08-05): Exception has been elevated for further review.

Seller Comment (XXXX-08-01): (Rate Lock)
The rule permits the exclusion of up to 2 bona fide discount points and does not state that the bona fide determination must be made on an all-or-nothing basis using the average rate reduction across all points charged. The interest rate was reduced by .625%. This should allow for up to 2 points to be considered bona fide.  As long as the rate was bought down at least .5%, then 2 points can be considered bona fide.  Anything charged above that is always 'non-bona fide' and considered in the high cost, regardless of any ratio.

Reviewer Comment (XXXX-07-02): The rate reduction was not sufficient to meet the deal setting of 0.25% per point paid. With an undiscounted rate of 6.875%, an undiscounted rate price of 0%, and discount points paid of 2.886%, we would calculate the cost of the rate reduction as 2.886% and calculate the rate reduction as 0.625% (6.875% - 6.25%). If we divide the amount of interest rate reduction (0.625%) by the amount of discount points paid (2.886%), we arrive at a rate reduction of 0.216%, which does not meet the industry standard of 0.25% or the client selected deal setting of 0.25%.

Seller Comment (XXXX-06-29): (Rate Lock) per p 11 of the compliance report pulled at closing, this does not have a HOEPA fail
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123668	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-06-08): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123249	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Approval Requesting exception for DSCR score below 1 at 0.958.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 25.93 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 793	XXXX	Reviewer Comment (XXXX-06-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123249	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Name of insured on hazard policy does not match vested name.				Reviewer Comment (XXXX-07-27): Policy now reflects additional insured. Seller Comment (XXXX-07-23): (Rate Lock) Please find the updated declaration page-with the LLC name added under Additional Interest - for the property insurance with XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123474	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (XXXX,XXXX XXXX of XXXX T. XXXX/Bank Statements)	Eight bank statements were provided for bank statement income with account ending XXXX, 12 months bank statements are required.	Reviewer Comment (XXXX-07-20): Transfers made from IOLTA account, more than 12 months bank statements provided for that account.

Seller Comment (XXXX-07-17): (Rate Lock) doc provided

Reviewer Comment (XXXX-07-15): CPA letter and bank statements in file confirms business is currently active. However, evidence from third party of start date of business was not provided in file.

Seller Comment (XXXX-07-15): (Rate Lock) CPA confirms active and operating

Reviewer Comment (XXXX-07-14): Loan file is still missing verification business was open and active within 120 days of the Note date.

Seller Comment (XXXX-07-14): (Rate Lock) Ownership provided

Reviewer Comment (XXXX-06-30): Transfers made from IOLTA account, more than 12 months bank statements provided for that account.
Guidelines require XXXX of length of ownership of business with any of the following documents; Letter from CPA/EA/CTEC or a tax preparer with a PTIN, Business Formation Documents which confirm the borrower’s ownership percentage (Articles of Incorporation, ByXXXXs, Charter, Articles of Association, DBA for a sole proprietor), Operating Agreement/Partnership Agreement.

Seller Comment (XXXX-06-26): (Rate Lock) bank statements addressed in file, other item is not required to be on file
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123474	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to file missing documentation to verify the start date of the borrower's business. Additionally, 12 months bank statements for account XXXX were not found in file.	Reviewer Comment (XXXX-08-04): Loan is Non-QM.

Seller Comment (XXXX-07-31): (Rate Lock) approved exception provided to use 8 months

Reviewer Comment (XXXX-07-29): Exception is for account ending XXXX. Per guidelines- 12 or 24 month complete bank statements must be in the file from the same account. Only 8 months bank statements were provided for this account, guidelines require XXXX months.

Seller Comment (XXXX-07-28): (Rate Lock) Per statement, account was opened XXXX and we have 12 month stmts for XXXX

Reviewer Comment (XXXX-07-27): Guidelines require 12 months bank statements, however account XXXX only has 8 months of statements. Start date accepted from Credit Report.

Seller Comment (XXXX-07-23): (Rate Lock) Credit report refers to the borrowers employment and reflects practicing XXXX in since XXXX and has had his license actively practicing since XXXX

Reviewer Comment (XXXX-07-22): Initial filing does not show the business as open for 2 years. Date created shows XXXX, which is 1.11 months. Since The XXXXs.... have not been open 2 years as required by Guidelines, additional documentation required.  Provide verification the borrower has been self employed for 2 years in the same line of work. If he does not have 2 years of being self employed, provide 3 yrs employed in the field. Business verified as open and active. Percentage of ownership verified. Missing 2 years self-employment and 2 years business being open.

Seller Comment (XXXX-07-22): (Rate Lock) Initial filing of XXXXs of XXXX XXXX provided showing the date created

Reviewer Comment (XXXX-07-22): Document provided in trailing docs for XXXXs of XXXX ... is missing document date to verify whether it was pulled prior to closing. Please provide a screenshot showing print date.

Seller Comment (XXXX-07-21): (Rate Lock) Both SOS were already provided with the start date.

Reviewer Comment (XXXX-07-20): Missing SOS document or equivalent for XXXX of XXXX T. XXXX to verify start date of business. Exception remains.

Seller Comment (XXXX-07-17): (Rate Lock) doc provided

Reviewer Comment (XXXX-07-15): CPA letter and bank statements in file confirms business is currently active. However, evidence from third party of start date of business was not provided in file.

Seller Comment (XXXX-07-15): (Rate Lock) CPA confirms active and operating

Reviewer Comment (XXXX-07-14): Loan file is still missing verification business was open and active within 120 days of the Note date.

Seller Comment (XXXX-07-14): (Rate Lock) Ownership provided

Reviewer Comment (XXXX-06-30): Transfers made from IOLTA account, more than 12 months bank statements provided for that account.
Guidelines require XXXX of length of ownership of business with any of the following documents; Letter from CPA/EA/CTEC or a tax preparer with a PTIN, Business Formation Documents which confirm the borrower’s ownership percentage (Articles of Incorporation, ByXXXXs, Charter, Articles of Association, DBA for a sole proprietor), Operating Agreement/Partnership Agreement.

																		Seller Comment (XXXX-06-26): (Rate Lock) bank statements addressed in file, other item is not required to be on file	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123474	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to file missing documentation to verify the start date of the borrower's business. Additionally, 12 months bank statements for account XXXX were not found in file.	Reviewer Comment (XXXX-08-04): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-07-31): (Rate Lock) approved exception provided to use 8 months

Reviewer Comment (XXXX-07-29): Exception is for account ending XXXX. Per guidelines- 12 or 24 month complete bank statements must be in the file from the same account. Only 8 months bank statements were provided for this account, guidelines require XXXX months.

Seller Comment (XXXX-07-28): (Rate Lock) Per statement, account was opened XXXX and we have 12 month stmts forXXXX

Reviewer Comment (XXXX-07-27): Guidelines require 12 months bank statements, however account XXXX only has 8 months of statements.

Reviewer Comment (XXXX-07-27): Credit report showing start date of business provided. System cleared.

Seller Comment (XXXX-07-23): (Rate Lock) Credit report refers to the borrowers employment and reflects practicing XXXX in sinceXXXX and has had his license actively practicing since XXXX

Reviewer Comment (XXXX-07-22): Initial filing does not show the business as open for 2 years. Date created shows XXXX, which is 1.11 months. Since The XXXXs.... have not been open 2 years as required by Guidelines, additional documentation required.  Provide verification the borrower has been self-employed for 2 years in the same line of work. If he does not have 2 years of being self-employed, provide 3 yrs employed in the field. Business verified as open and active. Percentage of ownership verified. Missing 2 years self-employment and 2 years business being open.

Seller Comment (XXXX-07-22): (Rate Lock) Initial filing of XXXXs of XXXX XXXX provided showing the date created

Reviewer Comment (XXXX-07-22): Document provided in trailing docs for XXXXs of XXXX ... is missing document date to verify whether it was pulled prior to closing. Please provide a screenshot showing print date.

Seller Comment (XXXX-07-21): (Rate Lock) Both SOS were already provided with the start date.

Reviewer Comment (XXXX-07-15): CPA letter and bank statements in file confirms business is currently active. However, evidence from third party of start date of business was not provided in file.

Seller Comment (XXXX-07-15): (Rate Lock) CPA confirms active and operating

Reviewer Comment (XXXX-07-14): Loan file is still missing verification business was open and active within 120 days of the Note date.

Seller Comment (XXXX-07-14): (Rate Lock) Ownership provided

Reviewer Comment (XXXX-06-30): Transfers made from IOLTA account, more than 12 months bank statements provided for that account.
Guidelines require XXXX of length of ownership of business with any of the following documents; Letter from CPA/EA/CTEC or a tax preparer with a PTIN, Business Formation Documents which confirm the borrower’s ownership percentage (Articles of Incorporation, ByXXXXs, Charter, Articles of Association, DBA for a sole proprietor), Operating Agreement/Partnership Agreement.

Seller Comment (XXXX-06-26): (Rate Lock) Guidelines do not require a separate document to verify how long the borrower has been in business since it is disclosed on the 1003
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123474	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Missing documentation to verify the start date of the borrower's business. Additionally, 12 months bank statements for account XXXX were not found in file.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI: 34.64631% Guideline Maximum DTI: 50.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-07-31): (Rate Lock) approved exception provided to use 8 months

Reviewer Comment (XXXX-07-29): Exception is for account ending XXXX. Per guidelines- 12 or 24 month complete bank statements must be in the file from the same account. Only 8 months bank statements were provided for this account, guidelines require XXXX months.

Seller Comment (XXXX-07-28): (Rate Lock) Per statement, account was opened XXXX and we have 12 month stmts forXXXX

Reviewer Comment (XXXX-07-27): Guidelines require 12 months bank statements, however account XXXX only has 8 months of statements.

Reviewer Comment (XXXX-07-27): Credit report showing start date of business provided.

Seller Comment (XXXX-07-23): (Rate Lock) Credit report refers to the borrowers employment and reflects practicing XXXX in sinceXXXX and has had his license actively practicing since XXXX

Reviewer Comment (XXXX-07-22): Initial filing does not show the business as open for 2 years. Date created shows XXXX, which is 1.11 months. Since The XXXXs.... have not been open 2 years as required by Guidelines, additional documentation required.  Provide verification the borrower has been self-employed for 2 years in the same line of work. If he does not have 2 years of being self-employed, provide 3 yrs employed in the field. Business verified as open and active. Percentage of ownership verified. Missing 2 years self-employment and 2 years business being open.

Seller Comment (XXXX-07-22): (Rate Lock) Initial filing of XXXXs of XXXX XXXX provided showing the date created

Reviewer Comment (XXXX-07-22): Document provided in trailing docs for XXXXs of XXXX ... is missing document date to verify whether it was pulled prior to closing. Please provide a screenshot showing print date.

Seller Comment (XXXX-07-21): (Rate Lock) Both SOS were already provided with the start date.

Reviewer Comment (XXXX-07-20): Missing SOS document or equivalent for XXXX of XXXX T. XXXX to verify start date of business. Exception remains.

Seller Comment (XXXX-07-17): (Rate Lock) doc provided

Reviewer Comment (XXXX-07-15): CPA letter and bank statements in file confirms business is currently active. However, evidence from third party of start date of business was not provided in file.

Seller Comment (XXXX-07-15): (Rate Lock) CPA confirms active and operating

Reviewer Comment (XXXX-07-14): Loan file is still missing verification business was open and active within 120 days of the Note date.

Seller Comment (XXXX-07-14): (Rate Lock) Ownership provided

Reviewer Comment (XXXX-06-30): Transfers made from IOLTA account, more than 12 months bank statements provided for that account.
Guidelines require XXXX of length of ownership of business with any of the following documents; Letter from CPA/EA/CTEC or a tax preparer with a PTIN, Business Formation Documents which confirm the borrower’s ownership percentage (Articles of Incorporation, ByXXXXs, Charter, Articles of Association, DBA for a sole proprietor), Operating Agreement/Partnership Agreement.

Seller Comment (XXXX-06-26): (Rate Lock) bank statements addressed in file, other item is not required to be on file
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123474	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing documentation to verify the start date of the borrower's business. Additionally, 12 months bank statements for account XXXX were not found in file.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least XXXX0.00. Miscellaneous	DTI: 34.64631% Guideline Maximum DTI: 50.00000% Documentation Type: 12mo Bank Statement Disposable Income: XXXX Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-07-31): (Rate Lock) approved exception provided to use 8 months

Reviewer Comment (XXXX-07-29): Exception is for account ending XXXX. Per guidelines- 12 or 24 month complete bank statements must be in the file from the same account. Only 8 months bank statements were provided for this account, guidelines require XXXX months.

Seller Comment (XXXX-07-28): (Rate Lock) Per statement, account was opened XXXX and we have 12 month stmts forXXXX

Reviewer Comment (XXXX-07-27): Guidelines require 12 months bank statements, however account XXXX only has 8 months of statements.

Reviewer Comment (XXXX-07-27): Credit report showing start date of business provided.

Seller Comment (XXXX-07-23): (Rate Lock) Credit report refers to the borrowers employment and reflects practicing XXXX in sinceXXXX and has had his license actively practicing since XXXX

Reviewer Comment (XXXX-07-22): Initial filing does not show the business as open for 2 years. Date created shows XXXX, which is 1.11 months. Since The XXXXs.... have not been open 2 years as required by Guidelines, additional documentation required.  Provide verification the borrower has been self-employed for 2 years in the same line of work. If he does not have 2 years of being self-employed, provide 3 yrs employed in the field. Business verified as open and active. Percentage of ownership verified. Missing 2 years self-employment and 2 years business being open.

Seller Comment (XXXX-07-22): (Rate Lock) Initial filing of XXXXs of XXXX XXXX provided showing the date created

Reviewer Comment (XXXX-07-22): Document provided in trailing docs for XXXXs of XXXX ... is missing document date to verify whether it was pulled prior to closing. Please provide a screenshot showing print date.

Seller Comment (XXXX-07-21): (Rate Lock) Both SOS were already provided with the start date.

Reviewer Comment (XXXX-07-20): Missing SOS document or equivalent for XXXX of XXXX T. XXXX to verify start date of business.

Seller Comment (XXXX-07-17): (Rate Lock) doc provided

Reviewer Comment (XXXX-07-16): SOS document was provided for XXXX XXXX PC. Please provide SOS document or equivalent for XXXX of XXXX T. XXXX.

Reviewer Comment (XXXX-07-15): CPA letter and bank statements in file confirms business is currently active. However, evidence from third party of start date of business was not provided in file.

Seller Comment (XXXX-07-15): (Rate Lock) CPA confirms active and operating

Reviewer Comment (XXXX-07-14): Loan file is still missing verification business was open and active within 120 days of the Note date.

Seller Comment (XXXX-07-14): (Rate Lock) Ownership provided

Reviewer Comment (XXXX-06-30): Agreed, transfers made from IOLTA account, more than 12 months bank statements provided for that account.
Guidelines require XXXX of length of ownership of business with any of the following documents; Letter from CPA/EA/CTEC or a tax preparer with a PTIN, Business Formation Documents which confirm the borrower’s ownership percentage (Articles of Incorporation, ByXXXXs, Charter, Articles of Association, DBA for a sole proprietor), Operating Agreement/Partnership Agreement.

Seller Comment (XXXX-06-26): (Rate Lock) bank statements addressed in file, other item is not required to be on file
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123474	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to file missing documentation to verify the start date of the borrower's business. Additionally, 12 months bank statements for account XXXX were not found in file.	Reviewer Comment (XXXX-08-04): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-07-31): (Rate Lock) approved exception provided to use 8 months

Reviewer Comment (XXXX-07-29): Exception is for account ending XXXX. Per guidelines- 12 or 24 month complete bank statements must be in the file from the same account. Only 8 months bank statements were provided for this account, guidelines require XXXX months.

Seller Comment (XXXX-07-28): (Rate Lock) Per statement, account was opened XXXX and we have 12 month stmts forXXXX

Reviewer Comment (XXXX-07-27): Guidelines require 12 months bank statements, however account XXXX only has 8 months of statements.

Reviewer Comment (XXXX-07-27): Credit report showing start date of business provided. System cleared.

Seller Comment (XXXX-07-23): (Rate Lock) Credit report refers to the borrowers employment and reflects practicing XXXX in sinceXXXX and has had his license actively practicing since XXXX

Reviewer Comment (XXXX-07-22): Initial filing does not show the business as open for 2 years. Date created shows XXXX, which is 1.11 months. Since The XXXXs.... have not been open 2 years as required by Guidelines, additional documentation required.  Provide verification the borrower has been self-employed for 2 years in the same line of work. If he does not have 2 years of being self-employed, provide 3 yrs employed in the field. Business verified as open and active. Percentage of ownership verified. Missing 2 years self-employment and 2 years business being open.

Seller Comment (XXXX-07-22): (Rate Lock) Initial filing of XXXXs of XXXX XXXX provided showing the date created

Reviewer Comment (XXXX-07-22): Document provided in trailing docs for XXXXs of XXXX ... is missing document date to verify whether it was pulled prior to closing. Please provide a screenshot showing print date.

Seller Comment (XXXX-07-21): (Rate Lock) Both SOS were already provided with the start date.

Reviewer Comment (XXXX-07-15): CPA letter and bank statements in file confirms business is currently active. However, evidence from third party of start date of business was not provided in file.

Seller Comment (XXXX-07-15): (Rate Lock) CPA confirms active and operating

Reviewer Comment (XXXX-07-14): Loan file is still missing verification business was open and active within 120 days of the Note date.

Seller Comment (XXXX-07-14): (Rate Lock) Ownership provided

Reviewer Comment (XXXX-06-30): Transfers made from IOLTA account, more than 12 months bank statements provided for that account.
Guidelines require XXXX of length of ownership of business with any of the following documents; Letter from CPA/EA/CTEC or a tax preparer with a PTIN, Business Formation Documents which confirm the borrower’s ownership percentage (Articles of Incorporation, ByXXXXs, Charter, Articles of Association, DBA for a sole proprietor), Operating Agreement/Partnership Agreement.

Seller Comment (XXXX-06-26): (Rate Lock) The LOE addressing this was already in file
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123474	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	The total of Statement Period Months entered is less than the Qualifying Method entered of Most Recent 12 months.	Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX Statement Period Months provided: 8,	Guidelines require 12 months bank statements, however account XXXX only has 8 months of statements.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	DTI: 34.64631% Guideline Maximum DTI: 50.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-31): (Rate Lock) approved exception provided to use 8 months Reviewer Comment (XXXX-07-29): Exception is for account ending XXXX. Per guidelines- 12 or 24 month complete bank statements must be in the file from the same account. Only 8 months bank statements were provided for this account, guidelines require XXXX months. Seller Comment (XXXX-07-28): (Rate Lock) Per statement, account was opened XXXX and we have 12 month stmts forXXXX	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123323	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (Final/XXXX)	The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (Final/XXXX).				Reviewer Comment (XXXX-08-13): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Reviewer Comment (XXXX-08-12): XXXX tracking checked 6:38 - XXXX - Latest Update Your item was delivered in or at the mailbox at 11:42 am on XXXX 22, XXXX in XXXX, XXXX Get More Out of XXXX Tracking: XXXX Tracking Plus® Reviewer Comment (XXXX-08-11): Survey fee in the amount of XXXX was added to the PCCD. Remediation requires PCCD, LOE, copy of refund check in the amount of XXXX, and proof of mailing.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123262	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.						Reviewer Comment (XXXX-07-22): Updated HOI policy provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123262	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception is approved for 1x60x12 on non-subject and non-primary mortgage.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Reserves: 27.19 Guideline Requirement: 6.00 Loan to Value: 64.99000% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123262	XXXX	XXXX	XXXX	XXXX	Property	Appraisal	Appraisal Reconciliation	Appraisal	Missing secondary valuation viaDesk Review, Field Review, or 2nd URAR, as required by client.						Reviewer Comment (XXXX-07-22): CDA provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123419	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		EIN for borrowing business entity is missing from the file.				Reviewer Comment (XXXX-07-22): EIN provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123419	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		EIN for the borrowing business entity is missing from the file.				Reviewer Comment (XXXX-08-05): EIN provided in trailing docs. Seller Comment (XXXX-08-05): (Rate Lock) This was provided please clear	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123419	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate resolution was not provided for borrowing entity.				Reviewer Comment (XXXX-08-05): All members signed Security Instrumnet. Seller Comment (XXXX-08-05): (Rate Lock) all 4 members on the DOT, therefore are aware and this is not needed Reviewer Comment (XXXX-07-22): Borrowing business entity has more than one member. Please provide evidence that guarantor has authority to bind the company.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123419	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-08-05): 1008 provided in trailing docs showing UW reviewed the assets Seller Comment (XXXX-08-05): (Rate Lock) 1008 is jurisdiction indicating the UW reviewed the assets and there will be no impact	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123419	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.	Reviewer Comment (XXXX-08-05): 1008 provided in trailing docs showing UW reviewed the assets

Seller Comment (XXXX-08-05): (Rate Lock) 1008 is jurisdiction indicating the UW reviewed the assets and there will be no impact

Reviewer Comment (XXXX-07-22): When business funds are being used for down payment or closing costs, and the borrower is using self-employed income from that business to qualify, documentation to prove that the withdrawal of funds will not negatively impact the business is required as evidenced by either:
o A signed letter from a CPA/licensed tax preparer or
o A satisfactory Cash Flow Analysis (CFA) completed by the underwriter or
o Other Underwriter justification documented in the file
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123378	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Housing payment history was not provided.				Reviewer Comment (XXXX-07-21): Received VOM in trailng docs. Reviewer Comment (XXXX-07-16): Only 1 month mortgage payment was reflected on the credit report. Guidelines require 12 months housing history. Please provide borrower's verification of rent/mortgage.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123683	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception in file for seller to provide 3 months bank statements as evidence of receipt of rental income in the amount of XXXX per month versus market rents of XXXX per month to meet the DSCR score requirement of 1.				Reviewer Comment (XXXX-07-21): Proof of rent receipts provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123683	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan file is missing a verification the 3 months bank statements showing the receipt of the rent received.				Reviewer Comment (XXXX-07-21): Proof of rent receipts provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123476	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a log home.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 65.05 Guideline Requirement: 6.00 The DSCR of 1.02 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	4350123476	XXXX	XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal	The Desk Review or Field Review effective date does not match the Appraisals effective date.	Reviewer Comment (XXXX-07-29): Received updated appraisal in trailing docs.

Seller Comment (XXXX-07-27): (Rate Lock) revised appraisal showing corrected date and be in line with CDA date

Reviewer Comment (XXXX-07-01): CDA effective date should match effective date of the updated appraisal. There were changes made as noted on the updated appraisal. Please provide an updated CDA.

Seller Comment (XXXX-06-27): (Rate Lock) The CDA was pulled by the appraisal dept 0XXXX and the original appraisal in file was done XXXX we had an updated appraisal on the file as we had to have comps that were not short term rentals so the updated appraisal date on this was 0XXXX16 we just didn't pull an updated CDA as it had already been cleared and signed off as the value had no change and was already supported.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	4350123224	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Guarantor is 50% owner of borrowing entity; LLC resolution required giving guarantor authority to bind the company.				Reviewer Comment (XXXX-09-29): Received corporate resolution in trailing docs. Reviewer Comment (XXXX-06-30): The Operating Agreement does not expressly state that guarantor has authority to bind the company. Seller Comment (XXXX-06-28): (Rate Lock) The operating agreement is in file and reflects the borrower as the appointed representative,	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123280	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Guarantor is 50% owner of borrowing entity; LLC resolution required giving guarantor authority to bind the company.				Reviewer Comment (XXXX-09-29): Received corporate resolution in trailing docs. Reviewer Comment (XXXX-07-01): The operating agreement provided in file does not expressly give authority to guarantor to bind the company. The partnership representative under Article 7, Allocations, Distributions, Elections and reports, does not seem to be referring to giving guarantor authority to bind the company. Seller Comment (XXXX-06-28): (Rate Lock) The operating agreement is in file and reflects the borrower as the appointed representative,	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123563	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX P&L Statement	The most recent 1040 & 1120S, K-1, and YTD P&L for XXXX XXXX are missing. The YTD P&L provided in the file was not signed by the preparer and the borrower, as required by guidelines. ***** Update XXXX***** Remaining outstanding item is pre-close signed P&L.	Reviewer Comment (XXXX-09-25): Received P&L in trailing docs.

Reviewer Comment (XXXX-08-24): A signed P&L dated prior to the Note date is required.

Seller Comment (XXXX-08-20): (Rate Lock) Please use the XXXX guides

Reviewer Comment (XXXX-08-14): Signed P&L in file is post close and the income carries over to a date after closing. Provide pre-close P&L signed by the borrower.

Reviewer Comment (XXXX-08-14): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: P&L Statement, Third Party Verification

Reviewer Comment (XXXX-08-05): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: 1120S (XXXX), P&L Statement, Third Party Verification

Reviewer Comment (XXXX-07-01): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: 1120S (XXXX), 1120S (XXXX), K-1 (XXXX), K-1 (XXXX), P&L Statement, Third Party Verification

Reviewer Comment (XXXX-07-01): The most recent 1040 and YTD P&L for XXXX XXXX are missing. The YTD P&L provided in the file is for borrowing entity.

Seller Comment (XXXX-06-28): (Rate Lock) The loan was underwritten XXXX and CTC XXXX.  This is what our guides says for full doc loans on p 22.  It does not say the preparer needs to sign.  "A year-to-date signed and dated P&L is required up to and including the most recent month preceding the loan application date if the most recent years tax returns are not provided"

Reviewer Comment (XXXX-06-22): Note date is XXXX. Guidelines require most recent tax returns, and if not filed, prior year P&L statement and YTD P&L if closing is XXXX 1st or after. The P&L may be audited or unaudited but must be signed and dated by the preparer and the borrower.

Seller Comment (XXXX-06-18): (Rate Lock) This is a 12 month full doc loan and borrower's have been in business > 5 years. XXXX is not needed
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123563	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX P&L Statement	The most recent 1040 & 1120S, K-1, and YTD P&L for XXXX XXXX are missing. The YTD P&L provided in the file was not signed by the preparer and the borrower, as required by guidelines. ***** Update XXXX***** Remaining outstanding item is pre-close signed P&L.	Reviewer Comment (XXXX-09-25): Received P&L in trailing docs.

Reviewer Comment (XXXX-09-11): P&L provided is dated post close. A pre-close dated P&L is required.

Reviewer Comment (XXXX-08-24): A signed P&L dated prior to the Note date is required.

Seller Comment (XXXX-08-20): (Rate Lock) Please use the XXXX guides

Reviewer Comment (XXXX-08-14): Signed P&L in file is post close and the income carries over to a date after closing. Provide pre-close P&L signed by the borrower.

Reviewer Comment (XXXX-08-14): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: P&L Statement, Third Party Verification

Reviewer Comment (XXXX-08-05): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: 1120S (XXXX), P&L Statement, Third Party Verification

Reviewer Comment (XXXX-07-01): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: 1120S (XXXX), K-1 (XXXX), P&L Statement, Third Party Verification

Reviewer Comment (XXXX-07-01): The most recent 1040 and YTD P&L for XXXX XXXX are missing. The YTD P&L provided in the file is for borrowing entity.

Seller Comment (XXXX-06-28): (Rate Lock) The loan was underwritten XXXX and CTC XXXX.  This is what our guides says for full doc loans on p 22.  It does not say the preparer needs to sign.  "A year-to-date signed and dated P&L is required up to and including the most recent month preceding the loan application date if the most recent years tax returns are not provided"

Reviewer Comment (XXXX-06-25): Per guidelines 'The P&L may be audited or unaudited but must be signed and dated by the preparer and the borrower.' The signed P&L statement provided in trailing docs is up to XXXX 15, which is post close. Please provide a P&L statement up to at most closing date. The most recent 1040 & 1120S, K-1, and YTD P&L for XXXX XXXX are missing. Exception remains.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123563	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX,XXXXStatement	The mortgage statement for XXXX was not found in the file.				Reviewer Comment (XXXX-06-22): CD provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123563	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The most recent 1040 & 1120S, K-1, and YTD P&L for XXXX XXXX are missing. The YTD P&L provided in the file was not signed by the preparer and the borrower, as required by guidelines. ***** Update XXXX***** Remaining outstanding item is pre-close signed P&L.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 744 Reserves: 101.48 Guideline Requirement: 6.00 Housing history 0X30X12.	XXXX	Reviewer Comment (XXXX-09-25): Lender exception with Compensating Factors provided to allow Post-close P&L. Downgraded and waived.

Reviewer Comment (XXXX-08-24): A signed P&L dated prior to the Note date is required.

Seller Comment (XXXX-08-20): (Rate Lock) Please use the XXXX guides

Reviewer Comment (XXXX-08-14): Signed P&L in file is post close and the income carries over to a date after closing. Provide pre-close P&L signed by the borrower.

Reviewer Comment (XXXX-08-04): 3.11.26 Guidelines used, which state, A year-to-date signed and dated P&L is required up to and including the most recent month preceding the loan application date if the most recent years tax returns are not provided. The P&L provided is dated past closing, through XXXX15, but the Note date is XXXX.  Loan file missing 1040 extension. Document provided is not an IRS document, unable to determine source.

Seller Comment (XXXX-08-01): (Rate Lock) please advise what guide this is in reference to

Reviewer Comment (XXXX-07-01): The most recent 1040 and YTD P&L for XXXX XXXX are missing. The YTD P&L provided in the file is for borrowing entity.

Seller Comment (XXXX-06-28): (Rate Lock) Guidelines do not say this. The only place where it references the CPA executing is the P&L program, this is full doc. I will resend the docs for you

Reviewer Comment (XXXX-06-25): Per guidelines 'The P&L may be audited or unaudited but must be signed and dated by the preparer and the borrower.' The signed P&L statement provided in trailing docs is up to XXXX 15, which is post close. Please provide a P&L statement up to at most closing date. The most recent 1040 & 1120S, K-1, and YTD P&L for XXXX XXXX are missing. Exception remains.

Seller Comment (XXXX-06-24): (Rate Lock) guides just say signed, do not say signed by preparer
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123617	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided	Guarantor is 50% owner of borrowing entity; LLC resolution required giving guarantor authority to bind the company.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 785 The DSCR of 1.06 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-08-17): Document provided is dated post close.

Reviewer Comment (XXXX-07-17): Article 4.2 states 'The appointment of the manager shall be agreed upon by a majority of the members. The term shall be one year XXXXwable annually upon approval of the members. The appointment may be terminated at any time by a majority vote of the members.' We need verification that guarantor is the current manager.

Seller Comment (XXXX-07-16): (Rate Lock) Article IV states "the manager shall have full, complete and exclusive authority, power and discretion to manage and control the business, property and affairs of the Company to make all decisions regarding those matters and to perform any and all other acts or activities"

Reviewer Comment (XXXX-07-15): The operating agreement does not give authority to either member to bind the company. 'The appointment of the manager shall be agreed upon by a majority of the members'. We need verification that guarantor is the current manager.

Seller Comment (XXXX-07-14): (Rate Lock) OA provided appointing borrower as managing member

Reviewer Comment (XXXX-07-07): Article IV refers to appointment of the manager to be agreed upon by a majority of the members. The agreement appointing guarantor as manager was not provided in file.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123648	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing dated within 90 days of closing was not provided.				Reviewer Comment (XXXX-07-17): COGS provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123648	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Name of insured on hazard insurance policy does not match vested name.				Reviewer Comment (XXXX-07-29): Received updated insurance policy in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123648	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Maximum LTV for short-term transactions is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 64.61 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 772 Housing payment history is 0x30x24 or better. The DSCR of 1.22 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123648	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Maximum LTV for short-term transactions is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 64.61 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 772 Housing payment history is 0x30x24 or better. The DSCR of 1.22 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-06-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123693	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	The Final Closing Disclosure issued on XXXX indicates on page 4 that no escrow account will be established; however, neither checkbox—'you declined it' nor 'your lender does not offer one'—was selected.				Reviewer Comment (XXXX-07-16): XXXX received PCCD and LOE.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123693	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Lender Credits Fee was last disclosed as -XXXX on Loan Estimate but disclosed as -XXXX on Final Closing Disclosure. The file does not contain a valid Change of Circumstance for this fee, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance cure to include XXXX, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (XXXX-07-16): XXXX received Interim CD.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123479	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX CPA license	Validation of the CPA license is required and was not provided in file.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	DTI: 37.25590% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 790 Loan to Value: 70.00000% Guideline Maximum Loan to Value: 80.00000% Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-31): Received CPA verification in file but it is dated Post-close. Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-21): Verification of CPA license is dated post close.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123479	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing provided for borrowing entity is missing a document date. Unable to verify business existence within 120 days prior to the note date.				Reviewer Comment (XXXX-07-21): COGS with document date provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123575	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75106)	Zero Percent Fee Tolerance was exceeded for Collateral Desktop Analysis. Fee amount of XXXX exceeds tolerance of XXXX. XXXX is over the legal limit. No valid COC provided nor cure.				Reviewer Comment (XXXX-08-11): XXXX received a valid COC. Seller Comment (XXXX-08-10): (Rate Lock) invoice provided showing date we were made aware of CDA fee	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123575	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance was exceeded for Credit Report Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX is over the legal limit. No valid COC nor cure provided.				Reviewer Comment (XXXX-08-11): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (XXXX-08-10): (Rate Lock) this was applied at close	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123575	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX NSF/overdrafts in the last 12 months.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 117.00 Guideline Requirement: 6.00 Loan to Value: 51.42857% Guideline Maximum Loan to Value: 70.00000%	XXXX	Reviewer Comment (XXXX-07-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123575	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide the final rate lock showing the number of months of bank statements. From the documents provided in the file, it is unclear how many months of bank statements are required.				Reviewer Comment (XXXX-08-12): Received Rate Lock in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123575	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-11): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123658	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX, Borrower: XXXX CPA verification CPA verification	Missing CPA verification.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 17.50 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 780	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-27): Lender's exception approval did not reflect what specifically was relied on pre-close to verify the CPA license. Please provide updated lender exception.

Seller Comment (XXXX-07-23): (Rate Lock) Full exception is shown but last letter is cut off "tax preparer verification provided after loan closed. Letter provided was to confirm % ownership"  Hopefully you can read it

Reviewer Comment (XXXX-07-15): Document verifying CPA license is dated post-closing.

Seller Comment (XXXX-07-14): (Rate Lock) Our guides require the letter to be from a CPA/EA/etc. but don't require the UW validation to be on file which is why it was not at the time of delivery.  I have verified it now and gotten an exception to get this after the fact as well

Reviewer Comment (XXXX-07-01): Please see guidelines version XXXX, Pg 58, section 804 for Self-employed ownership verification. Letter from CPA/EA/CTEC or a tax preparer with a PTIN. Validation of the license/PTIN is required.

Seller Comment (XXXX-06-28): (Rate Lock) This wasn't on file at UW because our guides don't require it
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123658	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing CPA verification.				Reviewer Comment (XXXX-08-04): Loan is Non-QM.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123658	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing CPA verification.				Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-04): Regraded to EV2-B with comp factors. Reviewer Comment (XXXX-07-27): Lender's exception approval did not reflect what specifically was relied on pre-close to verify the CPA license. Please provide updated lender exception. Seller Comment (XXXX-07-23): (Rate Lock) Full exception is shown but last letter is cut off "tax preparer verification provided after loan closed. Letter provided was to confirm % ownership" Hopefully you can read it	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123658	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing CPA verification.	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-08-04): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-07-27): Lender's exception approval did not reflect what specifically was relied on pre-close to verify the CPA license. Please provide updated lender exception.

Seller Comment (XXXX-07-23): (Rate Lock) Full exception is shown but last letter is cut off "tax preparer verification provided after loan closed. Letter provided was to confirm % ownership"  Hopefully you can read it

Reviewer Comment (XXXX-07-15): Document verifying CPA license is dated post-closing.

Seller Comment (XXXX-07-14): (Rate Lock) Our guides require the letter to be from a CPA/EA/etc. but don't require the UW validation to be on file which is why it was not at the time of delivery.  I have verified it now and gotten an exception to get this after the fact as well
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123658	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing CPA verification.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 17.50 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 780	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-27): Lender's exception approval did not reflect what specifically was relied on pre-close to verify the CPA license. Please provide updated lender exception.

Seller Comment (XXXX-07-23): (Rate Lock) Full exception is shown but last letter is cut off "tax preparer verification provided after loan closed. Letter provided was to confirm % ownership"  Hopefully you can read it

Reviewer Comment (XXXX-07-15): Document verifying CPA license is dated post-closing.

Seller Comment (XXXX-07-14): (Rate Lock) Our guides require the letter to be from a CPA/EA/etc. but don't require the UW validation to be on file which is why it was not at the time of delivery.  I have verified it now and gotten an exception to get this after the fact as well

Reviewer Comment (XXXX-07-01): Please see guidelines version XXXX, Pg 58, section 804 for Self-employed ownership verification. Letter from CPA/EA/CTEC or a tax preparer with a PTIN. Validation of the license/PTIN is required.

Seller Comment (XXXX-06-28): (Rate Lock) This wasn't on file at UW because our guides don't require it
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123522	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX W-2 (XXXX)	Co-borrower's XXXX W-2 is missing to verify borrower's 2-year employment history.	Reviewer Comment (XXXX-08-11): W-2 received and associated. Exception cleared.

Seller Comment (XXXX-08-11): (Rate Lock) W2 provided

Reviewer Comment (XXXX-07-29): 2 year employment history still has to be verified even though loan is locked as a 12month Bank statement income. 12 month BS is the income type used to qualify, all borrowers still have to show 2 years employment history per guidelines.

Seller Comment (XXXX-07-28): (Rate Lock) It was locked as a 12-month BS loan - we don't need 2-years for B2 when it's locked as 12-months

Reviewer Comment (XXXX-07-21): Verification of employment required for prior employment, XXXX Management. Exception remains.

Seller Comment (XXXX-07-20): (Rate Lock) VOE provided; previous VOE not needed as URLA suffices for 2 year work history
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123522	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing XXXX W-2 to verify Co-borrower's 2-year employment history.	Reviewer Comment (XXXX-08-11): W-2 received and associated. Exception cleared.

Seller Comment (XXXX-08-11): (Rate Lock) W2 provided

Reviewer Comment (XXXX-07-29): 2 year employment history still has to be verified even though loan is locked as a 12month Bank statement income. 12 month BS is the income type used to qualify, all borrowers still have to show 2 years employment history per guidelines.

Seller Comment (XXXX-07-28): (Rate Lock) It was locked as a 12-month BS loan - we don't need 2-years for B2 when it's locked as 12-months

Reviewer Comment (XXXX-07-21): Verification of employment required for prior employment, XXXX Management. Exception remains.

Seller Comment (XXXX-07-20): (Rate Lock) VOE provided; previous VOE not needed as URLA suffices for 2 year work history
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123522	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing XXXX W-2 to verify Co-borrower's 2-year employment history.	Reviewer Comment (XXXX-08-11): W-2 received and associated. Exception cleared.

Seller Comment (XXXX-08-11): (Rate Lock) W2 provided

Reviewer Comment (XXXX-07-29): 2 year employment history still has to be verified even though loan is locked as a 12month Bank statement income. 12 month BS is the income type used to qualify, all borrowers still have to show 2 years employment history per guidelines.

Seller Comment (XXXX-07-28): (Rate Lock) It was locked as a 12-month BS loan - we don't need 2-years for B2 when it's locked as 12-months

Reviewer Comment (XXXX-07-21): Verification of employment required for prior employment, XXXX Management. Exception remains.

Seller Comment (XXXX-07-20): (Rate Lock) VOE provided; previous VOE not needed as URLA suffices for 2 year work history
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123522	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Co-borrower's XXXX W-2 is missing to verify borrower's 2-year employment history.	Reviewer Comment (XXXX-08-11): W-2 received and associated. Exception cleared.

Seller Comment (XXXX-08-11): (Rate Lock) W2 provided

Reviewer Comment (XXXX-07-29): 2 year employment history still has to be verified even though loan is locked as a 12month Bank statement income. 12 month BS is the income type used to qualify, all borrowers still have to show 2 years employment history per guidelines.

Seller Comment (XXXX-07-28): (Rate Lock) It was locked as a 12-month BS loan - we don't need 2-years for B2 when it's locked as 12-months

Reviewer Comment (XXXX-07-21): Verification of employment required for prior employment, XXXX Management. Exception remains.

Seller Comment (XXXX-07-20): (Rate Lock) VOE provided; previous VOE not needed as URLA suffices for 2 year work history
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123522	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing XXXX W-2 to verify Co-borrower's 2-year employment history.	Reviewer Comment (XXXX-08-11): W-2 received and associated. Exception cleared.

Seller Comment (XXXX-08-11): (Rate Lock) W2 provided

Reviewer Comment (XXXX-07-29): 2 year employment history still has to be verified even though loan is locked as a 12month Bank statement income. 12 month BS is the income type used to qualify, all borrowers still have to show 2 years employment history per guidelines.

Seller Comment (XXXX-07-28): (Rate Lock) It was locked as a 12-month BS loan - we don't need 2-years for B2 when it's locked as 12-months

Reviewer Comment (XXXX-07-21): Verification of employment required for prior employment, XXXX Management. Exception remains.

Seller Comment (XXXX-07-20): (Rate Lock) VOE provided; previous VOE not needed as URLA suffices for 2 year work history

Reviewer Comment (XXXX-07-15): Borrower is not newly employed. File shows borrower's previous employment with XXXX from 05.23.23 to 11.07.24.

Seller Comment (XXXX-07-15): (Rate Lock) This is not needed; guidelines state "For a newly employed borrower that has received income for less than 2 years, the income may be considered as acceptable income, as long as the borrower's employment profile on the URLA covers an acceptable 2-year history" and URLA reflects previous employment
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123264	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-07-23): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-22): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123264	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Operating Agreement	The operating agreement is missing for the borrowers' XXXX business to verify ownership percentage.				Reviewer Comment (XXXX-08-03): Operating agreement provided. Seller Comment (XXXX-08-03): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123264	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Operating Agreement	The operating agreement is missing for the borrowers' XXXX business to verify ownership percentage.				Reviewer Comment (XXXX-08-03): Operating agreement provided. Seller Comment (XXXX-08-03): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123264	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The operating agreement is missing for the borrowers' XXXX business to verify ownership percentage.				Reviewer Comment (XXXX-08-03): Operating agreement provided. Seller Comment (XXXX-08-03): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to The operating agreement is missing for the borrowers' XXXX business to verify ownership percentage.				Reviewer Comment (XXXX-08-03): Operating agreement provided. System cleared. Seller Comment (XXXX-08-03): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The operating agreement is missing for the borrowers' XXXX business to verify ownership percentage.				Reviewer Comment (XXXX-08-03): Operating agreement provided. System cleared. Seller Comment (XXXX-08-03): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123264	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The operating agreement is missing for the borrowers' XXXX business to verify ownership percentage.				Reviewer Comment (XXXX-08-03): Operating agreement provided. System cleared. Seller Comment (XXXX-08-03): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123195	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-07-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123195	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX 50(f)(2) Eligibility	Unable to determine XXXX 50(f)(2) eligibility due to missing information.					Reviewer Comment (XXXX-09-23): Received Non-XXXX disclosure in trailing docs.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term		A	A	A	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123195	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	Insufficient information to verify loan is a compliant XXXX 50(f)(2) loan. Signed XXXX50(f)(2) Affidavit in file. Loan is reviewed as a XXXX50(f)(2) loan.	XXXX Constitution Section 50(f-1) Insufficient documentation in loan file to determine if all conditions in 50(f)(2)(a) to (d) are met, however, signed Affidavit Acknowledging Requirements of Subsection (f)(2) in file. Loan is reviewed as a XXXX50(f)(2) loan.					Reviewer Comment (XXXX-08-31): Client accepts EV2 Grade and elects to Waive. Reviewer Comment (XXXX-08-28): Exception has been elevated for further review. Seller Comment (XXXX-08-27): (Rate Lock) Lender accepts Ev2 please waive Reviewer Comment (XXXX-08-21): Sending to Compliance. Reviewer Comment (XXXX-08-21): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term		A	A	A	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123195	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX - Non XXXX Disclosure signed at Application, missing from the loan file. (...Existing XXXX Loan to Non-XXXX Loan under Section 50(f)(2)...)				Reviewer Comment (XXXX-09-23): Received doc in trailing docs. Seller Comment (XXXX-09-22): (Rate Lock) provided	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term		A	A	A	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123220	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A single entity owns 42.8% of the total units. Maximum SEO for non-warrantable is 30%. The borrower owns 4 out of the 14 units.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 150.11 Guideline Requirement: 6.00 The budget is allocating 5.1% (5% required for non-warrantable) The DSCR of 1.23 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (XXXX-09-21): Lender exception with Compensating Factors provided. Downgraded and waived. Reviewer Comment (XXXX-07-22): The lender exception does not show the 3 compensating factors. Please update the lender exception. Seller Comment (XXXX-07-21): (Rate Lock) There are 3 CFs to 2 exceptions Reviewer Comment (XXXX-06-23): Please provide additional compensating factors to waive this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123220	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 150.11 Guideline Requirement: 6.00 The DSCR of 1.23 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (XXXX-09-21): Lender exception with Compensating Factors provided. Downgraded and waived. Reviewer Comment (XXXX-07-29): Lender is XXXX Mortgage. Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123356	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided	Reviewer Comment (XXXX-09-21): Received guarantee agreement in trailing docs.

Reviewer Comment (XXXX-08-19): Per guidelines, a separate guaranty form is required if the borrower(s) is signing the note on behalf of both the LLC as the borrower and also as an individual guarantor.

Seller Comment (XXXX-08-17): (Rate Lock) No separate Guaranty needed, as the borrower signed the note as a member of the LLC and as a Guarantor

Reviewer Comment (XXXX-07-10): The borrower signed for the business as the authorized Member on the first line, "WJXXXX......by:.....Member", and the second line as the Guarantor, "XXXX..., As Guarantor". The second line requires a Guarantor Agreement.

Seller Comment (XXXX-07-08): (Rate Lock) This is incorrect. Page 96: "All borrowwers and business entitiy" on note signature does not require a personal guaranty, as they signed on behalf of themselves as an individual.

Reviewer Comment (XXXX-07-07): Per guidelines, 'A separate guaranty form is required if the borrower(s) is signing the note on behalf of both the LLC as the borrower and also as an individual guarantor'.

Seller Comment (XXXX-07-06): (Rate Lock) not needed as borrower signed note both as LLC and as guarantor
																			XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123531	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	No XXXX was provided in file to evidence ownership of business entity by other members. CPA letter states ownership percentage of guarantor only. Please provide ownership structure of business entity.	Reviewer Comment (XXXX-09-25): Received proof of Gift in trailing docs. PDF 09.24.26.

Seller Comment (XXXX-09-24): (Rate Lock) provided

Reviewer Comment (XXXX-09-21): Please provide bank statements to support the source of the gift funds. The originating bank account that coincides with the money received by the XXXX is required to clear the exception.

Seller Comment (XXXX-09-21): (Rate Lock) All docs show the funds were wired to The XXXX of XXXX XXXX, which the escrow office is XXXX & XXXX. Please clear

Reviewer Comment (XXXX-09-16): Documentation provided for the Gift funds are not sufficient. Unable to determine if the wire transfer was from the borrower from the statement provided.

Seller Comment (XXXX-09-14): (Rate Lock) Borrower business funds amount to XXXX and gift sent totals of XXXX for a total of assets XXXX

Reviewer Comment (XXXX-09-14): Borrower owns 28.165% of the company, if this is used for the business funds share, it amounts to XXXX for that account, thereby bringing the total assets available to closing to XXXX. Borrower will not have enough assets for closing/reserves.

Seller Comment (XXXX-09-14): (Rate Lock) This is not needed as we are only using the borrower's ownership % of business funds.

Reviewer Comment (XXXX-09-11): Please provide ownership structure of business entity. Evidence of the ownership percentages of all owners of the business entity is required. The LOE n file shows one owner giving  borrower 100% access to the business funds, however, we are unable to determine if there are other owners of the business entity that need to sign off on the use of business funds as required by the guidelines.

Seller Comment (XXXX-09-10): (Rate Lock) All gifts provided

Reviewer Comment (XXXX-09-08): Sufficient documentation to verify gift funds or additional funds per the Lender's LOE is not located in the file.

Seller Comment (XXXX-09-03): (Rate Lock) LOE provided

Reviewer Comment (XXXX-07-07): Per guidelines, less than 100% ownership requires an access letter from partners allowing the use of the business funds by the borrower - Ownership percentage must be documented via Operating Agreement or equivalent. Access letter from partner was provided in file for use of business funds. Please provide operating agreement or equivalent to verify ownership of business entity, XXXX

Seller Comment (XXXX-07-05): (Rate Lock) We only need to confirm borrowers ownership %
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123531	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	No XXXX was provided in file to evidence ownership of business entity by other members. CPA letter states ownership percentage of guarantor only. Please provide ownership structure of business entity.	Reviewer Comment (XXXX-09-25): Received proof of Gift in trailing docs. PDF XXXX

Seller Comment (XXXX-09-24): (Rate Lock) provided

Reviewer Comment (XXXX-09-21): Please provide bank statements to support the source of the gift funds. The originating bank account that coincides with the money received by the XXXX is required to clear the exception.

Seller Comment (XXXX-09-21): (Rate Lock) All docs show the funds were wired to The XXXX of XXXX XXXX, which the escrow office is XXXX & XXXX. Please clear

Reviewer Comment (XXXX-09-16): Documentation provided for the Gift funds are not sufficient. Unable to determine if the wire transfer was from the borrower from the statement provided.

Seller Comment (XXXX-09-14): (Rate Lock) Borrower business funds amount to XXXX and gift sent totals of XXXX for a total of assets XXXX

Reviewer Comment (XXXX-09-14): Borrower owns 28.165% of the company, if this is used for the business funds share, it amounts to XXXX for that account, thereby bringing the total assets available to closing to XXXX. Borrower will not have enough assets for closing/reserves.

Seller Comment (XXXX-09-14): (Rate Lock) This is not needed as we are only using the borrower's ownership % of business funds.

Reviewer Comment (XXXX-09-11): Please provide ownership structure of business entity. Evidence of the ownership percentages of all owners of the business entity is required. The LOE n file shows one owner giving  borrower 100% access to the business funds, however, we are unable to determine if there are other owners of the business entity that need to sign off on the use of business funds as required by the guidelines.

Seller Comment (XXXX-09-10): (Rate Lock) All gifts provided

Reviewer Comment (XXXX-09-08): Sufficient documentation to verify gift funds or additional funds per the Lender's LOE is not located in the file.

Seller Comment (XXXX-09-03): (Rate Lock) LOE provided

Reviewer Comment (XXXX-07-07): Per guidelines, less than 100% ownership requires an access letter from partners allowing the use of the business funds by the borrower - Ownership percentage must be documented via Operating Agreement or equivalent. Access letter from partner was provided in file for use of business funds. Please provide operating agreement or equivalent to verify ownership of business entity, XXXX.

Seller Comment (XXXX-07-0): (Rate Lock) We only need to confirm borrowers ownership %
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123531	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		SOS document provided in file was missing document date. Could not verify existence of borrowing business entity within 120 days prior to note date.				Reviewer Comment (XXXX-08-20): SOS document date provided Reviewer Comment (XXXX-07-07): Please provide XXXX for borrowing business entity, XXXX XXXX LLC, dated within 120 days prior to note date.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123407	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: XXXX XXXX Occupancy: Investment; Declarations/Will borrower occupy: Yes	Initial and Final 1003 declarations reflect that the borrower wants to occupy the property as a primary residence; all other documentation reflects that the subject property is an investment property.				Reviewer Comment (XXXX-08-13): Received Initial 1003 in trailing docs. Seller Comment (XXXX-08-11): (Rate Lock) Active short-term rental, 1003 was marked in error. Corrected 1003 attached with STR docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123407	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	Initial and Final 1003 declarations reflect borrower wants to occupy the property as primary residence; all other documentation reflects subject property is investment property.				Reviewer Comment (XXXX-08-13): Received Initial 1003 in trailing docs. Seller Comment (XXXX-08-11): (Rate Lock) Active short-term rental, 1003 was marked in error. Corrected 1003 attached with STR docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123407	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Verification	CPA verification is missing from the file.				Reviewer Comment (XXXX-08-11): Not required per lender memo.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123407	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		CPA verification is missing from the file.				Reviewer Comment (XXXX-08-11): Not required per lender memo.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123242	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Waterfall due to missing third party verification of borrower's ownership percentage in business entity.				Reviewer Comment (XXXX-07-31): Received corporate resolution showing borrower is a sole shareholder. Seller Comment (XXXX-07-29): (Rate Lock) borrower is sole owner	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123242	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall due to missing third party verification of borrower's ownership percentage in business entity.				Reviewer Comment (XXXX-07-31): Received corporate resolution showing borrower is a sole shareholder. Seller Comment (XXXX-07-29): (Rate Lock) borrower is sole owner	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123242	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing third party verification of borrower's ownership percentage in business entity.				Reviewer Comment (XXXX-07-31): Received corporate resolution showing borrower is a sole shareholder. Seller Comment (XXXX-07-29): (Rate Lock) borrower is sole owner	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123147	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception Request for subject property containing 2 separate dwellings	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 783 Reserves: 24.65 Guideline Requirement: 12.00	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123147	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-07-17): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-15): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123208	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The lender exception has been requested for the DSCR 0.76, which is less than 1.00. The exception was approved on XXXX with the compensating factors of FICO 740 and reserves of 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 135.92 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 778	XXXX	Reviewer Comment (XXXX-06-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123208	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Loan file is missing a Verification of mortgage. Borrower's mortgage history is not reflected on the credit report.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 778 Reserves: 135.92 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-21): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-16): Without a mortgage history, the borrower is ineligible as Guidelines do not allow for first time investor living rent free. Reviewer Comment (XXXX-07-15): Seven months verification provided, 12 months required.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123543	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Verification of ownership percentage of business entity XXXX Inc. required. CPA letter provided verifies borrower owns 50%, however, it does not state who the other owners are.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	Reviewer Comment (XXXX-09-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-09-04): Lender exception provided.

Reviewer Comment (XXXX-09-04): CPA letter provided clarifying ownership shares, owner LOE access to funds, and Cert of Good Standing.

Reviewer Comment (XXXX-08-28): Verification provided is dated post close. Please provide lender approved exception to use post close document.

Reviewer Comment (XXXX-08-13): Unable to determine % of ownership for person that signed letter. Unknown if there is a 3rd or 4th owner that is required to sign. Evidence of the bank account's owner(s) could clear this as well.

Seller Comment (XXXX-08-13): (Rate Lock) 3rd party CPA letter confirms 50% owner. LOE gives access to 100% funds therefore nothing further should be needed.

Reviewer Comment (XXXX-08-05): Guidelines require ownership verification using the firm’s operating agreement or CPA/EA/CTEC/PTIN letter. Please provide third party verification of ownership or provide 1003 with 50% use of assets.

Seller Comment (XXXX-08-05): (Rate Lock) access letter gives 100% access to funds

Reviewer Comment (XXXX-07-29): 1003 shows 100% business funds were used to qualify. Borrower is 50% owner; assets are sufficient using 50% of business funds. Please provide updated 1003 with 50% assets.

Seller Comment (XXXX-07-29): (Rate Lock) Formation was provided and this is confirmation of the other incorporator of the business. no one else is listed, therefore the access letter provided is sufficient

Reviewer Comment (XXXX-07-29): Verification of the other members of the business entity by way of CPA letter/Operating Agreement or equivalent was not provided. Exception remains.

Reviewer Comment (XXXX-07-21): CPA letter shows that borrower owns 50% of the company and the access letter shows someone granting the borrower 100% access to the funds. However, we need to verify that the person granting the borrower full access to the funds owns the other 50% of the company. The articles of formation provided in trailing docs does not specify the owners/ their ownership percentages.

Seller Comment (XXXX-07-21): (Rate Lock) Not needed as we provided the access letter and this is sufficient

Reviewer Comment (XXXX-07-07): The Articles show the incorporators of the business which are not necessarily the members. We require the CPA letter to show all the members and their percentage ownership of business/operating agreement reflecting the same or equivalent document.

Seller Comment (XXXX-07-06): (Rate Lock) articles provided and access letter provided

Reviewer Comment (XXXX-07-01): Document uploaded is not the formation. Please provide proof of the business' owners.

																		Seller Comment (XXXX-06-28): (Rate Lock) formation provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123431	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo/co-op is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	HOA Questionnaire is missing in file.				Reviewer Comment (XXXX-08-17): Detached unit, exempt from project review. Seller Comment (XXXX-08-13): (Rate Lock) Detached unit, project review exempt - Confirmed by appraisal.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123431	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		Lease agreement is missing in file.				Reviewer Comment (XXXX-08-17): STR documentation provided Seller Comment (XXXX-08-13): (Rate Lock) Short-Term Rental docs provided, exception approved to use market rent for DSCR	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123431	XXXX	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Valuation address does not match Note address. The Note address does not reflect the unit number.				Reviewer Comment (XXXX-08-20): Updated Appraisal provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123431	XXXX	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: XXXX	Desk review address does not match Note address. The Note address does not reflect the unit number.				Reviewer Comment (XXXX-08-20): Updated CDA provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123431	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved for nightly rental value of XXXX on the appraisal instead of calculated average income over the past 12 months on a rate/term refinance. Borrower has owned the property for about 1 year, but only has history on renting the subject in XXXX alone.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 164.99 Guideline Requirement: 6.00 Loan to Value: 64.39394% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 791	XXXX	Reviewer Comment (XXXX-07-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123431	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 164.99 Guideline Requirement: 6.00 Loan to Value: 64.39394% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 791	XXXX	Reviewer Comment (XXXX-07-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123431	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided	Loan file is missing the operating agreement to show both guarantors have the authority to bind the company.	Reviewer Comment (XXXX-08-31): Received Operating Agreement in trailing docs.

Reviewer Comment (XXXX-08-20): When vesting in an LLC, guidelines require authorization to encumber real properties/Officer's certificate.

Seller Comment (XXXX-08-18): (Rate Lock) Docs from IRS provided to confirm LLC ownership

Reviewer Comment (XXXX-08-17): The state documents provided in file confirms the agent. Two individuals signed the application for registration of a foreign limited liability company; however, it does not list them as members.

Seller Comment (XXXX-08-13): (Rate Lock) LLC documentation shows both borrowers as owners of company when opened
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123603	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved allowing a family member occupying one of the 3 units.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 115.63 Guideline Requirement: 12.00 Debt Service Coverage Ratio: 1.64 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 785	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123261	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Warrantable Condominium exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 21.90 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123261	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX loans when the maximum is 5 loans.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 21.90 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123261	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided						Reviewer Comment (XXXX-09-21): Not required. Seller Comment (XXXX-09-17): (Rate Lock) Spousal consent form is not required- Business loan and spouse is not on title.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123180	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX loans when max is 5.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123180	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-warrantable condo exception: This is a newXXXX condominium project consisting of v total units, with XXXX units currently completed. The units appear to be constructed as duplexes. Each individual duplex is intended to be treated as a "site condominium"; although the project does not appear to meet the standard definition of a site condominium. According to the Articles of Incorporation, XXXX XXXX (our borrower) is listed as the XXXX. Based on the information provided, it indicates a single entity currently owns all units and intends to rent all units.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123180	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided						Reviewer Comment (XXXX-09-24): Not required upon further review. Seller Comment (XXXX-09-22): (Rate Lock) The spouse was not on the loan and did not need to sign anything for vesting. please waive condition	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123590	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX when the max is 5.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123590	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject being a non warrantable condo.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123590	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided						Reviewer Comment (XXXX-09-24): Not required upon further review. Seller Comment (XXXX-09-22): (Rate Lock) this is not needed on an INV property please waive	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123199	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Approval Request to allow 70 LTV on rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 125.63 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 714 The DSCR of 1.26 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-01): (Rate Lock) Please clear exception was approved	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123199	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided	A written explanation is required for significant derogatory information. (Bankruptcy)	Reviewer Comment (XXXX-07-29): Letter of explanation not required.

Seller Comment (XXXX-07-28): (Rate Lock) At time of UW guidelines from XXXX were used - please review.

Reviewer Comment (XXXX-07-22): Per guidelines- A written explanation is required for significant derogatory information. The purpose for requiring a written explanation is to assist in determining whether the Borrower's credit problems were due to financial mismanagement (i.e. borrower disregards the payment of obligations when due). Letter of explanation is still required even though the bankruptcy has been discharged.

Seller Comment (XXXX-07-20): (Rate Lock) This was discharged over 7 years ago per credit report
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123199	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Flood Coverage is XXXX.				Reviewer Comment (XXXX-07-21): Flood RCE shows XXXX Reviewer Comment (XXXX-07-21): RCE provided shows XXXX. Seller Comment (XXXX-07-20): (Rate Lock) Please see page 4 of the flood - they have the RCE at XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123657	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Insufficient data provided to check variance between list price and sales price.	Valuation Type: Appraisal / Valuation Report Date: XXXX	List price is not provided.				Reviewer Comment (XXXX-07-15): Property is a FISBO. Never listed.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123657	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization/Formation is missing.				Reviewer Comment (XXXX-09-01): Articles of Organization provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123657	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing.				Reviewer Comment (XXXX-09-03): Received document in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123657	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer Identification Number (EIN) is missing.				Reviewer Comment (XXXX-09-03): Received document in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123657	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement is missing.				Reviewer Comment (XXXX-09-03): Received document in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123657	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Additional documentation may be required based on information provided.				Reviewer Comment (XXXX-08-24): This is not required. The borrower signed as member of the LLC and as an individual. Seller Comment (XXXX-08-20): (Rate Lock) This is not required. The borrower signed as member of the LLC and as an individual	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123587	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis Fee increased to XXXX without a valid change of circumstance; Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-06-30): XXXX received LOX and COC dated XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123587	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Operating agreement	Loan file is missing an operating agreement to verify borrower's business ownership percentage.	Reviewer Comment (XXXX-08-25): Received certificate of ownership in trailing docs.

Reviewer Comment (XXXX-08-19): The business entity used for qualifying income is XXXX XXXX, Inc. XXXX was provided to verify existence of business. However, no evidence was provided in file for ownership of the business entity.

Seller Comment (XXXX-08-17): (Rate Lock) Provided documentation confirms ownership of LLC. Trust docs provided for ownership

Reviewer Comment (XXXX-08-13): Operating agreement provided is for XXXX family LLC. Operating agreement needed is for XXXX XXXX Inc.

Reviewer Comment (XXXX-07-30): Bank statements used for qualifying income were for XXXX XXXX Inc; CPA letter shows borrower owns 42% of XXXX XXXX at XXXX, LLC. This does not match. Please provide updated CPA letter/Operating agreement or equivalent.

Seller Comment (XXXX-07-28): (Rate Lock) Provided CPA letter shows 42% ownership of XXXX XXXX

Reviewer Comment (XXXX-07-27): CPA letter to confirm ownership not received. Operating Agreement provided is for XXXX Family, LLC. Please provide evidence of borrower's ownership percentage in XXXX XXXX.

Seller Comment (XXXX-07-23): (Rate Lock) CPA letter uploaded confirming 42% owner
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123587	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing an operating agreement to verify borrower's business ownership percentage.	Reviewer Comment (XXXX-08-25): Received certificate of ownership in trailing docs.

Reviewer Comment (XXXX-08-19): The business entity used for qualifying income is XXXX XXXX, Inc. XXXX was provided to verify existence of business. However, no evidence was provided in file for ownership of the business entity. Trust documents do not show XXXX XXXX, Inc.

Seller Comment (XXXX-08-17): (Rate Lock) Provided documentation confirms ownership of LLC. Trust docs provided for ownership

Reviewer Comment (XXXX-08-13): Operating agreement provided is for XXXX family LLC. Operating agreement needed is for XXXX XXXX Inc.

Reviewer Comment (XXXX-07-30): Bank statements used for qualifying income were for XXXX XXXX Inc; CPA letter shows borrower owns 42% of XXXX XXXX at XXXX, LLC. This does not match. Please provide updated CPA letter/Operating agreement or equivalent.

Seller Comment (XXXX-07-28): (Rate Lock) Provided CPA letter shows 42% ownership of XXXX XXXX

Reviewer Comment (XXXX-07-27): CPA letter to confirm ownership not received. Operating Agreement provided is for XXXX XXXX, LLC. Please provide evidence of borrower's ownership percentage in XXXX XXXX.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123587	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-08-25): Received certificate of ownership in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123587	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-08-25): Received certificate of ownership in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123587	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-08-25): Received certificate of ownership in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123377	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Required Statement was not provided to purchaser or assignee for loan that was sold or assigned.				Reviewer Comment (XXXX-09-24): Received confirmation from client to lower threshold.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123377	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	HOEPA disclosure was not provided to the Borrower				Reviewer Comment (XXXX-09-24): Received confirmation from client to lower threshold.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123377	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Loan is considered a high-cost loan due to discount points not considered bona fide as they do not meet discount Point Standard Ratio for Exclusion of 0.250.				Reviewer Comment (XXXX-09-24): Received confirmation from client to lower threshold.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123377	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Loan is considered a high-cost loan due to discount points not considered bona fide as they do not meet discount Point Standard Ratio for Exclusion of 0.250.				Reviewer Comment (XXXX-09-24): Received confirmation from client to lower threshold.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.18984% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or .18984%). Non-Compliant High Cost Loan.	Points and fees on subject loan of 5.18984% is in excess of the allowable maximum of 5.00000% of the federal total loan amount. Points and fees of XXXX on a federal total loan amount of XXXX versus an allowable total of XXXX (an overage of XXXX or 0.18984%). Discount Points not eligible for exclusion. Customary threshold of 0.25% not met to allow discount points to be excluded from P&F. Non-compliant high-cost loan.				Reviewer Comment (XXXX-09-24): Received confirmation from client to lower threshold.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123377	XXXX	XXXX	XXXX	XXXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Borrower did not receive pre-loan counseling.				Reviewer Comment (XXXX-09-24): Received confirmation from client to lower threshold.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	No seller fees were disclosed.				Reviewer Comment (XXXX-09-22): XXXX receive seller CD and closing statement suffice	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123377	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The note rate was used to qualify; however, a fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period, should have been used.				Reviewer Comment (XXXX-07-09): Client accepts EV2 and elects to waive. Seller Comment (XXXX-07-08): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-32.00. Insufficient or no cure was provided to the borrower. (9300)	Lender Credits were not disclosed on Loan Estimate but disclosed as -XXXX on Final Closing Disclosure; no cure or valid change of circumstance was provided to the borrower.				Reviewer Comment (XXXX-07-15): XXXX received valid rate lock document	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Recording fees exceeded the tolerance by XXXX. No cure or valid change of circumstance.				Reviewer Comment (XXXX-07-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (XXXX-07-14): (Rate Lock) cure applied at closing of XXXX was for increase in recording fees	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points were not disclosed on Loan Estimate but disclosed as XXXX on Final Closing Disclosure; no cure or valid change of circumstance was provided to the borrower.				Reviewer Comment (XXXX-07-15): XXXX received valid rate lock document	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject being a unique barndominium.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00.	DTI: 4.72957% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 751 Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject exceeding the guideline maximum of XXXXs.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Guidelines Representative FICO: 660 Representative FICO: 751 DTI: 4.72957% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-06-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	File is missing verification that the borrower's business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Loan to Value: 24.24242% Guideline Maximum Loan to Value: 80.00000% DTI: 4.72957% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 751	XXXX	Reviewer Comment (XXXX-07-21): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-14): The SOS document provided as proof that business is active is dated post-closing. Verification is required at least within 120 days prior to closing. Seller Comment (XXXX-07-10): (Rate Lock) Provided Proof Business is Active, Updated 1003 to show correct Business address that matches the proof of Active Business & the Operating Agreement in file but also provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing verification that the borrower's business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Loan to Value: 24.24242% Guideline Maximum Loan to Value: 80.00000% DTI: 4.72957% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 751	XXXX	Reviewer Comment (XXXX-07-21): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-14): The SOS document provided as proof that business is active is dated post-closing. Verification is required at least within 120 days prior to closing. Seller Comment (XXXX-07-10): (Rate Lock) Provided Proof Business is Active, Updated 1003 to show correct Business address that matches the proof of Active Business & the Operating Agreement in file but also provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to File is missing verification that the borrower's business is currently active.				Reviewer Comment (XXXX-07-21): Loan is NonQM Reviewer Comment (XXXX-07-21): Lender provided an approved exception Doc ID#XXXX which reflects what they relied on pre-consummation in closing the loan. 1. (D0476) – UW used CPA letter which states current ownership of business. Reviewer Comment (XXXX-07-14): The SOS document provided as proof that business is active is dated post-closing. Verification is required at least within 120 days prior to closing.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing verification that the borrower's business is currently active.	Reviewer Comment (XXXX-07-22): Client accepts EV2 Grade and elects to Waive.

Reviewer Comment (XXXX-07-21): Regraded based on post close lender exception outlining alternate pre close documentation.

Reviewer Comment (XXXX-07-21): Lender provided an approved exception Doc ID#531 which reflects what they relied on pre-consummation in closing the loan.
1. (D0476) – UW used CPA letter which states current ownership of business.

Reviewer Comment (XXXX-07-21): Exception has been elevated for further review.

Reviewer Comment (XXXX-07-14): The SOS document provided as proof that business is active is dated post-closing. Verification is required at least within 120 days prior to closing.

Seller Comment (XXXX-07-10): (Rate Lock) Provided Proof Business is Active, Updated 1003 to show correct Business address that matches the proof of Active Business & the Operating Agreement in file but also provided

Reviewer Comment (XXXX-07-01): Document provided is dated pre-close. Verification of employment has to be done prior to closing.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	File is missing verification that the borrower's business is currently active.	Reviewer Comment (XXXX-07-22): Client accepts EV2 Grade and elects to Waive.

Reviewer Comment (XXXX-07-21): Regraded based on post close lender exception outlining alternate pre close documentation.

Reviewer Comment (XXXX-07-21): Lender provided an approved exception Doc ID#531 which reflects what they relied on pre-consummation in closing the loan.
1. (D0476) – UW used CPA letter which states current ownership of business.

Reviewer Comment (XXXX-07-14): The SOS document provided as proof that business is active is dated post-closing. Verification is required at least within 120 days prior to closing.

Seller Comment (XXXX-07-10): (Rate Lock) Provided Proof Business is Active, Updated 1003 to show correct Business address that matches the proof of Active Business & the Operating Agreement in file but also provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123154	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Sufficient cure provided at closing				Reviewer Comment (XXXX-07-15): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123624	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Lender requested an exception, which was approved, wanting to pay off an IRS State tax lien (on title).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 59.45946% Guideline Maximum Loan to Value: 75.00000% Reserves: 51.56 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 761 Housing payment history is 0x30x24 or better; Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123624	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.						Reviewer Comment (XXXX-08-14): HOI provided with requested information, cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123337	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXX Schedule E Only	Schedule E was not provided.	Reviewer Comment (XXXX-08-05): Received lender correspondence that XXXX tax extension was filed and accepted.

Seller Comment (XXXX-08-01): (Rate Lock) Because the borrower filed a XXXX extension, we qualified based on the XXXX returns

Reviewer Comment (XXXX-07-15): For full documentation loans guidelines refer to XXXX for qualifying rental income. XXXX requires the most recent Schedule E when using rental income to qualify.

Reviewer Comment (XXXX-06-30): XXXX Schedule E provided. Rental income calculation worksheet shows XXXX Schedule E was used to calculate qualifying rental income. Please provide most recent (XXXX) schedule E.

Seller Comment (XXXX-06-29): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123337	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Schedule E Only	Schedule E was not provided.				Reviewer Comment (XXXX-08-05): Received lender correspondence that XXXX tax extension was filed and accepted. Seller Comment (XXXX-08-01): (Rate Lock) Because the borrower filed a XXXX extension, we qualified based on the XXXX returns Reviewer Comment (XXXX-06-30): XXXX Schedule E provided. Rental income calculation worksheet shows XXXX Schedule E was used to calculate qualifying rental income. Please provide most recent (XXXX) schedule E. Seller Comment (XXXX-06-29): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123337	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Schedule E Only	Insurance Verification and Schedule E were not provided.				Reviewer Comment (XXXX-08-05): Hazard provided, with date and premium. Reviewer Comment (XXXX-06-23): The provided insurance document does not include the document date. Please provide the document date, including the year. Exception remains.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123337	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification	Insurance verification document was not found in file.				Reviewer Comment (XXXX-08-05): Hazard provided, with date and premium. Reviewer Comment (XXXX-06-23): The provided insurance document does not include the document date. Please provide the document date, including the year. Exception remains.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123337	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		REO documents were not found for properties listed on 1003.				Reviewer Comment (XXXX-08-05): Hazard provided, with date and premium.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123324	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Verified Assets for Closing of XXXX is less than cash required from borrower of XXXX.				Reviewer Comment (XXXX-08-19): HUD provided in trailing documents showing proceeds from a cash out refinance. Seller Comment (XXXX-08-17): (Rate Lock) borrower getting XXXX on this cash-out	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123324	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception for the use of LTR when property was historically used as a STR. Borrower is transitioning property into a LTR. This loan is being used to pay off a blanket mortgage, so is technically a RT refi but is classified as Cash-out due to blanket mortgage.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Loan to Value: 48.95105% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 782 The DSCR of 1.21 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123324	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Assets in file are insufficient to satisfy reserve requirements.				Reviewer Comment (XXXX-08-19): HUD provided in trailing documents showing proceeds from a cash out refinance. Seller Comment (XXXX-08-17): (Rate Lock) borrower getting XXXX on this cash-out	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123205	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit with no valid change of circumstances and no cure was provided to borrower.				Reviewer Comment (XXXX-07-29): XXXX received Letter of explanation and Corrected Closing disclosure. Reviewer Comment (XXXX-07-09): XXXX agreed that the below comment. However, the recording fee increase of XXXX from XXXX on final CD dated XXXX without valid COC. Provide valid COC for the fee was increased or Cure is required to borrower. Seller Comment (XXXX-07-08): (Rate Lock) Borrower shopped for services	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123499	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Lender approved exception for exceeding max 70% LTV for short-term rental with no investor experience.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 128.70 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Lender approved exception for exceeding max 70% LTV for short-term rental with no investor experience.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 128.70 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for FTHB for other guarantor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 128.70 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-06-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123380	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Lender credit was decreased on the final Closing Disclosure, and no cure was provided.				Reviewer Comment (XXXX-07-22): XXXX Received Valid COC dated 0XXXX along with rate lock showing pricing change. Reviewer Comment (XXXX-07-09): XXXX received COC dated 0XXXX show change reason for loan amount. However, the lender credit did not change proportionately with the loan amount change and is not a valid reason for the lender credit decrease. Provide additional information to support a pricing change for the lender credit decrease or cure would be due.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123380	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-07-23): Received CFA in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123380	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-07-23): Received CFA in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123380	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-07-23): Received CFA in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123380	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-07-23): Received CFA in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123380	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-07-23): Received CFA in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123132	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in the file. Provide a post-close Closing Disclosure disclosing the tolerance cure to include XXXX, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (XXXX-07-07): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (XXXX-06-26): XXXX Received rebuttal, Exception will be cured once Corrected PCCD, LOE and Refund Check is received. Seller Comment (XXXX-06-25): (Rate Lock) Agree, credit report cost was disclosed on the initial LE of XXXX. Increase was not a valid charge. PCCD requested along with a check for the cure to the borrower. Will be uploaded upon receipt.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123132	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The name of the insured on the hazard policy does not match vested names.				Reviewer Comment (XXXX-07-21): Received updated hazard insurance in trailing docs. Reviewer Comment (XXXX-06-29): Guidelines require that name 'Name on insurance to match vesting'. Vesting is in borrower and non-borrowing spouse. Non-borrowing spouse is not on the insurance document. Seller Comment (XXXX-06-25): (Rate Lock) Disagree, the borrower's name is XXXX lV	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123132	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-01): XXXX received valid COC document and LOE Reviewer Comment (XXXX-06-26): XXXX received rebuttal comment stating "complexity" however we required the reason as to what caused the property to be complex. Kindly provide detail reason for complexity in order to clear the exception Seller Comment (XXXX-06-25): (Rate Lock) Appraisal increase was due to complexity, it was disclosed within 3 days of the charge. No cure is due.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123464	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee increased to XXXX without a valid change of circumstance; Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-03): XXXX received a valid COC.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123464	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-08-13): Received proof of CPA letter showing borrower has been self-employed for over 2 years. Seller Comment (XXXX-08-11): (Rate Lock) Document used before closing to confirm employment was from XXXXl's accounting & Tax service	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123464	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-08-13): Received proof of CPA letter showing borrower has been self-employed for over 2 years. Seller Comment (XXXX-08-11): (Rate Lock) Document used before closing to confirm employment was from XXXXl's accounting & Tax service	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123464	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-08-13): Received proof of CPA letter showing borrower has been self-employed for over 2 years. Seller Comment (XXXX-08-11): (Rate Lock) Document used before closing to confirm employment was from XXXXl's accounting & Tax service	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123464	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.	Reviewer Comment (XXXX-08-13): Received proof of CPA letter showing borrower has been self-employed for over 2 years.

Seller Comment (XXXX-08-11): (Rate Lock) Document used before closing to confirm employment was from XXXXl's accounting & Tax service

Reviewer Comment (XXXX-08-11): Please provide verification of the CPA licenses for both CPAs.

Reviewer Comment (XXXX-08-05): Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify employment status. CPA letter provided in trailing documents is from a different CPA firm and this requires verification of CPA license.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123464	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third party verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.				Reviewer Comment (XXXX-08-13): Received proof of CPA letter showing borrower has been self-employed for over 2 years. Seller Comment (XXXX-08-11): (Rate Lock) Document used before closing to confirm employment was from XXXXl's accounting & Tax service Reviewer Comment (XXXX-08-05): Please make sure the exception is clXXXX documented with what specifically was relied on pre-close to verify employment status. CPA letter provided in trailing documents is from a different CPA firm and this requires verification of CPA license.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123387	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123387	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123387	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123387	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance was exceeded for Appraisal Fee. A fee amount of XXXX exceeds a tolerance of XXXX. XXXX was over the legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-10): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123387	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA verification	Loan file is missing the CPA license verification as required by the guidelines.				Reviewer Comment (XXXX-07-22): Received CPA license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123387	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123387	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception to allow greater than 4% IPC. (LTV 85, XXXX IPC at XXXX purchase price)	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI: 29.03667% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123387	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Third Party Verification / Document Date: <empty> / Tax Year: <empty>	Third party verification for XXXX food is not dated.				Reviewer Comment (XXXX-07-22): Received doc showing date in trailing docs. Seller Comment (XXXX-07-21): (Rate Lock) Please see attached this is from XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123662	XXXX	XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal	Effective date on appraisal report of XXXX does not match effective date on CDA of XXXX.	Reviewer Comment (XXXX-09-02): Received updated report in trailing docs.

Seller Comment (XXXX-08-30): (Rate Lock) What is needed to clear?

Reviewer Comment (XXXX-08-28): We cannot use appraisal provided in trailing docs with an effective date of XXXX.

Reviewer Comment (XXXX-08-14): Please provide a new CDA mirroring the effective date.

Seller Comment (XXXX-08-12): (Rate Lock) Attached is a copy of the original appraisal.? The appXXXX marked the effective date as XXXX in error.? In the commentary section on Page 11, it states they actually visited the property on XXXX, so the collateral review team requested a revision
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	4350123662	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	Lender approved exception for First-Time Home Buyer.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Reserves: 13.27 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	4350123540	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.43 is less than Guideline PITIA months reserves of 6.00.	Requesting exception to close with 3 months Reserves.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Loan to Value: 56.47059% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123646	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-07-24): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123253	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-18): XXXX received Letter of Explanation, Copy of Refund Check, and Corrected CD. Seller Comment (XXXX-09-17): (Rate Lock) Copy of the check is at the bottom of the attachment Reviewer Comment (XXXX-09-16): Please provide proof of delivery of refund check to borrower. Seller Comment (XXXX-09-15): (Rate Lock) Remediation completed- refund of difference in credit report fee	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123253	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-08-11): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123253	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower. (7520)					Reviewer Comment (XXXX-09-23): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over XXXX)	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123271	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use rental income from two properties the borrower acquired in XXXX XXXX without current leases and proof of 3 months' rent receipt. One of the units in each property was vacant. The exception was approved to use Form 1007 from the unoccupied units and lease rents on the occupied units, all at 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Guidelines Representative FICO: 660 Representative FICO: 732 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-02): One comp factor was provided for 2 exceptions. Please provide additional comp factors.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123271	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use a lower expense factor based on a letter from a tax preparer who did not prepare borrower's taxes as required by guidelines. The taxes for borrower #1 were prepared by borrower XXXX on the loan, and a third-party CPA only reviewed borrower #1's tax returns.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Guidelines Representative FICO: 660 Representative FICO: 732 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-02): One comp factor was provided for 2 exceptions. Please provide additional comp factors.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123661	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Guidelines Representative FICO: 660 Representative FICO: 792 Reserves: 44.52 Guideline Requirement: 6.00 Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123444	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV of 75% exceeds max of 70% on a cash-out refinance of a short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 90.58 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 746 The DSCR of 1.23 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123444	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 75% exceeds max of 70% on a cash-out refinance of a short term rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 90.58 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 746 The DSCR of 1.23 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123232	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing third party verification of borrower's ownership percentage in business entity.				Reviewer Comment (XXXX-09-23): Received CPA letter in trailing docs. Seller Comment (XXXX-09-23): (Rate Lock) Letter confirms 50% ownership. Income was updated, exception submitted for docs dated post-close. Reviewer Comment (XXXX-07-06): CPA letter required to verify borrower's ownership percentage. Exception remains	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123232	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Third Party Verification	Missing third party verification of borrower's ownership percentage in business entity.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-23): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-23): (Rate Lock) Letter confirms 50% ownership. Income was updated, exception submitted for docs dated post-close. Reviewer Comment (XXXX-09-16): Please provide proof of borrower's ownership percentage for the business entity. Reviewer Comment (XXXX-07-06): CPA letter required to verify borrower's ownership percentage. Exception remains	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123232	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Third Party Verification	CPA letter required to verify borrower's ownership percentage. Exception remains	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-09-23): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-23): (Rate Lock) Letter confirms 50% ownership. Income was updated, exception submitted for docs dated post-close. Reviewer Comment (XXXX-09-16): Please provide proof of borrower's ownership percentage for the business entity.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123232	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to allow the use of Post-close dated CPA letter.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-09-23): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123379	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX	Missing Mortgage Statement.				Reviewer Comment (XXXX-08-24): CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123379	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing Mortgage Statement for XXXX XXXX.				Reviewer Comment (XXXX-08-24): CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123138	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested for the subject property has 2 ADUs and as per guidelines, multiple ADUs are not eligible.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Reserves: 19.77 Guideline Requirement: 6.00 Loan to Value: 63.85542% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-06-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123138	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.Truth in Lending expiration date XXXX. Disbursement date XXXX.				Reviewer Comment (XXXX-07-22): Received post close CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123201	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-07-31): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-29): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123201	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	0% Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-04): XXXX received updated CD and valid changed circumstance.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123201	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	0% tolerance was exceeded by XXXX due to the Loan Discount Points Fee. No valid Change of Circumstance was provided. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-04): XXXX received updated CD and valid changed circumstance.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-07-17): CDA provided	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Credit	Income	Document Error	Income	Bank statement page number is blank.	Borrower: XXXX XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Account Type: Personal / Account NumXXXX / Statement End Date: XXXX	The loan program requires 12 months of bank statement income; however, only 11 months of bank statements have been provided in the file. Provide bank statements for the period from XXXX to XXXX (XXXX).	Reviewer Comment (XXXX-07-23): Bank statement provided

Reviewer Comment (XXXX-07-21): Bank statements provided in file for account ending inXXXX are from XXXX 16, XXXX, to XXXX 15,XXXX. This is 11 months bank statements provided for a 12-month bank statement program. Income analysis worksheet shows bank statements used were form XXXX XXXX to XXXX. XXXX statement is missing in file.

Seller Comment (XXXX-07-20): (Rate Lock) Not required per our guides because we have 12 months and within 45 days of app date. Please clear

Reviewer Comment (XXXX-07-17): Missing XXXXXXXX XXXX bank statement with account number ending inXXXX and deposits of XXXX. Guidelines do not allow transaction history printouts.

Seller Comment (XXXX-07-16): (Rate Lock) we have 12 months of both accounts and they are within 45 days of app date
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Account Statements - Personal	The loan program requires 12 months of bank statement income; however, only 11 months of bank statements have been provided in the file. Provide bank statements for the period from XXXX to XXXX (XXXX).	Reviewer Comment (XXXX-07-23): Bank statement provided

Reviewer Comment (XXXX-07-21): Bank statements provided in file for account ending inXXXX are from XXXX 16, XXXX, to XXXX 15,XXXX. This is 11 months bank statements provided for a 12-month bank statement program. Income analysis worksheet shows bank statements used were form XXXX XXXX to XXXX. XXXX statement is missing in file.

Seller Comment (XXXX-07-20): (Rate Lock) Not required per our guides because we have 12 months and within 45 days of app date. Please clear

Reviewer Comment (XXXX-07-17): Missing XXXXXXXX XXXX bank statement with account number ending inXXXX and deposits of XXXX. Guidelines do not allow transaction history printouts.

Seller Comment (XXXX-07-16): (Rate Lock) we have 12 months of both accounts and they are within 45 days of app date
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided	The loan program requires 12 months of bank statement income; however, only 11 months of bank statements have been provided in the file. Provide bank statements for the period from XXXX to XXXX (XXXX).	Reviewer Comment (XXXX-07-23): Bank statement provided

Reviewer Comment (XXXX-07-21): Bank statements provided in file for account ending inXXXX are from XXXX 16, XXXX, to XXXX 15,XXXX. This is 11 months bank statements provided for a 12-month bank statement program. Income analysis worksheet shows bank statements used were form XXXX XXXX to XXXX. XXXX statement is missing in file.

Seller Comment (XXXX-07-20): (Rate Lock) Not required per our guides because we have 12 months and within 45 days of app date. Please clear

Reviewer Comment (XXXX-07-17): Missing XXXXXXXX XXXX bank statement with account number ending inXXXX and deposits of XXXX. Guidelines do not allow transaction history printouts.

Seller Comment (XXXX-07-16): (Rate Lock) we have 12 months of both accounts and they are within 45 days of app date
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan program requires 12 months of bank statement income; however, only 11 months of bank statements have been provided in the file. Provide bank statements for the period from XXXX to XXXX (XXXX).	Reviewer Comment (XXXX-07-23): Bank statement provided

Reviewer Comment (XXXX-07-21): Bank statements provided in file for account ending inXXXX are from XXXX 16, XXXX, to XXXX 15,XXXX. This is 11 months bank statements provided for a 12-month bank statement program. Income analysis worksheet shows bank statements used were form XXXX XXXX to XXXX. XXXX statement is missing in file.

Seller Comment (XXXX-07-20): (Rate Lock) Not required per our guides because we have 12 months and within 45 days of app date. Please clear

Reviewer Comment (XXXX-07-17): Missing XXXXXXXX XXXX bank statement with account number ending inXXXX and deposits of XXXX. Guidelines do not allow transaction history printouts.

Seller Comment (XXXX-07-16): (Rate Lock) we have 12 months of both accounts and they are within 45 days of app date
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to the loan program requires 12 months of bank statement income; however, only 11 months of bank statements have been provided in the file. Provide bank statements for the period from XXXX to XXXX (XXXX).	Reviewer Comment (XXXX-07-23): Bank statement provided. System cleared.

Reviewer Comment (XXXX-07-21): Bank statements provided in file for account ending inXXXX are from XXXX 16, XXXX, to XXXX 15,XXXX. This is 11 months bank statements provided for a 12-month bank statement program. Income analysis worksheet shows bank statements used were form XXXX XXXX to XXXX. XXXX statement is missing in file.

Seller Comment (XXXX-07-20): (Rate Lock) Not required per our guides because we have 12 months and within 45 days of app date. Please clear

Reviewer Comment (XXXX-07-17): Missing XXXXXXXX XXXX bank statement with account number ending inXXXX and deposits of XXXX. Guidelines do not allow transaction history printouts.

Seller Comment (XXXX-07-16): (Rate Lock) we have 12 months of both accounts and they are within 45 days of app date
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The loan program requires 12 months of bank statement income; however, only 11 months of bank statements have been provided in the file. Provide bank statements for the period from XXXX to XXXX (XXXX).	Reviewer Comment (XXXX-07-23): Bank statement provided. System cleared.

Reviewer Comment (XXXX-07-21): Bank statements provided in file for account ending inXXXX are from XXXX 16, XXXX, to XXXX 15,XXXX. This is 11 months bank statements provided for a 12-month bank statement program. Income analysis worksheet shows bank statements used were form XXXX XXXX to XXXX. XXXX statement is missing in file.

Seller Comment (XXXX-07-20): (Rate Lock) Not required per our guides because we have 12 months and within 45 days of app date. Please clear

Reviewer Comment (XXXX-07-17): Missing XXXXXXXX XXXX bank statement with account number ending inXXXX and deposits of XXXX. Guidelines do not allow transaction history printouts.

Seller Comment (XXXX-07-16): (Rate Lock) we have 12 months of both accounts and they are within 45 days of app date
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan program requires 12 months of bank statement income; however, only 11 months of bank statements have been provided in the file. Provide bank statements for the period from XXXX to XXXX (XXXX).	Reviewer Comment (XXXX-07-23): Bank statement provided. System cleared.

Seller Comment (XXXX-07-22): (Rate Lock) Incorrect, they are from XXXX

Reviewer Comment (XXXX-07-21): Bank statements provided in file for account ending inXXXX are from XXXX 16, XXXX, to XXXX 15,XXXX. This is 11 months bank statements provided for a 12-month bank statement program. Income analysis worksheet shows bank statements used were form XXXX XXXX to XXXX. XXXX statement is missing in file.

Seller Comment (XXXX-07-20): (Rate Lock) Not required per our guides because we have 12 months and within 45 days of app date. Please clear

Reviewer Comment (XXXX-07-17): Missing XXXXXXXX XXXX bank statement with account number ending inXXXX and deposits of XXXX. Guidelines do not allow transaction history printouts.

Seller Comment (XXXX-07-16): (Rate Lock) we have 12 months of both accounts and they are within 45 days of app date
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123265	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception is requested for the use of personal bank statement income where the joint account holder is not a borrower.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 46.21 Guideline Requirement: 6.00 Loan to Value: 43.66197% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 795	XXXX	Reviewer Comment (XXXX-06-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123235	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the housing payment history of the subject property having 2x30x24 and 1x60x24.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 7XXXX Guideline Requirement: 6.00 Loan to Value: 34.72000% Guideline Maximum Loan to Value: 75.00000% The DSCR of 1.54 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-07-16): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123210	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash payments received on investment properties using income to qualify.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 45.35 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123210	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.86463% exceeds Guideline total debt ratio of 50.00000%.	Calculated investor qualifying total debt ratio of 50.86463% exceeds Guideline total debt ratio of 50.00000%.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 45.35 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.54 is less than Guideline PITIA months reserves of 6.00.	Assets in file are insufficient to meet reserve requirement.	Borrower has verified disposable income of at least XXXX0.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 27.96892% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-09-10): (Rate Lock) getting an exception for reserves (hopefully) but one of my comp factors is DTI.  The auto loan is paid by the business as evidenced by the business bank statements on file so we were able to exclude.  DTI is now 29.636% per updated 1003 and 1008

Reviewer Comment (XXXX-08-21)XXXXlculated reserves are 0.54 months. Assets on 1003 match the assets we have on file.

Seller Comment (XXXX-08-19): (Rate Lock) updated 1003 with corrected account balances. Total reserves is 2.356 months. Please confirm so we can submit an exception

Reviewer Comment (XXXX-08-06): XXXX = XXXX, XXXX= XXXX, XXXX= XXXX, XXXX= XXXX, XXXX-00 = XXXX, XXXX-02 = XXXX, XXXX-80 = XXXX. Total= XXXX. Cash to close per pg 3 of the final CD = XXXX. Available for reserves is XXXX. This is with the exclusion of the XXXX 30 day charge in the amount of XXXX.

Seller Comment (XXXX-08-06): (Rate Lock) Even if the account is reduced the total assets is XXXX which is enough for funds to close, XXXX and reserves. Please clear

Reviewer Comment (XXXX-08-05): Bank statement in file for XXXX has an ending balance of XXXX not XXXX as stated on the 1003. The statement end date is XXXX not XXXX. Please review.

Seller Comment (XXXX-08-03): (Rate Lock) XXXX - XXXX - XXXX
XXXX - XXXX - XXXX
XXXX - XXXX - XXXX
XXXX -XXXX - XXXX
XXXX - XXXX - $  XXXX
Total now with these updates would be XXXX

 6 months' reserves x XXXX=XXXX + XXXX XXXX3=XXXX   Cash to close XXXX   Total XXXX

Updated 1003 provided

Reviewer Comment (XXXX-07-15): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception ExplanationXXXXlculated PITIA months reserves of 1.74 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (XXXX-07-15): Bank statements ending 0XXXX.XXXX used for funds from business accounts. For other assets statements with ending date of 0XXXX.XXXX were used. Due Diligence verified assets are XXXX.

Seller Comment (XXXX-07-15): (Rate Lock) 6 months' reserves x XXXX=XXXX + XXXX XXXX3=XXXX Cash to close XXXX Total XXXX
Verified XXXX
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to insufficient assets.	Reviewer Comment (XXXX-09-11): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-09-10): (Rate Lock) getting an exception for reserves (hopefully) but one of my comp factors is DTI.  The auto loan is paid by the business as evidenced by the business bank statements on file so we were able to exclude.  DTI is now 29.636% per updated 1003 and 1008

Reviewer Comment (XXXX-08-21)XXXXlculated reserves are 0.54 months. Assets on 1003 match the assets we have on file.

Seller Comment (XXXX-08-19): (Rate Lock) updated 1003 with corrected account balances. Total reserves is 2.356 months. Please confirm so we can submit an exception

Reviewer Comment (XXXX-08-06): XXXX = XXXX, XXXX= XXXX, XXXX= XXXX, XXXX= XXXX, XXXX-00 = XXXX, XXXX-02 = XXXX, XXXX-80 = XXXX. Total= XXXX. Cash to close per pg 3 of the final CD = XXXX. Available for reserves is XXXX. This is with the exclusion of the XXXX 30 day charge in the amount of XXXX.

Seller Comment (XXXX-08-06): (Rate Lock) Even if the account is reduced the total assets is XXXX which is enough for funds to close, XXXX and reserves. Please clear

Reviewer Comment (XXXX-08-05): Bank statement in file for XXXX has an ending balance of XXXX not XXXX as stated on the 1003. The statement end date is XXXX not XXXX. Please review.

Seller Comment (XXXX-08-03): (Rate Lock) XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - $  XXXX0

Total now with these updates would be XXXX

6 months' reserves x XXXX=XXXX + XXXX XXXX3=XXXX   Cash to close XXXX   Total XXXX

Updated 1003 provided

Reviewer Comment (XXXX-07-15): Bank statements ending 0XXXX.XXXX used for funds from business accounts. For other assets statements with ending date of 0XXXX.XXXX were used. Due Diligence verified assets are XXXX.

Seller Comment (XXXX-07-15): (Rate Lock) 6 months' reserves x XXXX=XXXX + XXXX XXXX3=XXXX Cash to close XXXX Total XXXX
Verified XXXX
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Assets in file are insufficient to meet reserve requirement.	Reviewer Comment (XXXX-09-11): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-09-10): (Rate Lock) getting an exception for reserves (hopefully) but one of my comp factors is DTI.  The auto loan is paid by the business as evidenced by the business bank statements on file so we were able to exclude.  DTI is now 29.636% per updated 1003 and 1008

Reviewer Comment (XXXX-08-21)XXXXlculated reserves are 0.54 months. Assets on 1003 match the assets we have on file.

Seller Comment (XXXX-08-19): (Rate Lock) updated 1003 with corrected account balances. Total reserves is 2.356 months. Please confirm so we can submit an exception

Reviewer Comment (XXXX-08-06): XXXX = XXXX, XXXX= XXXX, XXXX= XXXX, XXXX= XXXX, XXXX-00 = XXXX, XXXX-02 = XXXX, XXXX-80 = XXXX. Total= XXXX. Cash to close per pg 3 of the final CD = XXXX. Available for reserves is XXXX. This is with the exclusion of the XXXX 30 day charge in the amount of XXXX.

Seller Comment (XXXX-08-06): (Rate Lock) Even if the account is reduced the total assets is XXXX which is enough for funds to close, XXXX and reserves. Please clear

Reviewer Comment (XXXX-08-05): Bank statement in file for XXXX has an ending balance of XXXX not XXXX as stated on the 1003. The statement end date is XXXX not XXXX. Please review.

Seller Comment (XXXX-08-03): (Rate Lock) XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - $  XXXX0

Total now with these updates would be XXXX

6 months' reserves x XXXX=XXXX + XXXX XXXX3=XXXX   Cash to close XXXX   Total XXXX

Updated 1003 provided

Reviewer Comment (XXXX-07-15): Bank statements ending 0XXXX.XXXX used for funds from business accounts. For other assets statements with ending date of 0XXXX.XXXX were used. Due Diligence verified assets are XXXX.

Seller Comment (XXXX-07-15): (Rate Lock) 6 months' reserves x XXXX=XXXX + XXXX XXXX3=XXXX Cash to close XXXX Total XXXX
Verified XXXX
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7334)	Processing Fee was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (XXXX-08-10): XXXX received LOE and denial letter suffice

Reviewer Comment (XXXX-08-03): XXXX received rebuttal, however, provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied in order to be comfortable with removing the LE from testing.

Seller Comment (XXXX-07-31): (Rate Lock) Confirmation from lender this was for a different lender

Reviewer Comment (XXXX-07-28): XXXX received LE dated 0XXXX and as per comment this considered as initial LE but file has LE dated 0XXXX signed by the borrower on 0XXXX. The LE is with the different loan ID but for the same borrower and property. Please provide more information saying about LE dated 0XXXX.

Seller Comment (XXXX-07-27): (Rate Lock) ILE provided; this was disclosed on it
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7539)	MERS Fee was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (XXXX-08-10): XXXX received LOE and denial letter suffice

Reviewer Comment (XXXX-08-03): XXXX received rebuttal, however, provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied in order to be comfortable with removing the LE from testing.

Seller Comment (XXXX-07-31): (Rate Lock) Confirmation from lender this was for a different lender

Reviewer Comment (XXXX-07-28): XXXX received LE dated 0XXXX and as per comment this considered as initial LE but file has LE dated 0XXXX signed by the borrower on 0XXXX. The LE is with the different loan ID but for the same borrower and property. Please provide more information saying about LE dated 0XXXX.

Seller Comment (XXXX-07-27): (Rate Lock) ILE provided; this was disclosed on it

Reviewer Comment (XXXX-07-15): Initial LE issued 0XXXX.XXXX did not disclose MERS Fee.

Seller Comment (XXXX-07-15): (Rate Lock) This was disclosed on ILE
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7580)	Tax Service Fee (Life of Loan) was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (XXXX-08-10): XXXX received LOE and denial letter suffice

Reviewer Comment (XXXX-08-03): XXXX received rebuttal, however, provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied in order to be comfortable with removing the LE from testing.

Seller Comment (XXXX-07-31): (Rate Lock) Confirmation from lender this was for a different lender

Reviewer Comment (XXXX-07-28): XXXX received LE dated 0XXXX and as per comment this considered as initial LE but file has LE dated 0XXXX signed by the borrower on 0XXXX. The LE is with the different loan ID but for the same borrower and property. Please provide more information saying about LE dated 0XXXX.

Seller Comment (XXXX-07-27): (Rate Lock) ILE provided; this was disclosed on it

Reviewer Comment (XXXX-07-15): Initial LE issued 0XXXX.26 did not disclose Tax Service Fee.

Seller Comment (XXXX-07-15): (Rate Lock) This was disclosed on ILE
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7723)	Survey Fee was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (XXXX-08-19): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (XXXX-08-11): The Survey fee was not disclosed on the transaction until the final CD on XXXX. The adverse action document does not explain why the fee was not disclosed timely, or what circumstances changed that now required a survey to be completed. A review of all VCCs in the loan file shows no reason for the additional fee.
Clearing the exception would require a valid VCC indicating the reason the fee was added, or a cure requiring a PCCD, LOE, Copy of refund check in the amount of XXXX and proof of mailing.

Reviewer Comment (XXXX-08-10): Exception has been elevated for further review.

Seller Comment (XXXX-08-10): (Rate Lock) Please clear

Reviewer Comment (XXXX-08-03): XXXX received rebuttal, however, provide an adverse action notice that would link the prior LE to a loan that was cancelled/denied in order to be comfortable with removing the LE from testing.

Seller Comment (XXXX-07-31): (Rate Lock) Confirmation from lender this was for a different lender

Reviewer Comment (XXXX-07-28): XXXX received LE dated 0XXXX and as per comment this considered as initial LE but file has LE dated 0XXXX signed by the borrower on 0XXXX. The LE is with the different loan ID but for the same borrower and property. Please provide more information saying about LE dated 0XXXX.
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Calculated loan-to-value percentage of 85.00000% exceeds guideline loan-to-value percentage of 80.00000% for a rural property.	Borrower has verified disposable income of at least XXXX0.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 27.96892% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-09-10): (Rate Lock) getting an exception for reserves (hopefully) but one of my comp factors is DTI.  The auto loan is paid by the business as evidenced by the business bank statements on file so we were able to exclude.  DTI is now 29.636% per updated 1003 and 1008

Reviewer Comment (XXXX-08-21): Lender exception shows reserves as a compensating factor. Reserves are 0.54 months against required of 6 months reserves.

Seller Comment (XXXX-08-19): (Rate Lock) updated 1003 with corrected account balances. Total reserves is 2.356 months. Please confirm so we can submit an exception

Reviewer Comment (XXXX-08-10): Account endingXXXX shows an ending balance of XXXX as at 05.29.26. Lender used XXXX for statement date XXXX. A few transfers were made between accounts. One transfer was made fromXXXX to 1044 in May. Balances used for the 2 accounts should take into account the transfer.

Seller Comment (XXXX-08-06): (Rate Lock) Even if the account is reduced the total assets is XXXX which is enough for funds to close, XXXX and reserves. Please clear

Reviewer Comment (XXXX-08-05): Bank statement in file for XXXX has an ending balance of XXXX not XXXX as stated on the 1003. The statement end date is XXXX not XXXX. Please review.

Seller Comment (XXXX-08-03): (Rate Lock) XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - $  XXXX0

Total now with these updates would be XXXX

6 months' reserves x XXXX=XXXX + XXXX XXXX3=XXXX   Cash to close XXXX   Total XXXX

Updated 1003 provided

Reviewer Comment (XXXX-07-01): Please provide updated lender exception. Lender exception form provided shows calculated PITIA reserves of at least 4 months more than guideline minimum, and Due Diligence Calculated PITIA reserves are 1.74 months.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123250	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Borrower has verified disposable income of at least XXXX0.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 27.96892% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-09-10): (Rate Lock) getting an exception for reserves (hopefully) but one of my comp factors is DTI.  The auto loan is paid by the business as evidenced by the business bank statements on file so we were able to exclude.  DTI is now 29.636% per updated 1003 and 1008

Reviewer Comment (XXXX-08-21): Lender exception shows reserves as a compensating factor. Reserves are 0.54 months against required of 6 months reserves.

Seller Comment (XXXX-08-19): (Rate Lock) updated 1003 with corrected account balances. Total reserves is 2.356 months. Please confirm so we can submit an exception

Reviewer Comment (XXXX-08-10): Account endingXXXX shows an ending balance of XXXX as at 05.29.26. Lender used XXXX for statement date XXXX. A few transfers were made between accounts. One transfer was made fromXXXX to 1044 in May. Balances used for the 2 accounts should take into account the transfer.

Seller Comment (XXXX-08-06): (Rate Lock) Even if the account is reduced the total assets is XXXX which is enough for funds to close, XXXX and reserves. Please clear

Reviewer Comment (XXXX-08-05): Bank statement in file for XXXX has an ending balance of XXXX not XXXX as stated on the 1003. The statement end date is XXXX not XXXX. Please review.

Seller Comment (XXXX-08-03): (Rate Lock) XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - XXXX

XXXX - XXXX - $  XXXX0

Total now with these updates would be XXXX

6 months' reserves x XXXX=XXXX + XXXX XXXX3=XXXX   Cash to close XXXX   Total XXXX

Updated 1003 provided

Reviewer Comment (XXXX-07-01): Please provide updated lender exception. Lender exception form provided shows calculated PITIA reserves of at least 4 months more than guideline minimum, and Due Diligence Calculated PITIA reserves are 1.74 months
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123615	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-07-09): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123615	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception: Income Fluctuation: Borrower is a real estate agent and income is irregular with the majority of the income calculation being driven off a large deposit in XXXX. Large deposits documented as real estate sales. Exclusion of this deposit results in ratios exceeding guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 801 Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123615	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing 6 month's receipt of child support as required by XXXX. Guidelines indicate the XXXX requirements were to be followed for child support.				Reviewer Comment (XXXX-07-30): 6 months receipt of child support provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123615	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall : Missing 6 month's receipt of child support as required by XXXX. Guidelines indicate the XXXX requirements were to be followed for child support.				Reviewer Comment (XXXX-07-30): 6 months receipt of child support provided. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123615	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall : Missing 6 month's receipt of child support as required by XXXX. Guidelines indicate the XXXX requirements were to be followed for child support.				Reviewer Comment (XXXX-07-30): 6 months receipt of child support provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123615	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall : Missing 6 month's receipt of child support as required by XXXX. Guidelines indicate the XXXX requirements were to be followed for child support.				Reviewer Comment (XXXX-07-30): 6 months receipt of child support provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123615	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Deposit Receipt	Missing 6 month's receipt of child support as required by XXXX. Guidelines indicate the XXXX requirements were to be followed for child support.				Reviewer Comment (XXXX-07-30): 6 months receipt of child support provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123557	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-14): Supplemental report provided, cleared.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	A	B	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123275	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a direct match on XXXX. An exception was made to allow the loan with a XXXX hit outstanding. The reason for the finding and legal documents regarding what happened are in the file. It is from a XXXX professional conduct issue that happened and not the result of fraud or financial mismanagement.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 756 Reserves: 176.58 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better; Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123363	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.	Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.				Reviewer Comment (XXXX-07-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-21): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Neither of the escrow waiver reason checkboxes are marked on the consumer’s final Closing Disclosure.				Reviewer Comment (XXXX-07-22): XXXX received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing verification of CPA license.				Reviewer Comment (XXXX-07-22): Loan is NonQM	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing verification of CPA license.				Reviewer Comment (XXXX-07-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-22): (Rate Lock) EV2 accept please waive Reviewer Comment (XXXX-07-22): Regraded to EV2-B based on post close lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123363	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification of CPA license.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.26 Guideline Requirement: 6.00 DTI: 20.62393% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 757	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Missing verification of CPA license.				Reviewer Comment (XXXX-07-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-22): (Rate Lock) EV2 accept please waive Reviewer Comment (XXXX-07-22): Regraded to EV2-B based on post close lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123363	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	Missing verification of CPA license.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 38.26 Guideline Requirement: 6.00 DTI: 20.62393% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 757	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123258	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 72.72727% exceeds Guideline loan to value percentage of 70.00000%.	Calculated loan to value percentage of 72.72727% exceeds Guideline loan to value percentage of 70.00000% for rural property C/O transaction.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX0.00. Reserves: 535.27 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 763	XXXX	Reviewer Comment (XXXX-08-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123258	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 72.72727% exceeds Guideline combined loan to value percentage of 70.00000%.	Calculated combined loan to value percentage of 72.72727% exceeds Guideline combined loan to value percentage of 70.00000%.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX0.00. Reserves: 535.27 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 763	XXXX	Reviewer Comment (XXXX-08-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123258	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Refinance purpose discrepancy.	Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term.	Asset utilization allowed on Purchase or rate/term refinance only, not allowed on cash-out transactions.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX0.00. Reserves: 535.27 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 763	XXXX	Reviewer Comment (XXXX-08-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123509	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception is approved for: XXXX additional bank statement was provided. There are actually XXXX NSFs over the past 12 months, which exceed the maximum allowable.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 48.23 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 744	XXXX	Reviewer Comment (XXXX-08-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123509	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Certificate of Good Standing for the borrowing entity is not located in file.				Reviewer Comment (XXXX-09-01): Articles provided with filing within 90 days of closing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123509	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Documenation to support that the withdrawal of funds from business account at XXXX XXXX will not negatively impact the business is not located in the file.	Reviewer Comment (XXXX-09-04): Justification not required

Seller Comment (XXXX-09-02): (Rate Lock) Removed assets from acct ending inXXXX which is under the qualifying business income- Sufficient assets for income not being used for qualifying with XXXX XXXX in the account ending inXXXX is the only assets being used and use of business funds not having a negative impact on the business is not required.

Reviewer Comment (XXXX-09-01): Removing income from bank statement account endingXXXX will result in insufficient funds. The business is 100% owned by borrower. Since borrower is using self-employed income from the business, guidelines require CFA/CPA letter/UW justification to verify use of the business funds will not have a negative impact on the business.

Seller Comment (XXXX-08-31): (Rate Lock) Income from this business is not being used for qualifying- access letter from spouse provided to show the borrower had full access to the funds for closing and or/reserves.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123509	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Documenation to support that the withdrawal of funds from business account atXXXX XXXX will not negatively impact the business is not located in the file.	Reviewer Comment (XXXX-09-04): Assets not required to qualify

Seller Comment (XXXX-09-02): (Rate Lock) Removed assets from acct ending inXXXX which is under the qualifying business income- Sufficient assets for income not being used for qualifying with XXXX XXXX in the account ending inXXXX is the only assets being used and use of business funds not having a negative impact on the business is not required.

Reviewer Comment (XXXX-09-01): Removing income from bank statement account endingXXXX will result in insufficient funds. The business is 100% owned by borrower. Since borrower is using self-employed income from the business, guidelines require CFA/CPA letter/UW justification to verify use of the business funds will not have a negative impact on the business.

Seller Comment (XXXX-08-31): (Rate Lock) Funds were not included in the available funds for closing and or/reserves

Seller Comment (XXXX-08-31): (Rate Lock) Borrower is 100% owner of the business and has full access to the funds for XXXX XXXX withXXXX XXXX
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123137	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	The file is missing a copy of the mortgage statement to verify payment.				Reviewer Comment (XXXX-07-21): CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123137	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing Closing Disclosure/Closing Statement or equivalent for property listed on 1003.				Reviewer Comment (XXXX-07-21): CD provided. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123137	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing Closing Disclosure/Closing Statement or equivalent for property listed on 1003.				Reviewer Comment (XXXX-07-21): CD provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123137	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-v exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-20): XXXX received a valid COC.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123137	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing Closing Disclosure/Closing Statement or equivalent for property listed on 1003.				Reviewer Comment (XXXX-07-21): CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123137	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing Closing Disclosure/Closing Statement or equivalent for property listed on 1003.				Reviewer Comment (XXXX-07-21): CD provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123478	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		First-Time Home Buyer not allowed.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 1.67 Guideline Requirement: 1.00 Loan to Value: 43.24324% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 813	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-17)XXXXlculated DSCR is 1.67. Lender exception in file reflects DSCR of 1.739. Please provide a corrected Lender exception or the income worksheet.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123478	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	First-time investors who are living rent free are not allowed.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 1.67 Guideline Requirement: 1.00 Loan to Value: 43.24324% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 813	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-17)XXXXlculated DSCR is 1.67. Lender exception in file reflects DSCR of 1.739. Please provide a corrected Lender exception or the income worksheet.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123709	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requesting to allow for second home purchase 6.9 miles away from primary residence.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00.	Guidelines Representative FICO: 660 Representative FICO: 768 Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123709	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-24): XXXX received COC and as per email confirmation and exception letter, program was changed. Reviewer Comment (XXXX-08-11): XXXX Received Copy of COC dated 0XXXX stating loan type or program change; however, require detailed information about loan type or program change along with supporting documents and when lender become aware of the same. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Seller Comment (XXXX-08-11): (Rate Lock) Fee provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123709	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-24): XXXX received COC and as per email confirmation and exception letter, program was changed. Reviewer Comment (XXXX-08-11): XXXX Received Copy of COC dated 0XXXX stating loan type or program change; however, require detailed information about loan type or program change along with supporting documents and when lender become aware of the same. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Seller Comment (XXXX-08-11): (Rate Lock) Fee provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123139	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-07-10): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123139	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception is approved for: Property was listed for sale within the last 6 months. Currently, the file was taken off the market on XXXX, however, the property was taken off the market 2 days after the application date of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 761 Housing payment history is 0x30x24	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123139	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide corrected 1003, updating XXXX information and payment.				Reviewer Comment (XXXX-08-13): Received updated 1003 in trailing docs. Seller Comment (XXXX-08-11): (Rate Lock) PITIA docs for XXXX provided. 1003 Section 3C is for unitXXXX Reviewer Comment (XXXX-07-15): 1003 section 3c reflects an amount of XXXX under monthly insurance, taxes, association dues, etc. Please provide documents to support the payment.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123139	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Missing evidence of PITIA for XXXX.				Reviewer Comment (XXXX-08-13): Received Note in trailing docs. Seller Comment (XXXX-08-11): (Rate Lock) PITIA docs for XXXX provided. 1003 Section 3C is for unitXXXX Reviewer Comment (XXXX-07-15): Please provide Note/mortgage statement/CD or equivalent to verify payment. Seller Comment (XXXX-07-15): (Rate Lock) Please note that the regular monthly payments required under this note are interest-only, which is also indicated on the Verification of Mortgage.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123430	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for less than 2 years of business existence and less than 3 years of employment history in the same line of work or related profession.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 116.07 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-06-29): Guidelines require a minimum of 3 years employment history in the same line of work or related profession. Please update lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123430	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate was not provided.				Reviewer Comment (XXXX-09-04): Flood certificate provided Seller Comment (XXXX-09-04): (Rate Lock) doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123298	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception: Property has been listed for sale in the last 6 months. It has been taken off the market on XXXX which was two days after the application date.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 25.72004% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 761	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123298	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Statement, Tax Verification	Insurance and Tax Verification missing for XXXX				Reviewer Comment (XXXX-07-15): Tax and insurance verification provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123298	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	The CPA license/ verification is missing from the file.				Reviewer Comment (XXXX-08-13): Lender overlay was applied. Seller Comment (XXXX-08-11): (Rate Lock) Exception requested Reviewer Comment (XXXX-07-15): Verification of CPA license is dated post-closing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123298	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA license/ verification is missing from the file.				Reviewer Comment (XXXX-08-13): Lender overlay was applied. Seller Comment (XXXX-08-11): (Rate Lock) Exception requested Reviewer Comment (XXXX-07-15): Verification of CPA license is dated post-closing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123298	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property has been listed for sale in the last 6 months. It has been taken off the market on XXXX which was two days after the application date.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 660 Representative FICO: 761 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123408	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00030% exceeds Guideline loan to value percentage of 70.00000%.	LTV exceeds guideline max of 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 22.71 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123408	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00030% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV exceeds guideline max of 70% allowed for purchase of rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 22.71 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123408	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide a corrected Guarantor Agreement. Two individuals signed, but the company is solely owned by one individual.				Reviewer Comment (XXXX-09-11): Received updated Guarantor agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (73109)	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-10): XXXX received a valid COC.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7355)	Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-10): XXXX received a valid COC.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75106)	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-10): XXXX received a valid COC.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Third-party verification dated within 120 days prior to note date that business is currently active was not in file.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 32.28523% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 706	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-13): (Rate Lock) Full exception reads: 706 FICO Current business assets were used at time of UW to confirm business was currently open/active Other LLC member signed closing docs CPA letter dated before closing - CPA confirmed the use of the business funds would not affect the business	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Third-party verification dated within 120 days prior to note date that business is currently active was not in file.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 32.28523% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 706	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-13): (Rate Lock) Full exception reads: 706 FICO Current business assets were used at time of UW to confirm business was currently open/active Other LLC member signed closing docs CPA letter dated before closing - CPA confirmed the use of the business funds would not affect the business	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third-party verification dated within 120 days prior to note date that business is currently active was not in file. Additionally, third party verification is required to verify all the owners of the business. Account access letter does not state the bank account number, nor business name the borrower is granted access to.				Reviewer Comment (XXXX-08-19): Loan is NonQM Reviewer Comment (XXXX-08-17): Account access letter from other member does not state the bank account number, nor business name the borrower is granted access to. Please include this in the lender exception approval document. Seller Comment (XXXX-08-13): (Rate Lock) Full exception reads: 706 FICO Current business assets were used at time of UW to confirm business was currently open/active Other LLC member signed closing docs CPA letter dated before closing - CPA confirmed the use of the business funds would not affect the business	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third-party verification dated within 120 days prior to note date that business is currently active was not in file. Additionally, third party verification is required to verify all the owners of the business. Account access letter does not state the bank account number, nor business name the borrower is granted access to.	Reviewer Comment (XXXX-08-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-08-19): Regraded to EV2-B based on post-close lender exception.

Reviewer Comment (XXXX-08-17): Account access letter from other member does not state the bank account number, nor business name the borrower is granted access to. Please include this in the lender exception approval document.

Seller Comment (XXXX-08-13): (Rate Lock) Full exception reads: 706 FICO
Current business assets were used at time of UW to confirm business was currently open/active
Other LLC member signed closing docs
CPA letter dated before closing - CPA confirmed the use of the business funds would not affect the business
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third-party verification dated within 120 days prior to note date that business is currently active was not in file. Additionally, third party verification is required to verify all the owners of the business. Account access letter does not state the bank account number, nor business name the borrower is granted access to.	Reviewer Comment (XXXX-08-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-08-19): Regraded to EV2-B based on post-close lender exception.

Reviewer Comment (XXXX-08-17): Account access letter from other member does not state the bank account number, nor business name the borrower is granted access to. Please include this in the lender exception approval document.

Seller Comment (XXXX-08-13): (Rate Lock) Full exception reads: 706 FICO
Current business assets were used at time of UW to confirm business was currently open/active
Other LLC member signed closing docs
CPA letter dated before closing - CPA confirmed the use of the business funds would not affect the business

Reviewer Comment (XXXX-07-29): Access letter provided with bank account number and business name. Our borrower's name is not reflected on CPA letter provided. Please provide CPA letter with all the owners of the business and their ownership percentages in business.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Third-party verification dated within 120 days prior to note date that business is currently active was not in file.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 32.28523% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 706	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-13): (Rate Lock) Full exception reads: 706 FICO Current business assets were used at time of UW to confirm business was currently open/active Other LLC member signed closing docs CPA letter dated before closing - CPA confirmed the use of the business funds would not affect the business Reviewer Comment (XXXX-08-11): Document provided is date post-close. Per ATR rule all assets and income documentations must be dated prior to closing.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Access letter from business partner allowing use of business funds was provided in file. However, CPA letter shows only one member, borrower with 50% ownership. Third party verification is required to verify all the owners of the business. Account access letter does not state the bank account number, nor business name the borrower is granted access to.	Reviewer Comment (XXXX-08-19): CPA letter provided showing ownership of business.

Reviewer Comment (XXXX-08-19): Regraded to EV2-B based on post-close lender exception.

Reviewer Comment (XXXX-08-19): CPA letter provided showing business ownership.

Reviewer Comment (XXXX-08-17): Account access letter from other member does not state the bank account number, nor business name the borrower is granted access to. Please include this in the lender exception approval document.

Seller Comment (XXXX-08-13): (Rate Lock) Full exception reads: 706 FICO
Current business assets were used at time of UW to confirm business was currently open/active
Other LLC member signed closing docs
CPA letter dated before closing - CPA confirmed the use of the business funds would not affect the business

Reviewer Comment (XXXX-07-29): Access letter provided with bank account number and business name. Our borrower's name is not reflected on CPA letter provided. Please provide CPA letter with all the owners of the business and their ownership percentages in business.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123355	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Access letter from business partner allowing use of business funds was provided in file. However, CPA letter shows only one member, borrower with 50% ownership. Third party verification is required to verify all the owners of the business. Account access letter does not state the bank account number, nor business name the borrower is granted access to.	Reviewer Comment (XXXX-08-19): CPA letter provided showing business ownership.

Reviewer Comment (XXXX-08-17): Account access letter from other member does not state the bank account number, nor business name the borrower is granted access to. Please include this in the lender exception approval document.

Seller Comment (XXXX-08-13): (Rate Lock) Full exception reads: 706 FICO
Current business assets were used at time of UW to confirm business was currently open/active
Other LLC member signed closing docs
CPA letter dated before closing - CPA confirmed the use of the business funds would not affect the business

Reviewer Comment (XXXX-08-11): Document provided is date post-close. Per ATR rule all assets and income documentations must be dated prior to closing.

Reviewer Comment (XXXX-08-03): Name on CPA letter XXXX XXXX does not match borrower name.

Reviewer Comment (XXXX-07-29): Access letter provided with bank account number and business name. Our borrower's name is not reflected on CPA letter provided. Please provide CPA letter with all the owners of the business and their ownership percentages in business.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123391	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing a copy of the CPA's license/ CPA verification.				Reviewer Comment (XXXX-07-29): Received license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123391	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA License/Verification	Loan file is missing a copy of the CPA's license/ CPA verification.				Reviewer Comment (XXXX-07-29): Received license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123329	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment; StateXXXX					Reviewer Comment (XXXX-07-21): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123393	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception is approved for: 2 unpermitted ADUs on property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Reserves: 121.50 Guideline Requirement: 6.00 Loan to Value: 52.35602% Guideline Maximum Loan to Value: 80.00000% Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years.	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123440	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Reinspection Fee increased to XXXX without a valid change of circumstance; however, cure was provided to the borrower.				Reviewer Comment (XXXX-09-01): Cured at closing or within 60 days of consummation prior to TPR review Seller Comment (XXXX-08-29): (Rate Lock) This was applied at closing	XXXX	XXXX	XXXX	No	1	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123440	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee increased to XXXX without a valid change of circumstance; insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-25): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (XXXX-09-24): (Rate Lock) Provided proof the check was cashed

Reviewer Comment (XXXX-09-23): XXXX received PCCD, LOE, Refund Check and Proof of Mailing.   XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (XXXX-09-23): Cured in error.

Reviewer Comment (XXXX-09-23): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (XXXX-09-22): (Rate Lock) Post Consummation completed on the difference for the credit report fee.

Reviewer Comment (XXXX-09-10): XXXX received rebuttal and COC, however credit supplement available in file is dated 0XXXX and fee increased on XXXX CD. Please provide additional information why fee increased on XXXX or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (XXXX-09-08): (Rate Lock) Increased fee for credit supplement disclosed to the borrower.
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123536	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	CPA verification is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123536	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		CPA verification is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123209	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Please provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-07-20): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-17): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123209	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Regular APR Change	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.					Reviewer Comment (XXXX-07-20): XXXX received XXXX CD	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123209	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for minimal deposits being made into a business account that the borrower's CPA told him to close and make separate accounts for each XXXX for the last 3 months, which is causing what appears to be a 79% decline in income.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Guidelines Representative FICO: 660 Representative FICO: 776 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123209	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Operating agreement	Loan file is missing an Operating agreement or equivalent document to verify borrower's business ownership percentage.				Reviewer Comment (XXXX-08-06): Received Operating Agreement in trailing docs. Seller Comment (XXXX-08-05): (Rate Lock) Page 26 shows 100% owner.. Reviewer Comment (XXXX-07-29): Operating agreement provided is not for XXXX LLC. Seller Comment (XXXX-07-27): (Rate Lock) OAs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123209	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing an Operating agreement or equivalent document to verify borrower's business ownership percentage.				Reviewer Comment (XXXX-08-06): Received Operating Agreement in trailing docs. Seller Comment (XXXX-08-05): (Rate Lock) Page 26 shows 100% owner.. Reviewer Comment (XXXX-07-29): Operating agreement provided is not for XXXX LLC. Seller Comment (XXXX-07-27): (Rate Lock) OAs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123209	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to Loan file missing an Operating agreement or equivalent document to verify borrower's business ownership percentage.				Reviewer Comment (XXXX-08-06): Received Operating Agreement in trailing docs. Seller Comment (XXXX-08-05): (Rate Lock) Page 26 shows 100% owner.. Reviewer Comment (XXXX-07-29): Operating agreement provided is not for XXXX LLC. Seller Comment (XXXX-07-27): (Rate Lock) OAs provided	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123209	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to Loan file missing an Operating agreement or equivalent document to verify borrower's business ownership percentage.				Reviewer Comment (XXXX-08-06): Received Operating Agreement in trailing docs. Seller Comment (XXXX-08-05): (Rate Lock) Page 26 shows 100% owner.. Reviewer Comment (XXXX-08-03): Document provided is not an operating agreement. This document shows who the manager is not who the member(s) are. Please provide an operating agreement or an equivalent document showing the business ownership percentage. Reviewer Comment (XXXX-07-29): Operating agreement provided is not for XXXX LLC. Seller Comment (XXXX-07-27): (Rate Lock) OAs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123209	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to Loan file missing an Operating agreement or equivalent document to verify borrower's business ownership percentage.				Reviewer Comment (XXXX-08-06): Received Operating Agreement in trailing docs. Seller Comment (XXXX-08-05): (Rate Lock) Page 26 shows 100% owner.. Reviewer Comment (XXXX-07-29): Operating agreement provided is not for XXXX LLC. Seller Comment (XXXX-07-27): (Rate Lock) OAs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123252	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Request to allow use of Form 1007 for rental income. Appraisal report shows property is vacant.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 69.67442% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123427	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Verification	The file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-13): Lender overlay was applied. Seller Comment (XXXX-08-12): (Rate Lock) Please clear per credit memo	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing verification of the CPA license.				Reviewer Comment (XXXX-08-13): Lender overlay was applied. Seller Comment (XXXX-08-12): (Rate Lock) Please clear per credit memo	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-13): Lender overlay was applied. Seller Comment (XXXX-08-12): (Rate Lock) Please clear per credit memo	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-13): Lender overlay was applied. Seller Comment (XXXX-08-12): (Rate Lock) Please clear per credit memo	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123427	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-13): Lender overlay was applied. Seller Comment (XXXX-08-12): (Rate Lock) Please clear per credit memo	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123225	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-07-15): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123686	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Title policy amount of XXXX in Commitment title policy is less than the note amount of XXXX.				Reviewer Comment (XXXX-07-31): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-29): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123686	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-23): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (XXXX-08-05): XXXX received rebuttal that lender was unaware of cost increase until appraisal was done as it was by another provider.  However, unlike a title service where borrower can choose to shop for services and another provider, the appraisal is not at the choice or option of the borrower and appXXXX assignment is controlled process.  Lender typically is notified by appXXXX if the set appraisal fee amount will be exceeded and why they will be exceeded and lender has option to continue with that appXXXX and approve the fee increase, which at that time, lender would have knowledge of the fee increase and redisclose to borrower within 3 days of that knowledge the new fee.  It appears, the fee was not updated until lender received invoice which was dated XXXX.  Lender should provide additional supporting documentation that supports their knowledge and notification for the fee increase and approval of that fee increase,which typically is from LOS notes or emails.  XXXX tests according to SFA TRID GRID 4.0 which further clarified the requirements for a valid changed circumstance and its time which states: Changed Circumstance Documentation
A recent CFPB Supervisory Highlight (see Appendix section) has increased focus on the sufficiency of Change of Circumstance ("COC") documentation.  When a lender issues a revised loan estimate reflecting an increase in fee(s) subject to tolerance,  sufficient
COC documentation is required to rebaseline fee amounts.  The regulation provides that “the creditor must be able to show compliance with § 1026.19(e) by documenting the original estimate of the cost at issue, explaining the reason for revision and how it affected settlement costs, showing that the corrected disclosure increased the estimate only to the extent that the reason for revision actually increased the cost, and showing that the timing requirements of § 1026.19(e)(4) were satisfied.”

To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph.  The COC documentation, at a minimum, should include: 1) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); 2) specific reason for the revision and how it impacted the specific fee(s) that increased; 3) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and  4) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reaXXXX for revision provided under § 1026.19(e)(3)(iv)(A) through (F) has occurred)

The COC information can be contained on multiple documents (COC doc, screenshot of notes on an LOS or 1008, rate lock agreement, communication logs, etc.) but ideally centralized in the file for an efficient review.  Documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc.   See Appendix for examples of sufficient and insufficient COC documentation

Reviewer Comment (XXXX-07-30): XXXX received valid rebuttal comment, but loan file does not contain appraisal transfer letter, additionally provided 0XXXX COC does not sufficiently explain the reason for the fee increase. Please provide supporting documentation or a detailed explanation to substantiate the increase in the appraisal fee or Cure would be due to borrower.

Seller Comment (XXXX-07-29): (Rate Lock) This is a transferred appraisal - the invoice is dated XXXX and the COC for the increase is dated XXXX - please review
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123686	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-30): XXXX received valid rebuttal comment and supporting initial credit report and valid COC dated XXXX. Seller Comment (XXXX-07-29): (Rate Lock) A new credit report was pulled to update the MTGS this also resulted in increase of FICO score	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123686	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		CPA letter in file states that they can see no need for assets of the LLC to be used or liquidated. Evidence of access to funds required.				Reviewer Comment (XXXX-07-31): Received cash flow analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123688	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.72 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.72 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 33.29 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 773	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.

Reviewer Comment (XXXX-09-03): Per guidelines, XXXX is required and must meet the requirements below:
o Forecast Period must cover 12 months from the Note date
o Comparables:
▪ Must have 5 comparison properties
▪ Must be within two miles of subject property or with the same zip code
▪ Must be generally similar in size, room count, availability, and occupancy
▪ Internal Exception Code 1055.24 required if the Occupancy Rate is below 50%.
• When XXXX does not meet the requirements above, use the appXXXX’s short-term market rental analysis
(Comparable Rent Schedule Form 100XXXX025, XXXX specific form, or appXXXX commentary) to calculate the monthly gross rents.
• Income calculation = Annual revenue x 80%/12.
Please provide XXXX. 1007 showing STR was provided.

Seller Comment (XXXX-09-01): (Rate Lock) The following was taken from the short-term rental 1007. The rent mentioned below is for long term rental. Guidelines do not require an XXXX. The rental income was calculated at XXXX,000 x 80% / 12 = XXXX. It should be noted that guides do not require a 20% reduction when using the 1007, but this was used to be more conservative

Reviewer Comment (XXXX-08-31): XXXX was not provided in file. Market rent of XXXX was utilized. Calculated PITIA which includes XXXX HOA fee is XXXX.

Seller Comment (XXXX-08-27): (Rate Lock) STR income calc: XXXX reports 35,100 in projected revenue. XXXX%=XXXX/12mths=XXXX which is lower then the market rent.

Reviewer Comment (XXXX-08-27): The lender exception in file shows DSCR of 0.803. Please provide calculation. To use short term rental, guidelines require XXXX and this was not provided in file.

Seller Comment (XXXX-08-26): (Rate Lock) The original appXXXX refused to complete a 1007 based on short term rental history, since the guides are silent, we revert to XXXX - In the rear case when the Single-Family Comparable Rent Schedule (form 1007) must be completed by a different appXXXX to satisfy the requirement, the alternate appXXXX that is completing form 1007 must take the necessary steps to be compliant with USPAP.

Reviewer Comment (XXXX-08-06)XXXXlculated DSCR is 0.72. Please provide an updated lender exception to reflect DSCR of 0.72.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123688	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 7.56% is less than Guideline required borrower's own funds of 10.00%.	10% of own funds is required when receiving gift funds.				Reviewer Comment (XXXX-08-27): Borrower own funds sufficient Seller Comment (XXXX-08-26): (Rate Lock) PURCHASE PRICE XXXX BORROWER OWN FUNDS MORE THAN 10% XXXX XXXX AND BUSINESS FUNDS 1XXXX3	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123230	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 30 days of the Note Date.	Hazard Insurance Policy Expiration Date XXXX, Note Date XXXX	Hazard Insurance Policy expires within 30 days of the Note Date.				Reviewer Comment (XXXX-08-11): Received updated hazard insurance policy in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123230	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for property on XXXX acres. Max acres allowed is 10.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 99.36 Guideline Requirement: 6.00 DTI: 13.02897% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 791 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123230	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (73109)	Zero Percent Fee Tolerance was exceeded for the Mortgage Broker Fee. The fee amount of XXXX exceeds the tolerance of XXXX. XXXX is over the legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-16): XXXX Received Valid COC dated XXXX along with revised CD dated XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123583	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-07-09): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123690	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for legal non-conforming zoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 44.52 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 774 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123690	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for subject's improved parking area which extends beyond the subject property's boundary onto an adjacent property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 44.52 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 774 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123398	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-08-24): Received CDA in trailing docs. Seller Comment (XXXX-08-20): (Rate Lock) CDA provided Reviewer Comment (XXXX-07-29): The most recent UCDP submission has a score of 2.9. The UCDP provided has an updated submission in file. Secondary valuation is required. Seller Comment (XXXX-07-29): (Rate Lock) SSR provided showing a CU of 2.2 Reviewer Comment (XXXX-07-22): The CU score is 2.9 per the UCDP Submission in file. Seller Comment (XXXX-07-21): (Rate Lock) Not needed CU score is 2.2	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123284	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: XXXX XXXX	OFAC is not provided for XXXX XXXX.				Reviewer Comment (XXXX-08-13): Received OFAC in trailing docs. Seller Comment (XXXX-08-11): (Rate Lock) Provided XXXX has XXXX XXXX listed and included in the search. Reviewer Comment (XXXX-07-15): Guidelines require review of fraud report. This was not provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123284	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property unit 2 Gross living area is XXXX & Unit XXXXGLA is XXXX which does not meets guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 23.64 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 719	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123284	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rental Income from both the ADU is required to maintain DSCR over 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 23.64 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 719	XXXX	Reviewer Comment (XXXX-07-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123578	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan product on the Final Closing Disclosure does not match the loan product in the file. Provide revised Final Closing Disclosure to reflect the correct loan product as Interest-Only Fixed Rate.	Reviewer Comment (XXXX-09-01): Received lender correspondence showing that the CD was not provided to the borrower.

Seller Comment (XXXX-08-28): (Rate Lock) LOE from escrow was provided

Reviewer Comment (XXXX-08-17): Closing Disclosure provided has an issue date of XXXX. We have a Final CD with issue date of XXXX in file which has the wrong loan product and was signed by the borrower.

Reviewer Comment (XXXX-07-31): Please provide the 0XXXX CD that shows the 10 Year Interest Only, Fixed Rate as it is not in file.

Seller Comment (XXXX-07-29): (Rate Lock) CD signed in package from XXXX shows '10 Year Interest Only, Fixed rate"

Reviewer Comment (XXXX-07-17): Closing Disclosure issued 0XXXX does not reflect the correct loan feature.

Seller Comment (XXXX-07-15): (Rate Lock) final CD shows as 10 year I/O fixed rate
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from the transaction date of XXXX.				Reviewer Comment (XXXX-07-22): Received post-close CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123406	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a 1099 XXXX Driver. XXXX and XXXX 1099 transcripts are returning N/A. An exception is needed to proceed without transcripts.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 44.79339% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123406	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Co-borrower is a W2 employee. Transcripts are returning N/A. An exception is needed to proceed without transcripts.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 44.79339% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file. Third-party verification that the borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.	Reviewer Comment (XXXX-07-29): Received 1099 in trailing docs showing borrower has been self employed for over 2 years. Borrower is a driver for XXXX and XXXX driver license was dated within 120 days of the Note date.

Reviewer Comment (XXXX-07-22): No evidence to show that the borrower has been self employed for at least 2 years.

Seller Comment (XXXX-07-21): (Rate Lock) Reviewed bank statements and identified recurring deposits from XXXX LLC and XXXX. XXXX LLC (XXXX LLC) is the payment entity used by XXXX to compensate XXXX, and XXXX is a XXXX network company that compensates independent contractor XXXX. Deposits are consistent with borrower-reported XXXX/XXXX services income and support current self-employment/work activity.
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file. Third-party verification that the borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.	Reviewer Comment (XXXX-07-29): Received 1099 in trailing docs showing borrower has been self employed for over 2 years. Borrower is a driver for XXXX and XXXX driver license was dated within 120 days of the Note date.

Reviewer Comment (XXXX-07-22): No evidence to show that the borrower has been self employed for at least 2 years and the business has been operating for 2 years. Unable to determine when income started in XXXX.

Seller Comment (XXXX-07-21): (Rate Lock) Reviewed bank statements and identified recurring deposits from XXXX LLC and XXXX. XXXX LLC (XXXX LLC) is the payment entity used by XXXX to compensate XXXX, and XXXX is a XXXX network company that compensates independent contractor XXXX. Deposits are consistent with borrower-reported XXXX/XXXX services income and support current self-employment/work activity.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123406	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file. Third-party verification that the borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.	Reviewer Comment (XXXX-07-29): Received 1099 in trailing docs showing borrower has been self employed for over 2 years. Borrower is a driver for XXXX and XXXX driver license was dated within 120 days of the Note date.

Reviewer Comment (XXXX-07-22): No evidence to show that the borrower has been self employed for at least 2 years and the business has been operating for 2 years. Unable to determine when income started in XXXX.

Seller Comment (XXXX-07-21): (Rate Lock) Reviewed bank statements and identified recurring deposits from XXXX LLC and XXXX. XXXX LLC (XXXX LLC) is the payment entity used by XXXX to compensate XXXX, and XXXX is a XXXX network company that compensates independent contractor XXXX. Deposits are consistent with borrower-reported XXXX/XXXX services income and support current self-employment/work activity.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123406	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file. Third-party verification that the borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.	Reviewer Comment (XXXX-07-29): Received 1099 in trailing docs showing borrower has been self employed for over 2 years. Borrower is a driver for XXXX and XXXX driver license was dated within 120 days of the Note date.

Reviewer Comment (XXXX-07-22): No evidence to show that the borrower has been self employed for at least 2 years and the business has been operating for 2 years. Unable to determine when income started in XXXX.

Seller Comment (XXXX-07-21): (Rate Lock) Reviewed bank statements and identified recurring deposits from XXXX LLC and XXXX. XXXX LLC (XXXX LLC) is the payment entity used by XXXX to compensate XXXX, and XXXX is a XXXX network company that compensates independent contractor XXXX. Deposits are consistent with borrower-reported XXXX/XXXX services income and support current self-employment/work activity.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third-party verification dated within 120 days prior to the note date that the business is currently active was not in the file. Third-party verification that the borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years was not provided.	Reviewer Comment (XXXX-07-29): Received 1099 in trailing docs showing borrower has been self employed for over 2 years. Borrower is a driver for XXXX and XXXX driver license was dated within 120 days of the Note date.

Reviewer Comment (XXXX-07-22): No evidence to show that the borrower has been self employed for at least 2 years and the business has been operating for 2 years. Unable to determine when income started in XXXX.

Seller Comment (XXXX-07-21): (Rate Lock) Reviewed bank statements and identified recurring deposits from XXXX LLC and XXXX. XXXX LLC (XXXX LLC) is the payment entity used by XXXX to compensate XXXX, and XXXX is a XXXX network company that compensates independent contractor XXXX. Deposits are consistent with borrower-reported XXXX/XXXX services income and support current self-employment/work activity.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123584	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Recording fee exceeded the 10% tolerance by XXXX. No valid COC or cure was provided to the borrower.				Reviewer Comment (XXXX-08-13): XXXX received Post CD and LOX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123669	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Judgments are reflecting on Title Report Schedule B, Part-1 line 7 and 8. Documents for satisfaction of judgments are missing.				Reviewer Comment (XXXX-09-11): Received Title Non-Identity affidavit in trailing docs. Seller Comment (XXXX-09-09): (Rate Lock) Signed non-affidavit for the judgments on title Seller Comment (XXXX-09-09): (Rate Lock) Title had the borrower sign a non-affidavit that the judgments did not belong to the borrower at closing and was being recorded.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123669	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by XXXX due to an increase in recording fee. No valid Change of Circumstance (COC) was provided, nor was evidence of cure found in the file. Provide a post-close Closing Disclosure (CD) disclosing the tolerance cure to include XXXX, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (XXXX-09-10): XXXX received a valid COC. Seller Comment (XXXX-09-08): (Rate Lock) Disclosure dated XXXX with the increased recording fee of XXXX disclosed.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123669	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 713 is less than Guideline representative FICO score of 720.	Lender exception requested for FICO. Current FICO is 713 and the required FICO is 720.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years. Miscellaneous	Reserves: 77.11 Guideline Requirement: 6.00 Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123669	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to exceed 50% DTI.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years. Miscellaneous	Reserves: 77.11 Guideline Requirement: 6.00 Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123448	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Request to use appraisal value versus the listing price.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Loan to Value: 70.00000% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123605	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Loan Policy amount on the Title report is less than the loan amount				Reviewer Comment (XXXX-07-30): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123375	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.63 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months of reserves of 4.63 is less than Guideline PITIA months of reserves of 6.00.	Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Rent history is 0x30x14. The DSCR of 1.07 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-09-08): (Rate Lock) exception provided

Reviewer Comment (XXXX-08-18): Bank statementXXXX XXXX;XXXX XXXX;XXXX XXXX; EMD XXXX; POCB XXXX; POCB XXXX. Total assets provided XXXX. Required to close XXXX EMD XXXX POCB XXXX Reserves XXXX Total required from borrower XXXX. Shortfall XXXX.

Seller Comment (XXXX-08-14): (Rate Lock) EMD verification provided

Reviewer Comment (XXXX-07-30): Bank statementXXXX XXXX;XXXX XXXX;XXXX XXXX; EMD XXXX; POCB XXXX; POCB XXXX.

Seller Comment (XXXX-07-28): (Rate Lock) Please provide calculation for reserves
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123375	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower being a first time homebuyer and first time investor..	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Rent history is 0x30x14.	XXXX	Reviewer Comment (XXXX-07-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123274	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has XXXX NSF's and XXXX negative balance days with compensating factors LTV less than 70%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123274	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing verification that the borrower's business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

															Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-10): Business verification provided is dated Post-close. Please provide a pre-close verification.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123274	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		EIN for borrowing business entity is missing from the file.				Reviewer Comment (XXXX-07-29): Provided EIN document in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123274	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Loan file is missing verification that the borrower's business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

															Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-10): Business verification provided is dated Post-close. Please provide a pre-close verification.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123274	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan file missing original Operating Agreement. Loan file only contains Amendment. Unable to determine if the original members are the same as the two that signed the Amendment and have authorization to make the changes for the borrowing entity.				Reviewer Comment (XXXX-08-24): OA provided Reviewer Comment (XXXX-07-30): Original OA shows B. XXXX & XXXX owns XXXX LLC. Unable to determine whether all members of B. XXXX & XXXX signed the agreement provided in trailing documents. Please provide the Operating Agreement for B. XXXX & XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123255	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception for borrower has XXXXs and XXXX balance days.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least XXXX0.00. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Documentation Type: 24mo Bank Statement Disposable Income: XXXX Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123255	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing a third party verification of business existence within 120 days of the note date and missing REO documents for properties listed on 1003.	Reviewer Comment (XXXX-09-11): Received REO doc in trailing docs.

Reviewer Comment (XXXX-09-09): Insurance verification is provided for XXXX XXXXs Dr. is missing. Please provide.

Seller Comment (XXXX-09-04): (Rate Lock) Please refer to other condition; this was provided

Reviewer Comment (XXXX-09-03): This exception will be cleared once insurance verification is provided for XXXX XXXXs Dr.

Seller Comment (XXXX-09-01): (Rate Lock) stmt for HOI was provided; please clear

Reviewer Comment (XXXX-08-28): Lender provided lender approved exception to downgrade and waive for missing verification of business existence within 120 days of the note date. Missing insurance verification for XXXX XXXXs.

Reviewer Comment (XXXX-08-19): The existence of the borrower's business must be verified within 120 calendar days prior to the note date using one of the following items detailed below:
o From a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or
o By verifying a phone listing and address for the borrower's business using a third party source (i.e., Better
Business Bureau, Secretary of State, etc.)
Please provide a third-party verification which cannot be linked to borrower.

Seller Comment (XXXX-08-17): (Rate Lock) VOE provided

Reviewer Comment (XXXX-07-17): Missing verification of business existence for B XXXX & XXXX. Insurance verification required for REO property, XXXX.

Seller Comment (XXXX-07-15): (Rate Lock) exsistence provided
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123255	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXXs Drive, XXXX Other	Loan file is missing the CD for the newXXXXloan for property XXXX XXXXs Drive.				Reviewer Comment (XXXX-07-17): Statement provided Reviewer Comment (XXXX-07-17): Statement provided shows P&I payment only. Tax verification was in file; insurance verification is missing. Seller Comment (XXXX-07-15): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123255	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file is missing a third-party verification to verify borrower's business was open and active within 120 days of the Note.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 24mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-08-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-08-19): The existence of the borrower's business must be verified within 120 calendar days prior to the note date using one of the following items detailed below: o From a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or o By verifying a phone listing and address for the borrower's business using a third party source (i.e., Better Business Bureau, Secretary of State, etc.) Please provide a third-party verification which cannot be linked to borrower.

Seller Comment (XXXX-08-17): (Rate Lock) VOE provided

Reviewer Comment (XXXX-07-17): Missing verification of business existence for B XXXX & XXXX. Insurance verification required for REO property, XXXX.

Seller Comment (XXXX-07-15): (Rate Lock) exsistence provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123255	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Other	Loan file is missing the CD for the newXXXXloan for property XXXX Drive.				Reviewer Comment (XXXX-08-28): CD provided Reviewer Comment (XXXX-07-31): Loan file is still missing the CD for the newXXXXloan for property 673. Reviewer Comment (XXXX-07-17): Insurance verification required for REO property, XXXX. Seller Comment (XXXX-07-15): (Rate Lock) Signed CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123255	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Articles of organization for borrowing entity was not provided.				Reviewer Comment (XXXX-07-17): Articles provided. Seller Comment (XXXX-07-15): (Rate Lock) Provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123255	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXXs Drive, XXXX Verification	Statement provided shows P&I payment only. Tax verification was in file; insurance verification is missing.				Reviewer Comment (XXXX-09-11): Received REO doc in trailing docs.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123434	XXXX	XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XXXX Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX	Post-dated Closing Disclosure issue date is XXXX but sign date is XXXX.				Reviewer Comment (XXXX-08-20): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-18): (Rate Lock) Please waive or advise what else is needed Reviewer Comment (XXXX-08-14): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123434	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Approved Lender Exception - Borrower has XXXXs and 9 days of negative balances.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123434	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	The loan file did not contain verification that the borrower's business is currently active.	Reviewer Comment (XXXX-08-24): Cleared.

Seller Comment (XXXX-08-21): (Rate Lock) Borrower has 24 months of bank statements showing activity from XXXX XXXX-XXXX XXXX to confirm business was active. CPA letter provided confirms borrower has been self-employed at the company for 2+ years. Exception updated.

Reviewer Comment (XXXX-08-20): To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify business was currently active.

Seller Comment (XXXX-08-20): (Rate Lock) Exception approved

Seller Comment (XXXX-08-18): (Rate Lock) Exception submitted

Reviewer Comment (XXXX-08-14): The trailing verification that the borrower's business is currently active is dated post close XXXX

Seller Comment (XXXX-08-12): (Rate Lock) Please see docs showing business is active with confirmation of filing XXXX for XXXX-XXXX
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123434	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.34629% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds the guideline max due to PITI for the XXXX property. Lender excluded the PITI from DTI calculation.				Reviewer Comment (XXXX-08-14): Cleared. Reviewer Comment (XXXX-08-14): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception ExplanationXXXXlculated investor qualifying total debt ratio of 54.69821% exceeds Guideline total debt ratio of 50.00000%.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123434	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file did not contain verification that the borrower's business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-08-21): (Rate Lock) Borrower has 24 months of bank statements showing activity from XXXX XXXX-XXXX XXXX to confirm business was active. CPA letter provided confirms borrower has been self-employed at the company for 2+ years. Exception updated.

Reviewer Comment (XXXX-08-20): To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify business was currently active.

Seller Comment (XXXX-08-20): (Rate Lock) Exception approved

Seller Comment (XXXX-08-18): (Rate Lock) Exception submitted

Reviewer Comment (XXXX-08-14): The trailing verification that the borrower's business is currently active is dated post close XXXX

Seller Comment (XXXX-08-12): (Rate Lock) Please see docs showing business is active with confirmation of filing XXXX for XXXX-XXXX
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123434	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	The loan file did not contain verification that the borrower's business is currently active.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123681	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7723)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance was exceeded for Survey Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX was over the legal limit. Insufficient or no cure was provided to the borrower. (7723)				Reviewer Comment (XXXX-08-05): XXXX received a valid COC. Seller Comment (XXXX-08-04): (Rate Lock) Borrowers shopped for services we did not require a survey	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123613	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: XXXX XXXX Occupancy: Investment; Declarations/Will borrower occupy: Yes	Subject transaction is purchase of investment property, but borrower declared in 1003 section 5A that property will be occupied as primary residence.				Reviewer Comment (XXXX-09-11): Updated 1003 received.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123613	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	Property Eligibility - Site and Utilities	Property - Appraisal	XXXX County Water Contamination: Property is XXXX and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards		Well water testing report is missing.				Reviewer Comment (XXXX-08-12): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-10): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123613	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	Subject transaction is purchase of investment property, but borrower declared in 1003 section 5A that property will be occupied as primary residence.				Reviewer Comment (XXXX-09-14): Received updated 1003 in trailing docs. Reviewer Comment (XXXX-09-14): Cleared in error. Reviewer Comment (XXXX-09-14): Received updated 1003. Seller Comment (XXXX-09-14): (Rate Lock) Please clear this was already uplaoded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123389	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being XXXX units and all units under 500 sq ft.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Debt Service Coverage Ratio: 1.77 Guideline Requirement: 1.00 Reserves: 27.39 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-14)XXXXlculated DSCR is 1.77. Lender exception in file reflects DSCR of 2.322. Please provide a corrected Lender exception or the income worksheet.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123389	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to waive the guideline requirement requiring the borrower to pay off the collection account showing on credit.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Debt Service Coverage Ratio: 1.77 Guideline Requirement: 1.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-14)XXXXlculated DSCR is 1.77. Lender exception in file reflects DSCR of 2.322. Please provide a corrected Lender exception or the income worksheet.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123639	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Family member renting from borrower.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 786 Reserves: 46.01 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-06-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123643	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-27): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123643	XXXX	XXXX	XXXX	XXXX	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate subject address does not match Note address.				Reviewer Comment (XXXX-09-04): Cleared. Received updated flood cert.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123643	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance address does not match Note address.				Reviewer Comment (XXXX-09-16): Received updated insurance policy. Reviewer Comment (XXXX-09-04): The Hazard Insurance Policy provided reflects the XXXX name with XXXX instad of Drive.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123636	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Charge-offs / Balance: XXXX, Credit Report: Original // Public Record Type: Collections / Balance: XXXX	Lender approved exception to proceed without borrower paying off outstanding collections over XXXX.				Reviewer Comment (XXXX-08-06): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-05): (Rate Lock) Please waive eV2 Reviewer Comment (XXXX-07-30): LTV less than 70% was included as a comp factor. This cannot be used as LTV is 70.36759%. Property was listed in the last 6 months and the list price was used for LTV.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123636	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The appraisal disclosed that the property was listed for sale within the last 12 months. Please provide a letter of explanation disclosing the reason for the property being listed.				Reviewer Comment (XXXX-08-17): Received letter of explanation in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123636	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The preliminary title report in the file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Require a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-07-30): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123144	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX XXXXXXXX HOA Verification, Statement	Mortgage statement and HOA verification missing for XXXX.				Reviewer Comment (XXXX-08-19): CD provided Seller Comment (XXXX-08-18): (Rate Lock) Docs provided 0XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123144	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX XXXXXXXX Statement	Mortgage statement and HOA verification missing for XXXX.				Reviewer Comment (XXXX-08-26): Received document showing property has sold. Seller Comment (XXXX-08-26): (Rate Lock) Docs provided showing REO sold 0XXXX Reviewer Comment (XXXX-08-24): Fraud report shows property owned by guarantor. 1003 also shows property under REOs and PITIA for the property was included in DTI calculation. Please provide evidence property was sold. Seller Comment (XXXX-08-20): (Rate Lock) REO sold Reviewer Comment (XXXX-08-19): Verification of P&I not provided for XXXX. Seller Comment (XXXX-08-18): (Rate Lock) Docs provided 0XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123144	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX XXXXXXXX HOA Verification, Statement	Mortgage statement and HOA verification missing for XXXX XXXX.				Reviewer Comment (XXXX-08-19): CD provided Seller Comment (XXXX-08-18): (Rate Lock) Docs provided 0XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123144	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX XXXXXXXX HOA Verification, Statement	Mortgage statement and HOA verification missing for XXXX XXXX.				Reviewer Comment (XXXX-08-19): CD provided Seller Comment (XXXX-08-18): (Rate Lock) 1073 provided for HOA, please see addendums to CD that confirm unit # Reviewer Comment (XXXX-08-13): Still missing Mortgage statement and HOA verification for XXXX XXXX. CD provided does not indicate the unit number.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123144	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing REO documents.				Reviewer Comment (XXXX-09-01): REO docs provided Seller Comment (XXXX-08-31): (Rate Lock) all conditions have been cleared; please clear Reviewer Comment (XXXX-08-13): This will be cleared when all the REO documents are provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123539	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Statement	The file is missing a copy of the mortgage statement.				Reviewer Comment (XXXX-08-17): Received CD in trailing docs. Seller Comment (XXXX-08-13): (Rate Lock) page 5 reflects unit # Reviewer Comment (XXXX-08-13): CD provided does not disclose the unit number. Seller Comment (XXXX-08-11): (Rate Lock) CD provided Reviewer Comment (XXXX-07-29): Verification of mortgage payment was not provided. Exception remains.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123539	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Statement	The file is missing a copy of the mortgage statement.				Reviewer Comment (XXXX-07-29): CD provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123539	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Statement	The file is missing a copy of the mortgage statement.				Reviewer Comment (XXXX-08-17): Received CD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123539	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Statement	The file is missing a copy of the mortgage statement.				Reviewer Comment (XXXX-07-29): CD provided. Seller Comment (XXXX-07-27): (Rate Lock) No H06 as a condo with master policy	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123192	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX XXXXXXXX HOA Verification	HOA Verification document for XXXX Rd was not found in file.				Reviewer Comment (XXXX-07-17): HOA verification provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123574	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX HOA Verification	Missing Mortgage Statement for XXXX XXXX.				Reviewer Comment (XXXX-08-20): HOA verification provided. Seller Comment (XXXX-08-18): (Rate Lock) 1073 provided for HOA Reviewer Comment (XXXX-08-14): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: HOA Verification, Statement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123574	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX HOA Verification	Missing Mortgage Statement for XXXX.				Reviewer Comment (XXXX-08-20): HOA verification provided. Seller Comment (XXXX-08-18): (Rate Lock) 1073 provided for HOA Reviewer Comment (XXXX-08-14): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: HOA Verification, Statement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123574	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX HOA Verification	Missing Mortgage Statement for XXXX.				Reviewer Comment (XXXX-08-20): HOA verification provided. Seller Comment (XXXX-08-18): (Rate Lock) 1073 provided for HOA Reviewer Comment (XXXX-08-14): Missing HOA verification documentation. Reviewer Comment (XXXX-08-14): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: HOA Verification, Statement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123574	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX HOA Verification, Statement	Missing Mortgage Statement for XXXX.				Reviewer Comment (XXXX-08-20): HOA verification provided. Seller Comment (XXXX-08-20): (Rate Lock) REO sold Reviewer Comment (XXXX-08-14): No mortgage statement nor HOA verification uploaded.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123574	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing HOA and mortgage statements for REO properties listed on 1003.				Reviewer Comment (XXXX-08-20): HOA verification provided. Reviewer Comment (XXXX-08-14): Missing HOA verification for REO properties.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123189	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX XXXXXXXX HOA Verification	HOA Verification not provided for the property at XXXX XXXX.				Reviewer Comment (XXXX-07-17): HOA verification provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123559	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXX, XXXX XXXXXXXX HOA Verification	HOA verification missing for XXXX Rd property.				Reviewer Comment (XXXX-07-17): HOA verification provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123211	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX, Address: XXXX Unit XXXX, XXXXXXXX, Address: XXXX XXXX, XXXXXXXX, Address: XXXX XXXX, XXXXXXXX HOA Verification Statement HOA Verification HOA Verification	The file is missing copies of the Mortgage Statements.				Reviewer Comment (XXXX-08-24): Received statements in trailing docs. Seller Comment (XXXX-08-20): (Rate Lock) REO sold Reviewer Comment (XXXX-08-14): No HOA verification documentation uploaded for REO properties. Missing mortgage statement for REO # XXXX unit XXXX03. Reviewer Comment (XXXX-08-14): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: HOA Verification, Statement Statement HOA Verification, Statement HOA Verification, Statement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123211	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing REO documentation for properties listed on 1003.				Reviewer Comment (XXXX-08-24): Received statements in trailing docs. Seller Comment (XXXX-08-20): (Rate Lock) REO sold Reviewer Comment (XXXX-08-14): No HOA verification documentation uploaded for REO properties. Missing mortgage statement for REO # XXXX unit XXXX03.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-08-03): CDA provided Seller Comment (XXXX-08-03): (Rate Lock) CDA provided Reviewer Comment (XXXX-07-20): Address on CDA provided does not match subject address.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.53065% exceeds Guideline total debt ratio of 45.00000%.	Lender exception provided for DTI exceeding 45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 782	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-27): (Rate Lock) updated exception provided Reviewer Comment (XXXX-07-14): Please update the lender exception provided. LTV is 85% not less than 70% and cannot be used as a compensating factor to waive the exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing a third party verification showing business is active within 120 days of the Note.				Reviewer Comment (XXXX-07-20): Verification of employment provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Designation does not match due to DTI exceeding 45% and missing third-party VVOE.				Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared. Reviewer Comment (XXXX-07-29): Exception has been elevated for further review. Seller Comment (XXXX-07-27): (Rate Lock) updated exception provided	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income document and excessive DTI.				Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. System cleared. Seller Comment (XXXX-07-27): (Rate Lock) updated exception provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.53065% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income document and excessive DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 782	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-29): Exception has been elevated for further review. Seller Comment (XXXX-07-27): (Rate Lock) updated exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income document and excessive DTI.				Reviewer Comment (XXXX-07-20): Verification of employment provided. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Allow rental income from family members for qualifying.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 782	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-07-27): (Rate Lock) updated exception provided Reviewer Comment (XXXX-07-14): Please update the lender exception provided. LTV is 85% not less than 70% and cannot be used as a compensating factor to waive the exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123596	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Loan file is missing a third party verification showing business is active within 120 days of the Note.				Reviewer Comment (XXXX-07-20): Verification of employment provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123555	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXX01, XXXX XXXXXXXX HOA Verification	HOA Verification is missing for the property address XXXX XXXX.				Reviewer Comment (XXXX-07-17): HOA verification provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123248	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX XXXXXXXX HOA Verification	HOA Verification was not found in the file for XXXX Rd property.				Reviewer Comment (XXXX-07-20): HOA verification provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business. Missing evidence of access to funds for business account. Borrower has 50% ownership and 100% was used to qualify. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX.	Reviewer Comment (XXXX-09-09): Received Operating agreement in trailing docs.

Reviewer Comment (XXXX-09-01): Received 1008 with underwriter comments to allow the use of business funds. Please provide the operating agreement for XXXX.

Seller Comment (XXXX-08-28): (Rate Lock) business funds from account used as income was taken out, cash flow added to 1008 for other business.  Operating agreement for XXXX XXXX shows our borrower is 50% owner and only 50% of the balance was used so no other docs are needed

Seller Comment (XXXX-08-28): (Rate Lock) XXXX is our borrower, operating agreement should be used as it is clear the CPA made a mistake.  All that really matters is our borrower owns 50%, other owner is irrelevant
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.19872% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds maximum of 43% for a borrower who lives rent-free.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 709	XXXX	Reviewer Comment (XXXX-09-01): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX. Verification of the CPA license was not found in file. .				Reviewer Comment (XXXX-09-01): Received operating agreement in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) XXXX is our borrower, operating agreement should be used as it is clear the CPA made a mistake. All that really matters is our borrower owns 50%, other owner is irrelevant Reviewer Comment (XXXX-08-13): File is missing Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX. Verification of CPA license is not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business. Missing evidence of access to funds for business account. Borrower has 50% ownership and 100% was used to qualify. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX.	Reviewer Comment (XXXX-09-09): Received Operating agreement in trailing docs.

Reviewer Comment (XXXX-09-01): Received 1008 with underwriter comments to allow the use of business funds. Please provide the operating agreement for XXXX.

Seller Comment (XXXX-08-28): (Rate Lock) business funds from account used as income was taken out, cash flow added to 1008 for other business.  Operating agreement for XXXX XXXX shows our borrower is 50% owner and only 50% of the balance was used so no other docs are needed

Seller Comment (XXXX-08-28): (Rate Lock) XXXX is our borrower, operating agreement should be used as it is clear the CPA made a mistake.  All that really matters is our borrower owns 50%, other owner is irrelevant
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Verification of CPA license was not provided. File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business. Missing evidence of access to funds for business account. Borrower has 50% ownership and 100% was used to qualify. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX.	Reviewer Comment (XXXX-09-10): Operating Agreement provided. CPA license verification not required. Client provided overlay suspending CPA verification until XXXX.

Reviewer Comment (XXXX-09-01): Received 1008 with underwriter comments to allow the use of business funds. Please provide the operating agreement for XXXX.

Seller Comment (XXXX-08-28): (Rate Lock) business funds from account used as income was taken out, cash flow added to 1008 for other business.  Operating agreement for XXXX XXXX shows our borrower is 50% owner and only 50% of the balance was used so no other docs are needed

Seller Comment (XXXX-08-28): (Rate Lock) XXXX is our borrower, operating agreement should be used as it is clear the CPA made a mistake.  All that really matters is our borrower owns 50%, other owner is irrelevant

Reviewer Comment (XXXX-08-13): File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business. Missing evidence of access to funds for business account. Borrower has 50% ownership, and 100% was used to qualify. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX. Verification CPA License not required.
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Verification of CPA license was not provided. File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business. Missing evidence of access to funds for business account. Borrower has 50% ownership, and 100% was used to qualify. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX.	Reviewer Comment (XXXX-09-09): Received Operating agreement and 1008 with UW comments in trailing docs.

Reviewer Comment (XXXX-09-09): .

Reviewer Comment (XXXX-09-09): Received Operating agreement in trailing docs.

Reviewer Comment (XXXX-09-01): Received 1008 with underwriter comments to allow the use of business funds. Please provide the operating agreement for XXXX.

Seller Comment (XXXX-08-28): (Rate Lock) business funds from account used as income was taken out, cash flow added to 1008 for other business.  Operating agreement for XXXX XXXX shows our borrower is 50% owner and only 50% of the balance was used so no other docs are needed

Seller Comment (XXXX-08-28): (Rate Lock) XXXX is our borrower, operating agreement should be used as it is clear the CPA made a mistake.  All that really matters is our borrower owns 50%, other owner is irrelevant

Reviewer Comment (XXXX-08-13): File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business. Missing evidence of access to funds for business account. Borrower has 50% ownership, and 100% was used to qualify. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX. Verification CPA License not required.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.19872% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	DTI exceeds maximum of 43% for a borrower living rent-free.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 709	XXXX	Reviewer Comment (XXXX-09-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of CPA license was not provided. File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business. Missing evidence of access to funds for business account. Borrower has 50% ownership, and 100% was used to qualify. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX.	Reviewer Comment (XXXX-09-09): Received Operating agreement and 1008 with UW comments in trailing docs.

Reviewer Comment (XXXX-09-01): Received 1008 with underwriter comments to allow the use of business funds. Please provide the operating agreement for XXXX.

Seller Comment (XXXX-08-28): (Rate Lock) XXXX is our borrower, operating agreement should be used as it is clear the CPA made a mistake.  All that really matters is our borrower owns 50%, other owner is irrelevant

Reviewer Comment (XXXX-08-13): File is missing cash flow analysis/CPA letter indicating withdrawal of funds from business bank account will not negatively impact the business. Missing evidence of access to funds for business account. Borrower has 50% ownership, and 100% was used to qualify. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX. Verification CPA License not required.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123453	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Verification	Verification of CPA license is missing from file. Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX.				Reviewer Comment (XXXX-09-01): Received operating agreement in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) XXXX is our borrower, operating agreement should be used as it is clear the CPA made a mistake. All that really matters is our borrower owns 50%, other owner is irrelevant Reviewer Comment (XXXX-08-13): File is missing Amended Operating Agreement shows owners as XXXX and XXXX. CPA letter shows XXXX and XXXX. Verification of CPA license is not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX				Reviewer Comment (XXXX-08-11): XXXX received COC dated 0XXXX3. Seller Comment (XXXX-08-10): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Less than 3 years employment history in the same field. Borrower has been in business for less than 2 years and WVOE confirms start date of XXXX in the same line of business.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 791 Reserves: 18.24 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA License verification	Loan file is missing the CPA License verification.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing the CPA License verification.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing CPA License verification.	Reviewer Comment (XXXX-09-14): Received explanation letter and CPA letter showing borrower was employed with XXXX XXXX which was formerly known as XXXX.

Reviewer Comment (XXXX-09-11): Please provide proof of borrower's employment with XXXX.

Seller Comment (XXXX-09-10): (Rate Lock) **Employment start date for XXXX corrected to XXXX LOE in file clarifying. Borrower has been contracted with them since XXXX and re-contracted XXXX in XXXX and then moved/re-contracted again in XXXX on XXXX which is why WVOE shows most recent start date XXXX. No employment gap per explanation

Reviewer Comment (XXXX-09-08): The Gap Letter references employer XXXX however the company is not listed on the 1003 or other loan documention to tie the gap in employment history.

Seller Comment (XXXX-09-03): (Rate Lock) It states his start date was XXXX therefore there would be no gap

Reviewer Comment (XXXX-09-02): Please provide clarification for gap in employment from XXXX to XXXX. Letter provided is not clear on this gap. 1003 also does not show employment during this period.

Seller Comment (XXXX-08-31): (Rate Lock) gap letter provided

Reviewer Comment (XXXX-08-13): Loan file is missing a Gap letter for borrower's employment gap. Exception will be cleared when document is provided.

Seller Comment (XXXX-08-13): (Rate Lock) Please clear in regard to credit memo
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing CPA License verification.				Reviewer Comment (XXXX-09-02): System cleared after a lender overlay was applied. Reviewer Comment (XXXX-09-02): Please provide clarification for gap in employment from XXXX to XXXX. Letter provided is not clear on this gap. 1003 also does not show employment during this period. Seller Comment (XXXX-08-31): (Rate Lock) gap letter provided Reviewer Comment (XXXX-08-13): Loan file is missing a Gap letter for borrower's employment gap. Exception will be cleared when document is provided. Seller Comment (XXXX-08-13): (Rate Lock) Please clear in regard to credit memo	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing CPA License verification.				Reviewer Comment (XXXX-09-02): System cleared after a lender overlay was applied. Reviewer Comment (XXXX-09-02): Please provide clarification for gap in employment from XXXX to XXXX. Letter provided is not clear on this gap. 1003 also does not show employment during this period. Seller Comment (XXXX-08-31): (Rate Lock) gap letter provided Reviewer Comment (XXXX-08-13): Loan file is missing a Gap letter for borrower's employment gap. Exception will be cleared when document is provided. Seller Comment (XXXX-08-13): (Rate Lock) Please clear in regard to credit memo	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Loan file missing Gap Letter.	Reviewer Comment (XXXX-09-14): Received explanation letter and CPA letter showing borrower was employed with XXXX XXXX which was formerly known as XXXX.

Seller Comment (XXXX-09-14): (Rate Lock) CPA confirms borrower's employment

Reviewer Comment (XXXX-09-11): Please provide proof of borrower's employment with XXXX.

Reviewer Comment (XXXX-09-08): The Gap Letter references employer XXXX however the company is not listed on the 1003 or other loan documention to tie the gap in employment history.

Reviewer Comment (XXXX-09-08): The Gap Letter references employer XXXX however the company is not listed on the 1003 or other loan documention to tie the gap of employment.

Seller Comment (XXXX-09-03): (Rate Lock) It states his start date was XXXX therefore there would be no gap

Reviewer Comment (XXXX-09-02): Please provide clarification for gap in employment from XXXX to XXXX. Letter provided is not clear on this gap. 1003 also does not show employment during this period.

Seller Comment (XXXX-08-31): (Rate Lock) gap letter provided
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123214	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Please provide clarification for gap in employment from XXXX to XXXX. Letter provided is not clear on this gap. 1003 also does not show employment during this period.	Reviewer Comment (XXXX-09-14): Received explanation letter and CPA letter showing borrower was employed with XXXX XXXX which was formerly known as XXXX.

Seller Comment (XXXX-09-14): (Rate Lock) CPA confirms borrower's employment

Reviewer Comment (XXXX-09-11): Please provide proof of borrower's employment with XXXX.

Seller Comment (XXXX-09-10): (Rate Lock) **Employment start date for XXXX corrected to XXXX LOE in file clarifying. Borrower has been contracted with them since XXXX and re-contracted XXXX in XXXX and then moved/re-contracted again in XXXX on XXXX which is why WVOE shows most recent start date XXXX. No employment gap per explanation

Reviewer Comment (XXXX-09-08): The Gap Letter references employer XXXX however the company is not listed on the 1003 or other loan documention to tie the gap in employment history.

Seller Comment (XXXX-09-03): (Rate Lock) It states his start date was XXXX therefore there would be no gap
																			XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123184	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	The file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): ender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123184	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to the file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123653	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated LTV percentage of 80.00% exceeds guideline loan-to-value percentage of 75.00%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 20.61 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.98 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 754	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived. Reviewer Comment (XXXX-08-20): Maximum LTV/CLTV for Cash-out transaction on an investment property is 75% in the XXXX Guidelines. Seller Comment (XXXX-08-18): (Rate Lock) in which guideline does this reference?	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123653	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated LTV percentage of 80.00% exceeds guideline loan-to-value percentage of 75.00%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 20.61 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.98 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 754	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-09-09): (Rate Lock) Please downgrade and waive same conditon

Reviewer Comment (XXXX-08-24): Using Non-Foreign National XXXX DSCR LTV Matrix XXXX, maximum LTV for DSCR>1 is 75% for all credit scores.

Seller Comment (XXXX-08-20): (Rate Lock) LTV is max is 80% for a FICO of 745 LA of XXXX

Reviewer Comment (XXXX-08-20): Maximum LTV/CLTV for Cash-out transaction on an investment property is 75% in the 0XXXX Guidelines.

Seller Comment (XXXX-08-18): (Rate Lock) in which guideline does this reference?

Reviewer Comment (XXXX-08-13): XXXX Guidelines.

Seller Comment (XXXX-08-11): (Rate Lock) what guide is this in reference to?
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123653	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Need exception for lack of at least 1 ADU comparable.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 20.61 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.98 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 754	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-16)XXXXlculated DSCR is 2.98. Lender exception in file shows DSCR of 3.838. Please provide a corrected Lender exception or the income worksheet.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (XXXX-07-14): Provided additional policy reflecting coverage of XXXX and RCE of XXXX. Sufficient coverage through XXXX with XXXX Reviewer Comment (XXXX-07-07): RCE shows XXXX, but coverage is only XXXX. There is a XXXX deficiency in coverage.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to missing income documents.	Reviewer Comment (XXXX-07-22): Non-QM

Reviewer Comment (XXXX-07-22): This has been sent to Compliance.

Reviewer Comment (XXXX-07-09): DTI Comp Factor should be removed. DTI is 52.92%. It appears as though the Superior property was not included on the 1008. No debt entered for it on the 1003 either. Also missing Lender exception for PTIN number being post dated.

Seller Comment (XXXX-07-09): (Rate Lock) Lender exception used XXXX document which was provided.  In underwriting we used the combo P&L + SOS document to get comfortable with this.  I realize the one on file is old however the information never changed and the underwriter forgot to upload it in underwriting.

Reviewer Comment (XXXX-07-08): The Secretary of State document is dated XXXX, over 12 mon prior to the Note date.   It does not satisfy the verification dated within 120 days. If you have a different document for this, please send as we only have the Jan XXXX document. Or is this the document you are referring to in the Lender Exception?

Seller Comment (XXXX-07-08): (Rate Lock) we got comfortable with the income and active business in underwriting with the SOS showing active.  this has the address and e-mail but was missing phone number.  Exception for the phone number part is part of the post close exception approved by XXXX

Reviewer Comment (XXXX-07-07): Is there any better copy of the Lender Exception?  Can you do a snip so all the wording can be read? The verification of phone and address is over 120 days old (over a year old) and verification of phone and address is missing and not mentioned in the Lender Exception.

Seller Comment (XXXX-07-07): (Rate Lock) exception and cpa email provided
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXXX,XXXX XXXX Physical XXXX/Schedule C)	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-22): Lender exception with pre-consummation consideration and alternate documentation.

Reviewer Comment (XXXX-07-09): DTI Comp Factor should be removed. DTI is 52.92%. It appears as though the Superior property was not included on the 1008. No debt entered for it on the 1003 either. Also missing Lender exception for PTIN number being post dated.

Seller Comment (XXXX-07-09): (Rate Lock) Lender exception used XXXX document which was provided.  In underwriting we used the combo P&L + SOS document to get comfortable with this.  I realize the one on file is old however the information never changed and the underwriter forgot to upload it in underwriting.

Reviewer Comment (XXXX-07-08): The Secretary of State document is dated XXXX, over 12 mon prior to the Note date.   It does not satisfy the verification dated within 120 days. If you have a different document for this, please send as we only have the Jan XXXX document. Or is this the document you are referring to in the Lender Exception?

Seller Comment (XXXX-07-08): (Rate Lock) we got comfortable with the income and active business in underwriting with the SOS showing active.  this has the address and e-mail but was missing phone number.  Exception for the phone number part is part of the post close exception approved by XXXX

Reviewer Comment (XXXX-07-07): Is there any better copy of the Lender Exception?  Can you do a snip so all the wording can be read? The verification of phone and address is over 120 days old (over a year old) and verification of phone and address is missing and not mentioned in the Lender Exception.

Seller Comment (XXXX-07-07): (Rate Lock) exception and cpa email provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX S XXXX CPA Letter, Phone listing and address, Third Party Verification	The file is missing verification that the borrower's business is currently active within 20 days of the Note, a verification of phone listing and address for the borrower's business to support the existence of the business within 120 days of the note date, a CPA letter signed by both borrower and CPA, an attestation from the CPA confirming they are not related to the borrower or associated with the borrower’s business.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided Lender Exception with Compensating Factors provided	XXXX	Reviewer Comment (XXXX-07-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-13): Please provide a more legible lender exception document. The one provided has been cut off. Please also include all the exceptions requested.

What is currently needed is verification that the borrower's business is currently active within 20 days of the Note,  a CPA letter signed by both borrower and CPA (these were not included in the lender exception), a verification of phone listing and address for the borrower's business to support the existence of the business within 120 days of the note date, an attestation from the CPA confirming they are not related to the borrower or associated with the borrower’s business.

Seller Comment (XXXX-07-09): (Rate Lock) Lender exception used XXXX document which was provided.  In underwriting we used the combo P&L + SOS document to get comfortable with this.  I realize the one on file is old however the information never changed and the underwriter forgot to upload it in underwriting.

Reviewer Comment (XXXX-07-08): The Secretary of State document is dated XXXX, over 12 mon prior to the Note date.   It does not satisfy the verification dated within 120 days. If you have a different document for this, please send as we only have the Jan XXXX document. Or is this the document you are referring to in the Lender Exception?

Seller Comment (XXXX-07-08): (Rate Lock) we got comfortable with the income and active business in underwriting with the SOS showing active.  this has the address and e-mail but was missing phone number.  Exception for the phone number part is part of the post close exception approved by XXXX

Reviewer Comment (XXXX-07-07): Is there any better copy of the Lender Exception?  Can you do a snip so all the wording can be read? The verification of phone and address is over 120 days old (over a year old) and verification of phone and address is missing and not mentioned in the Lender Exception.

Seller Comment (XXXX-07-07): (Rate Lock) exception and cpa email provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The file is missing verification that the borrower's business is currently active within 20 days of the Note, a verification of phone listing and address for the borrower's business to support the existence of the business within 120 days of the note date, a CPA letter signed by both borrower and CPA, an attestation from the CPA confirming they are not related to the borrower or associated with the borrower’s business.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided Lender Exception with Compensating Factors provided	XXXX	Reviewer Comment (XXXX-07-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-13): Please provide a more legible lender exception document. The one provided has been cut off. Please also include all the exceptions requested.

What is currently needed is verification that the borrower's business is currently active within 20 days of the Note,  a CPA letter signed by both borrower and CPA (these were not included in the lender exception), a verification of phone listing and address for the borrower's business to support the existence of the business within 120 days of the note date, an attestation from the CPA confirming they are not related to the borrower or associated with the borrower’s business.

Seller Comment (XXXX-07-09): (Rate Lock) Lender exception used XXXX document which was provided.  In underwriting we used the combo P&L + SOS document to get comfortable with this.  I realize the one on file is old however the information never changed and the underwriter forgot to upload it in underwriting.

Reviewer Comment (XXXX-07-08): The Secretary of State document is dated XXXX, over 12 mon prior to the Note date.   It does not satisfy the verification dated within 120 days. If you have a different document for this, please send as we only have the Jan XXXX document. Or is this the document you are referring to in the Lender Exception?

Seller Comment (XXXX-07-08): (Rate Lock) we got comfortable with the income and active business in underwriting with the SOS showing active.  this has the address and e-mail but was missing phone number.  Exception for the phone number part is part of the post close exception approved by XXXX

Reviewer Comment (XXXX-07-07): Is there any better copy of the Lender Exception?  Can you do a snip so all the wording can be read? The verification of phone and address is over 120 days old (over a year old) and verification of phone and address is missing and not mentioned in the Lender Exception.

Seller Comment (XXXX-07-07): (Rate Lock) exception and cpa email provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-22): Lender exception with pre-consummation consideration and alternate documentation.

Reviewer Comment (XXXX-07-22): Sent to CHD

Reviewer Comment (XXXX-07-21): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-07-13): Please provide a more legible lender exception document. The one provided has been cut off. Please also include all the exceptions requested.

What is currently needed is verification that the borrower's business is currently active within 20 days of the Note,  a CPA letter signed by both borrower and CPA (these were not included in the lender exception), a verification of phone listing and address for the borrower's business to support the existence of the business within 120 days of the note date, an attestation from the CPA confirming they are not related to the borrower or associated with the borrower’s business.

Seller Comment (XXXX-07-09): (Rate Lock) Lender exception used XXXX document which was provided.  In underwriting we used the combo P&L + SOS document to get comfortable with this.  I realize the one on file is old however the information never changed and the underwriter forgot to upload it in underwriting.

Reviewer Comment (XXXX-07-08): The Secretary of State document is dated XXXX, over 12 mon prior to the Note date.   It does not satisfy the verification dated within 120 days. If you have a different document for this, please send as we only have the Jan XXXX document. Or is this the document you are referring to in the Lender Exception?

Seller Comment (XXXX-07-08): (Rate Lock) we got comfortable with the income and active business in underwriting with the SOS showing active.  this has the address and e-mail but was missing phone number.  Exception for the phone number part is part of the post close exception approved by XXXX

Reviewer Comment (XXXX-07-07): Is there any better copy of the Lender Exception?  Can you do a snip so all the wording can be read? The verification of phone and address is over 120 days old (over a year old) and verification of phone and address is missing and not mentioned in the Lender Exception.

Seller Comment (XXXX-07-07): (Rate Lock) exception and cpa email provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents.	Reviewer Comment (XXXX-07-22): Lender exception with pre-consummation consideration and alternate documentation.

Reviewer Comment (XXXX-07-22): Sent to CHD

Reviewer Comment (XXXX-07-21): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-07-16): Lender exception document is cut off. Verification of phone listing and address for the borrower's business is dated post close. Attestation from the CPA confirming they are not related to the borrower or associated with the borrower’s business and verification of CPA license documents are dated post close. Please provide more legible lender exception clXXXX documenting what specifically was relied on pre-close to verify employment status.

Reviewer Comment (XXXX-07-13): Please provide a more legible lender exception document. The one provided has been cut off. Please also include all the exceptions requested.
What is currently needed is verification that the borrower's business is currently active within 20 days of the Note,  a CPA letter signed by both borrower and CPA (these were not included in the lender exception), a verification of phone listing and address for the borrower's business to support the existence of the business within 120 days of the note date, an attestation from the CPA confirming they are not related to the borrower or associated with the borrower’s business.

Seller Comment (XXXX-07-09): (Rate Lock) Lender exception used XXXX document which was provided.  In underwriting we used the combo P&L + SOS document to get comfortable with this.  I realize the one on file is old however the information never changed and the underwriter forgot to upload it in underwriting.

Reviewer Comment (XXXX-07-08): The Secretary of State document is dated XXXX, over 12 mon prior to the Note date.   It does not satisfy the verification dated within 120 days. If you have a different document for this, please send as we only have the Jan XXXX document. Or is this the document you are referring to in the Lender Exception?

Seller Comment (XXXX-07-08): (Rate Lock) we got comfortable with the income and active business in underwriting with the SOS showing active.  this has the address and e-mail but was missing phone number.  Exception for the phone number part is part of the post close exception approved by XXXX

Reviewer Comment (XXXX-07-07): Is there any better copy of the Lender Exception?  Can you do a snip so all the wording can be read? The verification of phone and address is over 120 days old (over a year old) and verification of phone and address is missing and not mentioned in the Lender Exception.

Seller Comment (XXXX-07-07): (Rate Lock) exception and cpa email provided
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	CPA letter provided is not signed by the CPA and borrower as required by the guidelines. The letter does not also contain an attestation that they are not related to the borrower or associated with the borrower’s business. Loan file is also missing Phone listing and Address verification for the business. *****UPDATE XXXX - CPA license check missing from the loan file.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided Lender Exception with Compensating Factors provided	XXXX	Reviewer Comment (XXXX-07-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-07-13): Please provide a more legible lender exception document. The one provided has been cut off. Please also include all the exceptions requested.

What is currently needed is verification that the borrower's business is currently active within 20 days of the Note,  a CPA letter signed by both borrower and CPA (these were not included in the lender exception), a verification of phone listing and address for the borrower's business to support the existence of the business within 120 days of the note date, an attestation from the CPA confirming they are not related to the borrower or associated with the borrower’s business.

Seller Comment (XXXX-07-09): (Rate Lock) Lender exception used XXXX document which was provided.  In underwriting we used the combo P&L + SOS document to get comfortable with this.  I realize the one on file is old however the information never changed and the underwriter forgot to upload it in underwriting.

Reviewer Comment (XXXX-07-08): The Secretary of State document is dated XXXX, over 12 mon prior to the Note date.   It does not satisfy the verification dated within 120 days. If you have a different document for this, please send as we only have the Jan XXXX document. Or is this the document you are referring to in the Lender Exception?

Seller Comment (XXXX-07-08): (Rate Lock) we got comfortable with the income and active business in underwriting with the SOS showing active.  this has the address and e-mail but was missing phone number.  Exception for the phone number part is part of the post close exception approved by XXXX

Reviewer Comment (XXXX-07-07): Is there any better copy of the Lender Exception?  Can you do a snip so all the wording can be read? The verification of phone and address is over 120 days old (over a year old) and verification of phone and address is missing and not mentioned in the Lender Exception.

Seller Comment (XXXX-07-07): (Rate Lock) exception and cpa email provided
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123410	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verification of employment provided reflects significantly less income than that of the P&L.				Reviewer Comment (XXXX-07-21): Client states VVOE not representative of full self employed earnings. Seller Comment (XXXX-07-21): (Rate Lock) Borrower is self-employed, a verification of employment was included in error. A verification of employment would not have full income for a self-employed borrower.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123161	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Minimum DSCR required is 1.00, however calculated DSCR is 0.91.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 12.19 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 768 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123161	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing access letter from the other entity owner.				Reviewer Comment (XXXX-09-09): Received access letter in trailing docs. Seller Comment (XXXX-09-04): (Rate Lock) provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123166	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX overdrafts in the last 12 months.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 660 Representative FICO: 794 Reserves: 11.96 Guideline Requirement: 6.00 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123166	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Business is 100% owned by borrower. Missing documentation to prove that the withdrawal of funds will not negatively impact the business.				Reviewer Comment (XXXX-07-22): Received CFA in trailing docs. Seller Comment (XXXX-07-21): (Rate Lock) CFA provided Reviewer Comment (XXXX-07-17): Business is 100% owned by borrower. Missing documentation to prove that the withdrawal of funds will not negatively impact the business. Seller Comment (XXXX-07-16): (Rate Lock) proof single mmember owned provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123166	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing evidence of access to funds for borrower's business account.				Reviewer Comment (XXXX-07-22): Received CFA in trailing docs. Seller Comment (XXXX-07-21): (Rate Lock) CFA provided Reviewer Comment (XXXX-07-17): Business is 100% owned by borrower. Missing documentation to prove that the withdrawal of funds will not negatively impact the business. Seller Comment (XXXX-07-16): (Rate Lock) proof single mmember owned provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123166	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing documentation to prove that the withdrawal of funds will not negatively impact the business.				Reviewer Comment (XXXX-07-22): Received CFA in trailing docs. Seller Comment (XXXX-07-21): (Rate Lock) CFA provided	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123166	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Missing documentation to prove that the withdrawal of funds will not negatively impact the business.				Reviewer Comment (XXXX-07-22): Received CFA in trailing docs. Seller Comment (XXXX-07-21): (Rate Lock) CFA provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123166	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing documentation to prove that the withdrawal of funds will not negatively impact the business.				Reviewer Comment (XXXX-07-22): Received CFA in trailing docs. Seller Comment (XXXX-07-21): (Rate Lock) CFA provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123206	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	LTV of 80% exceeds guideline max of 75% for a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 11.28 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.21 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 800	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123206	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender exception has been requested for the vesting in LLC with 5 members. Our borrower is the majority member and has signing power; however, the maximum per guides is 4.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 11.28 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.21 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 800	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123206	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	LTV of 80% exceeds guideline max of 75% for a cash out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 11.28 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.21 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 800	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123206	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Loan file is missing the Original Operating agreement. Operating agreement provided are the amended copies.				Reviewer Comment (XXXX-09-24): Operating agreement provided. Exception cleared. Seller Comment (XXXX-09-22): (Rate Lock) uploaded original operating agreement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123385	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX,XXXXInsurance Verification	Insurance Verification is not provided for borrower's investment property.				Reviewer Comment (XXXX-08-20): Received insurance information in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123515	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Notice of Special Flood Hazard Disclosure was not signed by the borrower.				Reviewer Comment (XXXX-07-15): Notice of Special Flood Hazard Disclosure provided. Reviewer Comment (XXXX-07-13): Please provide proof borrower received the notice at least 5 days prior to closing.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123515	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument is missing in the file.				Reviewer Comment (XXXX-07-15): Security Instrument provided. Reviewer Comment (XXXX-07-13): Security instrument was not provided in trailing documents.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123515	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	VOR is missing from the loan file. Borrower recently purchased their primary residence, however, VOR was not provided to verify 12 months of housing history.	Reviewer Comment (XXXX-08-18): Bank statements provided to verify rent payments.

Seller Comment (XXXX-08-14): (Rate Lock) Rent payments are made out of the bank statements provided. ?Payments are made to XXXXXXXX for XXXX. ?Owner of the rental property is XXXX XXXX and her rent claimed is XXXX. ?Prior to XXXX of XXXX the property was owned by XXXX XXXX, LLC and paymetns were made to XXXX XXXX.  Chain of title for ownership is on the XXXX fraud report that was on file.

Seller Comment (XXXX-08-14): (Rate Lock) Rent payments are made out of the bank statements provided.  Payments are made to XXXXXXXX for XXXX.  Owner of the rental property is XXXX XXXX and her rent claimed is XXXX.  Prior to XXXX of XXXX the property was owned by XXXX XXXX, LLC and paymetns were made to XXXX XXXX
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123343	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for housing payments made in cash and unable to verify primary housing history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 12.76 Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 804	XXXX	Reviewer Comment (XXXX-07-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123343	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.				Reviewer Comment (XXXX-08-31): Received comparable schedule for ADU in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) The subject property has an ADU and the appXXXX has provided the 1007 for the subject and ADU- this amount brings the subject property within guidelines.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123233	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	No valid Change of Circumstance provided, nor evidence of cure in file.				Reviewer Comment (XXXX-08-04): XXXX Received Valid COC dated 0XXXX along with rate lock.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123233	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	Loan Estimate provided on XXXX not received by borrower at least four business days prior to closing.				Reviewer Comment (XXXX-08-04): XXXX Received disclosure summary along with supporting comments on the exception. Seller Comment (XXXX-08-03): (Rate Lock) Closing was XXXX and presumed received date XXXX. This is more than 4 days prior to close	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123233	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	No valid Change of Circumstance provided, nor evidence of cure in file.	Reviewer Comment (XXXX-09-18): Upon further review exception is cleared.

Reviewer Comment (XXXX-09-18): Please provide a copy of the signed, stamped, final settlement statement for review. The in-file copies are either estimates or not signed and stamped.

Seller Comment (XXXX-09-16): (Rate Lock) You Must take into account the lender title policy credit on CD page 3 as that reduces the total liability from section B fee's. So, the actual final costs on the PCCD for 10% cahrges were XXXX4 well below our baseline. No cure is required, and no additional PCCD is needed since it was already completed and disclosed. You need to advise the investor to account for the credit on CD page 3.

Reviewer Comment (XXXX-09-11): XXXX received rebuttal, however title signing fee is included in 10% tolerance calculation. On Initial LE Title-Settlement fee XXXX, Title-Lender title fee XXXX, Title-CPL fee XXXX, Title-endorsement XXXX, title-recording service fee XXXX, Title-signing fee XXXX and Recording fee XXXX. The Total of 10% Tolerance fee on LE is XXXX + 10% (XXXX) = XXXX. Final CD total XXXX6.50. Cure of XXXX5.90 is required.

Seller Comment (XXXX-09-10): (Rate Lock) ILE total title fees = XXXX (title signing fee Of XXXX not included due to same fee)
10% baseline = XXXX3.10
Final CD fees = XXXX2.50
CURE NEEDED: XXXX

Reviewer Comment (XXXX-08-18): XXXX: On Initial LE Title-Settlement fee XXXX, Title-Lender title fee XXXX, Title-CPL fee XXXX, Title-endorsement XXXX, title-recording service fee XXXX, Title-signing fee XXXX and Recording fee XXXX. The Total of 10% Tolerance fee on LE is XXXX + 10% (XXXX) = XXXX. whereas on Final CD Title-Settlement fee XXXX, Title-Lender title fee XXXX, Title-CPL fee XXXX, Title-endorsement XXXX, title-recording service fee XXXX, Title-signing fee XXXX, title-examination XXXX and Recording fee XXXX on Final CD total of 10% Tolerance is XXXX. Lender's title fee and signing fee increased and examination fee added without valid COC. This is causing testing to reflect the fees are exceeds over 10% tolerance of XXXX (ILE XXXX + 10% (XXXX) = XXXX - XXXX FCD). Provide valid COC for those fees are added and increased or Provide refund cure with cure documents to clear this exception.

Seller Comment (XXXX-08-17): (Rate Lock) Provide calculation

Reviewer Comment (XXXX-08-10): XXXX received rebuttal, however as per initial LE 10% baseline is XXXX6 and on CD fees increased to XXXX6.50. Please provide valid COC for increase of title fees or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (XXXX-08-07): (Rate Lock) ILE is baseline is XXXX
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123233	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX, Borrower: XXXX CPA Verification CPA Verification	The loan file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123233	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123233	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to the loan file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-13): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123233	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing CPA License verification.				Reviewer Comment (XXXX-08-13): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123233	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing CPA License verification.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Lender approved exception for an LTV of 90% when max LTV for a borrower living rent free is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-04): Lender exception reflects reserves as a comp factor. Assets in file are insufficient to cover closing and reserves.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender approved exception for an LTV of 90% when max LTV for a borrower living rent free is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-04): Lender exception reflects reserves as a comp factor. Assets in file are insufficient to cover closing and reserves.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX Statement	Mortgage statement for XXXX was not found in file.				Reviewer Comment (XXXX-08-24): Statement provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	Verification of the CPA license was not found in file.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the CPA license was not found in file.				Reviewer Comment (XXXX-08-11): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Borrower's assets are insufficient to cover cash to close. Non-borrowing titleholder contributing funds through a business entity not owned by borrower. Guidelines require borrower to own at least 25% of business entity.				Reviewer Comment (XXXX-08-24): Guidelines allow	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Borrower's assets are insufficient to cover cash to close. Non-borrowing titleholder contributing funds through a business entity not owned by borrower. Guidelines require borrower to own at least 25% of business entity.				Reviewer Comment (XXXX-08-24): Guidelines allow	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Borrower's assets are insufficient to cover cash to close. Non-borrowing titleholder contributing funds through a business entity not owned by borrower. Guidelines require borrower to own at least 25% of business entity.				Reviewer Comment (XXXX-08-24): Guidelines allow	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower's assets are insufficient to cover cash to close. Non-borrowing titleholder contributing funds through a business entity not owned by borrower. Guidelines require borrower to own at least 25% of business entity.				Reviewer Comment (XXXX-08-24): Guidelines allow use of assets. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Borrower's assets are insufficient to cover cash to close. Non-borrowing titleholder contributing funds through a business entity not owned by borrower. Guidelines require borrower to own at least 25% of business entity.				Reviewer Comment (XXXX-08-24): Guidelines allow use of assets. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower's assets are insufficient to cover cash to close. Non-borrowing titleholder contributing funds through a business entity not owned by borrower. Guidelines require borrower to own at least 25% of business entity.				Reviewer Comment (XXXX-08-24): Guidelines allow use of assets. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded for Recording fee. Total amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-31): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.				Reviewer Comment (XXXX-08-31): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX NSF/OD and XXXX negative balances.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least XXXX0.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-07-31): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Operating agreement	Loan file is missing an Operating Agreement to show the borrower's business ownership percentage.				Reviewer Comment (XXXX-08-12): Received Operating Agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing Operating agreement.				Reviewer Comment (XXXX-08-12): Received Operating Agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing Operating agreement.				Reviewer Comment (XXXX-08-12): Received Operating Agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing Operating agreement.				Reviewer Comment (XXXX-08-12): . Reviewer Comment (XXXX-08-12): Received Operating Agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing an Operating Agreement to show the borrower's business ownership percentage.				Reviewer Comment (XXXX-08-12): Received Operating Agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-08-31): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123525	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-31): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123671	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD/Closing Disclosure provided is not executed.				Reviewer Comment (XXXX-07-20): HUD-1 provided. Seller Comment (XXXX-07-16): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123671	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception provided for DSCR score of 0.822 on a cash-out refinance.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 804 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123432	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	An exception is required for the DSCR below 1.0 at 0.86.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 54.99 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 788	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123270	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: ViorXXXX	Exception in file provided for First Time Home Buyer.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 23.66 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 779	XXXX	Reviewer Comment (XXXX-08-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123589	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX,XXXXInsurance Verification	Missing insurance verification.				Reviewer Comment (XXXX-09-16): Received HOI policy in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) HOI for the borrower's primary home. Reviewer Comment (XXXX-09-01): Insurance verification not provided. Seller Comment (XXXX-08-28): (Rate Lock) Email sent to the UW for assistance with the missing documentation	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123589	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing insurance verification for REO property listed on 1003.				Reviewer Comment (XXXX-09-16): Received HOI policy in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) HOI for the borrower's primary home. Reviewer Comment (XXXX-09-01): Insurance verification not provided. Seller Comment (XXXX-08-28): (Rate Lock) Email sent to the UW for assistance with the missing documentation	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123589	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		SB326 inspection did not note any immediate life safety repairs; however, it did recommend repairs on pages 10-12 to be completed in a timely fashion. Our subject unit is not identified on the list of recommended repairs. Per email from HOA, the process has begun and a contractor has been selected to begin work. Guardrail repairs are scheduled this week, and remaining repairs are to be completed within 120-150 days.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 34.63273% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 756	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123652	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to Loan file missing the CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA License verification in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123652	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to Loan file missing the CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA License verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123652	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing the CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA License verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123652	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.						Reviewer Comment (XXXX-09-08): Cleared. Received updated policy with sufficient coverage. Reviewer Comment (XXXX-07-31): Lender insured value is XXXX. The Flood insurance coverage is XXXX, thereby short by XXXX. Seller Comment (XXXX-07-29): (Rate Lock) Please provide how that is determined Reviewer Comment (XXXX-07-22): Flood insurance is insufficient by XXXX. Seller Comment (XXXX-07-21): (Rate Lock) Please advise what the insufficient amount is	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123652	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA verification	Loan file is missing the CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123652	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX overdrafts reflected on bank statements.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123652	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to Loan file missing the CPA license verification.				Reviewer Comment (XXXX-07-22): Received CPA License verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123357	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7	Note Date: XXXX; Lien Position: 1	Reviewer Comment (XXXX-09-09): Received updated CDA in trailing docs.

Seller Comment (XXXX-09-04): (Rate Lock) We have a completed reconsideration of value and a new CDA supporting that value. The original CDA is basing it's value on that original appraisal with the compass selected in that original report. The new CDA is supportive of the new value with the additional comps supporting a higher value.

Reviewer Comment (XXXX-08-27): File contains a CDA with an appraised value of XXXX.

Reviewer Comment (XXXX-08-25): Per guidelines, the lesser of the appraised values should be used for LTV. If lesser appraised value is used, this puts the LTV over 100%.

Seller Comment (XXXX-08-24): (Rate Lock) The initial appraisal we had for this loan showed a value of XXXX, and the CDA showed this value with a 0% variance. We received an updated appraisal for the loan with a value of XXXX and have provided and updated CDA to support the value. Nothing else is needed per guidelines. Please clear.

Reviewer Comment (XXXX-08-21): Unable to accept an additional CDA. Higher level review to override the CDA required.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	4350123357	XXXX	XXXX	XXXX	XXXX	Property	Appraisal	Appraisal Reconciliation	Appraisal	Secondary valuation via Desk Review or Field Review does not support the value used to qualify.		Secondary valuation does not support the value used to qualify.				Reviewer Comment (XXXX-08-21): CDA provided with value supporting appraised value	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	4350123357	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated loan-to-value percentage of 80.00% exceeds guideline loan-to-value percentage of 75.00%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 52.38 Guideline Requirement: 12.00	XXXX	Reviewer Comment (XXXX-08-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	4350123357	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated combined loan-to-value percentage of 80.00% exceeds guideline combined loan-to-value percentage of 75.00%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 52.38 Guideline Requirement: 12.00	XXXX	Reviewer Comment (XXXX-08-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	B	B			C	A		N/A	No
XXXX	XXXX	XXXX	4350123336	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA verification CPA verification	Loan file is missing CPA License verification.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA letter.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123336	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title document is missing from the file.				Reviewer Comment (XXXX-07-29): Received Final Title. Seller Comment (XXXX-07-27): (Rate Lock) doc provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123336	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing CPA License verification.				Reviewer Comment (XXXX-08-11): A lender overlay was applied. Reviewer Comment (XXXX-08-06): CPA letter provided is dated post-close. Please provide a lender exception to allow the use of the post-close doc.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123336	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Loan file is missing a Guarantor agreement.				Reviewer Comment (XXXX-08-06): Provided Guarantor agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123219	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Other / Document Date: <empty> / Tax Year: <empty>, Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Other / Document Date: <empty> / Tax Year: <empty>	Business narrative document is not dated.				Reviewer Comment (XXXX-08-20): Date provided in trailing docs Seller Comment (XXXX-08-18): (Rate Lock) Both narrative docs are dated Reviewer Comment (XXXX-08-17): Document provided is not dated.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123219	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX,XXXXStatement	Mortgage Statement is missing for XXXX. File contains a CD dated XXXX, however, it is not the final CD.				Reviewer Comment (XXXX-08-20): CD provided Seller Comment (XXXX-08-18): (Rate Lock) Final CD provided Reviewer Comment (XXXX-08-17): Final Closing Statement provided but it does not disclose the PITIA for the primary residence.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123219	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Completion Report is missing.				Reviewer Comment (XXXX-08-17): Received final inspection in trailing docs. Seller Comment (XXXX-08-13): (Rate Lock) Inspection report from a qualified professional provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123219	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount.				Reviewer Comment (XXXX-07-23): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123219	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.81138% exceeds Guideline total debt ratio of 50.00000%.	Guideline total debt ratio of 50.00000% exceeds calculated investor qualifying total debt ratio of 51.23253%. The increase in DTI is due to the UW used XXXX for the borrower's PITI on the primary residence. The final 1003 indicates a refinance on that property and a PITI of XXXX. Additionally, the subject is a purchase inXXXXand using 1.25% for the tax rate resulted in higher property taxes and an increase in the borrower's DTI.	Reviewer Comment (XXXX-08-24): Taxes updated per tax cert provided.

Seller Comment (XXXX-08-21): (Rate Lock) Final CD for primary residence shows PITIA of XXXX. Amount updated on 1008 provided. Taxes calculated using tax rate for property * purchase price

Reviewer Comment (XXXX-08-20): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception ExplanationXXXXlculated investor qualifying total debt ratio of 50.61838% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (XXXX-08-20): DTI of 51.81138% is a result of the qualification method used. The note rate was used to qualify however, the non-QM qualification method is the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period. (ATR Investor qualification method not matching ATR). Using note rate DTI is 45%.

Seller Comment (XXXX-08-18): (Rate Lock) Final CD provided, PITIA is XXXX. See updated 1008. DTI now 45.010%

Reviewer Comment (XXXX-08-17): Per the 1008 in file, the PITIA calculated for the primary residence is XXXX. Due diligence DTI is 51.23%.

Seller Comment (XXXX-08-13): (Rate Lock) Loan currently shows XXXX for primary, 1.258% of PP for taxes: XXXXM*1.128%=XXXX/XXXX8. DTI currently 38.655%
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123461	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower's self-employment has been verified with a CPA letter confirming a start date of XXXX which is short of the 2 year history needed. Previous employment in the same line of work was with family and no additional documentation is available to confirm.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00. Miscellaneous	DTI: 2.79146% Guideline Maximum DTI: 45.00000% Documentation Type: 12mo Bank Statement Disposable Income: XXXX Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123461	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain verification that the borrower's business is currently active dated within 120 days prior to the Note date.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Reserves: 19.95 Guideline Requirement: 6.00 DTI: 2.79146% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123461	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file does not contain verification that the borrower's business is currently active dated within 120 days prior to the Note date.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Reserves: 19.95 Guideline Requirement: 6.00 DTI: 2.79146% Guideline Maximum DTI: 45.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123461	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to The loan file does not contain verification that the borrower's business is currently active dated within 120 days prior to the Note date.				Reviewer Comment (XXXX-07-29): Loan is Non-QM.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123461	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The loan file does not contain verification that the borrower's business is currently active.				Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-29): Regraded to EV2-B with comp factors. Reviewer Comment (XXXX-07-22): CPA letter did not disclose that business was active at least 120 days prior to the Note date.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123461	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain verification that the borrower's business is currently active.				Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-29): Regraded to EV2-B with comp factors.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123680	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Income amount and stability require additional review and exception consideration. For most of the calendar year, the business bank statements reflect minimal to zero deposits. Deposits are concentrated in four months, which account for most of the total receipts, with one month representing over 50% of total deposits for the year. The income trend over the most recent six-month period shows an increase of 58% compared to the prior six months.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 660 Representative FICO: 809 Reserves: 40.53 Guideline Requirement: 6.00 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123680	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-07-22): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123315	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Please provide a corporate resolution showing that the guarantor has the authority to bind the company on all owner's behalf.				Reviewer Comment (XXXX-09-25): Received consent letter in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123436	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-11): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123436	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided						Reviewer Comment (XXXX-09-15): Lease agreement provided Seller Comment (XXXX-09-11): (Rate Lock) property is rented - guideline-Lease agreement if the property is currently occupied by a tenant.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123306	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-07-27): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123306	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	The Title Commitment or Preliminary title policy amount is not provided.				Reviewer Comment (XXXX-07-28): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123306	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX 1040 (XXXX), CPA license verification, P&L Statement	YTD P&L was not provided in file. Guidelines require P&L, audited or unaudited, to be signed and dated by the preparer and the borrower. CPA license verification was not found in file. *****Updated XXXX ****Guidelines overlay provided, CPA License Verification not required for this loan.				Reviewer Comment (XXXX-08-19): All required documentation provided. System Cleared. Reviewer Comment (XXXX-08-19): P&L must be signed by both the tax preparer and borrower. P&L was signed by borrower only. Reviewer Comment (XXXX-08-11): YTD P&L was not provided in file. Guidelines require P&L, audited or unaudited, to be signed and dated by the preparer and the borrower. A lender overlay was applied for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123306	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	YTD P&L was not provided in file. Guidelines require P&L, audited or unaudited, to be signed and dated by the preparer and the borrower. CPA license verification was not found in file. *****Updated XXXX ****Guidelines overlay provided, CPA License Verification not required for this loan.				Reviewer Comment (XXXX-08-19): All required documentation provided. System Cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123306	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	YTD P&L was not provided in file. Guidelines require P&L, audited or unaudited, to be signed and dated by the preparer and the borrower. CPA license verification was not found in file. *****Updated XXXX ****Guidelines overlay provided, CPA License Verification not required for this loan.				Reviewer Comment (XXXX-08-19): All required documentation provided. System Cleared. Reviewer Comment (XXXX-08-19): P&L must be signed by both the tax preparer and borrower. P&L was signed by borrower only. Reviewer Comment (XXXX-08-14): Loan file is still missing a XXXX 1040. P&L provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123306	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	YTD P&L was not provided in file. Guidelines require P&L, audited or unaudited, to be signed and dated by the preparer and the borrower. CPA license verification was not found in file. *****Updated XXXX ****Guidelines overlay provided, CPA License Verification not required for this loan.				Reviewer Comment (XXXX-08-19): All required documentation provided. System Cleared. Reviewer Comment (XXXX-08-19): P&L must be signed by both the tax preparer and borrower. P&L was signed by borrower only. Reviewer Comment (XXXX-08-14): The loan file is still missing a XXXX 1040. P&L provided. Reviewer Comment (XXXX-08-05): In order to consider for downgrade and waiver, please load approved lender exception stating what third-party documentation was used to verify CPA license pre-consummation. P&L Statement missing. Exception remains.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123306	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		YTD P&L was not provided in file. Guidelines require P&L, audited or unaudited, to be signed and dated by the preparer and the borrower. CPA license verification was not found in file. *****Updated XXXX ****Guidelines overlay provided, CPA License Verification not required for this loan.				Reviewer Comment (XXXX-08-14): P&L provided and guidelines overlay provided CPA verification not required, system cleared. Reviewer Comment (XXXX-08-05): In order to consider for downgrade and waiver, please load approved lender exception stating what third-party documentation was used to verify CPA license pre-consummation.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123561	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		XXXXwal and Extension exhibit/Rider is missing.				Reviewer Comment (XXXX-09-14): Received document in trailing docs. Seller Comment (XXXX-09-11): (Rate Lock) uploaded to clear condition	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123561	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX by XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-17): XXXX received LOX for rebuttal response with additional information for a valid Changed circumstance.

Seller Comment (XXXX-09-16): (Rate Lock) letter states reasoning why increase in appraisal XXXX acres with XXXX sf house

Reviewer Comment (XXXX-09-14): XXXX received PCCD for the Credit report and CDA fee paid by the lender. However, the documentation provided does not address the appraisal fee exceeds tolerance of XXXX (XXXX - XXXX). Please provide a valid COC supporting the increase in the appraisal fee disclosed on the revised LE, or a cure is required to borrower.

Seller Comment (XXXX-09-11): (Rate Lock) uploaded PCCD
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123561	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for Acreage is XXXX and maximum per program guidelines is XXXXs.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 60.63123% Guideline Maximum Loan to Value: 80.00000% DTI: 24.20425% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123188	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: XXXX	Valuation effective date or Report date XXXX is more than 120 days prior to the Note Date XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 93.98 Guideline Requirement: 6.00 LTV less than 70%, and at least 5% less than guideline maximum.	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-07-23): (Rate Lock) Exception attached

Reviewer Comment (XXXX-07-23): If the appraisal report is more than 120 days old from the note date, an Appraisal Update and/or Completion Report (Form
1004D) is required. If the appraisal update indicates the value has declined, then a new appraisal must be obtained.
The appraisal update should be completed by the original appXXXX; however, a substitute appXXXX can complete the appraisal update, provided the substitute appXXXX reviews the original appraisal and express an opinion about whether the original appXXXX’s opinion of market value was reasonable on the date of the original appraisal report.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123188	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit report was not found in file.				Reviewer Comment (XXXX-07-17): Credit report provided	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123188	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for an exception for non-permanent resident with status of C09, which is not allowed by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 93.98 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123188	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 660.	Lender approved exception for Credit report with no tradelines or FICO scores due to just receiving the SSN.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 93.98 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123188	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1003 reflects borrower is a permanent resident alien. The proof was not provided in file.				Reviewer Comment (XXXX-07-27): Received updated 1003 in trailing docs. PDF dated XXXX Reviewer Comment (XXXX-07-23): Please update 1003 to reflect correct residency status.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123188	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, an EAD by itself is not sufficient to document that a non-U.S. Citizen is legally able to reside in the United States. Proof of legal residence was not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 93.98 Guideline Requirement: 6.00 LTV less than 70%, and at least 5% less than guideline maximum.	XXXX	Reviewer Comment (XXXX-07-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123586	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max for rural properties is 80%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 733	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-09-02): (Rate Lock) exception provided Reviewer Comment (XXXX-07-07): Lender exception form shows LTV is 88.142%. Due diligence Calculated LTV is 85%. Please update lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123586	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Max for rural properties is 80%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 733	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-09-02): (Rate Lock) exception provided Reviewer Comment (XXXX-07-07): Lender exception form shows LTV is 88.142%. Due diligence Calculated LTV is 85%. Please update lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123586	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Borrowers are using assets from their businesses. Missing evidence that the withdrawal of funds from the business accounts will not have a negative impact on both businesses. File is missing verification of all owners of XXXX Owners; verifying signors had authority to execute the Access Letter and all owners signed.				Reviewer Comment (XXXX-08-19): Received Underwriter's cash flow analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123586	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Borrowers are using assets from their businesses. Missing evidence that the withdrawal of funds from the business accounts will not have a negative impact on both businesses. File is missing verification of all owners of XXXX Owners; verifying signors had authority to execute the Access Letter and all owners signed.				Reviewer Comment (XXXX-08-19): Received Underwriter's cash flow analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123586	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrowers are using assets from their businesses. Missing evidence that the withdrawal of funds from the business accounts will not have a negative impact on both businesses. File is missing verification of all owners of XXXX Owners; verifying signors had authority to execute the Access Letter and all owners signed.				Reviewer Comment (XXXX-08-19): Received Underwriter's cash flow analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123586	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Borrowers are using assets from their businesses. Missing evidence that the withdrawal of funds from the business accounts will not have a negative impact on both businesses. File is missing verification of all owners of XXXX Owners; verifying signors had authority to execute the Access Letter and all owners signed.				Reviewer Comment (XXXX-08-19): Received Underwriter's cash flow analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123586	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrowers are using assets from their businesses. Missing evidence that the withdrawal of funds from the business accounts will not have a negative impact on both businesses. File is missing verification of all owners of XXXX Owners; verifying signors had authority to execute the Access Letter and all owners signed.				Reviewer Comment (XXXX-08-19): Received Underwriter's cash flow analysis in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123594	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Recording Fee increased to XXXX without a valid change of circumstance; however, cure was provided to the borrower.				Reviewer Comment (XXXX-08-10): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123594	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX due to the increase in Recording Fee. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-29): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Seller Comment (XXXX-09-28): (Rate Lock) final fee sheet and signed final closing disclosure attached

Reviewer Comment (XXXX-09-22): The XXXX file contains two Closing Disclosures (CDs) dated XXXX. One CD, which is signed by the borrower at closing, reflects a lender cure of XXXX. The second CD (Seq. 2), which is not signed by the borrower, reflects a lender cure of XXXX. We require the Final Settlement Statement to verify the lender cure amount. Additionally, please provide a Letter of Explanation (LOX) confirming that the lender cure amount of XXXX were provided at closing.

Seller Comment (XXXX-09-21): (Rate Lock) the cure for the recording fees and credit report increase was already given on the Final CD. I am providing the final cd and below a snip of the covo log showing cure was already given at the time of closing. No additional cure required. Thanks!

Reviewer Comment (XXXX-09-15): XXXX received Changed Circumstance dated 0XXXX5, but it does not give sufficient information on why the credit report fee was updated.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.

Seller Comment (XXXX-09-14): (Rate Lock) coc with credit bureau increase notification
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123594	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-29): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Seller Comment (XXXX-09-28): (Rate Lock) final fee sheet and signed final closing disclosure attached

Reviewer Comment (XXXX-09-22): The XXXX file contains two Closing Disclosures (CDs) dated XXXX. One CD, which is signed by the borrower at closing, reflects a lender cure of XXXX. The second CD (Seq. 2), which is not signed by the borrower, reflects a lender cure of XXXX. We require the Final Settlement Statement to verify the lender cure amount. Additionally, please provide a Letter of Explanation (LOX) confirming that the lender cure amount of XXXX were provided at closing.

Seller Comment (XXXX-09-21): (Rate Lock) the cure for the recording fees and credit report increase was already given on the Final CD. I am providing the final cd and below a snip of the covo log showing cure was already given at the time of closing. No additional cure required. Thanks!

Reviewer Comment (XXXX-09-15): XXXX received Changed Circumstance dated 0XXXX5, but it does not give sufficient information on why the credit report fee was updated.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.

Reviewer Comment (XXXX-09-15): Re-open - Cured at closing or within 60 days of consummation prior to TPR review

Reviewer Comment (XXXX-08-11): Cured at closing or within 60 days of consummation prior to TPR review
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123594	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-09-22): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123170	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Final Title Policy was not found in file.				Reviewer Comment (XXXX-08-14): Title provided, cleared. Seller Comment (XXXX-08-12): (Rate Lock) Title provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123170	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Title Commitment/Preliminary was not found in file.				Reviewer Comment (XXXX-08-14): Title provided, cleared. Seller Comment (XXXX-08-12): (Rate Lock) Title provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123170	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds for the Initial Purchase not provided		Source of Funds for the Initial Purchase was not provided.				Reviewer Comment (XXXX-08-28): Source of funds for initial purchase provided Reviewer Comment (XXXX-08-14): Please provide documentation of funds used for purchase of subject property. Seller Comment (XXXX-08-12): (Rate Lock) what can be provided to clear?	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123170	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Requesting exception for DSCR below 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 97.12 Guideline Requirement: 6.00 Loan to Value: 65.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 772	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123170	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Request for Delayed Financing where gift funds were used to acquire property and donor is not an eligible donor per XXXX (friend).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 97.12 Guideline Requirement: 6.00 Loan to Value: 65.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 772	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123297	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender exception has been requested for the visa for borrower 1 and borrower 2 in lieu of foreign national.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 13.57 Guideline Requirement: 6.00 Combined Loan to Value: 69.99993% Guideline Maximum Combined Loan to Value: 80.00000% Loan to Value: 69.99993% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123297	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrowers do not have Social Security numbers or credit and cannot supply letters of reference from country or 3 open accounts with 2 year history or 2 year housing history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 13.57 Guideline Requirement: 6.00 Combined Loan to Value: 69.99993% Guideline Maximum Combined Loan to Value: 80.00000% Loan to Value: 69.99993% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123297	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 13.57 Guideline Requirement: 6.00 Combined Loan to Value: 69.99993% Guideline Maximum Combined Loan to Value: 80.00000% Loan to Value: 69.99993% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123415	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-213.00. Insufficient or no cure was provided to the borrower. (9300)	Final Lender Credits Fee increased without a valid change of circumstance or cure to the borrower.				Reviewer Comment (XXXX-09-02): XXXX received updated CD and valid changed circumstances.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123415	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee increased without a valid change of circumstance or cure to the borrower.				Reviewer Comment (XXXX-09-02): XXXX received updated CD and valid changed circumstances.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123273	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA verfication	Missing CPA verification.				Reviewer Comment (XXXX-07-29): Received CPA license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123273	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing CPA verification.				Reviewer Comment (XXXX-07-29): Received CPA license verification in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123491	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of 11.25300% on Final Closing Disclosure provided on XXXX is under-disclosed from the calculated APR of 11.41125% outside of 0.125% tolerance. (Final/XXXX)	Loan Calculations: APR of 11.25300% on Final Closing Disclosure provided on XXXX is under-disclosed from the calculated APR of 11.41125% outside of 0.125% tolerance.	Reviewer Comment (XXXX-08-28): XXXX received Corrected CD & LOE correcting sales contract continency fee to page 3, not a finance charge.

Reviewer Comment (XXXX-08-18): XXXX received a contract addendum stating buyer to pay reimbursement to seller on expenses incurred by seller.  The list of expenses appear to possibly be related to home maintenance & utilities, but unable to determine.  This fee was disclosed on the Final CD in Section C as a Title-Disbursement Fee.  As this fee was disclosed in Section C and not Section H as Other fees (typically borrower optional), they would be viewed that they were required for the loan transaction and follow under the Services Borrower Did Shop For (Section C).  The Settloement Statement reflects this under "Miscellaneous" and states "Items per Addendum #1".  We would need additional information to determine if this is a finance charge.  1) Lender Attestation explaining what each fee listed on the addendum was related to with primarily noting the Misc fees in order to determine if these were finance charges.  2) If fees are determined to be reimbursements to seller for home repairs/upkeep/maintenance/utilities, and not required by lender or title company company fees, then they should have been disclosed in Section H and a Corrected CD & LOE to borrower should also be provided.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123491	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the XXXX threshold. Disclosed Amount Financed on page 5 is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX is under-disclosed by XXXX compared to the calculated Finance Charge of XXXX, which exceeds the XXXX threshold. Disclosed Amount Financed on page 5 is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure.	Reviewer Comment (XXXX-08-28): XXXX received Corrected CD & LOE correcting sales contract continency fee to page 3, not a finance charge.

Reviewer Comment (XXXX-08-18): XXXX received a contract addendum stating buyer to pay reimbursement to seller on expenses incurred by seller.  The list of expenses appear to possibly be related to home maintenance & utilities, but unable to determine.  This fee was disclosed on the Final CD in Section C as a Title-Disbursement Fee.  As this fee was disclosed in Section C and not Section H as Other fees (typically borrower optional), they would be viewed that they were required for the loan transaction and follow under the Services Borrower Did Shop For (Section C).  The Settloement Statement reflects this under "Miscellaneous" and states "Items per Addendum #1".  We would need additional information to determine if this is a finance charge.  1) Lender Attestation explaining what each fee listed on the addendum was related to with primarily noting the Misc fees in order to determine if these were finance charges.  2) If fees are determined to be reimbursements to seller for home repairs/upkeep/maintenance/utilities, and not required by lender or title company company fees, then they should have been disclosed in Section H and a Corrected CD & LOE to borrower should also be provided.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123491	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception Requested for excessive NSF/OD - XXXX in 12 months.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-10): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-21): Please update the compensating factors in the lender exception. Qualifying DTI is 38.4%.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123616	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.77 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 1.61 is less than guideline PITIA months reserves of 6.00.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.

Reviewer Comment (XXXX-09-01): Reserves has been updated to 3.77 months. Borrower is still short of 6 months reserves.

Seller Comment (XXXX-08-28): (Rate Lock) updated 1003 with additional assets provided

Reviewer Comment (XXXX-08-21): Total borrower funds into the transaction XXXX: From sec L of the final CD, Funds to close XXXX, Gift funds XXXX, EMD XXXX. POCB XXXX. Reserves Required (6 months) XXXX. Verified assets are XXXX: from business bank accounts - XXXX and XXXX, EMD XXXX, gift funds XXXX.

Seller Comment (XXXX-08-19): (Rate Lock) Gifts were given at closing - total XXXXk.

Verified assets from borrower - XXXX05.46

 Reserves required (6 months) XXXX91.34

cash to close from (CD Pg 3) XXXX83.57

 cash to close + reserves = XXXX005.46 needing to be verified.

Gifts + verified cash to close XXXX791.35 available to cover cash to close and reserves.

Reviewer Comment (XXXX-08-17): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception ExplanationXXXXlculated PITIA months reserves of 1.86 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (XXXX-08-17): After applying the EMD, reserves are now 3.77 months against required of 6 months. Please provide additional assets to cover reserves.

Seller Comment (XXXX-08-13): (Rate Lock) Statements sourcing EMD provided

Reviewer Comment (XXXX-08-11): Additional funds and verified source of funds in the amount of XXXX (EMD) are required. Exception Remains.

Seller Comment (XXXX-08-10): (Rate Lock) rom what I am seeing on my transmittal summaryXXXXscreen the borrower has XXXX in verified assets which included a XXXX gift. Borrower needed XXXX in reserves which equals XXXX

Seller Comment (XXXX-08-07): (Rate Lock) Borrower pays mortgage payment directly and those are listed in the 12 months of bank statements

Reviewer Comment (XXXX-07-30): Funds from business account XXXX XXXX, Funds from business account XXXX XXXX, Gift Funds XXXX.

																		Seller Comment (XXXX-07-28): (Rate Lock) Please provide calc	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123616	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-08-21): XXXX received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Reviewer Comment (XXXX-08-21): Exception has been elevated for further review.

Reviewer Comment (XXXX-08-17): The issue relates to the Appraisal fee amount increasing from the initial LE baseline.  on XXXX the initial LE disclosed the appraisal fee charge to borrower of XXXX.  This continued on the 6-18, 6-22, 6-30 LE's and the XXXX initial CD.  Then on XXXX CD the appraisal fee increased to XXXX and the final CD disclosed at the same XXXX.  This is an increase of XXXX for the appraisal fee.  Either a valid changed circumstance must be provided or a cure to borrower.  That an appraisal fee is transferred does not exclude that the fee amount disclosed to the borrower initially was then increased and charged a higher amount at closing.  Invoice in file has a date of XXXX. for XXXX.  Appraisal in file is dated XXXX.  Rebuttals have stated that this is a transferred and are paid before us so should not have a cure that we didn't charge borrower.  XXXX also was provided in trailing documents on XXXX a Principal Disbursement Transaction Details that is dated XXXX from lender stating PR POC (L) XXXX for increase in appraisal fee.  The borrower was disclosed that appraisal fee would be XXXX on the initial LE but borrower was charged XXXX at closing. The appraisal was completed prior to the initial LE, but lender did not disclose that fee was XXXX but XXXX.  Again, must have a valid changed circumstance for the XXXX CD which increased the fee or proof of cure.  It appears that there was a principal reduction per the Principal Disbursement Transaction Detail, Doc ID 0539, for XXXX, but as previously requested, either a Corrected CD & LOE to borrower OR a Detailed Specific LOE to borrower explaining the violation and cure being completed and referencing it is in regard to the appraisal fee violation would be required to finalize documentation of any cure given.

Reviewer Comment (XXXX-08-17): Exception has been elevated for further review.

Seller Comment (XXXX-08-17): (Rate Lock) PR was not applied as we are not required to cure a transferred appraisal. This amount was charged by the previous lender and we should not cure a fee that we didn't even charge the borrower in order to close.

Reviewer Comment (XXXX-08-17): XXXX: provided transferred appraisal and the receipt of invoice in the loan file completed on XXXX. But the appraisal fee increase of XXXX from XXXX on XXXX CD. This is outside of the required three-day timeline for notification of borrower. Additionally, attached pay history on 0XXXX8 indicates that principal reduction POC (L) XXXX for increase in appraisal fee, but the corrected CD and LOX to borrower was not located in the trailing image. Provide corrected CD and LOX with PR credit of XXXX to cure this exception.

Seller Comment (XXXX-08-13): (Rate Lock) Cert provided showing lender as "XXXX LLC"

Reviewer Comment (XXXX-08-11): XXXX received rebuttal, however we require appraisal transfer letter to verify when the appraisal was transferred. Please provide appraisal transfer letter to re-evaluate.

Seller Comment (XXXX-08-10): (Rate Lock) This is a transferred appraisal where the lender reflects as "XXXX LLC" as per page 1 of the app and the invoice. Transferred Appraisals are paid before us so we should not have to cure a fee that we didn't even charge the borrower in order to close with us.

Reviewer Comment (XXXX-07-29): XXXX Received payment history showing XXXX principal reduction; however, corrected PCCD and LOE not received. Provide Corrected PCCD and LOE.
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123616	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation discrepancy due to insufficient assets provided in file.	Reviewer Comment (XXXX-09-14): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-09-01): Reserves has been updated to 3.77 months. Borrower is still short of 6 months reserves.

Seller Comment (XXXX-08-28): (Rate Lock) updated 1003 with additional assets provided

Reviewer Comment (XXXX-08-21): Total borrower funds into the transaction XXXX: From sec L of the final CD, Funds to close XXXX, Gift funds XXXX, EMD XXXX. POCB XXXX. Reserves Required (6 months) XXXX. Verified assets are XXXX: from business bank accounts - XXXX and XXXX, EMD XXXX, gift funds XXXX.

Seller Comment (XXXX-08-19): (Rate Lock) Gifts were given at closing - total XXXXk.

Verified assets from borrower - XXXX05.46

 Reserves required (6 months) XXXX91.34

cash to close from (CD Pg 3) XXXX83.57

 cash to close + reserves = XXXX005.46 needing to be verified.

Gifts + verified cash to close XXXX791.35 available to cover cash to close and reserves.

Reviewer Comment (XXXX-08-17): After applying the EMD, reserves are now 3.77 months against required of 6 months. Please provide additional assets to cover reserves.

Seller Comment (XXXX-08-13): (Rate Lock) Statements sourcing EMD provided

Reviewer Comment (XXXX-08-11): Additional funds and verified source of funds in the amount of XXXX (EMD) are required. Exception Remains.

Seller Comment (XXXX-08-10): (Rate Lock) rom what I am seeing on my transmittal summaryXXXXscreen the borrower has XXXX in verified assets which included a XXXX gift. Borrower needed XXXX funds to close and XXXX in reserves which equals XXXX.
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123616	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to insufficient assets to cover reserves.	Reviewer Comment (XXXX-09-14): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-09-01): Reserves has been updated to 3.77 months. Borrower is still short of 6 months reserves.

Seller Comment (XXXX-08-28): (Rate Lock) updated 1003 with additional assets provided

Reviewer Comment (XXXX-08-21): Total borrower funds into the transaction XXXX: From sec L of the final CD, Funds to close XXXX, Gift funds XXXX, EMD XXXX. POCB XXXX. Reserves Required (6 months) XXXX. Verified assets are XXXX: from business bank accounts - XXXX and XXXX, EMD XXXX, gift funds XXXX.

Seller Comment (XXXX-08-19): (Rate Lock) Gifts were given at closing - total XXXXk.

Verified assets from borrower - XXXX05.46

Reserves required (6 months) XXXX91.34

cash to close from (CD Pg 3) XXXX83.57

cash to close + reserves = XXXX005.46 needing to be verified.

Gifts + verified cash to close XXXX791.35 available to cover cash to close and reserves.

Reviewer Comment (XXXX-08-17): After applying the EMD, reserves are now 3.77 months against required of 6 months. Please provide additional assets to cover reserves.

Seller Comment (XXXX-08-13): (Rate Lock) Statements sourcing EMD provided

Reviewer Comment (XXXX-08-11): Additional funds and verified source of funds in the amount of XXXX (EMD) are required. Exception Remains.

Seller Comment (XXXX-08-10): (Rate Lock) rom what I am seeing on my transmittal summaryXXXXscreen the borrower has XXXX in verified assets which included a XXXX gift. Borrower needed XXXX funds to close and XXXX in reserves which equals XXXX.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123616	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Required 12 months VOR was not provided.				Reviewer Comment (XXXX-08-11): Lease agreement and bank statement is confirms the rental payment, Exception cleared. Seller Comment (XXXX-08-07): (Rate Lock) Borrower pays mortgage payment directly and those are listed in the 12 months of bank statements Reviewer Comment (XXXX-07-30): Lease agreement provided; 12 months verification of rent missing. Exception remains.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123616	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Insufficient assets provided in file. Additionally, EMD not sourced.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.

Reviewer Comment (XXXX-09-01): Reserves has been updated to 3.77 months. Borrower is still short of 6 months reserves.

Seller Comment (XXXX-08-28): (Rate Lock) updated 1003 with additional assets provided

Reviewer Comment (XXXX-08-21): Total borrower funds into the transaction XXXX: From sec L of the final CD, Funds to close XXXX, Gift funds XXXX, EMD XXXX. POCB XXXX. Reserves Required (6 months) XXXX. Verified assets are XXXX: from business bank accounts - XXXX and XXXX, EMD XXXX, gift funds XXXX.

Seller Comment (XXXX-08-19): (Rate Lock) Gifts were given at closing - total XXXXk.

Verified assets from borrower - XXXX05.46

Reserves required (6 months) XXXX91.34

cash to close from (CD Pg 3) XXXX83.57

cash to close + reserves = XXXX005.46 needing to be verified.

Gifts + verified cash to close XXXX791.35 available to cover cash to close and reserves.

Reviewer Comment (XXXX-08-17): After applying the EMD, reserves are now 3.77 months against required of 6 months. Please provide additional assets to cover reserves.

Seller Comment (XXXX-08-13): (Rate Lock) Statements sourcing EMD provided

Reviewer Comment (XXXX-08-11): Additional funds and verified source of funds in the amount of XXXX (EMD) are required. Exception Remains.

Seller Comment (XXXX-08-10): (Rate Lock) rom what I am seeing on my transmittal summaryXXXXscreen the borrower has XXXX in verified assets which included a XXXX gift. Borrower needed XXXX funds to close and XXXX in reserves which equals XXXX.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123616	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Insufficient assets provided in file. Additionally, EMD not sourced.	Reviewer Comment (XXXX-09-14): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-09-01): Reserves has been updated to 3.77 months. Borrower is still short of 6 months reserves.

Seller Comment (XXXX-08-28): (Rate Lock) updated 1003 with additional assets provided

Reviewer Comment (XXXX-08-21): Total borrower funds into the transaction XXXX: From sec L of the final CD, Funds to close XXXX, Gift funds XXXX, EMD XXXX. POCB XXXX. Reserves Required (6 months) XXXX. Verified assets are XXXX: from business bank accounts - XXXX and XXXX, EMD XXXX, gift funds XXXX.

Seller Comment (XXXX-08-19): (Rate Lock) Gifts were given at closing - total XXXXk.

Verified assets from borrower - XXXX05.46

Reserves required (6 months) XXXX91.34

cash to close from (CD Pg 3) XXXX83.57

cash to close + reserves = XXXX005.46 needing to be verified.

Gifts + verified cash to close XXXX791.35 available to cover cash to close and reserves.

Reviewer Comment (XXXX-08-17): After applying the EMD, reserves are now 3.77 months against required of 6 months. Please provide additional assets to cover reserves.

Seller Comment (XXXX-08-13): (Rate Lock) Statements sourcing EMD provided

Reviewer Comment (XXXX-08-11): Additional funds and verified source of funds in the amount of XXXX (EMD) are required. Exception Remains.

Seller Comment (XXXX-08-10): (Rate Lock) rom what I am seeing on my transmittal summaryXXXXscreen the borrower has XXXX in verified assets which included a XXXX gift. Borrower needed XXXX funds to close and XXXX in reserves which equals XXXX.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123530	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing third-party verification verifying that the business is active.				Reviewer Comment (XXXX-09-03): CPA letter provided Seller Comment (XXXX-09-01): (Rate Lock) uploaded cpa letter to confirm in business XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123530	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Missing third-party verification verifying that the business is active.				Reviewer Comment (XXXX-09-03): CPA letter provided Seller Comment (XXXX-09-01): (Rate Lock) uploaded cpa letter to confirm in business XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123403	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is missing in file.				Reviewer Comment (XXXX-08-17): Rent loss insurance is not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123403	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved to allow 6 months seasoning for cash out refinance where the LLC was not primarily owned by the borrower. Subject loan is part of blanket mortgage held by that LLC now vesting in the borrower's sole LLC.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 751 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123403	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The amended operating agreement provided does not have the signature of the third member in the initial operating agreement.				Reviewer Comment (XXXX-08-17): Letter provided authorizing transfer of vesting. Seller Comment (XXXX-08-13): (Rate Lock) Transfer letter is signed; Operating Agreement shows only 2 members. Please advise what else is needed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123591	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Verification CPA Verification	Verification of the CPA license is missing from the file.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI: 24.89080% Guideline Maximum DTI: 50.00000% Borrower has verified disposable income of at least XXXX0.00. Guidelines Representative FICO: 660 Representative FICO: 782 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-03): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-31): Request sent to compliance for review. Seller Comment (XXXX-07-29): (Rate Lock) Post Closing exception approved Reviewer Comment (XXXX-07-27): CPA license provided is date post-close. All income verifications have to be done prior to closing per ATR rule. Seller Comment (XXXX-07-24): (Rate Lock) Verification of the CPA license provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123591	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the CPA license is missing from the file.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years. Miscellaneous	Borrower has verified disposable income of at least XXXX0.00. Guidelines Representative FICO: 660 Representative FICO: 782 DTI: 24.89080% Guideline Maximum DTI: 50.00000% Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-03): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-31): Request sent to compliance for review. Seller Comment (XXXX-07-29): (Rate Lock) Post Closing exception approved Reviewer Comment (XXXX-07-27): CPA license provided is date post-close. All income verifications have to be done prior to closing per ATR rule. Seller Comment (XXXX-07-24): (Rate Lock) Verification of the CPA license provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-03): Loan is Non-QM. Reviewer Comment (XXXX-07-31): Request sent to compliance for review. Seller Comment (XXXX-07-29): (Rate Lock) Post Closing exception approved Reviewer Comment (XXXX-07-27): CPA license provided is date post-close. All income verifications have to be done prior to closing per ATR rule. Seller Comment (XXXX-07-24): (Rate Lock) Verification of the CPA license provided	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-03): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-03): Regraded to EV2-B based on comp factors. Reviewer Comment (XXXX-07-31): Request sent to compliance for review. Seller Comment (XXXX-07-29): (Rate Lock) Post Closing exception approved Reviewer Comment (XXXX-07-27): CPA license provided is date post-close. All income verifications have to be done prior to closing per ATR rule. Seller Comment (XXXX-07-24): (Rate Lock) Verification of the CPA license provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123591	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-03): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-03): Regraded to EV2-B based on comp factors. Reviewer Comment (XXXX-07-31): Request sent to compliance for review. Reviewer Comment (XXXX-07-27): CPA license provided is date post-close. All income verifications have to be done prior to closing per ATR rule.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123591	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being a unique property.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI: 24.89080% Guideline Maximum DTI: 50.00000% Loan to Value: 57.57576% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 782 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123514	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by XXXX. Provide updated policy reflecting minimum coverage of XXXX or provide copy of insurer's replacement cost estimate supporting current coverage amount.	Reviewer Comment (XXXX-09-09): Received RCE in trailing docs.

Seller Comment (XXXX-09-04): (Rate Lock) RCE provided from HOI company and confirmation from HOI agent included on last page of email. Nothing else can be provided, please clear

Reviewer Comment (XXXX-09-02): Per guidelines,XXXXmust verify the replacement cost value of the Mortgaged Premises as of the current insurance policy effective date and provide acceptable insurance company replacement cost verification sources. This exception can be cleared by providing a Replacement Cost Estimator to verify replacement cost value required by guidelines.

Seller Comment (XXXX-08-31): (Rate Lock) Email on page 2 confirms 100% replacement cost

Reviewer Comment (XXXX-08-27): Policy shows replacement cost coverage up to dwelling limit of XXXX. In the absence of a RCE, the Estimated Cost New value of XXXX is used to determine required coverage. Please provide RCE to determine whether coverage is sufficient.

Seller Comment (XXXX-08-26): (Rate Lock) Email from HOI agent provided confirming coverage

Reviewer Comment (XXXX-08-20): A replacement cost estimate(RCE) is required to determine if the Dwelling covers the Replacement cost.

Seller Comment (XXXX-08-18): (Rate Lock) HOI includes Replacement Cost coverage

Reviewer Comment (XXXX-08-17): Document provided in trailing docs shows cost depreciated. Please provide updated coverage or Replacement Cost Estimator to verify coverage is sufficient.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123514	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for borrower using asset utilization program to qualify for a cash out refinance when guidelines only allow asset utilization on purchases and rate/term refinances.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 661.19 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 789 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123514	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR missing from file.				Reviewer Comment (XXXX-08-17): VOR provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by XXXX due to an increase in recording fee. No valid Change of Circumstance was provided, and no evidence of cure was found in the file.				Reviewer Comment (XXXX-09-01): XXXX received Post CD and LOX. Seller Comment (XXXX-08-31): (Rate Lock) PCCD and LOE provided Reviewer Comment (XXXX-08-24): XXXX received closing statement, however we also require corrected PCCD and LOE updating the recording fee amount. Please provide PCCD and LOE. Seller Comment (XXXX-08-21): (Rate Lock) Attached Final Settlement Statement shows final recording fees totaling XXXX (XXXX + XXXX).? LE shows we disclosed XXXX for recording fee.? We are well within tolerance on this fee.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. The file does not contain a valid Changed Circumstance for this fee, and no evidence of cure was found in the file.				Reviewer Comment (XXXX-09-01): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (XXXX-08-31): (Rate Lock) This was applied at close	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The note rate was used to qualify; however, the non-QM qualification method is the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the Interest-Only period. (Ability to Repay Investor qualification method not matching Ability to Repay).				Reviewer Comment (XXXX-07-29): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-29): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (XXXX-09-01): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123266	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.77 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The lender exception has been requested and approved for DSCR below 1.00 for a first-time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 58.59 Guideline Requirement: 6.00 Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 736	XXXX	Reviewer Comment (XXXX-08-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123272	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: CPA Letter / Document Date: <empty> / Tax Year: <empty>	CPA Letter is not dated. Document is needed to determine borrower's ownership percentage.				Reviewer Comment (XXXX-09-24): Received evidence of date in trailing docs. Seller Comment (XXXX-09-22): (Rate Lock) Evidence of when the CPA letter was received- prior to closing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance was exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-08-14): XXXX Received Valid COC dated XXXX.

Reviewer Comment (XXXX-08-04): XXXX received COC dated 0XXXX states change reason as loan amount.  However, the lender credit did not change proportionately with the loan amount change and is not a valid reason for the lender credit decrease.  Provide additional information to support a pricing change for the lender credit decrease or cure would be due.

Reviewer Comment (XXXX-08-03): XXXX received Changed Circumstance dated 0XXXX, but it does not give any information on why the lender credit was decreased.  In order to determine if the changed circumstance is valid more information is necessary on reason lender credit decreased and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-08-14): XXXX Received Valid COC dated XXXX.

Reviewer Comment (XXXX-08-04): XXXX received COC dated 0XXXX states change reason as loan amount. however, the loan discount fee added on CD dated 0XXXX and is not a valid reason for the addition on discount fee.  Provide additional information to support a pricing change for the discount fee added or cure would be due.

Reviewer Comment (XXXX-08-03): XXXX received Changed Circumstance dated 0XXXX, but it does not give any information on why the loan discount point was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-14): Cured at closing or within 60 days of consummation prior to TPR review	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-07-22): Loan is NonQM	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-07-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-22): (Rate Lock) EV2 accept please waive Reviewer Comment (XXXX-07-22): Regraded to EV2-B based on post-close lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing the CPA license verification as required by the guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 660 Representative FICO: 790 DTI: 15.23544% Guideline Maximum DTI: 50.00000% Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA license verification	Loan file is missing the CPA license verification as required by the guidelines.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	DTI: 15.23544% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 790 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-07-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-22): (Rate Lock) EV2 accept please waive Reviewer Comment (XXXX-07-22): Regraded to EV2-B based on post-close lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123485	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-14): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123409	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 779	XXXX	Reviewer Comment (XXXX-09-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-03): Approved lender exception provided shows housing payment history of 0x30x24. Verification of 24 months housing history was not provided in file.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123409	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for FTI with DSCR below 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 779	XXXX	Reviewer Comment (XXXX-09-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-03): Approved lender exception provided shows housing payment history of 0x30x24. Verification of 24 months housing history was not provided in file.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123495	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	Title policy amount is not provided on title preliminary.				Reviewer Comment (XXXX-08-04): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123495	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification of CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123495	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing verification of CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123495	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing verification of CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123495	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Missing verification of CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123495	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA verification	Missing verification of CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123353	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		An exception was requested to use the Lease XXXX amount and not the market rent on the 1007 XXXX - 3 MTHS RENT receipt provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 76.95 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-13): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123644	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The preliminary title report in file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Require a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-03): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123644	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide Operating Agreement for XXXX XXXXs LLC. Two Operating Agreements in file for the Borrowing Entity. Unable to determine if there are any other members that would be required to sign the update for the changes to the XXXX 06, XXXX OA.				Reviewer Comment (XXXX-09-01): Received Operating agreement in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) Email sent for the additional information requested Reviewer Comment (XXXX-08-26): XXXX XXXXs LLC Operating Agreement provided in trailing documents was signed by two individuals. Since the business owned the borrowing entity, the other signature on the XXXX XXXXs LLC Operating Agreement is required to verify that there was a transfer of shares to the guarantor.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123507	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 9.00.	Assets insufficient in file to meet reserve requirement.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 56.09796% Guideline Maximum Loan to Value: 70.00000% DTI: 27.23943% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 759 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-31): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-08-27): (Rate Lock) full exception reads: XXXX - NEW: PITIA reserves months discrepancy.XXXXlculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 9.00
XXXX1
* The first appraisal indicates the subject's site size is XXXX sf however the second appraisal is showing XXXX acres. The first appXXXX indicates that the appXXXX is only giving value to the physical land the subject sits on and is basing this off of the builder's site plan which is on page 47 of 55 of the appraisal. The second appXXXX is reporting the XXXX acres due to XXXX.com which includes the water within the subject's parcel boundaries however did comment on page 9 of 35 that the appXXXX is still indicating the total site is XXXX but is not giving any value to parts of the parcel that are in the water on page 9 of 35 (which is an offset to the differences in site size on both appraisals). As there is a material difference between the site sizes on both appraisals, an exception is needed for the investor to be oXXXX with both appXXXXs' explanations of why the site sizes are significantly different.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123507	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Assets in file are insufficient to satisfy 9 month PITI requirement and verification of the CPA license is missing from the file.	Reviewer Comment (XXXX-08-31): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-08-27): (Rate Lock) full exception reads: XXXX - NEW: PITIA reserves months discrepancy.XXXXlculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 9.00
XXXX1
* The first appraisal indicates the subject's site size is XXXX sf however the second appraisal is showing XXXX acres. The first appXXXX indicates that the appXXXX is only giving value to the physical land the subject sits on and is basing this off of the builder's site plan which is on page 47 of 55 of the appraisal. The second appXXXX is reporting the XXXX acres due to XXXX.com which includes the water within the subject's parcel boundaries however did comment on page 9 of 35 that the appXXXX is still indicating the total site is XXXX but is not giving any value to parts of the parcel that are in the water on page 9 of 35 (which is an offset to the differences in site size on both appraisals). As there is a material difference between the site sizes on both appraisals, an exception is needed for the investor to be oXXXX with both appXXXXs' explanations of why the site sizes are significantly different.
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123507	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Assets in file are insufficient to satisfy 9 month PITI requirement and verification of the CPA license is missing from the file.	Reviewer Comment (XXXX-08-31): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-08-27): (Rate Lock) full exception reads: XXXX - NEW: PITIA reserves months discrepancy.XXXXlculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 9.00
XXXX1
* The first appraisal indicates the subject's site size is XXXX sf however the second appraisal is showing XXXX acres. The first appXXXX indicates that the appXXXX is only giving value to the physical land the subject sits on and is basing this off of the builder's site plan which is on page 47 of 55 of the appraisal. The second appXXXX is reporting the XXXX acres due to XXXX.com which includes the water within the subject's parcel boundaries however did comment on page 9 of 35 that the appXXXX is still indicating the total site is XXXX but is not giving any value to parts of the parcel that are in the water on page 9 of 35 (which is an offset to the differences in site size on both appraisals). As there is a material difference between the site sizes on both appraisals, an exception is needed for the investor to be oXXXX with both appXXXXs' explanations of why the site sizes are significantly different.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123507	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for the first appraisal showing subject site size at XXXX sf and the second appraisal showing XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 56.09796% Guideline Maximum Loan to Value: 70.00000% DTI: 27.23943% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 759 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-21): (Rate Lock) Exception was approved please clear	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123507	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Assets in file are insufficient to satisfy 9 month PITI requirement.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 56.09796% Guideline Maximum Loan to Value: 70.00000% DTI: 27.23943% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 759 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-31): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-08-27): (Rate Lock) full exception reads: XXXX - NEW: PITIA reserves months discrepancy.XXXXlculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of 9.00
XXXX1
* The first appraisal indicates the subject's site size is XXXX sf however the second appraisal is showing XXXX acres. The first appXXXX indicates that the appXXXX is only giving value to the physical land the subject sits on and is basing this off of the builder's site plan which is on page 47 of 55 of the appraisal. The second appXXXX is reporting the XXXX acres due to XXXX.com which includes the water within the subject's parcel boundaries however did comment on page 9 of 35 that the appXXXX is still indicating the total site is XXXX but is not giving any value to parts of the parcel that are in the water on page 9 of 35 (which is an offset to the differences in site size on both appraisals). As there is a material difference between the site sizes on both appraisals, an exception is needed for the investor to be oXXXX with both appXXXXs' explanations of why the site sizes are significantly different.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123507	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123507	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123507	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Assets in file are insufficient to satisfy 9 month PITI requirement and verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-31): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (XXXX-08-27): (Rate Lock) Please clear Reviewer Comment (XXXX-08-12): Lender overlay provided for CPA license verification. Verification not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123526	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception to allow for unique property with functional obsolescence. Property was just removed off the market XXXX. Property appears to be a wedding venue.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 116.38 Guideline Requirement: 6.00 Loan to Value: 44.97297% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 787 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123472	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage of XXXX does not cover the unpaid principal balance of the mortgage or 80% of the property’s insurable replacement cost.				Reviewer Comment (XXXX-09-08): RCE provided Reviewer Comment (XXXX-08-13): Please provide the replacement cost estimate. Seller Comment (XXXX-08-11): (Rate Lock) The policy contains a commercial building and dwelling policy in which the commercial policy contains replacement cost.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123472	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	CPA does not indicate which business are open and active. Unable to assume it is to cover all businesses there are K1s for. Missing Schedule E used for rental income on investment properties.	Reviewer Comment (XXXX-09-23): Excluded businesses that are no longer active.

Reviewer Comment (XXXX-09-21): Please provide an updated 1003 and 1008 to reflect the excluded businesses.

Seller Comment (XXXX-09-17): (Rate Lock) XXXX - this was a loss, we don't evidence it is active, XXXX Corp - this was a loss, we don't evidence it is active, XXXX XXXX - this was a loss, we don't evidence it is active, XXXX XXXX - this was a loss, we don't evidence it is active, XXXX XXXX - this income was removed and is no longer being used and XXXX - this was a loss, we don't evidence it is active. Please provide updated 100XXXXApproval reflecting changes to income

Reviewer Comment (XXXX-09-08): XXXXs were not uploaded for XXXX, XXXX Corp, XXXX XXXX, XXXX XXXX, XXXX XXXX and XXXX. Please provide updated 100XXXXApproval reflecting changes to income.

Seller Comment (XXXX-09-03): (Rate Lock) all have been uploaded.  Income from New XXXX, XXXX XXXX Investors, XXXX XXXX, XXXX XXXX, XXXX XXXX, and XXXX XXXX was removed

Reviewer Comment (XXXX-08-20): Received Schedule E for investment properties. Missing third-party verification showing all the businesses are active.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123472	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX 1040 (XXXX), Schedule E Only	Rental income was calculated using Schedule E, missing XXXX tax return with all schedules.				Reviewer Comment (XXXX-08-20): Received Schedule E in trailing docs. Seller Comment (XXXX-08-18): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123472	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX 1040 (XXXX), Schedule E Only	Rental income was calculated using Schedule E, missing XXXX tax return with all schedules.				Reviewer Comment (XXXX-08-20): Received Schedule E in trailing docs. Seller Comment (XXXX-08-18): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123472	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX 1040 (XXXX), Schedule E Only	Rental income was calculated using Schedule E, missing XXXX tax return with all schedules.				Reviewer Comment (XXXX-08-13): Received 1040 in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123472	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	CPA does not indicate which businesses are open and active. Unable to assume it covers all businesses for which there are K1s.				Reviewer Comment (XXXX-09-23): Excluded businesses that are no longer active. Reviewer Comment (XXXX-09-15): Third-Party Verification. Seller Comment (XXXX-09-14): (Rate Lock) What is XXXX? Reviewer Comment (XXXX-09-08): XXXXs were not uploaded for XXXX, XXXX Corp, XXXX XXXX, XXXX XXXX, XXXX XXXX and XXXX. Please provide updated 100XXXXApproval reflecting changes to income. Seller Comment (XXXX-09-03): (Rate Lock) all have been uploaded. Income from New XXXX, XXXX XXXX Investors, XXXX XXXX, XXXX XXXX, XXXX XXXX, and XXXX XXXX was removed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123472	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan file missing YTD income or tax returns. ****UPDATE XXXX****** Files missing most recent income. Provide YTD income, XXXX K-1s, or filing extension. Income provided at review is overXXXXmonths old.				Reviewer Comment (XXXX-08-20): Received filing extension in trailing docs. Seller Comment (XXXX-08-18): (Rate Lock) Docs provided Reviewer Comment (XXXX-07-24): Updating for XXXX Reviewer Comment (XXXX-07-24): Passive income, not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123394	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for FTI living rent free. Borrower does not have 12 months experience, no other rental properties, and recently turned the subject into a rental property as of lease start date XXXX. The subject property was vacated by the borrower in the last 6 months, and 3 months' receipt of rent is not available.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 94.56 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 804	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123289	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Flood Insurance Coverage Amount is insufficient by XXXX.				Reviewer Comment (XXXX-08-17): Received updated flood insurance policy in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123289	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use rental income on non-subject property with only 2 months of receipt of income available as the unit was occupied in XXXX XXXX. Guidelines require 3 months receipt.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Guidelines Representative FICO: 660 Representative FICO: 796	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-13): (Rate Lock) Updated exception submitted Reviewer Comment (XXXX-08-04): Lender exception reflects qualifying DTI less than 35%, AND at least 10% less than guideline maximum. Calculated DTI is 34.44% and guideline max is 43% for borrower living rent free. Please update lender exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123417	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for second XXXX sq ft, minimum required 500 sq ft.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 743 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123174	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument - Subject Lien was missing from the file.				Reviewer Comment (XXXX-09-03): Received document in trailing docs. Seller Comment (XXXX-09-01): (Rate Lock) uploaded deed of trust Reviewer Comment (XXXX-09-01): Loan file is missing the Security Instrument not the Note. Seller Comment (XXXX-08-28): (Rate Lock) uploaded signed note	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123174	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General Exception	Investment Product	Security Instrument Error: Assignment of Leases/Rents is not in the file and required by guidelines	Document: Assignment of Leases/Rents	Assignment of Leases/Rents was missing from the file.				Reviewer Comment (XXXX-09-03): Received document in trailing docs. Seller Comment (XXXX-09-01): (Rate Lock) uploaded deed of trust - nine pages assignment of leases with upload Reviewer Comment (XXXX-09-01): Please provide the Assignment of Lease Rider not the Lease agreement. Seller Comment (XXXX-08-28): (Rate Lock) uploaded lease email XXXX is rented	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123174	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a first-time investor living rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 804 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123174	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	Hazard Insurance Policy Effective Date XXXX, which is after Note Date XXXX. Kindly provide a Hazard Insurance Policy with an effective date of XXXX.				Reviewer Comment (XXXX-09-01): Verified effective date is equal as the disbursement date. Seller Comment (XXXX-08-28): (Rate Lock) uploaded the funding worksheet showing funding XXXX same as the HOI effective date	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123254	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (XXXX-07-20): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-17): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123254	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Title Policy Amount of XXXX is less than the note amount of XXXX.				Reviewer Comment (XXXX-07-20): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-07-17): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123254	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved to qualify the loan as a long-term rental when the property is currently used as a short-term rental (borrower decided to convert property to long-term rental - currently vacant).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 105.51 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 792 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-20): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-17)XXXXlculated DSCR is 1.02. Lender exception in file shows DSCR of 1.288. Please provide a corrected Lender exception or the income worksheet.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123656	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for transaction is delayed financing - Interest Only is provided, however borrower is a First Time Homebuyer which is not acceptable as per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 226.64 Guideline Requirement: 6.00 Loan to Value: 47.52941% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123311	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		The final HUD provided is not fully executed.				Reviewer Comment (XXXX-08-20): Received Final HUD in trailing docs. Seller Comment (XXXX-08-18): (Rate Lock) Please review signature addendum reflecting LLC Reviewer Comment (XXXX-08-14): The HUD provided does not reflect the borrowing entity of XXXX, LLC. Seller Comment (XXXX-08-12): (Rate Lock) Please review HUD with Itemization of Amount Financed with Signature Addendum	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123311	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Collateral	Security Instrument is not signed by borrower(s).		The security instrument, PUD rider, and PPP rider are not signed by the borrower.				Reviewer Comment (XXXX-08-06): Received signed PUD in trailing docs. Seller Comment (XXXX-08-05): (Rate Lock) DOT provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123311	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Borrowing business entity has more than one member. Please provide evidence that guarantor has authority to bind the company or that the additional owner has executed the Security Instrument.				Reviewer Comment (XXXX-08-06): Received signed security instrument in trailing docs. Seller Comment (XXXX-08-05): (Rate Lock) DOT provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123228	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Guidelines require P&L to be prepared on CPA/EA/CTEC/Tax Attorney’s company letterhead. This and a signed 4506 are missing.				Reviewer Comment (XXXX-08-18): P&L on CPA’s company letterhead provided. 4506 not required for P&L. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123228	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Guidelines require P&L to be prepared on CPA/EA/CTEC/Tax Attorney’s company letterhead. This and a signed 4506 are missing.				Reviewer Comment (XXXX-08-18): P&L on CPA’s company letterhead provided. 4506 not required for P&L. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123228	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Guidelines require P&L to be prepared on CPA/EA/CTEC/Tax Attorney’s company letterhead. This and a signed 4506 are missing.				Reviewer Comment (XXXX-08-18): P&L on CPA’s company letterhead provided. 4506 not required for P&L. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123228	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-11): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (XXXX-09-09): XXXX received Copy of refund check.XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (XXXX-09-04): XXXX received Post CD,LOX and proof of mailing. However, the copy of refund check is missing XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing and copy of refund check required to cure.

Reviewer Comment (XXXX-08-25): XXXX received fee invoice but still not received the reason as to why there are multiple reports are being ordered. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Reviewer Comment (XXXX-08-20): XXXX received COC dated XXXX stating "Credit report cost" is not a valid reason. Kindly provide a valid reason as to why the credit report fee increased on CD dated XXXX for XXXX or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (XXXX-08-18): XXXX received credit report invoice but an increase in the invoice amount is not an actual changed circumstance and cannot be tested as such. An increase requires a change in circumstance that the lender did not or could not have known at the time of disclosure. TRID Grid 4.0, Appendix, Additional Considerations, Row 14 indicates:To illustrate, see examples of sufficient vs. insufficient COC reaXXXX. Cure is required.
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123228	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Guidelines require P&L to be prepared on CPA/EA/CTEC/Tax Attorney’s company letterhead. This and a signed 4506 are missing.				Reviewer Comment (XXXX-08-18): P&L on CPA’s company letterhead provided. 4506 not required for P&L.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123228	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX (XXXX), P&L Statement	Guidelines require P&L to be prepared on CPA/EA/CTEC/Tax Attorney’s company letterhead. This and a signed 4506 are missing.				Reviewer Comment (XXXX-08-18): P&L on CPA's company letterhead provided. 4506 not required for P&L.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123684	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123684	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing CPA License verification.				Reviewer Comment (XXXX-08-18): System cleared after a lender overlay was applied. Seller Comment (XXXX-08-14): (Rate Lock) Please waive due to guideline update	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123684	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing CPA License verification.				Reviewer Comment (XXXX-08-18): System cleared after a lender overlay was applied. Seller Comment (XXXX-08-14): (Rate Lock) Please waive due to guideline update	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123684	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing CPA License verification.				Reviewer Comment (XXXX-08-18): Lender overlay provided for CPA license verification. Seller Comment (XXXX-08-14): (Rate Lock) Please waive due to guideline update	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123684	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing CPA License verification.				Reviewer Comment (XXXX-08-18): System cleared after a lender overlay was applied. Seller Comment (XXXX-08-14): (Rate Lock) Please waive due to guideline update	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123684	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA License verification	Loan file is missing the CPA License verification.				Reviewer Comment (XXXX-08-18): Lender overlay provided for CPA license verification. Seller Comment (XXXX-08-14): (Rate Lock) Please waive due to guideline update	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123416	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception Requested for DSCR score less than 1 (.818). Seasoned investor multiple undisclosed REO found on XXXX. Living rent free at primary has 1 additional investment reporting on credit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 786	XXXX	Reviewer Comment (XXXX-08-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123404	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Provide Lender exception approval for DSCR calculation. Guidelines require a DSCR of 1, but the calculated DSCR is less than 1.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Guidelines Representative FICO: 660 Representative FICO: 749 B2 has stable employment of marketing manager which she has held for a little over 2 years.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-28): Please update the lender exception. Housing history does not apply as borrower has no housing history. Please also provide more compensating factors to waive the 3 lender exceptions.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123404	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	First-time investor and first-time homebuyer.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Guidelines Representative FICO: 660 Representative FICO: 749 B2 has stable employment of marketing manager which she has held for a little over 2 years.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-28): Please update the lender exception. Housing history does not apply as borrower has no housing history. Please also provide more compensating factors to waive the 3 lender exceptions.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123404	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	First-time investor and first-time homebuyer.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Guidelines Representative FICO: 660 Representative FICO: 749 B2 has stable employment of marketing manager which she has held for a little over 2 years.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-28): Please update the lender exception. Housing history does not apply as borrower has no housing history. Please also provide more compensating factors to waive the 3 lender exceptions.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123404	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Asking to allow gift funds for assets to close as a first-time investor loan.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Guidelines Representative FICO: 660 Representative FICO: 749 B2 has stable employment of marketing manager which she has held for a little over 2 years.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-07-28): Please update the lender exception. Housing history does not apply as borrower has no housing history. Please also provide more compensating factors to waive the 3 lender exceptions.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123439	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 28.36 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 762	XXXX	Reviewer Comment (XXXX-07-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123300	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	The Final Closing Disclosure does not specify the reason for no escrow.	Reviewer Comment (XXXX-09-24): Received Post-Close CD in trailing docs showing why there were no escrows.

Reviewer Comment (XXXX-09-10): XXXX received rebuttal comment. However, provided final CD in the loan file page 4 will not have escrow reason was not completed. A Corrected CD and LOE to borrower are required to disclose with will not have escrow reason on page 4 to complete remediation.

Seller Comment (XXXX-09-09): (Rate Lock)  Loan was changed from the initial conventional to a NQM-Bank Statement loan- when the loan was registered and locked it was locked with the waive of escrows. Initial Closing Disclosure was issued on XXXX and the final was done on XXXX. Escrows have always been waived. The only change from the initial to the final is the collection of quaterly taxes which are due XXXX 1, XXXX.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123300	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The Final Closing Disclosure does not specify the reason for no escrow.				Reviewer Comment (XXXX-09-10): XXXX received XXXX Initial CD, 3 business days prior to the consummation. Seller Comment (XXXX-09-09): (Rate Lock) Loan was changed from the initial conventional to a NQM-Bank Statement loan- when the loan was registered and locked it was locked with the waive of escrows. Initial Closing Disclosure was issued on XXXX and the final was done on XXXX. Escrows have always been waived. The only change from the initial to the final is the collection of quaterly taxes which are due XXXX 1, XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123300	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for a suburban property with a lot size of XXXX acres.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 97.29 Guideline Requirement: 6.00 Combined Loan to Value: 51.48005% Guideline Maximum Combined Loan to Value: 80.00000% Loan to Value: 51.48005% Guideline Maximum Loan to Value: 80.00000% DTI: 12.49412% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 759	XXXX	Reviewer Comment (XXXX-08-07): Waived with compensating factors per lender exception approval at origination.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123534	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (XXXX-07-23): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Second Home	Purchase	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123534	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)	LE was electronically signed on XXXX, E-sign consent agreement was signed on XXXX.				Reviewer Comment (XXXX-07-29): XXXX received earliest e-consent.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123534	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Loan file is missing the Trust agreement. Loan closed in a Trust.				Reviewer Comment (XXXX-08-06): Received Trust Agreement.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Second Home	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123384	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for property being zoned agricultural.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 127.22 Guideline Requirement: 12.00 Debt Service Coverage Ratio: 1.51 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 756	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123384	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 65.12121% exceeds Guideline loan to value percentage of 65.00000%.	Calculated loan to value percentage of 65.12121% exceeds Guideline loan to value percentage of 65.00000% for C/O transaction on rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 127.22 Guideline Requirement: 12.00 Debt Service Coverage Ratio: 1.51 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 756	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-13): (Rate Lock) Updated exception submitted for LTV	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123384	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 65.12121% exceeds Guideline combined loan to value percentage of 65.00000%.	Origination used a value of XXXX, however the appraised value is XXXX, resulting in a higher LTV/CLTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 127.22 Guideline Requirement: 12.00 Debt Service Coverage Ratio: 1.51 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 756	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-13): (Rate Lock) Updated exception submitted for LTV	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123338	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Disclosure Summary reflect the initial CD as XXXX, however this has not been provided.				Reviewer Comment (XXXX-07-23): XXXX received initial CD.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123204	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-08-05): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-04): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123359	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.77 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception Approval Requested for DSCR score Under 1.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 816 Reserves: 13.34 Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 80.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-22): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123263	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA license	Missing verification of CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123263	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification of CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123542	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	Final Closing Disclosure and Seller Closing Disclosures do not reflect the seller paid fees.	Reviewer Comment (XXXX-09-16): XXXX received final settlement statement

Seller Comment (XXXX-09-15): (Rate Lock) Master Final Settlement statement to show the seller credit of XXXX0.00

Reviewer Comment (XXXX-09-10): XXXX received Final CD.  However, no seller paid costs reflected on page 2. Hence, XXXX also require copy of Final Seller Settlement Statement to verify the fees paid by seller at closing. there are realtors involved which Seller would typically pay those costs.

Seller Comment (XXXX-09-08): (Rate Lock) Final TRID closing disclosure dated XXXX attached and includes the seller credit of XXXX0.00- Final closing disclosure also includes the XXXX0.00
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123542	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123542	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Verification	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123542	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123542	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123542	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123542	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-08-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123663	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Missing blanket policy.				Reviewer Comment (XXXX-08-31): Received hazard insurance in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) UPLOADED CURRENT POLICY	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123663	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Arm's length transaction between friends is ineligible for DSCR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 55.39 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 789	XXXX	Reviewer Comment (XXXX-08-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123663	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 55.39 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 789	XXXX	Reviewer Comment (XXXX-08-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123340	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (XXXX-07-22): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for property in Rural area with more than XXXXs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 20.84195% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence that the use of business funds will not have a negative impact on the business was not provided.				Reviewer Comment (XXXX-09-02): CFA provided Seller Comment (XXXX-08-31): (Rate Lock) Provided CFA for both companies Reviewer Comment (XXXX-08-28): 1008 provided in trailing docs shows UW performed a Cash Flow Analysis. Please provide the CFA both businesses. Reviewer Comment (XXXX-08-11): Please provide CPA letter which shows no negative impact for using business funds, Exception remains. Seller Comment (XXXX-08-08): (Rate Lock) confirms S/E 35+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence that the use of business funds will not have a negative impact on the business was not provided.				Reviewer Comment (XXXX-09-02): CFA provided Seller Comment (XXXX-08-31): (Rate Lock) Provided CFA for both companies Reviewer Comment (XXXX-08-28): 1008 provided in trailing docs shows UW performed a Cash Flow Analysis. Please provide the CFA both businesses. Reviewer Comment (XXXX-08-11): Please provide CPA letter which shows no negative impact for using business funds, Exception remains. Seller Comment (XXXX-08-08): (Rate Lock) confirms S/E 35+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Evidence that the use of business funds will not have a negative impact on the business was not provided.				Reviewer Comment (XXXX-09-02): CFA provided Seller Comment (XXXX-08-31): (Rate Lock) Provided CFA for both companies Reviewer Comment (XXXX-08-28): 1008 provided in trailing docs shows UW performed a Cash Flow Analysis. Please provide the CFA both businesses. Reviewer Comment (XXXX-08-11): Please provide CPA letter which shows no negative impact for using business funds, Exception remains. Seller Comment (XXXX-08-08): (Rate Lock) confirms S/E 35+ years	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain documentation that the businesses have been open for 2 years. The CPA letter provided does not show the start date of the businesses. Verification of CPA license was not found in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 20.84195% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.

Reviewer Comment (XXXX-09-02): The CPA letter provided does not show the start date of the businesses. It states that the borrower had been self-employed for XXXX. However, verification of 2 years businesses' existence was not provided. Guidelines require verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years.

Reviewer Comment (XXXX-08-28): The CPA letter provided does not show the start date of the businesses. It states that the borrower had been self-employed for XXXX. However, verification of 2 years businesses' existence was not provided. Guidelines require verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years. Lender overlay provided for CPA license verification.

Reviewer Comment (XXXX-08-13): Received third party verification and lender overlay applied for CPA verification.

Reviewer Comment (XXXX-08-11): The loan file does not contain documentation that the businesses have been open for 2 years. The CPA letter provided does not show the start date of the businesses. Lender overlay provided for CPA license verification.

Reviewer Comment (XXXX-08-11): Business entity is showing start date of XXXX is XXXX hence CPA letter stating that business is operating from last XXXX please provide business date of both business (XXXX and XXXX) also provide CPA Verification document hence CPA license is not provided, Exception remains.

Seller Comment (XXXX-08-08): (Rate Lock) confirms S/E 35+ years
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Evidence that the use of business funds will not have a negative impact on the business was not provided. The loan file does not contain documentation that the businesses have been open for 2 years. The CPA letter provided does not show the start date of the businesses. Verification of CPA license was not found in file.	Reviewer Comment (XXXX-09-11): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-09-02): The CPA letter verified borrower had been self-employed for XXXX. File is missing verification that XXXX XXXX and XXXX had been in existence for at least 2 years as required by guidelines. CFA was provided in trailing docs. Exception will clear once verification of businesses' existence has been verified and CPA license provided. CPA license required for P&L.

Seller Comment (XXXX-08-31): (Rate Lock) Provided CFA for both companies

Reviewer Comment (XXXX-08-13): Exception will be cleared when the evidence that the use of business funds will not negatively affect the business is provided.

Seller Comment (XXXX-08-08): (Rate Lock) confirms S/E 35+ years
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Evidence that the use of business funds will not have a negative impact on the business was not provided. The loan file does not contain documentation that the businesses have been open for 2 years. The CPA letter provided does not show the start date of the businesses. Verification of CPA license was not found in file.	Reviewer Comment (XXXX-09-11): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-09-02): The CPA letter verified borrower had been self-employed for XXXX. File is missing verification that XXXX XXXX and XXXX had been in existence for at least 2 years as required by guidelines. CFA was provided in trailing docs. Exception will clear once verification of businesses' existence has been verified and CPA license provided. CPA license required for P&L.

Seller Comment (XXXX-08-31): (Rate Lock) Provided CFA for both companies

Reviewer Comment (XXXX-08-24): The CPA letter verified borrower had been self-employed for XXXX. File is missing verification that XXXX XXXX had been in existence for at least 2 years. Evidence that the use of business funds will not have a negative impact on the business was not provided.

Reviewer Comment (XXXX-08-13): Exception will be cleared when the evidence that the use of business funds will not negatively affect the business is provided.

Reviewer Comment (XXXX-08-11): Business entity is showing start date of XXXX is XXXX hence CPA letter stating that business is operating from last XXXX please provide business date of both business (XXXX and XXXX) also provide CPA Verification document hence CPA license is not provided, Exception remains.

Seller Comment (XXXX-08-08): (Rate Lock) confirms S/E 35+ years
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance was exceeded for the Appraisal Fee. The fee amount of XXXX exceeds the tolerance of XXXX. XXXX was over the legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-18): XXXX Received Valid COC dated 0XXXX06 along with LOE showing detailed comments for increased appraisal fee.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance was exceeded for the Credit Report Fee. The fee amount of XXXX exceeds the tolerance of XXXX. XXXX was over the legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-07-27): Cured at closing or within 60 days of consummation prior to TPR review	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Evidence that the use of business funds will not have a negative impact on the business was not provided. The loan file does not contain documentation that the businesses have been open for 2 years. The CPA letter provided does not show the start date of the businesses. Verification of CPA license was not found in file.	Reviewer Comment (XXXX-09-11): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-09-02): The CPA letter verified borrower had been self-employed for XXXX. File is missing verification that XXXX XXXX and XXXX had been in existence for at least 2 years as required by guidelines. CFA was provided in trailing docs. Exception will clear once verification of businesses' existence has been verified and CPA license provided. CPA license required for P&L.

Seller Comment (XXXX-08-31): (Rate Lock) Provided CFA for both companies

Reviewer Comment (XXXX-08-13): Exception will be cleared when the evidence that the use of business funds will not negatively affect the business is provided.

Seller Comment (XXXX-08-08): (Rate Lock) confirms S/E 35+ years
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	The loan file does not contain documentation that the businesses have been open for 2 years. The CPA letter provided does not show the start date of the businesses. Verification of CPA license was not found in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 20.84195% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.

Reviewer Comment (XXXX-09-02): The CPA letter verified borrower had been self-employed for XXXX. File is missing verification that XXXX XXXX and XXXX had been in existence for at least 2 years as required by guidelines. CFA was provided in trailing docs. Exception will clear once verification of businesses' existence has been verified and CPA license provided. CPA license required for P&L.

Reviewer Comment (XXXX-08-28): The CPA letter provided does not show the start date of the businesses. It states that the borrower had been self-employed for XXXX. However, verification of 2 years businesses' existence was not provided. Guidelines require verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years. Lender overlay provided for CPA license verification.

Reviewer Comment (XXXX-08-13): Received third party verification and lender overlay applied for CPA verification.

Reviewer Comment (XXXX-08-11): Business entity is showing start date of XXXX is XXXX hence CPA letter stating that business is operating from last XXXX please provide business date of both business (XXXX and XXXX). CPA Verification not required.

Seller Comment (XXXX-08-08): (Rate Lock) confirms S/E 35+ years
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-18): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123599	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA letter provided does not show the start date of the businesses. It states that the borrower had been self-employed for XXXX. However, verification of 2 years businesses' existence was not provided. Guidelines require verification that borrower was self-employed for at least 2 years and that the business had been in existence for at least 2 years. Lender overlay provided for CPA license verification.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 20.84195% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived. Reviewer Comment (XXXX-09-02): The CPA letter verified borrower had been self-employed for XXXX. File is missing verification that XXXX XXXX and XXXX had been in existence for at least 2 years as required by guidelines. CFA was provided in trailing docs. Exception will clear once verification of businesses' existence has been verified and CPA license provided. CPA license required for P&L.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123490	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for subject being only XXXX sq ft. Subject is a condo and does not meet minimum sq footage of 500 sq ft.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 36.55325% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 801	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123490	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Verification	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123490	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123490	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception to allow 1.44% of annual budget allocated to reserves.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 36.55325% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 801	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-19): (Rate Lock) Exception requested	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis Fee Amount of XXXX exceeds tolerance of XXXX.				Reviewer Comment (XXXX-09-17): XXXX received Letter of Explanation, Proof of Delivery and Copy of Refund Check. Seller Comment (XXXX-09-15): (Rate Lock) Proof of mailing/delivery provided Reviewer Comment (XXXX-09-11): XXXX received LOX,Copy of refund check and proof of mailing. XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Hazard Insurance policy does not list Lender or Servicer, including successors and assigns.				Reviewer Comment (XXXX-08-26): Updated insurance policy provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		VOR is from an individual and 12-month payment history shows months where the borrower did not make the full payment amounts. LOEs in file from borrower and landlord indicate that when repairs were done to the property by the borrower, the landlord reduced the amount of rent for that month.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-13): Client elects to waive and down grade with comp. factors: Borrower has been employed in the same industry for more than 5 years.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Exception in file allowing 90% LTV on non-arm's length transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-13): Client elects to waive and down grade with comp factors. Borrower has been employed in the same industry for more than 5 years.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Exception in file allowing 90% LTV on non-arm's length transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-13): Client elects to waive and down grade with comp factors. Borrower has been employed in the same industry for more than 5 years.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.01100% exceeds Guideline total debt ratio of 45.00000%.	Updated XXXX DTI exceeds maximum allowable for LTV>80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-09): (Rate Lock) Exception approved	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Updated XXXX DTI exceeds maximum allowable for LTV>80%.				Reviewer Comment (XXXX-09-11): Loan is Non-QM. Seller Comment (XXXX-09-09): (Rate Lock) Exception approved	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.01100% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Updated XXXX DTI exceeds maximum allowable for LTV>80%.				Reviewer Comment (XXXX-08-26): Updated XXXX DTI exceeds maximum allowable for LTV>80%.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123577	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.01100% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Updated XXXX DTI exceeds maximum allowable for LTV>80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-09): (Rate Lock) Exception approved	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123493	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 27.68 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 742 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123529	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-08-04): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123529	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-04): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123529	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Incomplete Document: Note - Subject Lien is incomplete		The submitted Note document is incomplete, as Page 2 of 3 is missing. Please provide the fully executed and complete Note document.				Reviewer Comment (XXXX-08-06): Received Note in trailing docs.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123529	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Initial - Lender's is incomplete		Initial 1003 is not signed by the borrower and originator. Please provide the fully executed Initial 1003.				Reviewer Comment (XXXX-08-19): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-17): (Rate Lock) Please waive Reviewer Comment (XXXX-08-14): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-12): (Rate Lock) Lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123471	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Preliminary Report in the file does not show sufficient policy coverage. Provide evidence of title insurance with adequate policy coverage.				Reviewer Comment (XXXX-08-07): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123471	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-09-03): Received CFA analysis in trailing docs. Seller Comment (XXXX-09-01): (Rate Lock) UW was comfortable with assets in UW due to the lack of withdrawals other than transfers to another account. They just didn't complete a CFA.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123471	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business. Additionally, loan file is missing verification of the CPA license.				Reviewer Comment (XXXX-09-03): Received CFA analysis in trailing docs. Reviewer Comment (XXXX-08-12): Lender overlay provided for CPA license verification. Verification not required.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123471	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business. Additionally, loan file is missing verification of the CPA license.				Reviewer Comment (XXXX-09-03): Received CFA analysis in trailing docs. Reviewer Comment (XXXX-08-12): Lender overlay provided for CPA license verification. Verification not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123471	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business. Additionally, loan file is missing verification of the CPA license.				Reviewer Comment (XXXX-09-03): Received CFA analysis in trailing docs. Reviewer Comment (XXXX-08-12): Lender overlay provided for CPA license verification. Verification not required.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123471	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing evidence that the withdrawal of funds from the business account will not have a negative impact on the business.				Reviewer Comment (XXXX-09-03): Received CFA analysis in trailing docs. Seller Comment (XXXX-09-01): (Rate Lock) UW was comfortable with assets in UW due to the lack of withdrawals other than transfers to another account. They just didn't complete a CFA.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123471	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123471	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	Loan file is missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123645	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Estimated Values	Final Closing Disclosure used for fees provided on XXXX contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared. (Post-Close/XXXX)	Final Closing Disclosure used for fees provided on XXXX contains a holdback for HOA violations fo rthe Seller.	Reviewer Comment (XXXX-09-10): XXXX received additional information confirming holdback for HOA violation funds and would not be a finance charge related fee.

Seller Comment (XXXX-09-04): (Rate Lock) I have included the preliminary title to reference the HOA Violation- there is a notice of delinquent assessment reflected which would be the HOA Violation the sellers had.
 A NOTICE OF DELINQUENT ASSESSMENT, a certified copy of which was recorded XXXX of Official Records.  Entry Date: XXXX 16, XXXX Debtor: The XXXX XXXX dated XXXX XXXX, XXXX Creditor: XXXX XXXXs Planned CommXXXX Assoc Amount: XXXX and any other amounts due thereunder. Filing attorney's information:  Name: XXXX

Reviewer Comment (XXXX-09-04): Final CD does not show Holdback fees. These are reflected on the PCCD issued v

Seller Comment (XXXX-09-02): (Rate Lock) Final CD showing no HOA holdback violation.
																			XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123645	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for Borrower cannot provide a rent-free letter. XXXX	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 17.44 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 778	XXXX	Reviewer Comment (XXXX-08-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123645	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.30955% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds guideline max of 43% for a borrower living rent free anytime within the last 12 months.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 17.44 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 778	XXXX	Reviewer Comment (XXXX-08-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123645	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to DTI exceeds guideline max of 43% for a borrower living rent free anytime within the last 12 months.				Reviewer Comment (XXXX-08-26): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123645	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	DTI exceeds guideline max of 43% for a borrower living rent free anytime within the last 12 months.				Reviewer Comment (XXXX-08-26): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123645	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.30955% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds guideline max of 43% for a borrower living rent free anytime within the last 12 months.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 17.44 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 778	XXXX	Reviewer Comment (XXXX-08-26): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123645	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rent free letter was not provided in file.				Reviewer Comment (XXXX-08-26): Cleared.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		D	B	C	B	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123129	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/XXXX)	Final Closing Disclosure dated XXXX confirmed that Homeowner's Insurance is not escrowed, as not included in Page 2, Section G, and Page 1 of the Closing Disclosure.				Reviewer Comment (XXXX-09-14): Cured prior to discovery. Seller Comment (XXXX-09-11): (Rate Lock) uploaded disclosure tracking page and re-disclosures Reviewer Comment (XXXX-09-09): Please provide a copy of the LOE provided to the borrower to complete cure. Seller Comment (XXXX-09-08): (Rate Lock) uploaded correct final closing disclosure	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123129	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.	Title policy amount of XXXX in commitment title policy is less than the note amount of XXXX.				Reviewer Comment (XXXX-08-18): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123129	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file missing evidence of borrower's percentage of ownership of the business used to qualify.				Reviewer Comment (XXXX-08-31): Received Operating agreement in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) BUSINESS SEARCH SHOW INDIVIDUAL AND OPERATING AGREEMENT PROVIDED	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123129	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan file missing evidence of borrower's percentage of ownership of the business used to qualify.				Reviewer Comment (XXXX-09-03): System cleared after Operating Agreement was provided. Seller Comment (XXXX-09-01): (Rate Lock) uploaded verification of business owned 100% individual	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123129	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Loan file missing evidence of borrower's percentage of ownership of the business used to qualify.				Reviewer Comment (XXXX-09-03): System cleared after Operating Agreement was provided. Seller Comment (XXXX-09-01): (Rate Lock) uploaded verification of business owned 100% individual	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123129	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file missing evidence of borrower's percentage of ownership of the business used to qualify.				Reviewer Comment (XXXX-09-03): System cleared after Operating Agreement was provided. Seller Comment (XXXX-09-01): (Rate Lock) uploaded verification of business owned 100% individual	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123511	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	Title policy amount is not provided on title preliminary.				Reviewer Comment (XXXX-08-19): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123167	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	List Price was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal reads property was listed for sale prior to 12 months of appraisal effective date. However, property listed price is not provided on appraisal. Provide corrected Appraisal.				Reviewer Comment (XXXX-08-27): Information not available. Seller Comment (XXXX-08-26): (Rate Lock) Prior listing was FSBO and per appraisal note on Market Conditions Addendum, data was not available on MLS.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123167	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Insufficient data provided to check variance between list price and sales price.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal reads property was listed for sale prior to 12 months of appraisal effective date. However, property listed price is not provided on appraisal. Provide corrected Appraisal.				Reviewer Comment (XXXX-08-27): Information not available. Seller Comment (XXXX-08-26): (Rate Lock) Prior listing was FSBO and per appraisal note on Market Conditions Addendum, data was not available on MLS.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123167	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Verification	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123167	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123582	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX, II 1040 - Schedule C (XXXX), 1120S (XXXX), K-1 (XXXX), P&L Statement	Missing XXXX 1040 - Schedule C (XXXX XXXX), 1120S (XXXX), K-1(XXXX), YTD P&L (XXXX).				Reviewer Comment (XXXX-08-18): Income docs provided in trailing documents. Seller Comment (XXXX-08-14): (Rate Lock) Less than 25% owner of XXXX, YTD P&L not required	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation mismatch due to loan missing income documents.				Reviewer Comment (XXXX-08-18): System cleared after most recent tax return provided. Seller Comment (XXXX-08-14): (Rate Lock) Less than 25% owner of XXXX, YTD P&L not required	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXXX,XXXX XXXX Alternative Income/Schedule K-1 less than 25 Percent)	Loan file is missing YTD Profit and Loss Statement for XXXX.				Reviewer Comment (XXXX-08-18): System cleared after most recent tax return provided. Seller Comment (XXXX-08-14): (Rate Lock) Less than 25% owner of XXXX, YTD P&L not required	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Originator Loan Designation mismatch due to loan missing income documents. Missing XXXX 1040 - Schedule C (XXXX XXXX), 1120S (XXXX), K-1(XXXX), YTD P&L (XXXX).				Reviewer Comment (XXXX-08-18): System cleared after Income docs were provided in trailing documents. Seller Comment (XXXX-08-14): (Rate Lock) Less than 25% owner of XXXX, YTD P&L not required	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Most recent tax return missing in file.				Reviewer Comment (XXXX-08-18): System cleared after most recent tax return provided.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123582	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure dated XXXX was not provided in file.				Reviewer Comment (XXXX-08-17): XXXX received initial CD.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123674	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Archive/Doc Storage/Warehouse Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (77254)	Title - Archive/Doc Storage/Warehouse Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. The file does not contain a valid Changed Circumstance for this fee, and no evidence of cure was found in the file.	Reviewer Comment (XXXX-09-10): XXXX received Letter of explanation, Final SS and Corrected Closing disclosure.

Reviewer Comment (XXXX-09-08): XXXX received XXXX Corrected CD.  Missing copy of LOE to borrower explaining corrections.  Fees match to final settlement statement for final for fees.

Seller Comment (XXXX-09-08): (Rate Lock) Final SS provided showing the fee did not increase and is XXXX therefore no cure needed

Seller Comment (XXXX-09-04): (Rate Lock) The only LE was the initial in which all fees all fees are listed in the section. We did not know at the time the borrower was going to shop.

Reviewer Comment (XXXX-09-04): XXXX received rebuttal. The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title-Archive fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD,  LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (XXXX-09-03): (Rate Lock) The SSPL confirms the borrower did in fact shop for these fees and they are not held to a tolerance

Reviewer Comment (XXXX-09-01): XXXX received rebuttal comment. However, the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required. Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (XXXX-08-31): (Rate Lock) exception was obtained on the XXXX, please clear

Seller Comment (XXXX-08-29): (Rate Lock) Borrower shopped for fees therefore this should not be held to tolerance. Additionally, per the SS when we discovered fees on XXXX we re-disclosed the same fees prepared by escrow on XXXX4 when we were made aware. As per the SS, the fees are not the same, we have limited names of what we can enter into the system therefore no cure should be needed.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123674	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	The title policy amount was not provided in the preliminary title policy.				Reviewer Comment (XXXX-08-20): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-18): (Rate Lock) lender accepts EV2	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123674	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Documentation indicates that borrower is on temporary leave of absence. File is missing the date in which borrower began leave.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	XXXX is on Temporary Leave of Absence, and the Date Leave Began was not provided.	Reviewer Comment (XXXX-09-08): Letter, verif of income, benefit letter with start date provided.

Seller Comment (XXXX-09-04): (Rate Lock) Leave docs provided

Reviewer Comment (XXXX-09-02): Guidelines require YTD paystub prior to temporary leave and documentation evidencing amount, duration and consistency of all temporary leave income sources. Duration and YTD paystub prior to temporary leave were not provided in file.

Seller Comment (XXXX-08-31): (Rate Lock) exception was obtained on the XXXX and we closed on the XXXX, please clear

Reviewer Comment (XXXX-08-24): The date leave of absence began for XXXX was not provided in file. Please provide.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123674	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved to allow borrower employed for less than six months after an extended absence (defined as 6 months). Last XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 56.92308% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-31): (Rate Lock) exception was obtained on the XXXX and we closed on the XXXX, please clear	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123674	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower employed for less than six months after an extended absence (defined as 6 months). Last employed XXXX.				Reviewer Comment (XXXX-09-08): Letter, verif of income, benefit letter with start date provided. Seller Comment (XXXX-09-04): (Rate Lock) Leave docs provided Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. This will be cleared once documents are provided for temporary leave of absence for XXXX. Seller Comment (XXXX-08-31): (Rate Lock) exception was obtained on the XXXX and we closed on the XXXX, please clear	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123674	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower employed for less than six months after an extended absence (defined as 6 months). Last employed XXXX.				Reviewer Comment (XXXX-09-08): Letter, verif of income, benefit letter with start date provided. Seller Comment (XXXX-09-04): (Rate Lock) Leave docs provided Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. This will be cleared once documents are provided for temporary leave of absence for XXXX. Seller Comment (XXXX-08-31): (Rate Lock) exception was obtained on the XXXX and we closed on the XXXX, please clear	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123674	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower employed for less than six months after an extended absence (defined as 6 months). Last XXXX.				Reviewer Comment (XXXX-08-20): Received letter of explanation in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123674	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Borrower employed for less than six months after an extended absence (defined as 6 months). Last XXXX.	Reviewer Comment (XXXX-09-08): Letter, verif of income, benefit letter with start date provided.

Seller Comment (XXXX-09-04): (Rate Lock) Leave docs provided

Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. This will be cleared once documents are provided for temporary leave of absence for XXXX.

Seller Comment (XXXX-08-31): (Rate Lock) exception was obtained on the XXXX and we closed on the XXXX, please clear

Reviewer Comment (XXXX-08-24): To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to allow borrower who had been employed for less than 6 months after an extended absence.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123489	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file is missing information to show borrower has been self employed for at least 2 years. Third party verification/ CPA letter shows business was opened in XXXX.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00.	Loan to Value: 68.32553% Guideline Maximum Loan to Value: 80.00000% DTI: 15.26086% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 784 Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-09-01): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-08-28): (Rate Lock) full exception reads: Post Close - proceed with exception without evidence of 3 years in same line of work.  Borrower's business was formed XXXX and priorXXXX was only verified to XXXX via CPA letter.

Reviewer Comment (XXXX-08-26): Borrowers who have less than 2 years of business existence, but more than 1 year can be considered with documentation of a minimum of 3 years employment history in the same line of work or related profession, prior to starting their own business and being self-employed. The CPA letter provided in file states FortuneXXXX was opened in XXXX, without specifying the exact date it was opened. Please provide CPA letter with exact date started to verify 3 years employment history in same line of work.

Seller Comment (XXXX-08-25): (Rate Lock) CPA letter confirms self employed over 2 years.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123633	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for cash out of a property acquired by quit claim deed on XXXX that has not met 6 month seasoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 71.25 Guideline Requirement: 6.00 Loan to Value: 38.63636% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123251	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance policy has a coverage shortfall of XXXX.	Reviewer Comment (XXXX-09-21): Hazard Insurance with Replacement Cost provided.

Reviewer Comment (XXXX-09-10): Please provide the Replacement Cost Estimate to verify the Dwelling does cover the Replacement cost.

Seller Comment (XXXX-09-08): (Rate Lock) Page 7 of 8 confirms subject property has replacement cost coverage afforded on a replacement cost basis. This is sufficient per guideline: The property insurance policy must provide coverage on a replacement cost basis, with the exception of roofs; property insurance policies that provide such terms of coverage will be deemed to provide sufficient coverage.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123405	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash out transactions are not allowed for borrowers who have lived rent-free anytime within the last 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 24.68 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 761	XXXX	Reviewer Comment (XXXX-07-31): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123571	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.75 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 0.00 is less than guideline PITIA months reserves of 6.00.	Reviewer Comment (XXXX-09-11): Received assets documents in trailing documents.

Reviewer Comment (XXXX-09-11): Lender exception provided does not include an exception for insufficient reserves.

Reviewer Comment (XXXX-08-24): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception ExplanationXXXXlculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (XXXX-08-24): Bank statements from XXXX provided in trailing documents for verification of assets. Please provide an updated final 1003 reflecting these assets.

Reviewer Comment (XXXX-08-19)XXXXlculated reserves has been updated to 3.75months which is still less than the required 6 months.

Seller Comment (XXXX-08-17): (Rate Lock) Ac3#XXXX updated to reflect the transfer of XXXXk to #XXXX. Please update balance on #XXXX per the transaction history provided reflects balance of XXXX as of XXXX6. The outgoing wire to escrow for closing is the XXXX - doc from escrow was provided to evidence receipt of this.

Reviewer Comment (XXXX-08-12): 1003 shows a balance of XXXX used for account endingXXXX Please provide updated 1003 to reflect statement balance for XXXX. Bank statement provided in trailing documents shows a transfer of XXXX from account endingXXXX. This will be excluded from the bank balance.

Seller Comment (XXXX-08-10): (Rate Lock) Updated asset transaction attached as well as doc from escrow to show the money transfer to them from this account for closing
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123571	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Available for closing is insufficient to cover cash from borrower. Documented qualifying assets for closing of XXXX is less than cash from borrower of XXXX. (EMD XXXX+ XXXX (CTC) + XXXX (POCs) = XXXX.	Reviewer Comment (XXXX-08-19): Received bank statements in trailing docs.

Seller Comment (XXXX-08-17): (Rate Lock) Ac3XXXX updated to reflect the transfer of XXXXk to XXXX. Please update balance on XXXX per the transaction history provided reflects balance of XXXX as of XXXX6. The outgoing wire to escrow for closing is the XXXX - doc from escrow was provided to evidence receipt of this.

Reviewer Comment (XXXX-08-12): 1003 shows a balance of XXXX used for account endingXXXX Please provide updated 1003 to reflect statement balance for XXXX. Bank statement provided in trailing documents shows a transfer of XXXX from account endingXXXX. This will be excluded from the bank balance.

Seller Comment (XXXX-08-10): (Rate Lock) Updated asset transaction attached as well as doc from escrow to show the money transfer to them from this account for closing
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123571	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Missing assets to cover 6 months reserves and funds to close.	Reviewer Comment (XXXX-09-11): Received assets documents in trailing documents.

Reviewer Comment (XXXX-09-11): Lender exception provided does not include an exception for insufficient reserves.

Reviewer Comment (XXXX-08-24): Bank statements from XXXX provided in trailing documents for verification of assets. Please provide an updated final 1003 reflecting these assets.

Reviewer Comment (XXXX-08-19)XXXXlculated reserves has been updated to 3.75months which is still less than the required 6 months.

Seller Comment (XXXX-08-17): (Rate Lock) Ac3XXXX updated to reflect the transfer of XXXXk to XXXX. Please update balance on XXXX per the transaction history provided reflects balance of XXXX as of XXXX6. The outgoing wire to escrow for closing is the XXXX - doc from escrow was provided to evidence receipt of this.

Reviewer Comment (XXXX-08-12): 1003 shows a balance of XXXX used for account endingXXXX Please provide updated 1003 to reflect statement balance for XXXX. Bank statement provided in trailing documents shows a transfer of XXXX from account endingXXXX. This will be excluded from the bank balance.

Seller Comment (XXXX-08-10): (Rate Lock) Updated asset transaction attached as well as doc from escrow to show the money transfer to them from this account for closing
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123571	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Twelve months verification of housing payment history was not provided. Only 2 months verification provided for current residence, missing XXXX XXXX to XXXX XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 24mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 44.52909% Guideline Maximum DTI: 55.00000% Guidelines Representative FICO: 660 Representative FICO: 772	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-09-10): (Rate Lock) loan closed 0XXXXXXXX.  We have a bank statement with the XXXXXXXX payment, credit has 0XXXXXXXX & 0XXXXXXXX, VOR has 0XXXXXXXX-0XXXXXXXX. So we have 6 payments in last 12 months.  Getting exception for the other 6

Reviewer Comment (XXXX-08-19): Please provide a lender exception accepting only 2 months of housing history.

Seller Comment (XXXX-08-17): (Rate Lock) In regard to the borrower's primary residence. The borrower bought the property inXXXX, gut renovated the house and moved in, in XXXX XXXX. The house was free and clear until XXXX XXXX when he closed on his mortgage.

Reviewer Comment (XXXX-08-12): Only 2 months are reporting on credit.

Seller Comment (XXXX-08-12): (Rate Lock) There primary mortgage is tied to XXXX which is on their credit
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123612	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use long term market rent for qualifying. Compensating factors do not support downgrading/waiving of the exception. Provide additional compelling compensating factors for consideration of downgrad-ing/waiving exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 734 The DSCR of 1.42 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-03): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-09-01): (Rate Lock) updated exception request with additional compensating factors	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123281	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is a unique property that does not have similar 4 unit comps.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 17.03 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123496	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	File is missing verification that borrower has been self-employed at least 2 years.	Reviewer Comment (XXXX-09-14): Received CPA letter in trailing docs.

Seller Comment (XXXX-09-10): (Rate Lock) Uploaded updated CPA indicating exact start date of business as requested.

Reviewer Comment (XXXX-08-27): CPA letter provided in file states that the CPA prepared the borrower's Federal income tax returns for XXXX & XXXX. However, the exact start date of business is not specified to verify whether borrower had been self-employed for at least 2 years. To Satisfy the 2 years requirement, we need the exact start of business.

Seller Comment (XXXX-08-26): (Rate Lock) Please refer to uploaded CPA Letter.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123496	XXXX	XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (XXXX-08-27): E-sign consent provided Seller Comment (XXXX-08-26): (Rate Lock) Uploaded signed consent agreement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123496	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing verification that borrower has been self-employed for at least 2 years.	Reviewer Comment (XXXX-09-14): Received CPA letter in trailing docs.

Seller Comment (XXXX-09-10): (Rate Lock) Uploaded updated CPA indicating exact start date of business as requested.

Reviewer Comment (XXXX-08-27): CPA letter provided in file states that the CPA prepared the borrower's Federal income tax returns for XXXX & XXXX. However, the exact start date of business is not specified to verify whether borrower had been self-employed for at least 2 years. To Satisfy the 2 years requirement, we need the exact start of business.

Seller Comment (XXXX-08-26): (Rate Lock) Please refer to uploaded CPA Letter.
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123496	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing verification that borrower has been self-employed for at least 2 years.	Reviewer Comment (XXXX-09-14): Received CPA letter in trailing docs.

Seller Comment (XXXX-09-10): (Rate Lock) Uploaded updated CPA indicating exact start date of business as requested.

Reviewer Comment (XXXX-08-27): CPA letter provided in file states that the CPA prepared the borrower's Federal income tax returns for XXXX & XXXX. However, the exact start date of business is not specified to verify whether borrower had been self-employed for at least 2 years. To Satisfy the 2 years requirement, we need the exact start of business.

Seller Comment (XXXX-08-26): (Rate Lock) Please refer to uploaded CPA Letter.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123496	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing verification that borrower has been self-employed for at least 2 years.	Reviewer Comment (XXXX-09-14): Received CPA letter in trailing docs.

Seller Comment (XXXX-09-10): (Rate Lock) Uploaded updated CPA indicating exact start date of business as requested.

Reviewer Comment (XXXX-08-27): CPA letter provided in file states that the CPA prepared the borrower's Federal income tax returns for XXXX & XXXX. However, the exact start date of business is not specified to verify whether borrower had been self-employed for at least 2 years. To Satisfy the 2 years requirement, we need the exact start of business.

Seller Comment (XXXX-08-26): (Rate Lock) Please refer to uploaded CPA Letter.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123496	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing verification that borrower has been self-employed for at least 2 years.	Reviewer Comment (XXXX-09-14): Received CPA letter in trailing docs.

Seller Comment (XXXX-09-10): (Rate Lock) Uploaded updated CPA indicating exact start date of business as requested.

Reviewer Comment (XXXX-08-27): CPA letter provided in file states that the CPA prepared the borrower's Federal income tax returns for XXXX & XXXX. However, the exact start date of business is not specified to verify whether borrower had been self-employed for at least 2 years. To Satisfy the 2 years requirement, we need the exact start of business.

Seller Comment (XXXX-08-26): (Rate Lock) See uploaded CPA letter for review.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123496	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for using commingled personal bank statements for income, which is a joint account.	Borrower has verified disposable income of at least XXXX0.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 13.58 Guideline Requirement: 6.00 DTI: 18.85803% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 762	XXXX	Reviewer Comment (XXXX-08-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123202	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The preliminary title report in the file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-12): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123202	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash-out transactions are not allowed for borrowers who have lived rent-free within the most recent 12 months. Lender exception approval provided for cash out transactions are not allowed for borrowers who have lived rent free within the most recent 12.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 758	XXXX	Reviewer Comment (XXXX-08-11): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123133	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-31): XXXX received rate lock document with additional information to support a pricing change to decrease the lender credit. Seller Comment (XXXX-08-28): (Rate Lock) lock confirmation states due to 12 month bank statement Reviewer Comment (XXXX-08-25): XXXX received XXXX COC. However, this does not sufficiently explain the reason for the credit decrease. Please provide supporting documentation or a detailed explanation to substantiate the pricing changed to decrease the lender credit or Cure is required to borrower.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123163	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (XXXX-09-01): Received Purchase contract in trailing docs.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123163	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-11): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123163	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure does not indicate reason for not having escrow account.				Reviewer Comment (XXXX-09-15): XXXX received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123172	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-09-03): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123172	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has 2 large deposits that are business loans (One for XXXX on XXXX and one for XXXX on XXXX). UW not able to back out and still have sufficient funds. Also noted is that the XXXX deposit has been cycled through so to say (more than this amount has been deducted since XXXX).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Reserves: 13.48 Guideline Requirement: 6.00 The borrower has 11 Years of Experience.	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123172	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Reserves: 13.48 Guideline Requirement: 6.00 The borrower has 11 Years of Experience.	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123567	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Variance between sales price and list price is greater than or equal to 20%.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (XXXX-09-01): Client accepted variance. Reviewer Comment (XXXX-09-01): Will be cleared with client acceptance. Buyer Comment (XXXX-09-01): Waived on Rate Lock: Exception approved Reviewer Comment (XXXX-08-25): This is a XXXX exception, They have been emailed as this is an exception they requested. We will comment if they require additional information. ] Seller Comment (XXXX-08-21): (Rate Lock) XXXX pricing history - please advise what more is needed.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123567	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV exceeds guidelines requirements for borrower living rent-free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Reserves: 18.31 Guideline Requirement: 6.00 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123567	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV exceeds guidelines requirements for borrower living rent-free.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 18.31 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123567	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Corporate byXXXXs	Shareholder agreement provided is not signed. Shareholder agreement provided is an amended agreement. Please provide the initial agreement/ corporate byXXXXs as well as the signed amended Shareholder agreement.				Reviewer Comment (XXXX-08-25): Received signed agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123567	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Corporate byXXXXs is missing to verify borrower's business ownership percentage.				Reviewer Comment (XXXX-08-25): Received signed agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123567	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing corporate byXXXXs to determine the borrower's business ownership percentage.				Reviewer Comment (XXXX-08-25): Received signed agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123567	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing corporate byXXXXs to determine the borrower's business ownership percentage.				Reviewer Comment (XXXX-08-25): Received signed agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123567	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing corporate byXXXXs to determine the borrower's business ownership percentage.				Reviewer Comment (XXXX-08-25): Received signed agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123148	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Evidence of Rent loss insurance missing in the file.				Reviewer Comment (XXXX-09-28): Received Landlord policy insurance in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123148	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 160.77 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123226	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Regular APR Change	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Corrected Closing Disclosure issued on XXXX contains a change in APR, and a complete Closing Disclosure was not received by the borrower at least three (3) business days prior to Note.	Reviewer Comment (XXXX-09-23): Received interim CD

Reviewer Comment (XXXX-09-17): In this situation the APR and the Finance charge did not decrease. the APR decreased but the finance charge increased. Since the finance charge increased the APR and thereby the finance charge was not overstated and a three-day waiting period was required.

Reviewer Comment (XXXX-09-08): XXXX received rebuttal that APR decreased.  However, that a APR decreases does not necessarily exclude from the 3 day waiting period if the Finance Charge was not also overstated like APR.  On this loan the Finance Charge increased on the 8-18 final CD from the 8-14 prior CD.  CFPB has further clarified this scenario in FAQ Question XXXX: Under 1026.19(f)(2)(ii), if the annual percentage rate disclosed under 1026.38(o)(4) becomes inaccurate, as defined in 1026.22, a new 3-day waiting period is required and the creditor must ensure that the consumer receives the corrected disclosures at least 3 business days prior to consummation.  The CFPB clarifies this point further, specific to APR decreases, in Question XXXX of its published FAQS (FAQs published in 2019 to clarify and further expand on the bXXXX notation in the 2018 Small Entity Compliance guide indicating APR decreases do not trigger an additional 3-day waiting period): https://www.consumerfinance.gov/compliance/compliance-resources/mortgage-resources/tila-respa-integrated-disclosures/tila-respa-integrated-disclosure-faqs/#corrected-closing-disclosures.  A disclosed APR is accurate under Regulation Z if the difference between the disclosed APR and the actual APR for the loan is within an applicable tolerance in Regulation Z, 12 CFR § 1026.22(a). For transactions secured by real property or a dwelling, Regulation Z includes several tolerances that might apply, including a tolerance whereby the disclosed APR is considered accurate if it results from the disclosed finance charge being overstated. See 12 CFR § 1026.22(a)(4). The APR disclosed on the 1XXXX4 CD (which is the last CD received by the borrower at least 3-business days prior to consummation) is 7.208%. The 1XXXX7 CD discloses an APR of 7.04% which is an APR decrease of 0.168% which exceeds the tolerance for accuracy under 1026.22 of 0.125%. Pursuant to 1026.22(a)(4) an overstated would be considered accurate if it results from the disclosed finance charge being overstated. In the case of this loan, the corresponding disclosed finance charge on the 1XXXX4 CD (XXXX) was NOT overstated, therefore the provision under 1026.22(a)(4) would not apply, and the overstated APR of 7.208% compared to the new APR of 7.04% would be considered “inaccurate” under 1026.22 and require a new 3-day waiting period. CD Issue Date:    Disclosed APR:    Finance Charge:    In the same CFPB FAQ, the Bureau points to the Federal Reserve’s Consumer Compliance Outlook, First Quarter 2011 available at: www.consumercomplianceoutlook.org/201XXXXfirst-quarter/mortgage-disclosure-improvement-act/ which provides additional information related to APR accuracy. Below is an excerpt from the aforementioned Federal Reserve Consumer Compliance Outlook:   Lenders must be very careful in assuming that overstated APRs do not trigger redisclosure and a three-business-day waiting period. Make sure your system is not automatically set up to generate corrected TILA disclosures only if the disclosed APR is understated. To apply the MDIA rules correctly and avoid violations of Regulation Z, lenders must determine the cause of the overstatement. An overstated APR that corresponds directly with an overstated finance charge is within tolerance and redisclosure is not required. However, not every overstatement of an APR is caused by an overstated finance charge. If there is no finance charge overstatement and the disclosed APR exceeds the XXXX8 of a percent tolerance (XXXX4 of a percent for irregular transactions), or if the disclosed APR exceeds the APR corresponding to an overstated finance charge, redisclosure with a three-business-day waiting period is required. Specific issues and questions should be raised with the consumer compliance contact at your Reserve Bank or with your primary regulator.  In sum, the APR disclosed on 1XXXX4 decreased as a result of the increase in loan amount and fee adjustments and this resulted in the previously disclosed APR of 7.208% to decrease beyond the .125 tolerance for accuracy under 1026.22 and because the decrease does not correspond to an overstated finance charge, the APR is not considered accurate under 1026.22(a)(4) which in turn triggers the additional 3-day waiting period requirement under 1026.19(f)(2)(ii) applicable when a previously disclosed APR “becomes inaccurate” as defined under 1026.22.  https://www.consumerfinance.gov/compliance/compliance-resources/mortgage-resources/tila-respa-integrated-disclosures/tila-respa-integrated-disclosure-faqs/   https://www.consumercomplianceoutlook.org/201XXXXfirst-quarter/mortgage-disclosure-improvement-act/     The overstated APR would have to result from the overstated finance charge in order to be considered ‘accurate’ and therefore not trigger an additional 3-day waiting period. See below from the Federal Reserve’s Consumer Compliance Outlook:  An overstated APR that corresponds directly with an overstated finance charge is within tolerance and redisclosure is not required. However, not every overstatement of an APR is caused by an overstated finance charge. If there is no finance charge overstatement and the disclosed APR exceeds the XXXX8 of a percent tolerance (XXXX4 of a percent for irregular transactions), or if the disclosed APR exceeds the APR corresponding to an overstated finance charge, redisclosure with a three-business-day waiting period is required.  The general rule for determining the accuracy of an APR for transactions secured by real property is that if the finance charge is overstated, and as a result, the corresponding APR is overstated, that APR would be considered accurate. Therefore, it is tempting to presume that any overstatement of an APR for transactions secured by real property would never trigger the three-business-day waiting period in addition to redisclosure. However, this presumption is not always correct. Overstatements of APRs can trigger redisclosure along with the three-business-day waiting period, as illustrated in the example below.  Assume an XXXX loan secured by real property with an annual interest rate of 13 percent with no prepaid finance charges, and 60 monthly payments of XXXX. However, the lender included a XXXX title search fee as a finance charge. The title search fee is not a finance charge. With no other charges except interest, the actual APR in this example would be 13 percent. The APR that corresponds to the XXXX overstated finance charge would be 14.71 percent. The lender disclosed a 14.85 percent APR, which is unrelated to the overstated finance charge.  …a disclosed APR that is not the direct result of an overstated finance charge can be subject to redisclosure even if the APR is overstated. If the disclosed APR is overstated beyond the APR that corresponds to the overstated finance charge, 14.71 percent in this example, the disclosed APR is not considered accurate, which triggers the rules of redisclosure, including an additional three-business-day waiting period.  Timing was not met as the 8-18 CD was not received 3 business days prior to consummation.

Seller Comment (XXXX-09-04): (Rate Lock) The APR decreased and does not warrant re-opening the 3-day waiting period. The final APR was 6.636% and the CD prior was 6.782% This is a decreased and the borrower is not required to view if the APR decreases.

Reviewer Comment (XXXX-09-03): Consummation was on XXXX19, which means any change received would have to be received by XXXX15. the last APR received by the borrower 3 or more days prior to closing was the XXXX13 CD received on the same date with an APR of 6.769%. The final CD shows an APR of 6.636% percent, or a change of .133%.  While the APR did decline, the finance charge did not which indicates the finance charge was not overstated and a three-day waiting period was required.

Seller Comment (XXXX-09-02): (Rate Lock) Reviewed CD in question and other CD's and APR did not change, it has always been 6.375%
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123226	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX ODs in the most recent 12 months on XXXX Property XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 70.00000% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123257	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Closing Disclosure did not indicate why the loan will not have an escrow account.				Reviewer Comment (XXXX-08-19): XXXX received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123257	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Disclosure dated XXXX was not provided.				Reviewer Comment (XXXX-08-17): XXXX received 0XXXX2 CD received 3 business days prior to consummation.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123257	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Cure provided at closing.				Reviewer Comment (XXXX-08-12): Cured at closing or within 60 days of consummation prior to TPR review	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123257	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan discount points as per the Loan Estimate XXXX and on the final Closing Disclosure XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-17): XXXX Received Valid COC dated 0XXXX4 and 0XXXX31 along with revised CD.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123257	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Credit report per the Loan Estimate XXXX and on the final Closing Disclosure XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-12): Cured at closing or within 60 days of consummation prior to TPR review	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123257	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.					Reviewer Comment (XXXX-08-13): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123257	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-08-17): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123257	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-17): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123187	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-24): XXXX received COC dated 0XXXX4. Seller Comment (XXXX-08-21): (Rate Lock) Valid COC for lender credit decrease: loan amount and purchase price were changed Reviewer Comment (XXXX-08-19): XXXX received COC dated XXXX whereas the lender credit decreased on CD dated XXXX. Kindly provide a valid COC for lender credit decreased or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123243	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for first time investor using gift funds.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123569	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing third-party verification of employment verifying business is active.				Reviewer Comment (XXXX-09-17): Received CPA Letter. Seller Comment (XXXX-09-16): (Rate Lock) I have highlighted the letter showing active - please clear condition Reviewer Comment (XXXX-09-04): CPA letter provided does not show business as active. Please provide documentation dated within 90 days prior to the note date evidencing business was active. Seller Comment (XXXX-09-02): (Rate Lock) cpa letter uploaded	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123569	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third-party verification of employment verifying business is active.				Reviewer Comment (XXXX-09-17): Received CPA Letter. Seller Comment (XXXX-09-16): (Rate Lock) I have highlighted the letter showing active - please clear condition Reviewer Comment (XXXX-09-04): CPA letter provided does not show business as active. Please provide documentation dated within 90 days prior to the note date evidencing business was active. Seller Comment (XXXX-09-02): (Rate Lock) cpa letter uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123569	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing third-party verification of employment verifying business is active.				Reviewer Comment (XXXX-09-01): Received CPA letter in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) UPLOADED CPA LETTER	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123569	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Missing third-party verification of employment verifying business is active within 90 days of the Note.				Reviewer Comment (XXXX-09-01): Received CPA letter in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) UPLOADED CPA LETTER	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123569	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing third-party verification of employment verifying business is active.				Reviewer Comment (XXXX-09-17): Received CPA Letter. Seller Comment (XXXX-09-16): (Rate Lock) I have highlighted the letter showing active - please clear condition Reviewer Comment (XXXX-09-04): CPA letter provided does not show business as active. Please provide documentation dated within 90 days prior to the note date evidencing business was active. Seller Comment (XXXX-09-02): (Rate Lock) cpa letter uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123569	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		CPA letter provided does not show business as active. Please provide documentation dated within 90 days prior to the note date evidencing business was active.				Reviewer Comment (XXXX-09-17): Received CPA Letter. Seller Comment (XXXX-09-16): (Rate Lock) I have highlighted the letter showing active - please clear condition	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123713	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is missing in file.				Reviewer Comment (XXXX-09-16): Received landlord policy in trailing docs. Reviewer Comment (XXXX-08-31): Guidelines require a Landlord policy, not rent loss coverage as clarified by XXXX' Underwriter. Please provide the Landlord policy for this property. Seller Comment (XXXX-08-27): (Rate Lock) This is not a requirement per guidelines, please waive.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123713	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender requested an exception which was approved for DSCR ratio less than 1.0.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 92.89 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 757	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123713	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender requested an exception which was approved for 80% LTV on a rate-term refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 92.89 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 757	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123713	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender requested an exception which was approved for 80%C LTV on a rate-term refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 92.89 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 757	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123713	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 application is incomplete. Page 8 is missing in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 92.89 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 757	XXXX	Reviewer Comment (XXXX-08-24): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123373	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 750 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123678	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.	Reviewer Comment (XXXX-09-25): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (XXXX-09-16): XXXX received rebuttal, however credit bureau fee should have been known from initial disclosure only. Please provide additional information why fee increased on XXXX or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (XXXX-09-14): (Rate Lock) borrower was notified of the change in the amount of the credit bureau fee, COC does state the reason for the change is because of the credit bureau fee - please clear condition

Reviewer Comment (XXXX-09-14): XXXX received  CD and COC dated XXXX however it doesn't specify the reason as to why the credit report fee increase. Kindly provide a valid reason as to why the credit report fee increased or cure due to borrower. Cure documents consist of Psot CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (XXXX-09-11): (Rate Lock) coc with the XXXX credit bureau fee
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123150	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Employer Identification Number is missing.				Reviewer Comment (XXXX-09-10): Received EIN in trailing docs. Seller Comment (XXXX-09-09): (Rate Lock) ein for llc loan closed in Reviewer Comment (XXXX-09-02): EIN for borrowing entity still missing. Please provide.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123150	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR score <1 @0.91	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 24.44 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 702 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123246	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee increased to XXXX without a valid change of circumstance; Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-03): XXXX received valid rebuttal comment and supporting itemization document confirming that the bifurcation of the recording fee and transfer taxes is disclosed on the LE.

Seller Comment (XXXX-09-02): (Rate Lock) Initial LE and GA fee breakdown shows the Intangible tax has been disclosed to the borrower- the LE includes the Intangible tax and government fees which equals to the total amount disclosed to the borrower.

Reviewer Comment (XXXX-09-01): XXXX Transfer tax fee XXXX added on CD dated XXXX without valid COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (XXXX-08-31): (Rate Lock) The initial LE attached shows the fees the borrower will be charged- the Fees include the Tax Transfer/Intangible tax fee of XXXX. Nothing futher should be needed.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123246	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Hazard Insurance policy does not list Lender or Servicer, including successors and assigns.				Reviewer Comment (XXXX-09-11): Received updated insurance in trailing docs. Seller Comment (XXXX-09-09): (Rate Lock) Corrected policy with the mortgagee clause updated. Reviewer Comment (XXXX-09-01): Corrected policy not provided. Seller Comment (XXXX-08-31): (Rate Lock) Reached out to the PR for assistance with the corrected policy	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123212	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		All transactions require a landlord’s hazard insurance policy on the subject property.				Reviewer Comment (XXXX-09-23): Cleared. Reviewer Comment (XXXX-09-10): Rent loss insurance is not required but guidelines do require a Landlord policy which is not present on the HOI. Seller Comment (XXXX-09-08): (Rate Lock) Please waive or remove, this is not required in guideline.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123212	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Coverage Ratio (Subject DSCR) discrepancy. Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has owned the subject property for at least 5 years. Reserves: 135.00 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 802 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123212	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Proceeds with cash-out LTV of 75% when DSCR is 0.779.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has owned the subject property for at least 5 years. Reserves: 135.00 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 802 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123212	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception to use appraisal from prior application that was mistakenly completed as purchase instead of refinance (Borrower is successor on trust that property is held in).	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has owned the subject property for at least 5 years. Reserves: 135.00 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 802 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123240	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX	Lender on Appraisal differs from the Note.				Reviewer Comment (XXXX-07-20): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	A	A	A	A	B	B	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123239	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 30 days of the Note Date.	Hazard Insurance Policy Expiration Date XXXX, Note Date XXXX					Reviewer Comment (XXXX-08-27): XXXXwed policy provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123314	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested for subject is XXXX. Contract was originally for XXXXK but an addendum came in to increase to XXXX (with no corresponding benefit to borrower, such as a seller's assist equal to the price increase). Please see LOE from borrower to clarify relationship and sales price, etc. Need investor review and exception to allow NAL transaction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 38.06 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123562	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX	Mortgage statement is missing for property #XXXX XXXX.				Reviewer Comment (XXXX-09-15): Cleared. Receive required document. Seller Comment (XXXX-09-15): (Rate Lock) Docs were provided, please clear	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123562	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	XXXX	Mortgage statement is missing for property #XXXX XXXX.				Reviewer Comment (XXXX-09-08): Cleared. Received CD reflecting PITIA for property.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123562	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX Statement	Mortgage statement is missing for property #XXXX XXXX.				Reviewer Comment (XXXX-09-15): Cleared. Receive required document. Seller Comment (XXXX-09-15): (Rate Lock) Docs were provided, please clear Reviewer Comment (XXXX-09-08): Please provide the Mortgage Statement for XXXX XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123562	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX Statement	Mortgage statement is missing for property #XXXX XXXX.				Reviewer Comment (XXXX-09-08): Cleared. Received CD reflecting PITIA for property.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123562	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception for closing in LLC where the borrower is only a 33% owner.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 241.32 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 769 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123562	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 85% exceeds the guideline maximum of 80% for a non-warrantable condo.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 241.32 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 769 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123562	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 85% exceeds the guideline maximum of 80% for a non-warrantable condo.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 241.32 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 769 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123562	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Per guidelines, the borrower must be employed for at least 6 months when returning from an extended absence. The co-borrower was employed for less than 6 months after an absence of 1.8 years. Additionally, a letter of explanation for the employment gap was not provided.				Reviewer Comment (XXXX-09-08): Cleared. Received updated 1003 reflecting Co-borrower income removed from qualification. Seller Comment (XXXX-09-04): (Rate Lock) This income has been removed and DTI is under 41%	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123303	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Require assets for closing to cover cash from borrower.				Reviewer Comment (XXXX-08-17): HUD provided to verify net proceeds from refinance Seller Comment (XXXX-08-13): (Rate Lock) XXXXk from refi ln XXXX used, HUDs provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123303	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated combined loan-to-value percentage of 80.00000% exceeds guideline combined loan-to-value percentage of 75.00000%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.	The DSCR of 1.51 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better Guidelines Representative FICO: 700 Representative FICO: 776	XXXX	Reviewer Comment (XXXX-07-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123303	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Insufficient funds for reserves; additional assets are required to fulfill the reserve requirement.				Reviewer Comment (XXXX-08-17): HUD provided to verify net proceeds from refinance Seller Comment (XXXX-08-13): (Rate Lock) XXXXk from refi ln XXXX used, HUDs provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123303	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated loan-to-value percentage of 80.00000% exceeds guideline loan-to-value percentage of 75.00000%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.	The DSCR of 1.51 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better Guidelines Representative FICO: 700 Representative FICO: 776	XXXX	Reviewer Comment (XXXX-07-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123134	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Flood Certificate Error: Certificate Number was not provided.	Flood certificate is missing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 145.12 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 769 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-09): Flood cert received in trailing docs. Reviewer Comment (XXXX-08-27): Flood certificate was not provided.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123134	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Verification of mortgage, taxes and insurance was not provided.				Reviewer Comment (XXXX-09-09): Received CD in trailing docs. Reviewer Comment (XXXX-09-02): Statement to verify mortgage payment is missing for XXXX XXXX. Seller Comment (XXXX-08-31): (Rate Lock) Please advise which property you are referring to	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123134	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXX Verification, Statement, Tax Verification	Verification of mortgage, taxes and insurance was not provided.				Reviewer Comment (XXXX-08-27): CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123134	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Statement, Tax Verification	Verification of mortgage, taxes and insurance was not provided.				Reviewer Comment (XXXX-08-27): CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123134	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Statement, Tax Verification	Verification of mortgage, taxes and insurance was not provided.				Reviewer Comment (XXXX-08-27): CD provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123134	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 85% exceeds guideline max of 80% for a non warrantable condo.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 145.12 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 769 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-08-31): (Rate Lock) full exception reads: XXXX28 - post close updating exception. only need one - allow LTV up to 85% for non-warrantable condo; borrower would like to increase to 85% LTV.  LLC exception is not accurate (own 66%).  DTI went up from 28% to 41% from original approval
XXXX9
exception due to closing in LLC and borrower is only 33% owner
XXXX: request to allow LTV up to 85% for non-warrantable condo; borrower would like to increase to 85% LTV.
*Emailed doc*

Reviewer Comment (XXXX-08-03): Lender approved exception for closing in LLC when borrower is 33% owner. Guarantors own 66.66%. Please update lender exception.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123134	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 85% exceeds guideline max of 80% for a non warrantable condo.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous	Borrower has worked in the same position for more than 3 years. Reserves: 145.12 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 769 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-08-31): (Rate Lock) full exception reads: XXXX28 - post close updating exception. only need one - allow LTV up to 85% for non-warrantable condo; borrower would like to increase to 85% LTV.  LLC exception is not accurate (own 66%).  DTI went up from 28% to 41% from original approval
XXXX9
exception due to closing in LLC and borrower is only 33% owner
XXXX: request to allow LTV up to 85% for non-warrantable condo; borrower would like to increase to 85% LTV.
*Emailed doc*

Reviewer Comment (XXXX-08-03): Lender approved exception for closing in LLC when borrower is 33% owner. Guarantors own 66.66%. Please update lender exception.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123134	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Per guidelines, guarantor/borrower must be employed for at least 6 months when returning from an extended absence (defined as 6 months). XXXX had been employed for less than 6 months after returning from extended absence. Verification of mortgage, taxes and insurance was not provided.				Reviewer Comment (XXXX-09-09): Borrower's income was excluded. Reviewer Comment (XXXX-09-02): Please provide updated 100XXXXApproval and final 1003 reflecting the change. Seller Comment (XXXX-08-31): (Rate Lock) Please clear, XXXX's income has been removed and DTI is 41%	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123601	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA License verification	Loan file is missing the CPA License verification.				Reviewer Comment (XXXX-08-11): A lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123601	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123601	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123601	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing CPA license verification.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123601	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing the CPA License verification.				Reviewer Comment (XXXX-08-11): A lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-09-04): Cleaered. Received updated title commitment.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX	Co Borrower Fraud report is missing.				Reviewer Comment (XXXX-09-17): Received updated Note showing just one borrower. Seller Comment (XXXX-09-16): (Rate Lock) Uploaded corrected Note. Original is being sent to you directly. Reviewer Comment (XXXX-09-10): Please upload the corrected Note when available. Seller Comment (XXXX-09-09): (Rate Lock) There is no co-borrower, we have a non-borrowing title holder. We are working on having the Note re-executed which will be having XXXX removed as she is not a co-borrower.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance policy provided has a shortfall of XXXX.				Reviewer Comment (XXXX-09-23): Received screenshots of an email from the Insurance company confirming the Dwelling is insured at replacement cost in trailing documents.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report is missing in file for Co-Borrower.				Reviewer Comment (XXXX-09-17): Received updated Note showing just one borrower. Seller Comment (XXXX-09-16): (Rate Lock) Uploaded corrected Note. Original is being sent to you directly. Reviewer Comment (XXXX-09-10): Please upload the corrected Note when available. Seller Comment (XXXX-09-09): (Rate Lock) There is no co-borrower, we have a non-borrowing title holder. We are working on having the Note re-executed which will be having XXXX removed as she is not a co-borrower.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Credit	1003	Missing Document	1003	Missing Lender's Initial 100XXXXApplication.		Initial and final application is missing in file for Co-Borrower.				Reviewer Comment (XXXX-09-17): Received updated Note showing just one borrower. Seller Comment (XXXX-09-16): (Rate Lock) Uploaded corrected Note. Original is being sent to you directly. Reviewer Comment (XXXX-09-10): Please upload the corrected Note when available. Seller Comment (XXXX-09-09): (Rate Lock) There is no co-borrower, we have a non-borrowing title holder. We are working on having the Note re-executed which will be having XXXX removed as she is not a co-borrower.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to credit report missing for co-borrower.				Reviewer Comment (XXXX-09-17): Received updated Note showing just one borrower. Seller Comment (XXXX-09-16): (Rate Lock) Uploaded corrected Note. Original is being sent to you directly. Reviewer Comment (XXXX-09-10): Please upload the corrected Note when available. Seller Comment (XXXX-09-09): (Rate Lock) There is no co-borrower, we have a non-borrowing title holder. We are working on having the Note re-executed which will be having XXXX removed as she is not a co-borrower.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to credit report missing for co-borrower.				Reviewer Comment (XXXX-09-17): Received updated Note showing just one borrower. Seller Comment (XXXX-09-16): (Rate Lock) Uploaded corrected Note. Original is being sent to you directly. Reviewer Comment (XXXX-09-10): Please upload the corrected Note when available. Seller Comment (XXXX-09-09): (Rate Lock) There is no co-borrower, we have a non-borrowing title holder. We are working on having the Note re-executed which will be having XXXX removed as she is not a co-borrower.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (73109)	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-03): XXXX received a valid COC. Seller Comment (XXXX-09-02): (Rate Lock) Upload COC with loan amount increasing which increased mortgage broker fee and was disclosed to borrower for review.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123301	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX 4506 (XXXX), 4506 (XXXX)	An IRS Form 4506-C or 8821 signed and dated by the borrower is required.				Reviewer Comment (XXXX-09-10): Received XXXX form in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123595	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-08-10): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123704	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/XXXX)	Not provided in Closing Disclosure				Reviewer Comment (XXXX-09-04): Loan closed as Corr Broker loan. Reviewer Comment (XXXX-09-01): XXXX received rebuttal comment, However, the broker contact information was not completed on the page 5 of the final CD. Provide corrected CD with LOX to complete remediation. Seller Comment (XXXX-08-31): (Rate Lock) On the Final CD, the lender is the broker.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-08-24): XXXX Received Valid COC dated 0XXXX24 along with supporting additional information for the increase in appraisal fee. Reviewer Comment (XXXX-08-17): XXXX received document which doesn't specify the reason as to why the appraisal fee increased on LE dated XXXX for XXXX. Kindly provide a detail reason as to why the appraisal fee increased on LE dated XXXX for XXXX or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing. Seller Comment (XXXX-08-13): (Rate Lock) confirmation fee was from quicker turn around.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-21): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Seller Comment (XXXX-09-20): (Rate Lock) cure of XXXX was provided Reviewer Comment (XXXX-09-15): XXXX: Credit report fee was increase of XXXX from baseline of XXXX and provided corresponding COC does not give sufficient information for the fee was increased on XXXX. Provide valid COC for the fee was increased or Cure is required to borrower.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXX Guaranty Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (77222)	XXXX Guaranty Fee was not disclosed on the initial Loan Estimate. Fee amount of XXXX exceeds tolerance of XXXX. No valid COC or cure was provided to the borrower.	Reviewer Comment (XXXX-09-21): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Seller Comment (XXXX-09-20): (Rate Lock) cure of XXXX was provided

Reviewer Comment (XXXX-09-15): XXXX: the Title-State guaranty fee of XXXX, AKA, XXXX Guaranty Fee, though is being paid to title company is a fee incurred & imposed on XXXX loans and remitted to XXXX and is not shoppable regardless of the title company utilized.  As such, fee should be disclosed initially and is subject to 0% tolerance testing.  Fee not disclosed on initial LE and added to CD.  Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Reviewer Comment (XXXX-08-11): XXXX received lender rebuttal on borrower selected.  However, the Title-Title Policy XXXX Fee of XXXX, AKA, XXXX Guaranty Fee, though is being paid to title company is a fee incurred & imposed on XXXX loans and remitted to XXXX and is not shoppable regardless of the title company utilized.  As such, fee should be disclosed initially and is subject to 0% tolerance testing.  Fee not disclosed on initial LE and added to CD.  Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (XXXX-08-10): (Rate Lock) Borrower shopped for fees and not subject to tolerance
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing third-party verification of employment indicating the business is still active.				Reviewer Comment (XXXX-08-12): Received VOE in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third-party verification of employment indicating the business is still active.				Reviewer Comment (XXXX-08-12): Received VOE in trailing docs. Seller Comment (XXXX-08-10): (Rate Lock) VOE provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Lender approved 85% LTV for rent-free borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least XXXX0.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender approved 85% LTV for rent-free borrower.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-27): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing a third-party verification to confirm business was active within 120 days prior to closing.				Reviewer Comment (XXXX-08-12): Received VOE in trailing docs. Seller Comment (XXXX-08-10): (Rate Lock) VOE provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Loan file is missing a third-party verification to confirm business was active within 120 days prior to closing.				Reviewer Comment (XXXX-08-12): Received VOE in trailing docs. Seller Comment (XXXX-08-10): (Rate Lock) VOE provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing third-party verification of employment indicating the business is still active.				Reviewer Comment (XXXX-08-12): Received VOE in trailing docs. Seller Comment (XXXX-08-10): (Rate Lock) VOE provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (XXXX-08-31): Received E-sign consent in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: Other / Document Date: <empty> / Tax Year: <empty>	Document date is not provided for the Letter of Explanation Regarding Overdraft. A document date is required for this document.				Reviewer Comment (XXXX-08-31): Received confirmation of date in trailing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing Expense Statement prepared and signed by the CPA indicating business expenses as a percentage of the gross annual sales/revenue to determine the qualifying income. Tax preparer must attest they have prepared the borrower's tax returns for the most recent year. This was not stated in the CPA letter. Verification of CPA license was not provided. Document date is not provided for the Letter of Explanation Regarding Overdraft. *****Updated XXXX ****Guidelines overlay provided, CPA License Verification not required for this loan.				Reviewer Comment (XXXX-09-10): Received CPA Letter showing expense factor in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Missing Expense Statement prepared and signed by the CPA indicating business expenses as a percentage of the gross annual sales/revenue to determine the qualifying income. Tax preparer must attest they have prepared the borrower's tax returns for the most recent year. This was not stated in the CPA letter. Verification of CPA license was not provided. Document date is not provided for the Letter of Explanation Regarding Overdraft. *****Updated XXXX ****Guidelines overlay provided, CPA License Verification not required for this loan.				Reviewer Comment (XXXX-09-10): Received CPA Letter showing expense factor in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-07-30): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX overdrafts in the last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 14.23 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA license verification, Third Party Verification	Missing Expense Statement prepared and signed by the CPA indicating business expenses as a percentage of the gross annual sales/revenue to determine the qualifying income. Tax preparer must attest they have prepared the borrower's tax returns for the most recent year. This was not stated in the CPA letter. Verification of CPA license was not provided.				Reviewer Comment (XXXX-09-10): Received CPA Letter showing expense factor in trailing docs. Reviewer Comment (XXXX-08-11): Missing Expense Statement prepared and signed by the CPA indicating business expenses as a percentage of the gross annual sales/revenue to determine the qualifying income. Tax preparer must attest they have prepared the borrower's tax returns for the most recent year. This was not stated in the CPA letter. A lender overlay was applied for CPA verification of license.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing Expense Statement prepared and signed by the CPA indicating business expenses as a percentage of the gross annual sales/revenue to determine the qualifying income. Tax preparer must attest they have prepared the borrower's tax returns for the most recent year. This was not stated in the CPA letter. Verification of CPA license was not provided.				Reviewer Comment (XXXX-09-10): Received CPA Letter showing expense factor in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing Expense Statement prepared and signed by the CPA indicating business expenses as a percentage of the gross annual sales/revenue to determine the qualifying income. Tax preparer must attest they have prepared the borrower's tax returns for the most recent year. This was not stated in the CPA letter. Verification of CPA license was not provided.				Reviewer Comment (XXXX-09-10): Received CPA Letter showing expense factor in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000% for rural property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 14.23 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123527	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 14.23 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123333	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Recording fee increased by XXXX. No valid COC or cure was provided to the borrower.				Reviewer Comment (XXXX-09-15): XXXX received PCCD, LOE and closing statement Reviewer Comment (XXXX-09-03): XXXX received rebuttal comment. However, the exception citied for the section E government recording fee increase of XXXX 0XXXX1 CD and again increase of XXXX on 0XXXX30 without valid COC. This is causing testing to reflect the fee was exceeded over 10% tolerance. Provide valid COC for the fee was increased or Refund cure of XXXX is required to borrower. Seller Comment (XXXX-09-02): (Rate Lock) CD and initial LE show recording fee was XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123441	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing rental payments on primary housing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 13.68 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 704 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-20): (Rate Lock) Exception updated with additional factors: 1. borrower has paid rent on time since 0XXXXXXXX but it was a private party VOM which is why we cannot verify 2. Value significantly increased and we meet the recent renovation guidelines except for the original listing 3. borrower owns other properties under his LLC Reviewer Comment (XXXX-08-05): Please provide additional compensating factors to waive/downgrade this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123592	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.09 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00				Reviewer Comment (XXXX-09-08): 3 mon proof of receipt provided. Cleared. Reviewer Comment (XXXX-09-08): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception ExplanationXXXXlculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00. Seller Comment (XXXX-09-03): (Rate Lock) This meets p 34 of guidelines, we can use the higher rent with 3 months documented which we have.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123592	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 12.00.	Missing bridge loan documentation to cover 12 months PITIA reserves requirement.				Reviewer Comment (XXXX-09-02): HUD provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123470	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-20): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123470	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	A CD issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing is not located in the file.				Reviewer Comment (XXXX-08-24): System cleared after initial CDs were provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123313	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-08-21): Updated commitment title provided	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123313	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval request to allow the appraisal value for LTV where property was acquired less than 12 months ago.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 12.91658% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 759	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123313	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-04): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123142	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX	Co-borrower fraud report was not provided in the file.				Reviewer Comment (XXXX-08-26): Received Fraud report in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123142	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The 1003 indicates that the co-borrower is a Permanent Resident; however, an INS Form I-551, Green Card/Alien Registration Receipt, with an unexpired date on the front (copy of the front and back), is not located in the file.				Reviewer Comment (XXXX-09-09): Received Green Card in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123179	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX NSF/OD's in the last 12 months when the max allowed is 5.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 35.42 Guideline Requirement: 6.00 DTI: 38.34544% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 722	XXXX	Reviewer Comment (XXXX-09-17): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123689	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	The Guarantor's Percent of Business Ownership does not meet guideline requirements.	Borrower: XXXX % of Business Ownership: 50.00%	Lender Exception for borrower being 50% owner of purchasing LLC for delayed financing (guidelines require borrower to be 100% owner of LLC).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 113.09 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 774	XXXX	Reviewer Comment (XXXX-08-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123467	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception request for Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 15.13 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 809	XXXX	Reviewer Comment (XXXX-08-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123467	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception to allow lease rent (XXXX) greater than market rent (XXXX) where lease commences XXXX 1 and first month rent and security have been deposited.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 15.13 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 809	XXXX	Reviewer Comment (XXXX-08-07): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-17): XXXX received Letter of explanation and Corrected Closing disclosure. Seller Comment (XXXX-09-15): (Rate Lock) Uploaded updated PCCD and LOE for review. Reviewer Comment (XXXX-09-01): XXXX received rebuttal, however title closing fee of XXXX was not disclosed on LE and added on CD which totals XXXX0. Please provide valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (XXXX-08-28): (Rate Lock) Please advise where the fee of XXXX for settlement fee came from as we show XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-08): XXXX received a valid COC. Reviewer Comment (XXXX-09-01): XXXX received COC dated 0XXXX4, however we require valid COC document for increase of appraisal fee on LE dated 0XXXX06. Please provide COC with sufficient information why appraisal fee increased or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Lender approved 85% LTV for purchase transaction of rural property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 117.83 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 753 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender approved 85% LTV for purchase transaction of rural property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 117.83 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 753 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-07-28): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of CPA/EA or tax preparer license was not provided.				Reviewer Comment (XXXX-08-11): Lender overlay applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Verification of CPA/EA or tax preparer license was not provided.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Verification of CPA/EA or tax preparer license was not provided.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of CPA/EA or tax preparer license was not provided.				Reviewer Comment (XXXX-08-11): System cleared after lender overlay applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123459	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA license verification	Verification of CPA/EA or tax preparer license was not provided.				Reviewer Comment (XXXX-08-11): Lender overlay applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for the subject is a unique log home design, and its only kitXXXX is located in the basement; however, comparables 1-5 have similar log home designs, and comparable 2 has a similar kitXXXX in the basement with only 50 days on market.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 721 DTI: 11.49427% Guideline Maximum DTI: 43.00000% Reserves: 45.58 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-15): XXXX received valid COC document	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Cure provided.				Reviewer Comment (XXXX-08-05): Cured at closing or within 60 days of consummation prior to TPR review	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject having greater than XXXXs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 45.58 Guideline Requirement: 6.00 DTI: 11.49427% Guideline Maximum DTI: 43.00000% Guidelines Representative FICO: 660 Representative FICO: 721 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV of 75% exceeds guideline max of 70% for a cash out refinance on a rural property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 45.58 Guideline Requirement: 6.00 DTI: 11.49427% Guideline Maximum DTI: 43.00000% Guidelines Representative FICO: 660 Representative FICO: 721 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 75% exceeds guideline max of 70% for a cash out refinance on a rural property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 45.58 Guideline Requirement: 6.00 DTI: 11.49427% Guideline Maximum DTI: 43.00000% Guidelines Representative FICO: 660 Representative FICO: 721 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient cure provided at closing				Reviewer Comment (XXXX-09-15): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123135	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD/Closing Disclosure document is missing.				Reviewer Comment (XXXX-09-04): Settlement Statement provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123135	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject has an ADU that is on a different parcel. Main house is XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 136.68 Guideline Requirement: 6.00 Loan to Value: 57.63473% Guideline Maximum Loan to Value: 650.00000% Guidelines Representative FICO: 660 Representative FICO: 746	XXXX	Reviewer Comment (XXXX-08-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123135	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		AppXXXX unable to find any comparable sales that have a similar guest house	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 136.68 Guideline Requirement: 6.00 Loan to Value: 57.63473% Guideline Maximum Loan to Value: 650.00000% Guidelines Representative FICO: 660 Representative FICO: 746	XXXX	Reviewer Comment (XXXX-08-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123712	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.				Reviewer Comment (XXXX-08-24): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123712	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of Access to Funds was not provided for XXXX LLC.				Reviewer Comment (XXXX-09-03): Received business filing in trailing docs. Seller Comment (XXXX-09-01): (Rate Lock) proof only member provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123712	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Request to allow for borrower has lived rent-free within the last 12 months, which is ineligible for First-Time Investors.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 763	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123433	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Calculated loan to value percentage of 75.00000% exceeds guideline loan to value percentage of 65.00000%. Rural property cash out max 65%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 42.90 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 776 The DSCR of 1.23 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-13): (Rate Lock) Updated exception submitted Reviewer Comment (XXXX-07-27)XXXXlculated DSCR is 1.23. Lender exception in file reflects DSCR of 1.341. Please provide a corrected Lender exception or the income worksheet.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123433	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	Calculated combined loan to value percentage of 75.00000% exceeds guideline combined loan to value percentage of 65.00000%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 42.90 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 776 The DSCR of 1.23 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-08-13): (Rate Lock) Updated exception submitted	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123456	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing Test	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	Loan Estimate is dated XXXX and signed on XXXX, which is greater than 3 days. Unable to determine delivery date due to missing document tracker.				Reviewer Comment (XXXX-08-19): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123456	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.				Reviewer Comment (XXXX-09-09): Received TIL in trailing docs. Seller Comment (XXXX-09-04): (Rate Lock) Uploaded Signed Notice of Right to cancel from borrowers signed on XXXX. Disbursement of funds on XXXX is correct and within the require 3-day prior time of XXXX10 not XXXX11 as indicated.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123456	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Actual date(s) on Notice of Right to Cancel occur prior to expected date(s).				Reviewer Comment (XXXX-09-09): Received TIL in trailing docs. Seller Comment (XXXX-09-04): (Rate Lock) See uploaded Notice of Right to Cancel showing signing occurred on XXXX10 disbursement of funds on XXXX14.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123544	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request for the subject has two accessory dwelling units and a studio apartment. One accessory dwelling unit is permitted, and the other accessory dwelling unit is unpermitted. The unpermitted accessory dwelling unit and the studio apartment were not given value.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 56.78 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-18): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123234	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		First-time investors who are living rent-free are not allowed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 36.44 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 788	XXXX	Reviewer Comment (XXXX-08-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123364	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points increased on XXXX without a valid change in circumstance. Cure was not provided at closing.				Reviewer Comment (XXXX-09-01): XXXX received a valid COC.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123364	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has XXXX	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123364	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA License verification	Loan file is missing verification of the CPA License.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123364	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to Loan file missing verification of the CPA License.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123364	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to Loan file missing verification of the CPA License.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123364	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to Loan file missing verification of the CPA License.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123364	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing verification of the CPA License.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123157	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Limited Partnership Agreement for XXXX and XXXX LPA is not located in the file.	Reviewer Comment (XXXX-09-10): Borrower received all interest in business from XXXX. Trust documents and amendments provided.

Reviewer Comment (XXXX-09-09): Please review documents uploaded. All documents uploaded are for XXXX. Business used to qualify is "XXXX LPA" The the business docs required are for "XXXX LPA"

Seller Comment (XXXX-09-04): (Rate Lock) uploaded secretary of state and processor cert to clear condition

Reviewer Comment (XXXX-09-03): Documents provided are for XXXX's investments and not XXXX LPA company.

Seller Comment (XXXX-09-01): (Rate Lock) uploaded secretary of state verification of business and XXXXs limited liability partnership and XXXXs investments LLLP
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123157	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Verification the borrower has been self-employed 2 years and percentage of ownership missing for XXXX.	Reviewer Comment (XXXX-09-10): Borrower received all interest in business from XXXX. Trust documents and amendments provided.

Reviewer Comment (XXXX-09-09): Please review documents uploaded. All documents uploaded are for XXXXs Investments. Business used to qualify is "XXXX LPA" The the business docs required are for "XXXX LPA"

Seller Comment (XXXX-09-04): (Rate Lock) uploaded secretary of state and processor cert to clear condition

Reviewer Comment (XXXX-09-03): Documents provided are for XXXX's investments and not XXXX LPA company.

Seller Comment (XXXX-09-01): (Rate Lock) uploaded secretary of state verification of business and XXXXs limited liability partnership and XXXXs investments LLLP
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123157	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Verification the borrower has been self-employed 2 years and percentage of ownership missing for XXXX.	Reviewer Comment (XXXX-09-10): Borrower received all interest in business from XXXX. Trust documents and amendments provided.

Reviewer Comment (XXXX-09-09): Please review documents uploaded. All documents uploaded are for XXXXs Investments. Business used to qualify is "XXXX LPA" The the business docs required are for "XXXX LPA"

Seller Comment (XXXX-09-04): (Rate Lock) uploaded secretary of state and processor cert to clear condition

Reviewer Comment (XXXX-09-03): Documents provided are for XXXX's investments and not XXXX LPA company.

Seller Comment (XXXX-09-01): (Rate Lock) uploaded secretary of state verification of business and XXXXs limited liability partnership and XXXXs investments LLLP
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Verification the borrower has been self-employed 2 years and percentage of ownership missing for XXXX.	Reviewer Comment (XXXX-09-10): Borrower received all interest in business from XXXX. Trust documents and amendments provided.

Reviewer Comment (XXXX-09-09): Please review documents uploaded. All documents uploaded are for XXXXs Investments. Business used to qualify is "XXXX LPA" The the business docs required are for "XXXX LPA"

Seller Comment (XXXX-09-04): (Rate Lock) uploaded secretary of state and processor cert to clear condition

Reviewer Comment (XXXX-09-03): Documents provided are for XXXX's investments and not XXXX LPA company.

Seller Comment (XXXX-09-01): (Rate Lock) uploaded secretary of state verification of business and XXXXs limited liability partnership and XXXXs investments LLLP
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Verification the borrower has been self-employed 2 years and percentage of ownership missing for XXXX.	Reviewer Comment (XXXX-09-10): Borrower received all interest in business from XXXX. Trust documents and amendments provided.

Reviewer Comment (XXXX-09-09): Please review documents uploaded. All documents uploaded are for XXXXs Investments. Business used to qualify is "XXXX LPA" The the business docs required are for "XXXX LPA"

Seller Comment (XXXX-09-04): (Rate Lock) uploaded secretary of state and processor cert to clear condition

Reviewer Comment (XXXX-09-03): Documents provided are for XXXX's investments and not XXXX LPA company.

Seller Comment (XXXX-09-01): (Rate Lock) uploaded secretary of state verification of business and XXXXs limited liability partnership and XXXXs investments LLLP
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification the borrower has been self-employed 2 years and percentage of ownership missing for XXXX.	Reviewer Comment (XXXX-09-10): Borrower received all interest in business from XXXX. Trust documents and amendments provided.

Reviewer Comment (XXXX-09-09): Please review documents uploaded. All documents uploaded are for XXXXs Investments. Business used to qualify is "XXXX LPA" The the business docs required are for "XXXX LPA"

Seller Comment (XXXX-09-04): (Rate Lock) uploaded secretary of state and processor cert to clear condition

Reviewer Comment (XXXX-09-03): Documents provided are for XXXX's investments and not XXXX LPA company.

Seller Comment (XXXX-09-01): (Rate Lock) uploaded secretary of state verification of business and XXXXs limited liability partnership and XXXXs investments LLLP
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123304	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The calculated LTV of 80.00% exceeds guideline minimum LTV of 75.00%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 23.86 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 701	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-10): (Rate Lock) Exception approved Seller Comment (XXXX-09-09): (Rate Lock) Exception submitted Reviewer Comment (XXXX-09-03): 7.31.26 Guidelines. Seller Comment (XXXX-09-01): (Rate Lock) Please confirm which guideline this is in reference to	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123304	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	The calculated CLTV of 80.00% exceeds guideline minimum CLTV of 75.00%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 23.86 Guideline Requirement: 12.00 Guidelines Representative FICO: 660 Representative FICO: 701	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-10): (Rate Lock) Exception approved Seller Comment (XXXX-09-09): (Rate Lock) Exception submitted Reviewer Comment (XXXX-09-03): 7.31.26 Guidelines. Seller Comment (XXXX-09-01): (Rate Lock) Please confirm which guideline this is in reference to	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123256	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash-out recent renovation with a CU score > 2.5.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 101.75 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-01): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-08-28): (Rate Lock) We have an exception on file for both of these things	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123256	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Delayed financing when loan amount exceeds initial purchase price of property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 101.75 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-01): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-08-28): (Rate Lock) We have an exception on file for both of these things	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123321	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance policy provided has a coverage shortfall of XXXX.				Reviewer Comment (XXXX-08-24): RCE provided Reviewer Comment (XXXX-08-19): Please provide the replacement cost estimate to determine if the coverage covers the replacement cost.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123200	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower being a first time investor and receiving gift funds.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 1XXXX Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 726	XXXX	Reviewer Comment (XXXX-09-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123200	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower being a first-time homebuyer. Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 1XXXX Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 726	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123200	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a first-time investor living rent free. Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 1XXXX Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 726	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123200	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception approval provided for DSCR is less than the guideline minimum of 1.00. Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 1XXXX Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 726	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123200	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 9.84% is less than Guideline required borrower's own funds of 10.00%.	Lender exception approval provided for minimum borrower contribution not met. Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 1XXXX Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 726	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX/25% Vacancy Method)	Loan file is missing Lease agreements for the REO properties.				Reviewer Comment (XXXX-09-15): Received Lease agreements in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX/25% Vacancy Method)	Loan file is missing Lease agreements for the REO properties.				Reviewer Comment (XXXX-09-15): Received Lease agreements in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX XXXX/25% Vacancy Method)	Loan file is missing Lease agreements for the REO properties.				Reviewer Comment (XXXX-09-02): System cleared after lease agreement was provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied.				Reviewer Comment (XXXX-09-15): Received Lease agreements in trailing docs.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-10): XXXX received valid COC document. Seller Comment (XXXX-09-09): (Rate Lock) XXXX5 COC Rate & Lender credits updated	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall exception due to loan file missing the CPA License verification and Lease agreements for the REO properties.				Reviewer Comment (XXXX-09-15): Received Lease agreements in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement	Loan file is missing Lease agreements for the REO properties.				Reviewer Comment (XXXX-09-15): Received Lease agreements in trailing docs. Reviewer Comment (XXXX-09-02): A copy of the current lease or rental agreement required. Lease agreement is not current.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Loan file is missing Lease agreements for the REO properties.				Reviewer Comment (XXXX-09-15): Received Lease agreements in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement	Address: XXXX: REO Lease Agreement, Statement documents are marked missing.				Reviewer Comment (XXXX-09-02): Lease agreement provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement	Address: XXXX: REO Lease Agreement documents are marked missing.				Reviewer Comment (XXXX-09-15): Received Lease agreement in trailing docs. Seller Comment (XXXX-09-14): (Rate Lock) lease agreements are month to month with no end date and were provided as the current agreement. We have no indication these have been terminated so to say they are not current is false. Reviewer Comment (XXXX-09-02): A copy of the current lease or rental agreement required. Lease agreement is not current.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Exception has been provided to go up to 90% LTV with the current FICO score.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	DTI: 15.86002% Guideline Maximum DTI: 50.00000% Reserves: 13.46 Guideline Requirement: 6.00 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-07-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Exception has been provided to go up to 90% LTV with the current FICO score.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 13.46 Guideline Requirement: 6.00 DTI: 15.86002% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-07-23): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to loan file missing Lease agreements for the REO properties. UPDATED XXXX *******Waterfall exception due to loan file missing the CPA License verification and Lease agreements for the REO properties. ***********UPDATED XXXXWaterfall exception due to Lease agreements for the REO properties. Guideline overlay provided - the CPA License verification suspended.				Reviewer Comment (XXXX-09-15): Received Lease agreements in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing the Lease agreements for the REO properties.				Reviewer Comment (XXXX-09-15): Received Lease agreements in trailing docs.	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower. (7520)	Sufficient cure provided at closing				Reviewer Comment (XXXX-09-10): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over XXXX)	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123597	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The preliminary title report in the file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-24): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123597	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Calculated loan-to-value percentage of 80.00000% exceeds guideline loan-to-value percentage of 70.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 18.93 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-04): (Rate Lock) (Rate Lock) Exception was approved with 79.3870% LTV. Please advise if this needs to be updated. DSCR has increased. Seller Comment (XXXX-09-04): (Rate Lock) Exception was approved with 79.3870% LTV. Please advise if this needs to be updated.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123597	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Calculated combined loan-to-value percentage of 80.00000% exceeds guideline combined loan-to-value percentage of 70.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 18.93 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-04): (Rate Lock) (Rate Lock) Exception was approved with 79.3870% LTV. Please advise if this needs to be updated. DSCR has increased. Seller Comment (XXXX-09-04): (Rate Lock) Exception was approved with 79.3870% LTV. Please advise if this needs to be updated.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123597	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception provided for DSCR below 1%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 18.93 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123285	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX	Lease agreement was not found in file and appraisal shows it is occupied by tenant.				Reviewer Comment (XXXX-08-17): Lease agreement provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123285	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	LTV of 75% exceeds guideline max of 65% for a cash out refinance on a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 107.80 Guideline Requirement: 6.00 The DSCR of 1.16 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123285	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	LTV of 75% exceeds guideline max of 65% for a cash out refinance on a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves: 107.80 Guideline Requirement: 6.00 The DSCR of 1.16 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-07-29): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123547	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Lender Exception approved for loan amount less than XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 32.92 Guideline Requirement: 6.00 The DSCR of 1.30 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-07-30): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123547	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (XXXX-08-28): EIN provided Reviewer Comment (XXXX-08-24): EIN provided for XXXX XXXX LLC. Borrower is XXXX XXXX LLC	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123500	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Exception - Borrower has exceeded the 1x30 in 12 months max. They have 2x30 in 12 months. LOE has been provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123500	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-09-11): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123500	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower's signature date on the Security Instrument is XXXX, however the Notary date is XXXX.				Reviewer Comment (XXXX-09-16): Received corrected security instrument in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) Corrected date on the mortgage and initialed.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123309	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for Cash-out loan with borrower living rent-free, ineligible as per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 85.78 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 750	XXXX	Reviewer Comment (XXXX-08-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123309	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	5% LTV reduction is required due to declining market per appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 85.78 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 750 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-18): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-17): (Rate Lock) uploaded exception	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123309	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	5% LTV reduction is required due to declining market per appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 85.78 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 750 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-18): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-17): (Rate Lock) uploaded exception	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123545	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	LTV of 80% exceeds the guideline max of 75% for a property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 21.60 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 705 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123545	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	LTV of 80% exceeds the guideline max of 75% for a property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 21.60 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 705 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123625	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.93 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.0. Lender exception approval provided for DSCR .870.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 760	XXXX	Reviewer Comment (XXXX-08-10): Client elects to downgrade and waive with compensating factors.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123291	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	First time home buyers are ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 798 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123553	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	Title policy amount not provided in preliminary title policy.				Reviewer Comment (XXXX-08-12): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-11): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123649	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXX 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)	HOA fee XXXX collected for PUD property; however, Final Closing Disclosure shows Non-Escrowed Property cost as XXXX.				Reviewer Comment (XXXX-09-15): XXXX received PCCD and LOE	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123649	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy does not reflect a coverage amount (no final title policy in file). Unable to determine if appropiate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-09-09): Received supplement in trailing docs. Seller Comment (XXXX-09-04): (Rate Lock) Provided supplement confirms coverage amount	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123344	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Documentation to support the amount for child support is not located in the file.				Reviewer Comment (XXXX-09-08): Child support documents provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123344	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception request for the subject has XXXX acres which exceeds the program max requirement of XXXXs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 34.61571% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 780	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123344	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Third party verification missing from file to validate that the co-borrower's businesses are active and the co-borrower has been self-employed for at least 2 years.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 34.61571% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 780	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-09-03): (Rate Lock) Approved exception uploaded. Info relied upon pre-consummation to verify businesses are active included in exception. Business docs provided.

Reviewer Comment (XXXX-08-26): Please upload approved lender exception document in Acuity. To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify businesses are active, had been in existence for at least 2 years, and that the borrower had been self-employed for at least 2 years.

Seller Comment (XXXX-08-25): (Rate Lock) Exception requested for business docs dated post-close
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123344	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	Third party verification missing from file to validate that the borrower's business is active and the borrower has been self-employed for at least 2 years.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 34.61571% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 780	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-09-03): (Rate Lock) Approved exception uploaded. Info relied upon pre-consummation to verify businesses are active included in exception. Business docs provided.

Reviewer Comment (XXXX-08-26): Please upload approved lender exception document in Acuity. To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify businesses are active, had been in existence for at least 2 years, and that the borrower had been self-employed for at least 2 years.

Seller Comment (XXXX-08-25): (Rate Lock) Exception requested for business docs dated post-close
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to Third party verification missing from file to validate that the borrowers' businesses are active and the borrowers have been self-employed for at least 2 years.	Reviewer Comment (XXXX-09-08): Loan is Non-QM.

Reviewer Comment (XXXX-09-08): This has been sent to Compliance to update ATR.

Seller Comment (XXXX-09-03): (Rate Lock) Approved exception uploaded. Info relied upon pre-consummation to verify businesses are active included in exception. Business docs provided.

Reviewer Comment (XXXX-08-26): Please upload approved lender exception document in Acuity. To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify businesses are active, had been in existence for at least 2 years, and that the borrower had been self-employed for at least 2 years.

Seller Comment (XXXX-08-25): (Rate Lock) Exception requested for business docs dated post-close
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Third party verification missing from file to validate that the borrowers' businesses are active and the borrowers have been self-employed for at least 2 years.	Reviewer Comment (XXXX-09-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-09-08): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-09-08): This has been sent to Compliance to update ATR.

Seller Comment (XXXX-09-03): (Rate Lock) Approved exception uploaded. Info relied upon pre-consummation to verify businesses are active included in exception. Business docs provided.

Reviewer Comment (XXXX-08-26): Please upload approved lender exception document in Acuity. To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify businesses are active, had been in existence for at least 2 years, and that the borrower had been self-employed for at least 2 years.

Seller Comment (XXXX-08-25): (Rate Lock) Exception requested for business docs dated post-close
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third party verification missing from file to validate that the borrowers' businesses are active and the borrowers have been self-employed for at least 2 years.	Reviewer Comment (XXXX-09-09): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Reviewer Comment (XXXX-09-08): Regraded to EV2-B with comp factors.

Reviewer Comment (XXXX-09-08): This has been sent to Compliance to update ATR.

Seller Comment (XXXX-09-03): (Rate Lock) Approved exception uploaded. Info relied upon pre-consummation to verify businesses are active included in exception. Business docs provided.

Reviewer Comment (XXXX-08-26): Please upload approved lender exception document in Acuity. To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify businesses are active, had been in existence for at least 2 years, and that the borrower had been self-employed for at least 2 years.

Seller Comment (XXXX-08-25): (Rate Lock) Exception requested for business docs dated post-close
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123344	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Third party verification missing from file to validate that the borrowers' businesses are active and the borrowers have been self-employed for at least 2 years.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI: 34.61571% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 780	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.

Seller Comment (XXXX-09-03): (Rate Lock) Approved exception uploaded. Info relied upon pre-consummation to verify businesses are active included in exception. Business docs provided.

Reviewer Comment (XXXX-08-26): Please upload approved lender exception document in Acuity. To consider for downgrade and waive, please include in the approved lender exception what was relied upon pre-consummation to verify businesses are active, had been in existence for at least 2 years, and that the borrower had been self-employed for at least 2 years.

Seller Comment (XXXX-08-25): (Rate Lock) Exception requested for business docs dated post-close
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123518	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-08-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123518	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (XXXX-08-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123518	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 793 Reserves: 23.76 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123682	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Preliminary in file.	The Title Policy Amount of XXXX is less than the note amount of XXXX. Kindly provide the Title document with the correct Title Policy amount.				Reviewer Comment (XXXX-08-13): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-13): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123682	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has provided a detailed LOE regarding the collection. Also, a copy of the letter sent to XXXX XXXX Inc (the collector) was provided, but a credit update was unable to be provided, which would take approximately 30-45 days. The borrower is willing to pay off, if required. However, DSCR does not allow personal debt to be paid. Proceed without paying the XXXX collection on credit. Per the borrower, it does not belong to her son, and she refuses to pay it.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 110.01 Guideline Requirement: 12.00 The DSCR of 1.00 is greater than the minimum required DSCR of 1.33.	XXXX	Reviewer Comment (XXXX-08-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123177	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines state log homes are ineligible.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Debt Service Coverage Ratio: 1.53 Guideline Requirement: 1.00 Reserves: 50.41 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123131	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to insufficient reserves and missing income documents.				Reviewer Comment (XXXX-09-14): Guideline overlay applied for CPA Verification. Tax returns not required. Seller Comment (XXXX-09-11): (Rate Lock) B1 is self-employed and B2 is a wage earner but also receives SSI which has been documented properly.? We do not see that transcripts would be required on this loan.?	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123131	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to insufficient reserves and missing income documents.				Reviewer Comment (XXXX-09-14): Guideline overlay applied for CPA Verification. Tax returns not required. Seller Comment (XXXX-09-11): (Rate Lock) B1 is self-employed and B2 is a wage earner but also receives SSI which has been documented properly.? We do not see that transcripts would be required on this loan.?	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123131	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.58354% exceeds Guideline total debt ratio of 45.00000%.	Lender approved exception for DTI that exceeds 45% on bank statement loan and LTV is at 90%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 720 Representative FICO: 769 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123131	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.53 is less than Guideline PITIA months reserves of 6.00.	Asset documentation is insufficient to cover reserve requirements.				Reviewer Comment (XXXX-09-14): Received additional assets in trailing docs. Seller Comment (XXXX-09-11): (Rate Lock) It is a full statement. It has the acct# and is page 1 of 1 Reviewer Comment (XXXX-09-10): Please provide a complete bank statement.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123131	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.58354% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Calculated DTI exceeds the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 720 Representative FICO: 769 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123131	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to insufficient reserves and missing income documents.				Reviewer Comment (XXXX-09-14): Guideline overlay applied for CPA Verification. Tax returns not required. Seller Comment (XXXX-09-11): (Rate Lock) B1 is self-employed and B2 is a wage earner but also receives SSI which has been documented properly.? We do not see that transcripts would be required on this loan.?	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123131	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA License Verification	The CPA license must be verified with either a copy of their license or an online verification. Neither was provided in file. Loan file missing 4506 (XXXX, XXXX). *****Updated XXXX ****Guidelines overlay provided, CPA License Verification not required for this loan.				Reviewer Comment (XXXX-09-14): Guideline overlay applied for CPA Verification. Tax returns not required. Seller Comment (XXXX-09-11): (Rate Lock) B1 is self-employed and B2 is a wage earner but also receives SSI which has been documented properly.? We do not see that transcripts would be required on this loan.? Reviewer Comment (XXXX-08-12): XXXX & XXXX XXXX still missing. Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123131	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing the CPA License verification. Loan file missing 4506 (XXXX, XXXX).				Reviewer Comment (XXXX-09-14): Guideline overlay applied for CPA Verification. Tax returns not required. Seller Comment (XXXX-09-11): (Rate Lock) B1 is self-employed and B2 is a wage earner but also receives SSI which has been documented properly.? We do not see that transcripts would be required on this loan.?	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123237	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is unable to validate rental history. Borrower has rented current home for the last 4 months, lease agreement and paid receipts for CASH have been provided, unable to document withdrawal of cash as wife pays with funds from her cleaning business.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 120.45 Guideline Requirement: 6.00 Combined Loan to Value: 55.04587% Guideline Maximum Combined Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123392	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested for DSCR with 2x30x12 and family living in the property. XXXX lives in home as a caretaker while repairs are being made but she will be moving out once everything is completed. Compensating factors do not support downgrading/waiving of the exception. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 111.53 Guideline Requirement: 6.00 Loan to Value: 57.43243% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-09-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Seller Comment (XXXX-09-11): (Rate Lock) Excepotion provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123392	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title commitment reflects two mortgages(Exceptions #8 and #9) however the HUD-1 does not reflect payoff(s). Please provide evidence that the mortgages for XXXX have been satisfied and will not have negative impact on final title policy.				Reviewer Comment (XXXX-09-10): Received updated title in trailing docs. Seller Comment (XXXX-09-08): (Rate Lock) updated tit reflecting delete -omit on mtgs Reviewer Comment (XXXX-09-04): The Commitment Title provided initially reflected 2 mortgages. Final Tile does not reflect the mortgages. Evidence of payoff/release is required. Seller Comment (XXXX-09-02): (Rate Lock) please note there are no MTG On title or being paid please clear or comment	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123414	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 740 Representative FICO: 816 Reserves: 71.67 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123585	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Provided asset document with the balance of XXXX is less than Cash From Borrower XXXX. Required sufficient asset document to meet the closing requirement.				Reviewer Comment (XXXX-08-31): Received Closing Statement for the property Pending sale in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Final CD for the sale of primary home of XXXX Dr XXXXXXXX netting sufficient assets for closing and reserves. Debt does not need to be included in the debt ratio.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123585	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall failure due to calculated debt to income ratio exceeds the guideline and lender qualified value. Pending sale property XXXX08 XXXX does not have supporting document to exclude it from the DTI calculation. Insufficient assets provided in file.				Reviewer Comment (XXXX-08-31): Received Closing Statement for the property Pending sale in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Final CD for the sale of primary home of XXXX Dr XXXXXXXX netting sufficient assets for closing and reserves. Debt does not need to be included in the debt ratio.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123585	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.73630% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall failure occurred because the calculated debt-to-income ratio exceeds the guideline and lender qualified value. Pending sale property XXXX does not have supporting documentation to exclude it from the DTI calculation.				Reviewer Comment (XXXX-08-31): Received Closing Statement for the property Pending sale in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Final CD for the sale of primary home of XXXX Dr XXXXXXXX netting sufficient assets for closing and reserves. Debt does not need to be included in the debt ratio.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123585	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.73630% exceeds Guideline total debt ratio of 50.00000%.	The calculated debt-to-income ratio exceeds the guideline and lender qualified value. Pending sale property XXXX does not have supporting documentation to exclude it from the DTI calculation.				Reviewer Comment (XXXX-08-31): Received Closing Statement for the property Pending sale in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Final CD for the sale of primary home of XXXX Dr XXXXXXXX netting sufficient assets for closing and reserves. Debt does not need to be included in the debt ratio.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123585	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Sufficient asset documentation is required to meet the reserve requirement of 6 months.				Reviewer Comment (XXXX-08-31): Received Closing Statement for the property Pending sale in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Final CD for the sale of primary home of XXXX Dr XXXXXXXX netting sufficient assets for closing and reserves. Debt does not need to be included in the debt ratio.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123585	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall failure occurred because the calculated debt-to-income ratio exceeds the guideline and lender qualified value. Pending sale property XXXX08 XXXX does not have supporting documentation to exclude it from the DTI calculation. Insufficient assets were provided in the file.				Reviewer Comment (XXXX-08-31): Received Closing Statement for the property Pending sale in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Final CD for the sale of primary home of XXXX Dr XXXXXXXX netting sufficient assets for closing and reserves. Debt does not need to be included in the debt ratio.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123585	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The file is missing verification of the sale of the departing residence. Funds from the sale are needed to satisfy cash-to-close and reserve requirements. The source of EMD was not provided.				Reviewer Comment (XXXX-08-31): Received Closing Statement for the property Pending sale in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Final CD for the sale of primary home of XXXX Dr XXXXXXXX netting sufficient assets for closing and reserves. Debt does not need to be included in the debt ratio.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123585	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The file is missing verification of the sale of the departing residence. Funds from the sale are needed to satisfy cash-to-close and reserve requirements. The source of EMD was not provided.				Reviewer Comment (XXXX-08-31): Received Closing Statement for the property Pending sale in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Final CD for the sale of primary home of XXXX Dr XXXXXXXX netting sufficient assets for closing and reserves. Debt does not need to be included in the debt ratio.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-2,488.00. Insufficient or no cure was provided to the borrower. (9300)	Final Lender Credit of XXXX exceeds tolerance of $-XXXX. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.				Reviewer Comment (XXXX-09-02): XXXX received COC dated 0XXXX3. Seller Comment (XXXX-09-01): (Rate Lock) Please refer to above comment regarding coc dated XXXX4 that was uploaded. Loan program changed and lender credits were removed.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.				Reviewer Comment (XXXX-08-05): Cured at closing or within 60 days of consummation prior to TPR review	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does contain a valid Changed Circumstance for this fee, evidence of cure in file.				Reviewer Comment (XXXX-09-02): XXXX received COC dated 0XXXX3. Seller Comment (XXXX-09-01): (Rate Lock) Uploaded COC showing loan discount points were disclosed.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's business is selling CBD.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 28.48 Guideline Requirement: 6.00 DTI: 23.24066% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification CPA Verification	The loan file is missing the verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 85.00000%.	LTV of 90% exceeds guideline max of 85% for a borrower with a FICO below 700.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 28.48 Guideline Requirement: 6.00 DTI: 23.24066% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 85.00000%.	LTV of 90% exceeds guideline max of 85% for a borrower with a FICO below 700.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 28.48 Guideline Requirement: 6.00 DTI: 23.24066% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing the verification of the CPA license.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to The loan file is missing the verification of the CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The loan file is missing the verification of the CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing the verification of the CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. Revised valuation reflects clXXXXal change only, no impact to compliant HPML determination. (Type:Primary/XXXX)					Reviewer Comment (XXXX-08-17): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-08-13): (Rate Lock) EV2 accept please waive Reviewer Comment (XXXX-08-05): Exception is eligible to be waived.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-09-02): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123198	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Business Narrative	Business narrative missing from file.				Reviewer Comment (XXXX-08-26): Business Narrative provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123198	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business narrative missing from file.				Reviewer Comment (XXXX-08-26): Business Narrative provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123194	XXXX	XXXX	XXXX	XXXX	Credit	Income	Document Error	Income	Bank statement page number is blank.	Borrower: XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Account Type: Business / Account Num: XXXX / Statement End Date: XXXX	The file is missing a copy of the bank statement for account #XXXX with end date XXXX.				Reviewer Comment (XXXX-09-01): Received bank statements in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) (Rate Lock) UPLOADED XXXX BANK STATEMENT	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123194	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing a copy of the bank statement for account XXXX with end date XXXX.				Reviewer Comment (XXXX-09-01): Received bank statements in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) (Rate Lock) UPLOADED XXXX BANK STATEMENT	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123194	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		The file is missing a copy of the bank statement for account XXXX with end date XXXX.				Reviewer Comment (XXXX-09-01): Received bank statements in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) UPLOADED XXXX BANK STATEMENT	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123194	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing income documents.				Reviewer Comment (XXXX-09-01): Received bank statements in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123194	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing income documents.				Reviewer Comment (XXXX-09-01): Received bank statements in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123194	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing income documents.				Reviewer Comment (XXXX-09-01): Received bank statements in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123487	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123487	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): Lender overlay provided for CPA license verification.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123487	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to missing verification of the CPA license.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123487	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123487	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verification of the CPA license is missing from the file.				Reviewer Comment (XXXX-08-11): System cleared after a lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Notary date in security instrument is XXXX.				Reviewer Comment (XXXX-08-04): Updated SI provided. Cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Notary date in security instrument is XXXX.				Reviewer Comment (XXXX-08-04): Updated SI provided. Cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file missing 3rd party verification of the borrower's dated within 120 days prior to the Note Date for the XXXX business. SOS search in file does not reflect the borrower's name, but someone else, and the start date is different than that on the VVOE. VVOE states only employment was discussed, but name of person contacted was not provided. YTD earnings missing from the loan file for both businesses, as required by Guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 27.19298% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 700 Representative FICO: 773	XXXX	Reviewer Comment (XXXX-09-23): Lender exception with Compensating Factors provided. Downgraded and waived.

Seller Comment (XXXX-09-20): (Rate Lock) an exception was received and previously uploaded for this very issue. I am uploading again

Reviewer Comment (XXXX-09-04): Income from XXXX was excluded. Please provide updated 1008. For the 1099 income, guidelines require YTD earnings to be documented to support the ongoing receipt of income showing on the 1099s by:
o Checks or a single check stub(s) with YTD totals is available, or
o YXXXX statements covering the YTD period.
This was not provided.

Seller Comment (XXXX-09-02): (Rate Lock) see guides, we can go up to 55% DTI as long as LTV is less than 80%.  LTV is under 28%

Reviewer Comment (XXXX-08-31): Income from XXXX Transport was used to qualify. If removed and excluded, DTI will be 54.05% which is over the guideline minimum of 50%.

Seller Comment (XXXX-08-27): (Rate Lock) removed XXXX Transport income see 1003
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan file missing 3rd party verification of the borrower's dated within 120 days prior to the Note Date for the XXXX business. SOS search in file does not reflect the borrower's name, but someone else, and the start date is different than that on the VVOE. VVOE states only employment was discussed, but name of person contacted was not provided. YTD earnings missing from the loan file for both businesses, as required by Guidelines.	Reviewer Comment (XXXX-09-23): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-09-20): (Rate Lock) an exception was received and previously uploaded for this very issue. I am uploading again

Reviewer Comment (XXXX-09-04): Income from XXXX was excluded. Please provide updated 1008. For the 1099 income, guidelines require YTD earnings to be documented to support the ongoing receipt of income showing on the 1099s by:
o Checks or a single check stub(s) with YTD totals is available, or
o YXXXX statements covering the YTD period.
This was not provided.

Seller Comment (XXXX-09-02): (Rate Lock) see guides, we can go up to 55% DTI as long as LTV is less than 80%.  LTV is under 28%

Reviewer Comment (XXXX-08-31): Income from XXXX Transport was used to qualify. If removed and excluded, DTI will be 54.05% which is over the guideline minimum of 50%.

Seller Comment (XXXX-08-28): (Rate Lock) full exception reads: Post close exception: 1. proceed without YTD information for 1099 borrower. Borrower is seasonal - XXXX work XXXX.  Loan app date was XXXX4 so at the time XXXX 1099 was within 45 days of app
2. proceed with residual income of XXXX.  Borrower has a 2nd 1099 job however VVOE was not properly obtained so income was taken out
																			XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Loan file missing 3rd party verification of the borrower's dated within 120 days prior to the Note Date for the XXXX business. SOS search in file does not reflect the borrower's name, but someone else, and the start date is different than that on the VVOE. VVOE states only employment was discussed, but name of person contacted was not provided. YTD earnings missing from the loan file for both businesses, as required by Guidelines.	Reviewer Comment (XXXX-09-23): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (XXXX-09-20): (Rate Lock) an exception was received and previously uploaded for this very issue. I am uploading again

Reviewer Comment (XXXX-09-04): Income from XXXX was excluded. Please provide updated 1008. For the 1099 income, guidelines require YTD earnings to be documented to support the ongoing receipt of income showing on the 1099s by:
o Checks or a single check stub(s) with YTD totals is available, or
o YXXXX statements covering the YTD period.
This was not provided.

Seller Comment (XXXX-09-02): (Rate Lock) see guides, we can go up to 55% DTI as long as LTV is less than 80%.  LTV is under 28%

Reviewer Comment (XXXX-08-31): Income from XXXX Transport was used to qualify. If removed and excluded, DTI will be 54.05% which is over the guideline minimum of 50%.

Seller Comment (XXXX-08-28): (Rate Lock) full exception reads: Post close exception: 1. proceed without YTD information for 1099 borrower. Borrower is seasonal - XXXX work XXXX.  Loan app date was XXXX4 so at the time XXXX 1099 was within 45 days of app
2. proceed with residual income of XXXX.  Borrower has a 2nd 1099 job however VVOE was not properly obtained so income was taken out
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file missing 3rd party verification of the borrower's dated within 120 days prior to the Note Date for the XXXX business. SOS search in file does not reflect the borrower's name, but someone else, and the start date is different than that on the VVOE. VVOE states only employment was discussed, but name of person contacted was not provided. YTD earnings missing from the loan file for both businesses, as required by Guidelines.	Reviewer Comment (XXXX-09-23): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (XXXX-09-04): Income from XXXX was excluded. Please provide updated 1008. For the 1099 income, guidelines require YTD earnings to be documented to support the ongoing receipt of income showing on the 1099s by:
o Checks or a single check stub(s) with YTD totals is available, or
o YXXXX statements covering the YTD period.
This was not provided.

Seller Comment (XXXX-09-02): (Rate Lock) see guides, we can go up to 55% DTI as long as LTV is less than 80%.  LTV is under 28%

Reviewer Comment (XXXX-08-31): Income from XXXX Transport was used to qualify. If removed and excluded, DTI will be 54.05% which is over the guideline minimum of 50%.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Personal	Loan file missing 3rd party verification of the borrower's dated within 120 days prior to the Note Date for the XXXX business. SOS search in file does not reflect the borrower's name, but someone else, and the start date is different than that on the VVOE. VVOE states only employment was discussed, but name of person contacted was not provided. YTD earnings missing from the loan file for both businesses, as required by Guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 27.19298% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 700 Representative FICO: 773	XXXX	Reviewer Comment (XXXX-09-23): Lender exception with Compensating Factors provided. Downgraded and waived.

Reviewer Comment (XXXX-09-04): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Account Statements - Personal, Third Party Verification

Reviewer Comment (XXXX-09-04): Income from XXXX was excluded. Please provide updated 1008. For the 1099 income, guidelines require YTD earnings to be documented to support the ongoing receipt of income showing on the 1099s by:
o Checks or a single check stub(s) with YTD totals is available, or
o YXXXX statements covering the YTD period.
This was not provided.

Seller Comment (XXXX-09-02): (Rate Lock) see guides, we can go up to 55% DTI as long as LTV is less than 80%.  LTV is under 28%

Reviewer Comment (XXXX-08-31): Income from XXXX Transport was used to qualify. If removed and excluded, DTI will be 54.05% which is over the guideline minimum of 50%.
																			XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		YTD earnings missing from the loan file for both businesses, as required by Guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 27.19298% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 700 Representative FICO: 773	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-08-28): (Rate Lock) full exception reads: Post close exception: 1. proceed without YTD information for 1099 borrower. Borrower is seasonal - XXXX work XXXX. Loan app date was XXXX4 so at the time XXXX 1099 was within 45 days of app 2. proceed with residual income of XXXX. Borrower has a 2nd 1099 job however VVOE was not properly obtained so income was taken out	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		YTD earnings missing from the loan file for both businesses, as required by Guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Loan to Value: 27.19298% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 700 Representative FICO: 773	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-08-28): (Rate Lock) full exception reads: Post close exception: 1. proceed without YTD information for 1099 borrower. Borrower is seasonal - XXXX work XXXX. Loan app date was XXXX4 so at the time XXXX 1099 was within 45 days of app 2. proceed with residual income of XXXX. Borrower has a 2nd 1099 job however VVOE was not properly obtained so income was taken out	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123523	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Updated 9.4.XXXX After excluding income from XXXX, residual income of XXXX is short of the required of XXXX.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has been employed in the same industry for more than 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 27.19298% Guideline Maximum Loan to Value: 80.00000% Borrower has been employed in the same industry for more than 5 years. Guidelines Representative FICO: 700 Representative FICO: 773	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123537	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. XXXX over legal limit with no valid change of circumstances and no cure was provided to borrower.	Reviewer Comment (XXXX-09-29): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (XXXX-09-28): (Rate Lock) Uploaded updated PCCD/LOE with correction as requested.

Reviewer Comment (XXXX-09-28): We are unable to cure at this time.  The provided mailing label does not show as in possession of the courier at this time.  If the package is picked up today, and in the couriers system as picked up, then we can cure the exception. But it has to show as picked up/mailed by XXXX29 in order to cure.

Seller Comment (XXXX-09-25): (Rate Lock) Uploaded PCCD, LOE, copy of refund check & proof of mailing as requested.

Reviewer Comment (XXXX-09-23): XXXX received PCCD and LOE for cure, however we also require copy of refund check & proof of mailing for cure of XXXX. Please provide copy of refund check & proof of mailing to cure the exception.

Seller Comment (XXXX-09-21): (Rate Lock) 68.80 was included on the final CD
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123537	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7507)	Change of Circumstance not provided.	Reviewer Comment (XXXX-09-29): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (XXXX-09-28): (Rate Lock) Uploaded updated PCCD/LOE with correction as requested.

Reviewer Comment (XXXX-09-28): We are unable to cure at this time.  The provided mailing label does not show as in possession of the courier at this time.  If the package is picked up today, and in the couriers system as picked up, then we can cure the exception. But it has to show as picked up/mailed by XXXX29 in order to cure.

Seller Comment (XXXX-09-25): (Rate Lock) Uploaded PCCD, LOE, copy of refund check & proof of mailing as requested.

Reviewer Comment (XXXX-09-04): XXXX received valid rebuttal comment. However, Appraisal report with provided disclosure completed on XXXX, but the 2nd appraisal fee (1004D fee) was not added until 0XXXX02. This is outside of the required three-day timeline for notification of borrower. Cure is required.

Seller Comment (XXXX-09-03): (Rate Lock) The 1004D was needed due to repairs required. This was a reinspection that the repairs were completed.

Reviewer Comment (XXXX-08-31): XXXX received COC dated 0XXXX01 which was already in file but the reason is not provided as to why the second appraisal was added. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123396	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (Final/XXXX)	The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold.	Reviewer Comment (XXXX-09-25): XXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (XXXX-09-22): Thank you for the documentation provided. Proof of delivery to borrower three or more days prior to expiration of the RTC is still required.

Reviewer Comment (XXXX-08-07): XXXX received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required.  Please provide proof rescission reopened to all consumers.

Seller Comment (XXXX-08-06): (Rate Lock) Cure docs provided

Reviewer Comment (XXXX-08-03): Final CD issued XXXX disclosed fee total in Section D of XXXX9.61 then the Corrected CD issued XXXX of XXXX9.61 in Section D which was an increase of XXXX from final CD and increased the Total of Payments calculation.  The final CD was thus underdisclosed by XXXX due to the increase in borrower fees for TOP calculation over tolerance threshold.  Cure with Corrected CD, LOE to borrower, copy of cure refund of XXXX, proof of mailing and proof of reopening of rescission to all consumers.

Seller Comment (XXXX-07-31): (Rate Lock) Please confirm what fees are being calculated into this
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123396	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower. (75103)					Reviewer Comment (XXXX-07-30): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over XXXX)	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123532	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan file is missing a letter of explanation for the gap in employment from XXXX to XXXX.				Reviewer Comment (XXXX-08-03): Not required per guidelines.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123665	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX program (bridge loan). Allow non-arm's length transaction and bridge loan. Lender is XXXX LLC. Per guidelines, XXXX must be arm's length.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has been employed in the same industry for more than 5 years. Loan to Value: 56.49123% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-11): Client elects to waive with compensating factors.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123665	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation to verify a 12-month housing history is not located in the file. If the property is owned free and clear, a property profile report or similar document showing no liens against the property is required.				Reviewer Comment (XXXX-09-15): Cleared. Received required document.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123549	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee Fee was last disclosed as XXXX on the Loan Estimate, but was disclosed as XXXX on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.				Reviewer Comment (XXXX-09-02): XXXX received COC dated 0XXXX. Seller Comment (XXXX-09-01): (Rate Lock) uploaded the coc for fees disclosed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123549	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Operating agreement	Loan file is missing an operating agreement for the bank statement income and the CPA license verification.				Reviewer Comment (XXXX-08-21): Overlay provided. CPA letter in file. Reviewer Comment (XXXX-08-11): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: CPA license verification, Operating agreement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123549	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-08-21): Overlay provided. CPA letter in file. System cleared.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123549	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-08-21): Overlay provided. CPA letter in file. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123549	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall exception due to missing income documents.				Reviewer Comment (XXXX-08-21): Overlay provided. CPA letter in file. System cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123549	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property in suburban area with over 20 acres, zoned agricultural AG1 permitting residential use and has the functionality of a fully equipped working equestrian farm.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 32.94125% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 720 Representative FICO: 777	XXXX	Reviewer Comment (XXXX-08-05): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123659	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for daugher lives in subject property.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 43.65 Guideline Requirement: 6.00 Loan to Value: 29.10448% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123632	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure does not reflect the reason for not having an escrow account.	Reviewer Comment (XXXX-09-15): XXXX Received Letter of Explanation & Corrected Closing Disclosure.

Seller Comment (XXXX-09-14): (Rate Lock) Uploaded PCCD with CD showing Will Not Have an Escrow Account Because it was "declined"

Reviewer Comment (XXXX-09-08): XXXX the Final Closing Disclosure did not designate a reason on Page 4 " Escrow Account - Will Not Have an Escrow Account Because" - reason was missing and not marked as "declined" or "lender does not offer".  Letter of Explanation and Corrected CD required to cure.

Seller Comment (XXXX-09-04): (Rate Lock) Please see Page 5 of Final CD that has the box checked stating "will not have an escrow account"
																			XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123632	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points increased from XXXX to XXXX in Closing Disclosure issued on XXXX due to a change in rate. Changed circumstances reflect that the rate was changed on XXXX.				Reviewer Comment (XXXX-09-08): XXXX received a valid COC. Seller Comment (XXXX-09-04): (Rate Lock) Lock information from XXXX8 & XXXX3 uploaded showing reason for increase of Loan Discount Point Fee on XXXX3 due to Rate Decreasing and Loan Points increasing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123632	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception needed to proceed with EAD with category C08 with no visa. Borrower is pending asylum.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123632	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for 85%LTV in rural home.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-12): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123181	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		A Deed showing transfer from XXXX XXXX, LLC to the borrowing entity is not located in the file.				Reviewer Comment (XXXX-09-03): Deed of Transfer provided Seller Comment (XXXX-09-01): (Rate Lock) uploaded deed of transfer	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350123181	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-08-24): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350123519	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-21): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123552	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	Hazard Insurance policy effective date starts XXXX and effective date covered Disbursement Date XXXX.				Reviewer Comment (XXXX-09-03): Policy effective date = Disbursement date Seller Comment (XXXX-09-01): (Rate Lock) Borrower signed prior to closing date- loan was disbursed on XXXX, the effective date of the hazard policy.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123196	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower being a non permanent resident with a work Visa that is a C series.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves: 98.11 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 1.92 Guideline Requirement: 1.00 Loan to Value: 55.86592% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 800 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-06): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123445	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The title commitment in file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Provide a copy of the final title policy or an addendum to the title preliminary/commitment report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-31): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123445	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for two units are under 500 sq ft.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 64.39791% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 725	XXXX	Reviewer Comment (XXXX-08-31): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123445	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated of 0.85 does not meet Guideline minium requirement of 1.00. XXXX0 qualifying rental income / XXXX PITIA =.85 DSCR	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Loan to Value: 64.39791% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-14): (Rate Lock) This is a triplex with all 3 units rented for XXXX total, I am not sure where XXXX came from	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123608	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Less than 6 months seasoning on a Cash out. Purchase was XXXX for XXXX, the remodeled home appraised now at XXXX.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 37.02 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 745	XXXX	Reviewer Comment (XXXX-09-01): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123608	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution in file is not executed.				Reviewer Comment (XXXX-09-18): Received corporate resolution in trailing docs. Seller Comment (XXXX-09-16): (Rate Lock) uploaded signed documents Reviewer Comment (XXXX-09-14): Signed corporate resolution is required to verify borrower has the authority to bind the company on all owner's behalf. Seller Comment (XXXX-09-10): (Rate Lock) uploaded operating agreement	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123231	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee was XXXX disclosed on the initial LE, but XXXX was disclosed on the Closing Disclosure. Sufficient cure was not provided in the file.				Reviewer Comment (XXXX-09-11): XXXX received valid COC document Seller Comment (XXXX-09-09): (Rate Lock) This is a transferred appraisal and we were notified on XXXX8 and the fee they paid for the appraisal was then updated and disclosed on the XXXX31 CD as POC	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123573	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.83 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00 and the LTV is over 65%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 99.18 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-28): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123626	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX, Borrower: XXXX	Lender requested an exception which was approved for first-time homebuyer and first-time investors.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Loan to Value: 62.02532% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 767 Reserves: 251.79 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123626	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender requested an exception which was approved for DSCR score below 1.000 (at 0.906).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Loan to Value: 62.02532% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 767 Reserves: 251.79 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123626	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved for subject property has 2 ADUs.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Loan to Value: 62.02532% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 767 Reserves: 251.79 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123626	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved for unable to fully document housing payment history for B2.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Loan to Value: 62.02532% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 767 Reserves: 251.79 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123268	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	Appraisal Adjustments	Property - Appraisal	Excessive site value noted on appraisal without appXXXX comments to justify	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (XXXX-09-11): Received appXXXX's comment and processor cert in trailing docs. Seller Comment (XXXX-09-09): (Rate Lock) UPLOADED PROCESSOR CERT & APPRAISAL	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123268	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of all owners of XXXX, LLC. LOE in file, however it is unknown if it includes all owners.				Reviewer Comment (XXXX-09-11): Received Articles of formation in trailing docs. Seller Comment (XXXX-09-09): (Rate Lock) CPA LETTER SHOWING 50% AND SECRETARY OF STATE OF XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123319	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (XXXX-08-11): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123319	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Verification	File is missing the verification for the CPA license.				Reviewer Comment (XXXX-08-19): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123319	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing the verification for the CPA license.				Reviewer Comment (XXXX-08-19): Lender overlay was applied.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123711	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-08-19): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123638	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 22.86178% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123638	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 22.86178% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123604	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has less than 2 years self employment history using bank statement income.				Reviewer Comment (XXXX-09-02): Prior employment provided in the same line of work. Seller Comment (XXXX-08-31): (Rate Lock) prior experienceXXXX field, email from HR states borrower employed as XXXX from XXXX to XXXX XXXXXXXX Company	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123672	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		A copy of the filed articles of organization for the borrowing entity is not located in the file.				Reviewer Comment (XXXX-09-01): Received articles in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123672	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		The title commitment reflects a first mortgage lien in the amount of XXXX; however, the closing statement reflects a payoff of XXXX. Evidence that the entire mortgage is paid off or evidence that the partial payoff will not have an impact on the final title policy is not located in the file.				Reviewer Comment (XXXX-09-04): Mortgage paid off Seller Comment (XXXX-09-02): (Rate Lock) please see payoff - he paid down loan over XXXX.89 in 0XXXXXXXX Reviewer Comment (XXXX-09-01): Closing Statement provided does not reflect a pay off of XXXX. Please provide an updated Closing Statement or final title that reflects the condition has been resolved. Seller Comment (XXXX-09-01): (Rate Lock) Attached Final CD - 1st mtg org balance was XXXX. current balance at close XXXX PIF on CD - 2nd mtg on title to private leander XXXX XXXX XXXX PAID ON CD	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123276	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 2.32% is less than Guideline required borrower's own funds of 5.00%.	Borrower does not have required minimum 5% of own funds required when receiving gift funds.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123516	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (XXXX-09-22): Received HUD in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123176	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The preliminary title report in file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Require a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-04): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123176	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The Appraisal disclosed that property was listed for sale within the last 12 months. A letter of explanation disclosing the reason the property was listed and confirming guarantor's intent to retain the subject property was not in file.				Reviewer Comment (XXXX-08-25): Received LOE in trailing docs. Seller Comment (XXXX-08-24): (Rate Lock) LOE provided	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123176	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property must be taken off the market on or before application date. Application date was XXXX and property was listed XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	The DSCR of 1.19 is greater than the minimum required DSCR of 1.00. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-01): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-08-25): Please provide the lender exception when it becomes available. Seller Comment (XXXX-08-24): (Rate Lock) Exception requested	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123402	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Lender Exception received for Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves: 72.90 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123267	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-08-24): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123267	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The lender exception has been requested for the DSCR which is below 0.759.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 797 Reserves: 61.64 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123477	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (XXXX-09-08): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123164	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 773 Reserves: 10.77 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-08-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123568	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Account XXXX relects non-borrowers. Asset accounts shared with non-borrowers require an access letter that is not located in the file.				Reviewer Comment (XXXX-09-16): Received access to funds in trailing docs. Reviewer Comment (XXXX-08-31): Bank statement reflects another name that is not on title. Seller Comment (XXXX-08-27): (Rate Lock) non borrower spouse is on title and the purchase contract access letter not needed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123568	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Guidelines DSCR is 1 and calculated is less than 1. Lender exception approval provided for DSCR ration is less than 1.0.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 747	XXXX	Reviewer Comment (XXXX-08-10): Client elects to downgrade and waive with compensating factors.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123568	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00. XXXX XXXX relects non-borrowers. Asset accounts shared with non-borrowers require an access letter that is not located in the file.				Reviewer Comment (XXXX-09-16): Received access to funds in trailing docs. Reviewer Comment (XXXX-08-31): Bank statement reflects another name that is not on title. Seller Comment (XXXX-08-27): (Rate Lock) non borrower spouse is on title and the purchase contract access letter not needed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123647	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Exception is requested and approved for rural property - max LTV allowed is 65%. Looking for approval at 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 60.77 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 731	XXXX	Reviewer Comment (XXXX-08-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123647	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 70.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	Exception is requested and approved for rural property - max LTV allowed is 65%. Looking for approval at 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 60.77 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 731	XXXX	Reviewer Comment (XXXX-08-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123647	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		HOI policy for the subject property is not located in the file.				Reviewer Comment (XXXX-08-31): Received HOI in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Property insurance for the subject and primary home included.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123647	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		HOI policy for the subject property is not located in the file.				Reviewer Comment (XXXX-08-31): Received HOI in trailing docs. Seller Comment (XXXX-08-27): (Rate Lock) Property insurance for the subject and primary home included.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee was last disclosed as XXXX on the Loan Estimate, but was disclosed as XXXX on the Final Closing Disclosure. No valid Change of Circumstance was provided for this change, nor evidence of cure.				Reviewer Comment (XXXX-09-03): XXXX received a valid COC. Seller Comment (XXXX-09-02): (Rate Lock) uploaded change of circumstances	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject has XXXX acres, which exceeds the program maximum of XXXXs.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 680 Representative FICO: 751 Reserves: 124.59 Guideline Requirement: 6.00 Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-17): Borrower has worked in the same position for more than 3 years.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Exception in file allowing 85% for rural property with XXXX acres.	Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 680 Representative FICO: 751 Reserves: 124.59 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-17): Borrower has worked in the same position for more than 3 years.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Exception in file allowing 85% for rural property with 13 acres.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 680 Representative FICO: 751 Reserves: 124.59 Guideline Requirement: 6.00 Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-17): Borrower has worked in the same position for more than 3 years.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Per Guidelines, borrowers need to be self-employed to use Personal or Business bank statements to document their income. Loan file missing evidence the borrower is self-employed. Verbal verification in file does not indicate they are self-employed or independent contractor and bank statements reflect payroll deposits. Provide third party evidence borrower has been self-employed for 2 years and his business has been open 2 years, as well as percentage of business ownership.				Reviewer Comment (XXXX-09-01): XXXX provided. NMLS website shows active license. Seller Comment (XXXX-08-31): (Rate Lock) UPLOADED - PROCESSOR CERT, MORTGAGE LOAN OFFICE LICENSE AND CPA LETTER	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Per Guidelines, borrowers need to be self-employed to use Personal or Business bank statements to document their income. Loan file missing evidence the borrower is self-employed. Verbal verification in file does not indicate they are self-employed or independent contractor and bank statements reflect payroll deposits. Provide third party evidence borrower has been self-employed for 2 years and his business has been open 2 years, as well as percentage of business ownership.				Reviewer Comment (XXXX-09-01): System cleared after XXXX provided. Seller Comment (XXXX-09-01): (Rate Lock) Rate Lock) UPLOADED - PROCESSOR CERT, MORTGAGE LOAN OFFICE LICENSE AND CPA LETTER	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX XXXX/Bank Statements)	Per Guidelines, borrowers need to be self-employed to use Personal or Business bank statements to document their income. Loan file missing evidence the borrower is self-employed. Verbal verification in file does not indicate they are self-employed or independent contractor and bank statements reflect payroll deposits. Provide third party evidence borrower has been self-employed for 2 years and his business has been open 2 years, as well as percentage of business ownership.				Reviewer Comment (XXXX-09-01): System cleared after XXXX provided. Seller Comment (XXXX-08-31): (Rate Lock) UPLOADED - PROCESSOR CERT, MORTGAGE LOAN OFFICE LICENSE AND CPA LETTER	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Per Guidelines, borrowers need to be self-employed to use Personal or Business bank statements to document their income. Loan file missing evidence the borrower is self-employed. Verbal verification in file does not indicate they are self-employed or independent contractor and bank statements reflect payroll deposits. Provide third party evidence borrower has been self-employed for 2 years and his business has been open 2 years, as well as percentage of business ownership.				Reviewer Comment (XXXX-09-01): System cleared after XXXX provided. Seller Comment (XXXX-08-31): (Rate Lock) UPLOADED - PROCESSOR CERT, MORTGAGE LOAN OFFICE LICENSE AND CPA LETTER	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Per Guidelines, borrowers need to be self-employed to use Personal or Business bank statements to document their income. Loan file missing evidence the borrower is self-employed. Verbal verification in file does not indicate they are self-employed or independent contractor and bank statements reflect payroll deposits. Provide third party evidence borrower has been self-employed for 2 years and his business has been open 2 years, as well as percentage of business ownership.				Reviewer Comment (XXXX-09-01): System cleared after XXXX provided. Seller Comment (XXXX-08-31): (Rate Lock) UPLOADED - PROCESSOR CERT, MORTGAGE LOAN OFFICE LICENSE AND CPA LETTER	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Per Guidelines, borrowers need to be self-employed to use Personal or Business bank statements to document their income. Loan file missing evidence the borrower is self-employed. Verbal verification in file does not indicate they are self-employed or independent contractor and bank statements reflect payroll deposits. Provide third party evidence borrower has been self-employed for 2 years and his business has been open 2 years, as well as percentage of business ownership.				Reviewer Comment (XXXX-09-01): System cleared after XXXX provided.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123602	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Per Guidelines, borrowers need to be self-employed to use Personal or Business bank statements to document their income. Loan file missing evidence the borrower is self-employed. Verbal verification in file does not indicate they are self-employed or independent contractor and bank statements reflect payroll deposits. Provide third party evidence borrower has been self-employed for 2 years and his business has been open 2 years, as well as percentage of business ownership.				Reviewer Comment (XXXX-09-01): XXXX provided. NMLS website shows active license. Seller Comment (XXXX-08-31): (Rate Lock) UPLOADED - PROCESSOR CERT, MORTGAGE LOAN OFFICE LICENSE AND CPA LETTER	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123296	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a First Time Investor, and they want to close in an Interest only loan.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 810 Reserves: 14.13 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-18): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123607	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception is approved and requested to use the higher appraised value of XXXX, DSCR calculated using market rent.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123607	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for DSCR being calculated using market rent.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123190	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The file was missing a copy of the Guarantor Agreement.				Reviewer Comment (XXXX-09-12): Not required per guidelines. Seller Comment (XXXX-09-10): (Rate Lock) Personal Guaranty agreement is not required if borrower signs the note as both business entity and individual borrower, which they did on this loan. Please see page 57 of theXXXXXXXX NQM DSCR Underwriting Guidelines XXXX, under the signature block requirement chart.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123360	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception, which was approved, because the subject property is occupied by family. Lease identifies Borrower's parents as tenants.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 42.28916% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 660 Representative FICO: 800	XXXX	Reviewer Comment (XXXX-09-03): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			B	B		N/A	No
XXXX	XXXX	XXXX	4350123360	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-09-04): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			B	B		N/A	No
XXXX	XXXX	XXXX	4350123360	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Preliminary Title Report in file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Provide a copy of the Final Title Policy or an addendum to the Preliminary Report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-09-04): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			B	B		N/A	No
XXXX	XXXX	XXXX	4350123614	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX, XXXX Verification, Statement, Tax Verification	Loan file is missing mortgage statement, Insurance and Tax verification for XXXX XXXX property.				Reviewer Comment (XXXX-09-03): LE provided Seller Comment (XXXX-09-01): (Rate Lock) uploaded closing disclosure and hoi and tax cert	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123614	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX, XXXX Verification, Statement, Tax Verification	Loan file is missing mortgage statement, Insurance and Tax verification for XXXX XXXX property.				Reviewer Comment (XXXX-09-03): CD provided Seller Comment (XXXX-09-01): (Rate Lock) uploaded closing statement showing escrows	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123708	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXX, XXXX, XXXX Verification, Statement, Tax Verification	Mortgage statement, tax verification and insurance verification missing for XXXX XXXX.				Reviewer Comment (XXXX-09-03): CD provided Seller Comment (XXXX-09-01): (Rate Lock) uploaded closing disclosure	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123708	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXX, XXXX, XXXX Verification, Statement, Tax Verification	Mortgage statement, tax verification and insurance verification missing for XXXX XXXX.				Reviewer Comment (XXXX-09-03): Loan Estimate provided in trailing docs Seller Comment (XXXX-09-01): (Rate Lock) uploaded closing disclosure and tax cert and hoi Seller Comment (XXXX-09-01): (Rate Lock) uploaded closing disclosure	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123361	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception requested for foreclosure within 3 years.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reserves: 96.14 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 1.54 Guideline Requirement: 1.00	XXXX	Reviewer Comment (XXXX-08-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123667	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved because the subject is in commercial and intermediate commercial zoning. An exception is needed to allow commercial zoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 2.37 Guideline Requirement: 1.00 Loan to Value: 65.00000% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-08-31): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123197	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Operating Agreement provided is an Amendment. Please provide Original Operating Agreement to verify there are not additional owners.	Reviewer Comment (XXXX-09-18): Received Operating agreement in trailing docs.

Seller Comment (XXXX-09-16): (Rate Lock) uploaded

Reviewer Comment (XXXX-09-14): Operating agreement provided it for XXXX, LLC. Operating agreement required is for XXXX LLC.

Seller Comment (XXXX-09-10): (Rate Lock) uploaded original operating agreement

Reviewer Comment (XXXX-09-09): Operating agreement uploaded is the amended Operating agreement in the file. Please provide the original Operating agreement to verify there are no additional owners.

Seller Comment (XXXX-09-04): (Rate Lock) UPLOADED XXXX LLC DOCUMENTS

Reviewer Comment (XXXX-09-03): Operating agreement provided is for XXXX LLC. Operating agreement needed is for XXXX LLC.

Seller Comment (XXXX-09-02): (Rate Lock) uploaded operating agreement

Reviewer Comment (XXXX-09-01): Operating agreement provided is the Amended Operating Agreement. Please provide the original Operating agreement to verify there are no additional owners.

Seller Comment (XXXX-08-28): (Rate Lock) OPERATING AGREEMENT UPLOADED
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123218	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Discount points Fee of XXXX exceeds tolerance of XXXX. XXXX over the legal limit, with no valid change of circumstances and no cure was provided to the borrower.				Reviewer Comment (XXXX-09-16): XXXX received a valid COC. Seller Comment (XXXX-09-14): (Rate Lock) COC completed on XXXX- increased fee for the appraisal 1007 required and increase in discount point due to exception pricing.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123218	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee of XXXX exceeds tolerance of XXXX. No valid change of circumstance or cure was provided to the borrower.	Reviewer Comment (XXXX-09-22): XXXX received a valid COC.

Seller Comment (XXXX-09-21): (Rate Lock) Borrower is using rental income on an investment property- 1007 was required to support the income.

Reviewer Comment (XXXX-09-16): XXXX received CD and COC stating "Appraisal fee increased due to adding 1007 report" we would also require additional information as to why the 1007 report were required. Kindly provide additional information or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (XXXX-09-14): (Rate Lock) COC completed on XXXX- increased fee for the appraisal 1007 required and increase in discount point due to exception pricing.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123218	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over the legal limit, no valid change of circumstance or cure was provided to the borrower.				Reviewer Comment (XXXX-09-22): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (XXXX-09-21): (Rate Lock) Please review the final statement which reflects the XXXX credit back for the Transfer tax exceeding	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123218	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX NSF/OD in the last 12 months. Max is 5.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123218	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers intend to use a1007 only for rental income on departing residence to qualify. Underwriting requires them to use minimum 50% expense factor which makes the rental income necessary to qualify.	Borrower has verified disposable income of at least XXXX0.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123218	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (XXXX-09-22): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123171	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for CPA who completed P&L cannot attest to preparing the borrowers most recent tax returns.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 795 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 11.58 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-22): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123341	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided						Reviewer Comment (XXXX-09-15): AppXXXX comment on Appraisal Seller Comment (XXXX-09-11): (Rate Lock) Market Rents:STR AppXXXX Commentary XXXX87 X 80% ='s XXXX6XXXX12 ='S XXXX5 per month.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123341	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		EIN missing from file.				Reviewer Comment (XXXX-09-15): EIN provided Seller Comment (XXXX-09-11): (Rate Lock) UPLOADED FOR REVIEW	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123341	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating agreement missing from file.				Reviewer Comment (XXXX-09-15): OA provided Seller Comment (XXXX-09-11): (Rate Lock) UPLOADED FOR REVIEW	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123341	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (XXXX-09-21): COGS provided Seller Comment (XXXX-09-17): (Rate Lock) please review to clear condition Reviewer Comment (XXXX-09-15): Certificate provided is from the State of XXXX. Business was incorporated in XXXX, and subject property is in the state of XXXX. Seller Comment (XXXX-09-11): (Rate Lock) UPLOADED FOR REVIEW	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123341	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided						Reviewer Comment (XXXX-09-15): Articles provided Seller Comment (XXXX-09-11): (Rate Lock) UPLOADED FOR REVIEW	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123341	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (XXXX, XXXX, etc.) not provided	Loan file is missing the XXXX print out.	Reviewer Comment (XXXX-09-24): Provided XXXX document. Exception cleared.

Seller Comment (XXXX-09-23): (Rate Lock) uploaded report

Reviewer Comment (XXXX-09-21): Guidelines require the following:
'XXXX is required and must meet the requirements below:
o Forecast Period must cover 12 months from the Note date
o Comparables:
▪ Must have 5 comparison properties
▪ Must be within two miles of subject property or with the same zip code
▪ Must be generally similar in size, room count, availability, and occupancy
▪ Internal Exception Code 1055.24 required if the Occupancy Rate is below 50%.'

Seller Comment (XXXX-09-17): (Rate Lock) please review supplemental addendum from appXXXX

Reviewer Comment (XXXX-09-15): Guidelines require XXXX with forecast period and comparables.

Seller Comment (XXXX-09-11): (Rate Lock) Lease Agreement: NOT APPLICABLE

Seller Comment (XXXX-09-11): (Rate Lock) Missing Document: 1007 Rent Comparison Schedule not provided
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123222	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The preliminary title report in the file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-31): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123222	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.77 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception is approved for below a DCSR of 1.00, per the guideline's required minimum of 1 for the short term.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 180.43 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-09-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Reviewer Comment (XXXX-08-28): Please provide additional compensating factors to support the downgrade/waive of this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123222	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.97436% exceeds Guideline loan to value percentage of 70.00000%.	Calculated loan to value percentage of 74.97436% exceeds guideline loan to value percentage of 65.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's Experience/Track Record	Reserves: 180.43 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. The borrower has real estate investment experience as a seasoned investor with more than 2 prior investments.	XXXX	Reviewer Comment (XXXX-09-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-09-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Reviewer Comment (XXXX-08-28): Please provide additional compensating factors to support the downgrade/waive of this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123222	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 74.97436% exceeds Guideline combined loan to value percentage of 70.00000%.	Calculated combined loan to value percentage of 74.97436% exceeds guideline combined loan to value percentage of 65.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's Experience/Track Record	Reserves: 180.43 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. The borrower has real estate investment experience as a seasoned investor with more than 2 prior investments.	XXXX	Reviewer Comment (XXXX-09-15): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-09-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Reviewer Comment (XXXX-08-28): Please provide additional compensating factors to support the downgrade/waive of this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-09): XXXX received a valid COC. Seller Comment (XXXX-09-08): (Rate Lock) uploaded coc	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-09): XXXX received a valid COC. Seller Comment (XXXX-09-08): (Rate Lock) uploaded coc	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX ODs in the past 12 months.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 680 Representative FICO: 746 Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to loan file missing the lease agreement for borrower's investment property.				Reviewer Comment (XXXX-09-01): Received Lease agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXXX/25% Vacancy Method)	Waterfall due to loan file missing the lease agreement for borrower's investment property.				Reviewer Comment (XXXX-09-01): Received Lease agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Waterfall due to loan file missing the lease agreement for borrower's investment property.				Reviewer Comment (XXXX-09-01): Received Lease agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing the lease agreement for borrower's investment property.				Reviewer Comment (XXXX-09-01): Received Lease agreement in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) uploaded lease agreement starting XXXX1 XXXX deposit, uploaded bank statement from D XXXX to show deposit and 1st month rent	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to loan file missing the lease agreement for borrower's investment property.				Reviewer Comment (XXXX-09-03): Received Lease agreement in trailing docs. Seller Comment (XXXX-09-01): (Rate Lock) Received Lease agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123593	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to loan file missing the lease agreement for borrower's investment property.				Reviewer Comment (XXXX-09-03): Received Lease agreement in trailing docs. Seller Comment (XXXX-09-01): (Rate Lock) Received Lease agreement in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123203	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	Rent loss insurance is required per guidelines.	Reviewer Comment (XXXX-09-10): HOI contains dwelling fire policy.

Seller Comment (XXXX-09-09): (Rate Lock) Per the policy there is other structure coverage and liability for XXXX000.00- this should cover the landlords items.

Seller Comment (XXXX-09-09): (Rate Lock) A fire Dwelling policy is a landlord policy

Reviewer Comment (XXXX-09-09): Insurance provided does indicate the landlord policy.

Seller Comment (XXXX-09-04): (Rate Lock) Policy for the subject property has been uploaded- this reflects as a Fire Dwelling policy-which is also a landlord policy.

Reviewer Comment (XXXX-09-04): All transactions require a landlord’s hazard insurance policy on the subject property. This policy was not found in the file.

Seller Comment (XXXX-09-02): (Rate Lock) Subject- Fire Dwelling policy insurance included for the subject- Additional properties are escrowed no insurance policies required.

Reviewer Comment (XXXX-09-01): Hazard Insurance does not reflect Landlord policy as required by the guidelines.

Seller Comment (XXXX-08-28): (Rate Lock) Rent loss insurance is not required per guidelines- Fire dwelling policy was provided for the subject.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123203	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Missing fully executed final HUD-XXXX Closing Disclosure.				Reviewer Comment (XXXX-09-01): Received Closing Statement in trailing docs. Seller Comment (XXXX-08-28): (Rate Lock) Executed closing disclosure for a refinance per the attorney Seller Comment (XXXX-08-28): (Rate Lock) Requested from the escrow closer the fully executed signed closing disclosure.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123282	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The preliminary title report in the file disclosed XXXX of title insurance coverage; however, this is less than the loan amount of XXXX. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-20): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123282	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Single entity ownership confirmed at 61.5%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 82.76 Guideline Requirement: 6.00 Loan to Value: 50.02632% Guideline Maximum Loan to Value: 80.00000% DTI: 27.64658% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 725	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123282	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOA not allocating reserves for XXXX. Project insurance meets agency guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 82.76 Guideline Requirement: 6.00 Loan to Value: 50.02632% Guideline Maximum Loan to Value: 80.00000% DTI: 27.64658% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 725	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123282	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Lender exception provided, allowing loan amount of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 82.76 Guideline Requirement: 6.00 Loan to Value: 50.02632% Guideline Maximum Loan to Value: 80.00000% DTI: 27.64658% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 725	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123282	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Calculated disposable income of XXXX is less than guidelines required disposable income of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 82.76 Guideline Requirement: 6.00 Loan to Value: 50.02632% Guideline Maximum Loan to Value: 80.00000% DTI: 27.64658% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 725	XXXX	Reviewer Comment (XXXX-09-11): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123282	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan file missing executed XXXX.				Reviewer Comment (XXXX-09-11): Received signed XXXX+ form in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123696	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.80 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Reserves: 82.27 Guideline Requirement: 6.00 Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-28): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123158	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX00. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX	Reviewer Comment (XXXX-09-03): XXXX received COC and LOE suffice

Seller Comment (XXXX-09-02): (Rate Lock) On XXXX5 changed to new investor product/program. On XXXX6 an PE was given to bring the price to what they have now which is reason for lender credits reducing.

Reviewer Comment (XXXX-09-01): XXXX: Provided 0XXXX06 COC in the loan file does not sufficiently explain the reason for the pricing changed to decrease the credit. Provide additional information to support a pricing change for the lender credit decrease or cure would be due.

Seller Comment (XXXX-08-31): (Rate Lock) Initial CD was uploaded showing lender credit -XXXX
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123158	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Allow XXXX OD's in business account.	Borrower has verified disposable income of at least XXXX0.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 17.77080% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123358	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 55.81395% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-09-11): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123546	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	Lender to provide Hazard Insurance Policy which was in effect at the time of closing.				Reviewer Comment (XXXX-09-23): Hazard insurance effective date is equal to the disbursement date. Seller Comment (XXXX-09-23): (Rate Lock) Loan funded on XXXX, EOI effective date is XXXX, no change is needed. Reviewer Comment (XXXX-09-22): Document provided has an effective date of XXXX. Note date is XXXX.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123546	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Verification of Identification was not found in file.				Reviewer Comment (XXXX-09-22): Received Driver's License in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123143	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	Title Policy amount not provided in Preliminary Title Policy.				Reviewer Comment (XXXX-09-09): Client elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123283	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX	Missing appraisal transfer letter.				Reviewer Comment (XXXX-08-31): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350123488	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Loan file is missing a cash flow analysis to show that the use of business funds will not negatively affect the business.				Reviewer Comment (XXXX-09-04): Account not used for assets	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123370	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Tax Verification	Missing Tax Certificate and insurance did not show any premium amount for County XXXX XXXX.				Reviewer Comment (XXXX-09-15): Received Tax document in trailing docs. Seller Comment (XXXX-09-14): (Rate Lock) uploaded HOI and property card Seller Comment (XXXX-09-14): (Rate Lock) property card	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123370	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception for property is marked as suburban, but acreage is XXXX, which exceeds the maximum of 10.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Reserves: 144.44 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123370	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Statement, Tax Verification	File is missing the mortgage statement, insurance statement and tax verification for XXXX Dr.				Reviewer Comment (XXXX-09-15): Received REO docs in trailing docs. Seller Comment (XXXX-09-14): (Rate Lock) uploaded closing CD	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123370	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Statement, Tax Verification	File is missing the mortgage statement, insurance statement and tax verification for XXXX				Reviewer Comment (XXXX-09-15): Client has advised that the loan has been withdrawn. Seller Comment (XXXX-09-14): (Rate Lock) loan withdrawn	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123370	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX,XXXXInsurance Verification, Statement, Tax Verification	File is missing the mortgage statement, insurance statement and tax verification for XXXX				Reviewer Comment (XXXX-09-15): Received CD in trailing docs. Seller Comment (XXXX-09-14): (Rate Lock) uploaded closing cd from purchase	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123165	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification, Insurance Verification	HOA Verification missing for XXXX.				Reviewer Comment (XXXX-09-04): LOX provided Seller Comment (XXXX-09-02): (Rate Lock) uploaded loe,property card and processor cert Reviewer Comment (XXXX-09-01): Insurance and HOA verification missing. Please provide. Seller Comment (XXXX-08-31): (Rate Lock) The unit was omitted from the REO Schedule because it is included under the mortgage for XXXX. However, it is a separately deeded unit with its own property tax assessment and should be added to the REO Schedule. PER LOE from borrower - uploaded LOE	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123165	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.					Reviewer Comment (XXXX-09-04): Certificate provided Seller Comment (XXXX-09-02): (Rate Lock) uploaded certificate of compliance Reviewer Comment (XXXX-09-01): Certificate provided is dated post close. Seller Comment (XXXX-08-31): (Rate Lock) uploaded filed mortgage from title company to clear condition	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123447	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Statement	Mortgage Statement and insurance verification missing for v	Reviewer Comment (XXXX-09-23): Cleared

Seller Comment (XXXX-09-21): (Rate Lock) 12 month history of mortgage payment is not available- home was just purchased as a primary home. First payment was due after the loan closed. Please clear as the payment statement and insurance were provided as required.

Reviewer Comment (XXXX-09-18): Please provide proof of 12-month verification of rent.

Seller Comment (XXXX-09-16): (Rate Lock) Final closing disclosure

Reviewer Comment (XXXX-09-15): Please provide the Closing Disclosure for the purchase.

Seller Comment (XXXX-09-14): (Rate Lock) PRIMARY HOME PURCHASED IN XXXX XXXX- FIRST PAYMENT DUE IN XXXX XXXX.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123447	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR missing from file. Approval indicates a VOR through XXXX.				Reviewer Comment (XXXX-09-23): Cleared. Seller Comment (XXXX-09-21): (Rate Lock) 12-months was provided, was missing XXXX's payment which has been provided. The lease is now done as the borrowers have purchased a primary home. Reviewer Comment (XXXX-09-18): Please provide proof of 12-month verification of rent. Seller Comment (XXXX-09-18): (Rate Lock) Business statement provided for the XXXX rent which was paid on XXXX in the amount of XXXX0.00- this was the payment amount due per the landlord. The borrower closed on their current primary on XXXX XXXX Prorated rent.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123458	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	Miscellaneous Borrower's Experience/Track Record	Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. The borrower has: 3 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-10): (Rate Lock) updated/added compensating factors Reviewer Comment (XXXX-08-19): Please provide additional compensating factors to waive/downgrade this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123458	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a transferred appraisal.	Miscellaneous Borrower's Experience/Track Record	Housing payment history is 0x30x24 or better. Borrower's Experience/Track Record. The borrower has: 3 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-10): (Rate Lock) updated/added compensating factors Reviewer Comment (XXXX-08-19): Please provide additional compensating factors to waive/downgrade this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123482	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow no lease on a refinance.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Guidelines Representative FICO: 660 Representative FICO: 776 Debt Service Coverage Ratio: 1.86 Guideline Requirement: 1.00	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123125	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	LTV of 75% exceeds guideline max of 65% for a cash-out refi on a rural property.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 780	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123125	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	LTV of 75% exceeds guideline max of 65% for a cash-out refi on a rural property.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Guidelines Representative FICO: 660 Representative FICO: 780 Debt Service Coverage Ratio: 1.50 Guideline Requirement: 1.00	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123193	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	LTV of 75% exceeds max of 65% for a rural property that has recently been listed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123193	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	LTV of 75% exceeds max of 65% for a rural property that has recently been listed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-26): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123207	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history. The DSCR of 1.29 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123207	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history. The DSCR of 1.29 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123207	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 75% exceeds guideline max of 70% for a property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history. The DSCR of 1.29 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123660	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max LTV for a purchase transaction of a rural property is 70%. Exception provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Reserves: 165.70 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123660	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Max LTV for a purchase transaction of a rural property is 70%. Exception provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Reserves: 165.70 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123335	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exeption approval provided for Rent-free borrower doing a cash-out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 42.52 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123335	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval provided for Unique property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 42.52 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 775	XXXX	Reviewer Comment (XXXX-09-15): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123308	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-09-14): Received SSR in trailing docs.	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	A	A			D	A		N/A	No
XXXX	XXXX	XXXX	4350123183	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Exception provided to proceed with LTV of 90% for the purchase of a rural property.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI: 13.15728% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 660 Representative FICO: 755 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123183	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Exception provided to proceed with LTV of 90% for the purchase of a rural property.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00. Miscellaneous	DTI: 13.15728% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 660 Representative FICO: 755 Documentation Type: 12mo Bank Statement Disposable Income: XXXX Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-17): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123183	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-03): XXXX received a valid COC. Seller Comment (XXXX-09-02): (Rate Lock) On the same COC- there was no longer any lender credit disclosed.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123183	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-03): XXXX received a valid COC.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123183	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-03): XXXX received a valid COC.

Seller Comment (XXXX-09-02): (Rate Lock) Appraisal vendor notes provided to confirm the reason why the appraisal fee increased and the borrowers agreed to the increase.

Reviewer Comment (XXXX-09-02): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.

Seller Comment (XXXX-09-01): (Rate Lock) Appraisal fee COC was done on XXXX when the borrower/Broker was made aware of the increased fee for the appraisal.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123498	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (XXXX, XXXX, etc.) not provided		XXXX is missing from the loan file.				Reviewer Comment (XXXX-09-24): Received XXXX in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123383	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX	No evidence of fraud report in file.				Reviewer Comment (XXXX-09-09): Received Fraud report in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123383	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report is missing in the file.				Reviewer Comment (XXXX-09-09): Received Fraud report in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123383	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for comingled personal/business statement used for qualifying is jointly owned by the spouse and she is not a borrower on the loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Reserves: 54.58 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123347	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX Rate Spread Threshold Test Non-Compliant	XXXX Rate Spread Home Loan: APR on subject loan of 9.03327% or Final Disclosure APR of 9.08400% is equal to or greater than the threshold of APOR 6.72% + 1.5%, or 8.22000%. Non-Compliant Rate Spread Home Loan.	APR on subject loan of 9.03327% or Final Disclosure APR of 9.08400% is equal to or greater than the threshold of APOR 6.72% + 1.5%, or 8.22000%. Non-Compliant Rate Spread Home Loan.	Reviewer Comment (XXXX-09-17): Loan is a CompliantXXXX Rate Spread Home Loan.

Seller Comment (XXXX-09-15): (Rate Lock) Uploaded a screen shot of the LO Compensation

Reviewer Comment (XXXX-09-10): Please provide a screenprint showing the breakout of the 2.25% broker fee plus the flat XXXX fee which comprises the total broker fee as disclosed on the CD.

Seller Comment (XXXX-09-08): (Rate Lock)
The broker compensation is based on the principal balance of the loan, plus a flat XXXX which doesn't change based on any terms of the transaction.  We can provide evidence of this on the LO Compensation Tool in XXXX (perhaps a screen shot showing the 2.25% plus the XXXX)

While we are compliant to their overlay, the rule does not say that the principal balance is the ONLY way compensation can be determined.  The rule states that it can't be based on other terms of the transaction, which coincides with the LO Comp rule in Reg Z.  A flat amount, which this isn't, would still be permissible as it is not based on any "terms of the loan" as stated in 53-244.111
XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Within 90 days of closing and prior to institution of any action against the lender, (1) notify the borrower, and (2) make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 120 days of discovery, provide:
																																						(1) Legal opinion from originating lender with loan-specific details on how a rate spread home loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-rate spread loan or (b) keep loan as a rate spread loan and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123347	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for excessive NSF/OD of XXXX; the maximum allowed in 12 months is 5.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Reserves: 14.65 Guideline Requirement: 6.00 DTI: 24.94230% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123347	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) XXXX Rate Spread Home Loan (Charged Impermissible YSP)	XXXX Rate Spread Home Loan: Mortgage loan contains broker compensation that is not based on the principal balance of the loan.	Reviewer Comment (XXXX-09-17): Evidence provided to support broker comp was based on principal amount of loan plus a flat fee (2.25% + XXXX).

Seller Comment (XXXX-09-15): (Rate Lock) Screen shot of the LO Compensation sent

Reviewer Comment (XXXX-09-10): Please provide a screenprint showing the breakout of the 2.25% broker fee plus the flat XXXX fee which comprises the total broker fee as disclosed on the CD.

Seller Comment (XXXX-09-08): (Rate Lock)
The broker compensation is based on the principal balance of the loan, plus a flat XXXX which doesn't change based on any terms of the transaction.  We can provide evidence of this on the LO Compensation Tool in XXXX (perhaps a screen shot showing the 2.25% plus the XXXX)

While we are compliant to their overlay, the rule does not say that the principal balance is the ONLY way compensation can be determined.  The rule states that it can't be based on other terms of the transaction, which coincides with the LO Comp rule in Reg Z.  A flat amount, which this isn't, would still be permissible as it is not based on any "terms of the loan" as stated in 53-244.111
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	See any available cure under the XXXX Rate Spread Home Loan threshold exception.	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123347	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a borrower living rent free.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	DTI: 24.94230% Guideline Maximum DTI: 43.00000% Reserves: 14.65 Guideline Requirement: 6.00 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123347	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a borrower living rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Reserves: 14.65 Guideline Requirement: 6.00 DTI: 24.94230% Guideline Maximum DTI: 43.00000% Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123372	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD/Closing Disclosure is missing from the file.				Reviewer Comment (XXXX-09-24): Received final HUD in trailing docs. Seller Comment (XXXX-09-22): (Rate Lock) uploaded Reviewer Comment (XXXX-09-15): Please provide final HUD signed by the borrower. Seller Comment (XXXX-09-11): (Rate Lock) uploaded HUD	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350123372	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender requested an exception which was approved because the DSCR is below 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 14.09 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 723	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350123372	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for cash-out transaction for borrower living rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 14.09 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 723	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350123372	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Lender requested an exception which was approved to waive CDA.	Reviewer Comment (XXXX-09-24): CDA Provided. Exception cleared.

Seller Comment (XXXX-09-23): (Rate Lock) cda uploaded

Reviewer Comment (XXXX-09-21): This exception is not based on Guidelines, but Securitization. A secondary valuation is required for securitizations.

Seller Comment (XXXX-09-17): (Rate Lock) exception approved to waive CDA - please review and clear

Reviewer Comment (XXXX-09-15): Unable to waive property exceptions.

Seller Comment (XXXX-09-11): (Rate Lock) what is needed to clear condition if exception was approved to waive CDA - please advise

Reviewer Comment (XXXX-09-09): Secondary Valuation required if loan is being Securitized. Unable to Waive.
																			XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350123332	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception provided for C-14 borrower. Foreign nationals are prohibited from cash out refinances.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 134.33 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 762	XXXX	Reviewer Comment (XXXX-09-18): Lender exception with Compensating Factors provided. Downgraded and waived. Reviewer Comment (XXXX-09-04): Compensating factors do not support downgrading/waiving of the exception. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (XXXX-09-02): (Rate Lock) Uploaded exception approval for review. Reviewer Comment (XXXX-08-26): Please provide additional compensating factors to support the downgrade/waive of this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123332	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Tradelines: 1	Borrower has limited credit profile.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 134.33 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 762	XXXX	Reviewer Comment (XXXX-09-18): Lender exception with Compensating Factors provided. Downgraded and waived. Reviewer Comment (XXXX-09-04): Compensating factors do not support downgrading/waiving of the exception. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (XXXX-09-02): (Rate Lock) Uploaded exception approval for review. Reviewer Comment (XXXX-08-26): Please provide additional compensating factors to support the downgrade/waive of this exception.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123610	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A lender exception was provided, allowing two recently opened business bank accounts (#XXXX) and one personal bank statement for one business used for qualifying income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-19): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123610	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to DTI exceeding the maximum of 43%.				Reviewer Comment (XXXX-08-21): Non QM	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123610	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.44307% exceeds Guideline total debt ratio of 43.00000%.	Rent-free borrowers are allowed a maximum DTI of 43%. An exception is in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-20): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123610	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to DTI exceeding the maximum of 43%.				Reviewer Comment (XXXX-08-21): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123610	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.44307% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Waterfall due to DTI exceeding the maximum of 43%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-08-21): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123541	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-09-11): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123354	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The file is missing the Articles of Organization to verify the borrower has been self-employed at a minimum of 2 years, the business has been open 2 years, and assets are insufficient to satisfy reserve requirements.				Reviewer Comment (XXXX-09-15): Received the Certificate of registration in trailing docs. PDF 0XXXX.26 upload. Seller Comment (XXXX-09-15): (Rate Lock) certificate of registration from state of XXXX provided - please clear condition Seller Comment (XXXX-09-10): (Rate Lock) articles of organization are an option to proof this but not a required document. See XXXX reviews for evidence business has been around and I will get an exception	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123354	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	The file is missing the Articles of Organization to verify the borrower has been self-employed at a minimum of 2 years, the business has been open 2 years, and assets are insufficient to satisfy reserve requirements.				Reviewer Comment (XXXX-09-15): Received the Certificate of registration in trailing docs. PDF 0XXXX.26 upload. Seller Comment (XXXX-09-15): (Rate Lock) certificate of registration from state of XXXX provided - please clear condition Seller Comment (XXXX-09-10): (Rate Lock) articles of organization are an option to proof this but not a required document. See XXXX reviews for evidence business has been around and I will get an exception	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123354	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for XXXX overdrafts/NSF in the previous 12 months.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 23.42619% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-09-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123354	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing the articles of organization to verify the borrower has been self-employed at a minimum of 2 years.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 23.42619% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-09-15): Received the Certificate of registration in trailing docs. PDF 0XXXX.26 upload. Reviewer Comment (XXXX-09-15): Document provided. Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-15): (Rate Lock) certificate of registration from state of XXXX provided - please clear condition Seller Comment (XXXX-09-10): (Rate Lock) articles of organization are an option to proof this but not a required document. See XXXX reviews for evidence business has been around and I will get an exception	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123354	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Articles of Organization	The file is missing the Articles of Organization to verify the borrower has been self-employed at a minimum of 2 years and the business has been open 2 years.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. DTI: 23.42619% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-09-15): Received the Certificate of registration in trailing docs. PDF 0XXXX.26 upload. Reviewer Comment (XXXX-09-15): Document provided. Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-15): (Rate Lock) certificate of registration from state of XXXX provided - please clear condition Seller Comment (XXXX-09-10): (Rate Lock) articles of organization are an option to proof this but not a required document. See XXXX reviews for evidence business has been around and I will get an exception	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123354	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The file is missing the Articles of Organization to verify the borrower has been self-employed at a minimum of 2 years, the business has been open 2 years, and assets are insufficient to satisfy reserve requirements.				Reviewer Comment (XXXX-09-15): Received the Certificate of registration in trailing docs. PDF 0XXXX.26 upload. Seller Comment (XXXX-09-15): (Rate Lock) certificate of registration from state of XXXX provided - please clear condition Seller Comment (XXXX-09-10): (Rate Lock) This seems to be 2 things but we are not short reserves. EMD was cleared on the statement provided, POC items are not required to be sourced OR considered when calculating funds to close, and we have XXXX in reserves remaining after the funds to close.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123278	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.		Borrower is first time home buyer, first time investor and rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 17.69 Guideline Requirement: 6.00 Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123278	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX	Borrower is a first time home buyer, first time investor and lives rent free, which is ineligible per guidelines.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Loan to Value: 60.00000% Guideline Maximum Loan to Value: 75.00000% Reserves: 17.69 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123368	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Closing Disclosure provided has no issue date. Please provide evidence this was not provided to the borrower.	Reviewer Comment (XXXX-09-23): XXXX received lender attestation confirmation of CDs not issued to borrower.

Seller Comment (XXXX-09-22): (Rate Lock) please review LOE to clear condition

Reviewer Comment (XXXX-09-09): XXXX received disclosures summary. However, please see doc ID D0304 & D0316 CD dated XXXX & XXXX that were submitted in file, which incomplete information and 0% APR on page 5 and received without receipt. This is causing the testing to reflect CD issue date not provided. If the CDs were not provided to the borrower, please provide specific Attestation comments indicating the documents IDs were never provided to the borrower and XXXX will review for re-testing.

Seller Comment (XXXX-09-08): (Rate Lock) uploaded print screen of disclosure history
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Good Faith Redisclosure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123368	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 85% exceeds guideline max of 80% for a borrower living rent free.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Reserves: 88.11 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123368	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 85% exceeds guideline max of 80% for a borrower living rent free.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Reserves: 88.11 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123620	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution not provided.				Reviewer Comment (XXXX-09-24): Corporate Resolution received and associated. Exception cleared. Seller Comment (XXXX-09-22): (Rate Lock) Please find attached the corporate resolution that shows the borrower is the managing member. Reviewer Comment (XXXX-09-15): Guarantor owns 50% of the borrowing entity, XXXX LLC. Operating agreement does not authorize any one member to bind the company. Please provide granting authority signed by both members. Seller Comment (XXXX-09-11): (Rate Lock) Operating Agreement provided to evidence ownership of the business.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123620	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request to allow loan amount XXXXk over max XXXX million is max.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves: 141.38 Guideline Requirement: 9.00 DTI: 19.80005% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123484	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided						Reviewer Comment (XXXX-09-14): Received doc in trailing docs. Seller Comment (XXXX-09-10): (Rate Lock) Recorded deed and 1-4 rider	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123484	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		All pages of the security instrument are not provided; only 10 pages out of 17 were found.				Reviewer Comment (XXXX-09-14): Received doc in trailing docs. Seller Comment (XXXX-09-10): (Rate Lock) Recorded deed and 1-4 rider	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123399	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rural property with XXXX acres vs max XXXXs.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 18.57 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 761	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123399	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vacant DSCR Refinance due to no 1004D, but a Lease with Rent Receipt is available.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 18.57 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 761	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123221	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (XXXX-08-25): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123221	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved for a First-Time Home Buyer to buy an investment property.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 806	XXXX	Reviewer Comment (XXXX-08-25): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123221	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Provide Verbal Verification of Employment from XXXXs to verify the hire date of the borrower. The provided Verbal Verification of Employment shows the borrower terminated as of XXXX. XXXXs bought XXXX Inc; however, the provided document shows an employment end date.				Reviewer Comment (XXXX-09-10): Received VVOE in trailing docs. Reviewer Comment (XXXX-09-09): VVOE provided is dated post-close. ATR rule requires income verification to be done prior to closing. Seller Comment (XXXX-09-04): (Rate Lock) uploaded updated VOE	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123421	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Mortgage statement missing for 2nd mortgage on XXXX.				Reviewer Comment (XXXX-09-23): Cleared	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123421	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification	HOA Verification missing for XXXX				Reviewer Comment (XXXX-09-23): Cleared Seller Comment (XXXX-09-21): (Rate Lock) please provide source of ownership for XXXX Ave - We do not show ownership in this property	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123564	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for borrower not having 3 credit scores and not meeting minimum tradeline requirement.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

															The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 137.75 Guideline Requirement: 6.00 Loan to Value: 52.38095% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-09-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123628	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-09-29): Received final title in trailing docs.	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123628	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (XXXX-09-29): Received final title in trailing docs.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123628	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.80 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception provided allowing DSCR below 1.0.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 54.40222% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 807 Housing payment history is 0x30x24 or better; Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history	XXXX	Reviewer Comment (XXXX-09-17): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123538	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	LTV of 75% exceeds guideline max of 65% for a cash out refinance on a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 38.08 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 1.60 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 719	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123538	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	LTV of 75% exceeds guideline max of 65% for a cash out refinance on a rural property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 38.08 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 1.60 Guideline Requirement: 1.00 Guidelines Representative FICO: 660 Representative FICO: 719	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123247	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for XXXX Acre lot.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Guidelines Representative FICO: 700 Representative FICO: 789 Loan to Value: 75.00000% Guideline Maximum Loan to Value: 85.00000% Mortgage History dating back to 2015 0X30.	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123247	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file was missing a copy of the initial 1003.				Reviewer Comment (XXXX-09-08): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123429	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX	Title Preliminary reflects an ALTA Loan Policy amount is missing and subject loan amount of XXXX. Final Title Policy was not provided to verify sufficient title coverage was obtained.				Reviewer Comment (XXXX-08-27): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123153	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 700 Representative FICO: 771 Reserves: 12.82 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123460	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender exception has been requested for the borrower who is a first-time investor living rent-free with a spouse.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Loan to Value: 55.88235% Guideline Maximum Loan to Value: 80.00000% Reserves: 80.79 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123581	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow usage of unsecure business line of credit for funds to close.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	Reserves: 14.76 Guideline Requirement: 6.00 Housing payment history is 0x30x24 or better. Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history.	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123227	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Exception - Need exceptions for this project as it operates as a Time Share project, which are noted in guides. It is not a condotel (onlyXXXXunits). The majority of the income is from the Time Share Owners Association (STOA). They do not budget like a typical HOA, so there are no reserves (see the Budget LOX) and their XXXX/crime coverage is insufficient based on the total budgeted income because they do not really have anyone controlling the money per their LOX. The project is insured to 100% RC.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI: 25.06783% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 780 Borrower has real estate investment experience as seasoned investor with more than 2 prior investments displaying at least 0x30x12 pay history.	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123650	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception for ratio below 1 (.946), guideline minimum of 1.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Comp Factors. Lender Exception with Comp Factors.	XXXX	Reviewer Comment (XXXX-09-11): Lender Exception with Comp Factors.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123650	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage history not reflected on Credit Report. A VOM covering the last 12 months was not provided.				Reviewer Comment (XXXX-09-23): Cleared.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123650	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-09-11): Client elects to waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123288	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-09-22): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-09-18): (Rate Lock) EV2 accept please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123288	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Loan file is missing an Operating Agreement for XXXXto show borrower has full access to the funds.				Reviewer Comment (XXXX-09-22): Contractor license provided in trailing documents Seller Comment (XXXX-09-18): (Rate Lock) Access letter not required, borrower is 100% owner of the SCH C business - Contractor license provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123413	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy does not reflect a coverage amount (no final title policy in file). Unable to determine if appropiate coverage is provided.						Reviewer Comment (XXXX-09-04): Coverage amount provided Seller Comment (XXXX-09-02): (Rate Lock) uploaded updated title page	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-09-03): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123446	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for subject being on 3.06 acres with manufactured ADU and other accessory units.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX0.00. Miscellaneous	DTI: 32.48462% Guideline Maximum DTI: 50.00000% Guidelines Representative FICO: 660 Representative FICO: 782 Documentation Type: 1yr Full Doc Disposable Income: XXXX Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123642	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (XXXX-09-15): Updated UCDP score. Seller Comment (XXXX-09-11): (Rate Lock) per guidelines- When an appraisal is submitted with a CU score ? 2.5 no other valuation required Seller Comment (XXXX-09-11): (Rate Lock) Per guidelines a CDA is not required for XXXX SSR score below 2.5- the score reflected is a 1. Reviewer Comment (XXXX-09-10): Since loan is to be securitized, a secondary valuation is required. Seller Comment (XXXX-09-08): (Rate Lock) NO CDA is needed- is there something additional that is needed?	XXXX	XXXX	XXXX	No	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	B	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350123642	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Coverage Ratio (Subject DSCR) of 0.87 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 751	XXXX	Reviewer Comment (XXXX-09-04): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	B	B			D	A		N/A	No
XXXX	XXXX	XXXX	4350123524	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Lender Exception has been requested and approved for Chapter 7 Bankruptcy. Compensating factors do not support downgrading/waiving of the exception. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 30.95 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-24): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123524	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A property profile report or similar document showing no liens against the borrowe's primary residence is not located in the file.				Reviewer Comment (XXXX-09-04): Cleared. Received property history report.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123606	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided		Bankruptcy document was missing.				Reviewer Comment (XXXX-09-17): Not required per guidelines. Seller Comment (XXXX-09-16): (Rate Lock) Bankruptcy was discharged XXXX which was over 3 years ago. Seller Comment (XXXX-09-16): (Rate Lock) Per guidelines nothing more is needed if discharged 3 years. Reviewer Comment (XXXX-09-15): Bankruptcy is identified on the fraud report, disposition date XXXX. Seller Comment (XXXX-09-11): (Rate Lock) This is not on the credit report, please advise where this is coming from?	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123606	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-09): XXXX received a valid COC. Seller Comment (XXXX-09-04): (Rate Lock) Lender credits removed due to coc submitted XXXX18 and uploaded shows changing from LPC to BPC.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123606	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-09): XXXX received a valid COC. Seller Comment (XXXX-09-04): (Rate Lock) SAME AS ABOVE COC DATED XXXX18 HAS BEEN UPLOADED SHOWING CHANGE FROM PTC TO BPC WHICH WAS DICLOSED AND LOAN DISCOUNT POINTS WAS ADDED	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123606	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (73109)	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-22): XXXX received LOE and COC suffice Reviewer Comment (XXXX-09-09): XXXX received COC stating " change to BPC" which is insufficient reason. Kindly provide detail reason for the change in compensation structure or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing. Seller Comment (XXXX-09-04): (Rate Lock) COC DATED XXXX18 WAS UPLOADED SHOWING CHANGE FROM LPC TO BPC WHICH WAS DISCLOSE AND MORTGAGE BROKER FEE DUE WAS ADDED	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123606	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (XXXX-09-17): XXXX received valid COC document

Reviewer Comment (XXXX-09-14): XXXX received the order history. however, the provided document does not include the borrower details, property information, or loan details required to accept it for testing.

Seller Comment (XXXX-09-11): (Rate Lock) The order was not accepted by the vendor until XXXX8 - that is when we were notified of this change. Please see attached

Reviewer Comment (XXXX-09-09): XXXX received document stating on XXXX the request was received whereas the fee is charged on LE dated XXXX which is not within 3 business day of the change. Please provide evidence of the date the lender became aware of the increased fee or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (XXXX-09-04): (Rate Lock) COC DATED XXXX18 WAS UPLOADED SHOWING CHANGE FROM LPC TO BPC WHICH WAS DISCLOSE AND MORTGAGE BROKER FEE DUE WAS ADDED

Seller Comment (XXXX-09-04): (Rate Lock) Uploading documentation showing request for modification on appraisal order.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123699	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception has been requested for the XXXX The property is a three-unit, with XXXX being less than the GL square foot Requirement of 500. Unit 3 is XXXX square feet. The compensating factor: LTV less than 70%, FICO higher than 740.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Guidelines Representative FICO: 660 Representative FICO: 753 Reserves: 86.57 Guideline Requirement: 6.00 Debt Service Coverage Ratio: 2.00 Guideline Requirement: 1.00	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123126	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOA's master insurance has a water back up and subsurface water of XXXXMM (these coverages are required to be covered at the same policy limits as the building coverage)	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 41.12745% Guideline Maximum Loan to Value: 75.00000% Reserves: 65.29 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 778 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123126	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOA sued the builder forXXXX defects and won. The litigation is settled, however, the repairs are ongoing. See letter attached. Repairs are due to water intrusion. The repairs are being completed in 2 phases. Phase one repairs have been completed and they state the repairs have cured the concerns and they are onto phase II repairs, not expected to be fully completed until XXXX XXXX.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Loan to Value: 41.12745% Guideline Maximum Loan to Value: 75.00000% Reserves: 65.29 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 778 Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123328	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is missing in file.				Reviewer Comment (XXXX-09-04): LOE from insurer stating the policy has rent loss provided. Seller Comment (XXXX-09-02): (Rate Lock) Per XXXX- Confirmed the subject property carries Rent Loss insurance- dec page received, not the full policy.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123328	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved to allow LTV of 75% on short-term rental refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 24.46 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-24): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123420	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Requesting exception to allow Log Cabin home, which is considered unique. The property is rural in location but under 1 acre.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Reserves: 194.50 Guideline Requirement: 6.00 Loan to Value: 44.36669% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 785	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350123169	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-03): XXXX received a valid COC. Seller Comment (XXXX-09-02): (Rate Lock) Lender credits decreased due to pricing. Uploaded coc for review.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123169	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	Fee Amount of XXXX increased from XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (XXXX-09-08): XXXX received a valid COC. Seller Comment (XXXX-09-04): (Rate Lock) See uploaded LOE regarding increase of the appraisal fee. Reviewer Comment (XXXX-09-03): XXXX received COC dated XXXX.However, we would require valid reason as to why the Appraisal fee increased on LE dated XXXX for XXXX or cure due to borrower. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing. Seller Comment (XXXX-09-02): (Rate Lock) COC PROVIDED SHOWING INCREASE IN APPRAISAL FEE WAS DISCLOSED TO BORROWER	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123175	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 688 is less than Guideline representative FICO score of 720.	FICO of 688 is less than the guideline minimum of 720 for a P&L loan.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves: 151.72 Guideline Requirement: 6.00 DTI: 31.62396% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-09-04): Lender Exception with Compensating Factors provided. Downgraded and Waived. Reviewer Comment (XXXX-09-04): Received lender exception approval for borrower FICO is below 720. Seller Comment (XXXX-09-02): (Rate Lock) Upload approved exception for review.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123175	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Received lender exception approval for Borrower is living rent free with family.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves: 151.72 Guideline Requirement: 6.00 DTI: 31.62396% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-09-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123316	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approval provided for Unit Under 500 sq. ft.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 27.13 Guideline Requirement: 6.00 Loan to Value: 68.75000% Guideline Maximum Loan to Value: 80.00000%	XXXX	Reviewer Comment (XXXX-09-01): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123442	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00 for first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 753 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-23): Client elects to waive with compensating factors. Seller Comment (XXXX-09-22): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123442	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV of 80% exceeds the guideline max of 70% for a purchase of a rural property.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 753 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-28): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123442	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV of 80% exceeds the guideline max of 70% for a purchase of a rural property.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 753 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-28): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123442	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for gift funds used when the borrower is a first-time investor.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 753 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-08-28): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123640	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Request LTV exception to 85% on purchase of investment property	Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least XXXX0.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Documentation Type: 12mo Bank Statement Disposable Income: XXXX DTI: 1.58528% Guideline Maximum DTI: 50.00000% Housing payment history is 0x30x24 or better; Borrower has worked in same job more than 3 years	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123640	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Request LTV exception to 85% on purchase of investment property	Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been employed in the same industry for more than 5 years. DTI: 1.58528% Guideline Maximum DTI: 50.00000% Housing payment history is 0x30x24 or better; Borrower has worked in same job more than 3 years	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123701	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use the XXXX tax returns that were just filed due to a technical error when filed by the CPA.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 20.11 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-08-31): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123162	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is less than the guideline minimum of 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 820 Reserves: 58.07 Guideline Requirement: 6.00 Housing 0x30x21	XXXX	Reviewer Comment (XXXX-08-28): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123260	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow a cash-out refi for a borrower living rent free.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 31.07 Guideline Requirement: 6.00 Loan to Value: 57.50000% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123382	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower receiving a gift of XXXXk when borrower is a first time investor.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 780 Reserves: 13.25 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123292	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception has been requested and approved for Primary Housing History as Borrower did not have to make payments on owned property due to repairs made on the property. 10 months provided. Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Guidelines Representative FICO: 660 Representative FICO: 796 Borrower has 3 rental properties under a different LLC.	XXXX	Reviewer Comment (XXXX-09-25): Lender exception with Compensating Factors provided. Downgraded and waived. Reviewer Comment (XXXX-09-15): One compensating factor, FICO, was provided for 3 lender exceptions. Please provide additional comp factors.	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123292	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated Loan to Value percentage of 80.00000% exceeds Guideline Loan to Value percentage of 75.00000%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 796	XXXX	Reviewer Comment (XXXX-09-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123292	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated Combined Loan to Value percentage of 80.00000% exceeds Guideline Combined Loan to Value percentage of 75.00000%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 796	XXXX	Reviewer Comment (XXXX-09-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123292	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 796	XXXX	Reviewer Comment (XXXX-09-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123330	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		HO-6 Policy is missing from the file.				Reviewer Comment (XXXX-09-16): Received walls-in coverage policy. Seller Comment (XXXX-09-14): (Rate Lock) condo policy has walls-in coverage	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123480	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Title Policy amount of XXXX is less than the Note amount of XXXX.				Reviewer Comment (XXXX-09-14): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123480	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use the Trust Cert and not the full trust agreement in XXXX, trust cert is stamped in XXXX.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 212.34 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 767	XXXX	Reviewer Comment (XXXX-09-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123480	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use the XXXX money market account that is in the name of this business.	Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 212.34 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 767	XXXX	Reviewer Comment (XXXX-09-14): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123342	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-permanent resident alien (C08)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 13.05 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 706	XXXX	Reviewer Comment (XXXX-09-04): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123685	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123685	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123685	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123631	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance coverage is insufficient by XXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (XXXX-09-03): Checklist of Coverage provided Seller Comment (XXXX-09-01): (Rate Lock) Please see the confirmation of 100% replacement cost coverage, and clear this condition.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350123473	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX,XXXXStatement	Mortgage Statement missing for REO property.				Reviewer Comment (XXXX-09-15): CD provided in trailing documents Seller Comment (XXXX-09-15): (Rate Lock) This new loan just closed, there is no mortage statement available yet. Please clear this or specify what is needed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123473	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing Mortgage Statement for XXXX.				Reviewer Comment (XXXX-09-15): CD provided in trailing documents Seller Comment (XXXX-09-15): (Rate Lock) This new loan just closed, there is no mortage statement available yet. Please clear this or specify what is needed	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123388	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower. (7520)					Reviewer Comment (XXXX-08-28): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over XXXX)	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123388	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Deposit Receipt	Proof of security deposit and first month's rent is not located in the file.				Reviewer Comment (XXXX-09-03): Proof of security deposit and first month's rent provided Seller Comment (XXXX-09-01): (Rate Lock) lease monthly rent XXXX, lease and LLC for renter uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123388	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.48 is less than Guideline PITIA months reserves of 6.00.	Verified reserves of 5.48 months is less than the guideline requirement of 6 months. Lender exception request to proceed with reserves shortage.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Guidelines Representative FICO: 700 Representative FICO: 814	XXXX	Reviewer Comment (XXXX-08-31): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (XXXX-09-16): Received Fraud report in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved exception for XXXX NSF and XXXX ODs, which exceeds the max of 5 allowed.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Reserves: 67.41 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Missing XXXX and XXXX XXXX Bank Statement for XXXX business account #XXXX.				Reviewer Comment (XXXX-09-16): Received bank statements in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) Uploaded XXXX bank statement XXXX as requested.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business	Missing XXXX and XXXX XXXX Bank Statement for XXXX business account #134XXXX4.				Reviewer Comment (XXXX-09-16): Received bank statements in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) Uploaded XXXX bank statement XXXX as requested.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX Housing history reflects a total of 2 reported late payments.	Approved exception for 2 lates in Housing history.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has verified disposable income of at least XXXX0.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Reserves: 67.41 Guideline Requirement: 6.00 Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing XXXX and XXXX XXXX Bank Statement for XXXX business account XXXX.				Reviewer Comment (XXXX-09-16): Received bank statements in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) Uploaded XXXX bank statement XXXX as requested.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to Missing XXXX and XXXX XXXX Bank Statement for XXXX business account XXXX.				Reviewer Comment (XXXX-09-16): Received bank statements in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) Uploaded XXXX bank statement XXXX as requested.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (XXXX LLC/Bank Statements)	Missing XXXX and XXXX XXXX Bank Statement for XXXX business account XXXX.				Reviewer Comment (XXXX-09-16): Received bank statements in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) Uploaded XXXX bank statement XXXX as requested.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing XXXX and XXXX XXXX Bank Statement for XXXX business account XXXX.				Reviewer Comment (XXXX-09-16): Received bank statements in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) Uploaded XXXX bank statement XXXX as requested.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Waterfall due to Missing XXXX and XXXX XXXX Bank Statement for XXXX business account XXXX.				Reviewer Comment (XXXX-09-16): Received bank statements in trailing docs.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure did not disclose the reason for not having an escrow account.				Reviewer Comment (XXXX-09-16): XXXX received corrected PCCD and LOE Seller Comment (XXXX-09-15): (Rate Lock) Uploaded updated PCCD with corrected box selected showing borrower declined escrow waiver	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123435	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Missing XXXX and XXXX XXXX Bank Statement for XXXX business account XXXX.				Reviewer Comment (XXXX-09-16): Received bank statements in trailing docs. Seller Comment (XXXX-09-15): (Rate Lock) Uploaded XXXX bank statement XXXX as requested.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123127	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 89.99166% exceeds Guideline loan to value percentage of 80.00000%.	Lender exception request to allow LTV > 80% when the borrower lived rent-free up to XXXX XXXX. After that, we have a VOR that supports timely payments from then until now.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123127	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 89.99166% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender exception request to allow LTV > 80% when the borrower lived rent-free up to XXXX XXXX. After that, we have a VOR that supports timely payments from then until now.	Borrower has verified disposable income of at least XXXX0.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123366	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	0% tolerance was exceeded by XXXX due to the Credit Report Fee. No valid Change of Circumstance was provided; specific credit of XXXX has been provided as cure at closing.				Reviewer Comment (XXXX-09-02): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123366	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Use of cash payments to landlord for housing history.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-02): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123675	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception is raised that property is partially underXXXX. The first-floor bathroom is incomplete as it is missing flooring, drywall, electrical and bathroom with partially exposed insulation. Appraisal is "As Is" as it appears it is the borrower's intention is to not have the repairs completed prior to closing. The appXXXX did provide a XXXX cost to cure adjustment on the sales comparison approach.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Guidelines Representative FICO: 660 Representative FICO: 752 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. DTI: 16.47368% Guideline Maximum DTI: 50.00000%	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123400	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-09-14): Client accepts EV2 Grade and elects to Waive.	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123400	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: CPA Letter / Document Date: <empty> / Tax Year: <empty>	CPA letter is not dated.				Reviewer Comment (XXXX-09-25): Received proof of date in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123400	XXXX	XXXX	XXXX	XXXX	Credit	Income	Income Error	Income	Income document is missing the document date and/or tax year.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Document: CPA Letter / Document Date: <empty> / Tax Year: <empty>	CPA letter is not dated.				Reviewer Comment (XXXX-09-25): Received proof of date in trailing docs.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123156	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 18.70 Guideline Requirement: 3.00 Guidelines Representative FICO: 660 Representative FICO: 741	XXXX	Reviewer Comment (XXXX-09-04): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123481	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 95.69 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 739	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123588	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification, Insurance Verification, Statement, Tax Verification	REO documentation for XXXX missing, including HOA Verification, Insurance Verification, Mortgage Statement, and Tax Verification.				Reviewer Comment (XXXX-09-24): Appraisal report first page is showing Real estate taxes amount of XXXX for XXXX, Exception cleared. Reviewer Comment (XXXX-09-22): Tax verification is still missing. What was provided is the assessed value. Seller Comment (XXXX-09-18): (Rate Lock) please review and clear	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350123140	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall due to DTI exceeding 45%.				Reviewer Comment (XXXX-09-03): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123140	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.98352% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall due to DTI exceeding 45%.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Documentation Type: 2yr Full Doc Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123140	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting confirmation to use the XXXX XXXX for qualification; supporting documentation provided.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Documentation Type: 2yr Full Doc Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123140	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.98352% exceeds Guideline total debt ratio of 45.00000%.	Max DTI for LTV over 80% is 45%.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Documentation Type: 2yr Full Doc Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-03): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123140	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to DTI being over 45%.				Reviewer Comment (XXXX-09-03): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123428	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a property in a rural area.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. DTI: 33.20812% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-09-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123428	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a property in a rural area.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. DTI: 33.20812% Guideline Maximum DTI: 45.00000%	XXXX	Reviewer Comment (XXXX-09-10): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123580	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender exception provided for LTV of 80%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 27.07 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 728	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123580	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender exception provided for LTV of 80%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 27.07 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 728	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123512	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-09-21): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-09-17): Please clear as a 2 based on comp factors	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123512	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non warrantable Condo. Subject unit is in need of repairs.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Guidelines Representative FICO: 700 Representative FICO: 789 Reserves: 16.43 Guideline Requirement: 3.00 DTI: 25.67784% Guideline Maximum DTI: 43.00000%	XXXX	Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123548	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.84 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Exception approved for DSCR below 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 746 Reserves: 465.93 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-10): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123475	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception is requested to allow the use of XXXX for short-term rental versus obtaining rents received for 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 1.58 Guideline Requirement: 1.00 Guidelines Representative FICO: 700 Representative FICO: 770	XXXX	Reviewer Comment (XXXX-09-08): Lender Exception with Compensating Factors provided. Downgraded and Waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123457	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR under 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 30.70 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 808	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123494	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		HO-6 Policy was not provided in file.				Reviewer Comment (XXXX-09-22): Received HOI in trailing docs. Seller Comment (XXXX-09-18): (Rate Lock) master policy included betterments and improvements (walls in) please clear	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123494	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.82 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for DSCR being less than 1.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 660 Representative FICO: 782 Reserves: 27.92 Guideline Requirement: 6.00	XXXX	Reviewer Comment (XXXX-09-17): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123698	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary; StateXXXX					Reviewer Comment (XXXX-09-25): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-09-24): (Rate Lock) Correction- waive this condition EV 2 Seller Comment (XXXX-09-24): (Rate Lock) Waive this condition- E2 V Reviewer Comment (XXXX-09-22): ALTA does not show Title policy amount but the Loan amount. Seller Comment (XXXX-09-18): (Rate Lock) Supplement ALTA with revised loan amount	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123698	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 680 Representative FICO: 770	XXXX	Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123676	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a C09 borrower with EAD and no Visa.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Reserves: 14.31 Guideline Requirement: 6.00 DTI: 27.81793% Guideline Maximum DTI: 45.00000% Guidelines Representative FICO: 700 Representative FICO: 741	XXXX	Reviewer Comment (XXXX-09-09): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123348	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception is requested and approved for the subject property cannot be rebuilt as-is if 60% or more of the current assessed taxable value of the nonconforming duplex use is lost. DSCR via market rent.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	0x30x24 The DSCR of 1.1 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (XXXX-09-11): Lender Exception with Comp Factors.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123348	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender exception provided for LTV of 80% exceeds guideline max of 75% for a property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	0x30x24 The DSCR of 1.1 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (XXXX-09-11): Lender Exception with Comp Factors.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123348	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Lender exception provided for CLTV of 80% exceeds guideline max of 75% for a property in a declining market.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The qualifying DSCR on the loan is greater than the guideline minimum.	0x30x24 The DSCR of 1.1 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (XXXX-09-11): Lender Exception with Comp Factors.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123325	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for borrower is living rent free on a cash-out Refi.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves: 101.64 Guideline Requirement: 6.00 The DSCR of 1.41 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (XXXX-09-21): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123279	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Arm's Length Transaction, borrower is a long-time neighbor with seller.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 19.40 Guideline Requirement: 12.00 Loan to Value: 61.84000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 803	XXXX	Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123279	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.75 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender exception in file allowing DSCR under 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 19.40 Guideline Requirement: 12.00 Loan to Value: 61.84000% Guideline Maximum Loan to Value: 80.00000% Guidelines Representative FICO: 660 Representative FICO: 803	XXXX	Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350123454	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	The Title Policy amount of XXXX is less than the Note amount of XXXX based on the Commitment provided in the file, resulting in a difference of XXXX.				Reviewer Comment (XXXX-09-17): Clients elects to waive. Seller Comment (XXXX-09-16): (Rate Lock) See the COC that shows the increase of the loan amount. Final policy will reflect the correct amount. Waive the condition	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123454	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception allowing to use CPA Letter and P&L prepared by PTIN Tax Preparer on P&L product.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Guidelines Representative FICO: 720 Representative FICO: 771 Reserves: 19.04 Guideline Requirement: 6.00 DTI: 29.68251% Guideline Maximum DTI: 50.00000% Housing payment history is 0x30x24 or better	XXXX	Reviewer Comment (XXXX-09-15): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123452	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Title Policy amount of XXXX in Commitment Title Policy is less than the note amount of XXXX.				Reviewer Comment (XXXX-09-24): Client accepts EV2 Grade and elects to Waive. Seller Comment (XXXX-09-22): (Rate Lock) Lender accepts EV2 please waive	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350123367	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Approved exception to allow 90% LTV for current housing is unverifiable / considered rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 809	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123367	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Approved exception to allow 90% LTV for current housing is unverifiable / considered rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX0.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Guidelines Representative FICO: 660 Representative FICO: 809	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123367	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (XXXX-09-15): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123677	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Missing subject property 12-month mortgage rating from seller.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 60.37736% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-09-17): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-17): (Rate Lock) Exception approved	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123677	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.03857% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Waterfall due to DTI exceeding maximum of 43%.	Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least XXXX0.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has worked in the same position for more than 3 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Loan to Value: 60.37736% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-09-14): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123677	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.03857% exceeds Guideline total debt ratio of 43.00000%.	Lender exception provided allowing DTI over 43%.	Borrower has verified disposable income of at least XXXX0.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has worked in the same position for more than 3 years.	Documentation Type: 12mo Bank Statement Disposable Income: XXXX Loan to Value: 60.37736% Guideline Maximum Loan to Value: 75.00000% Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-14): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123677	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to DTI exceeding maximum of 43%.				Reviewer Comment (XXXX-09-14): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123677	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The purchase agreement does not state the dollar amount of the gift of equity as required by the guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: XXXX Borrower has worked in the same position for more than 3 years. Loan to Value: 60.37736% Guideline Maximum Loan to Value: 75.00000%	XXXX	Reviewer Comment (XXXX-09-17): Lender exception with Compensating Factors provided. Downgraded and waived. Seller Comment (XXXX-09-17): (Rate Lock) Exception approved	XXXX	XXXX	XXXX	Yes	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123654	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A Lender Exception is provided for the mobile home, which is considered personal property, is not attached to a permanent foundation.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Guidelines Representative FICO: 660 Representative FICO: 797 Housing payment history is 0x30x24 or better.	XXXX	Reviewer Comment (XXXX-09-16): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123346	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	The property is located in a rural area, and the loan-to-value (LTV) ratio exceeds the maximum allowable limit of 80%. Lender exception is approved.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 660 Representative FICO: 718 DTI: 9.55775% Guideline Maximum DTI: 45.00000% Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-21): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123346	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	The property is located in a rural area, and the loan-to-value (LTV) ratio exceeds the maximum allowable limit of 80%. Lender exception is approved.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 660 Representative FICO: 718 DTI: 9.55775% Guideline Maximum DTI: 45.00000% Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-21): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123346	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unpermitted Septic System.	Borrower has verified disposable income of at least XXXX0.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years.	Guidelines Representative FICO: 660 Representative FICO: 718 DTI: 9.55775% Guideline Maximum DTI: 45.00000% Borrower has worked in the same position for more than 3 years.	XXXX	Reviewer Comment (XXXX-09-21): Lender exception with Compensating Factors provided. Downgraded and waived.	XXXX	XXXX	XXXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123346	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower. (7506)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. XXXX over legal limit. Insufficient or no cure was provided to the borrower	Reviewer Comment (XXXX-09-29): XXXX received valid changed circumstance additional information for increase fee amount

Seller Comment (XXXX-09-29): (Rate Lock) details for the rush fee

Reviewer Comment (XXXX-09-28): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the escalation fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason appraisal fee increased and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.

Seller Comment (XXXX-09-25): (Rate Lock) XXXX for fee escalation disclosed on XXXX19, invoice already in file.
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350123238	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided	Signed letter from the CPA/Tax Preparer or an underwriter cash flow analysis based on three months' business bank statements from XXXX Bank #XXXX is required to confirm that the withdrawal will not negatively impact the business.	Reviewer Comment (XXXX-08-04): Received Cash flow analysis from UW confirming withdrawal of funds from business account will not have a negative impact. Exception cleared.

Buyer Comment (XXXX-08-03): CFA including statement stating no negative impact

Reviewer Comment (XXXX-07-29): Received Bank statement for Apr and XXXX along with the cash flow analysis. However cash flow analysis not reflects the statement confirming withdrawal of funds form business account  will not negatively impact the business. Exception remains.

Buyer Comment (XXXX-07-28): bank statements

Buyer Comment (XXXX-07-28)XXXXsh flow analysis
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123238	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Proof that the verification appraisal was delivered to the borrower within 3 days of closing was not provided. A waiver was not provided.				Reviewer Comment (XXXX-07-29): Received evidence of appraisal delivery and Appraisal timing waiver. Exception cleared. Buyer Comment (XXXX-07-27): Comment from lender - please see attached appraisal received	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123238	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR-specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-08-04): Received Cash flow analysis from UW confirming withdrawal of funds from business account will not have a negative impact. Exception cleared. Buyer Comment (XXXX-08-03): see upload Reviewer Comment (XXXX-07-29): Received Bank statement for Apr and XXXX along with the cash flow analysis. However cash flow analysis not reflects the statement confirming withdrawal of funds form business account will not negatively impact the business. Exception remains. Buyer Comment (XXXX-07-29): see upload	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123238	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to insufficient asset documentation. This exception will be cleared once all ATR-specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-08-04): Received Cash flow analysis from UW confirming withdrawal of funds from business account will not have a negative impact. Exception cleared. Buyer Comment (XXXX-08-03): see upload Reviewer Comment (XXXX-07-29): Received Bank statement for Apr and XXXX along with the cash flow analysis. However cash flow analysis not reflects the statement confirming withdrawal of funds form business account will not negatively impact the business. Exception remains. Buyer Comment (XXXX-07-29): see upload	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123238	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (XXXX-07-22): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123238	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided	Approved Lender Exception Requested: Missing 12-month mortgage history for the subject property. Compensating Factors: Job stability: self-employed for XXXX years, Low DTI: 9.176%, Reserves: 136 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.		XXXX	Reviewer Comment (XXXX-07-30): Exception provided. Buyer Comment (XXXX-07-28): Investor exception	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123611	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements, Award Letter / Continuance Letter	Missing: 1. Copy of the award letter or Social Security Benefit Statement AND 2. Most recent bank statement reflecting proof of current receipt				Reviewer Comment (XXXX-08-10): Received 1003 and 1008 with Social Security been removed. Borrower was only qualified with P&L income. Exception cleared. Buyer Comment (XXXX-08-10): 1008 and 1003	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123611	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-08-10): Received 1003 and 1008 with Social Security Income been removed from income Qualification. Borrower was only qualified with P&L income. Exception cleared. Buyer Comment (XXXX-08-10): 1008 and 1003 uploaded	XXXX	XXXX	XXXX	No	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123611	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Other Income Doc Source Null	Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXXX,XXXX Retired/Social Security)	Borrower qualified with Social Security Income. However, there is no supporting document provided. Final 1003 qualified with social security income.				Reviewer Comment (XXXX-08-10): Received 1003 and 1008 with Social Security Income been removed from income Qualification. Borrower was only qualified with P&L income. Exception cleared. Buyer Comment (XXXX-08-10): 1008 and 1003 uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123611	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to insufficient Income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (XXXX-08-10): Received 1003 and 1008 with Social Security Income been removed from income Qualification. Borrower was only qualified with P&L income. Exception cleared. Buyer Comment (XXXX-08-10): 1008 and 1003 uploaded	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123611	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Borrower qualified with Social Security Income. However, there is no supporting document provided. Final 1003 qualified with social security income.				Reviewer Comment (XXXX-08-10): Received 1003 and 1008 with Social Security Income been removed from income Qualification. Borrower was only qualified with P&L income. Exception cleared.	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123317	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The verification appraisal which was delivered to the borrower within 3 days of closing was provided. Waiver not provided.				Buyer Comment (XXXX-08-14): Acknowledged non material EV2 Reviewer Comment (XXXX-08-14): Received evidence of appraisal delivery dated XXXX and provided appraisal report is dated XXXX which is within 3 business days of the note date. Provide prior appraisal report which is more than 3 business days prior to the note date (XXXX). Exception remains. Buyer Comment (XXXX-08-13): Appraisal delivery	XXXX	XXXX	XXXX	No	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123697	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7307)					Reviewer Comment (XXXX-08-18): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	No	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123697	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)	Please provide the earliest eSign Consent Agreement dated XXXX.				Reviewer Comment (XXXX-08-21): E-consent provided. Buyer Comment (XXXX-08-21): Lender's e consent document	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123697	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided	Approved Lender Exception Requested: Approval of appraisal due to it being a unique property. Compensating Factors: Ample liquid reserves; low LTV and DTI; loan is for an owner-occupied primary residence; self-employed for over 10 years; 797 credit score.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX0.00.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	14 vs 6	XXXX	Reviewer Comment (XXXX-08-20): Investor accepts and agrees to waive with compensating factors. Buyer Comment (XXXX-08-20): XXXX exception approval email Buyer Comment (XXXX-08-20): XXXX exception approval	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350123186	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		An experienced investor is an individual borrower who has a history of owning and managing commercial or non owner occupied residential real estate for at least 1 year in the last 3 years.				Reviewer Comment (XXXX-06-16): Received Property profile for property "XXXX st" - showing ownership since XXXX and Track record confirms that this is held for Rental. Exception Cleared. Buyer Comment (XXXX-06-12): PDR for XXXX - showing ownership since XXXX	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123186	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Verification of Identification is missing.				Reviewer Comment (XXXX-06-11): Received Driver's License as proof of identification. Exception cleared. Buyer Comment (XXXX-06-11): ID	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123186	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	Property Eligibility - Site and Utilities	Property - Appraisal	Subject property has environmental problems noted by appXXXX or visible in the photos		Desk review does not contain property images.				Reviewer Comment (XXXX-06-23): Desk review form XXXX accepted per client. Reviewer Comment (XXXX-06-16): Pages 279–282 of the Desk Review, which contain the property photos, are missing. A revised Desk Review with the required photo pages must be provided. Exception Remains. Buyer Comment (XXXX-06-12): Lender's response: Could we please have more detail about the issue? +	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123186	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.				Reviewer Comment (XXXX-07-30): Received the Right to Receive a Copy of the Appraisal document, containing the borrower's acknowledgment dated XXXX. Exception Cleared. Buyer Comment (XXXX-07-29): Right to Receive Reviewer Comment (XXXX-06-19): Received "Right to Receive a Copy" appraisal disclosure dated XXXX. However Provide "Right to Receive a Copy" appraisal disclosure sent to borrower within 3 days of the application date (XXXX). Exception remains. Buyer Comment (XXXX-06-17): Right to Receive disclosure	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123186	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX, a XXXX Limited Liability Company	Not required for entity just guarantor.				Reviewer Comment (XXXX-06-11): Received Fraud report for the entity. Exception cleared. Buyer Comment (XXXX-06-11): Business Screen Buyer Comment (XXXX-06-10): Please revise this condition- Guides requires the entity listed as a participant on the Fraud Report.	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123178	XXXX	XXXX	XXXX	XXXX	Compliance	Note	General	Missing, Incorrect, or Incomplete Note	Prepayment Penalty Discrepancy	Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, XXXX, and/or QM points and fees findings.	Final Truth in Lending / Closing Disclosure, and Rate Lock indicates loan has PPP; however, the file does not contain a prepayment penalty addendum.				Reviewer Comment (XXXX-07-23): Letter of Intent, SI and Prepayment rider provided. Exception Cleared. Buyer Comment (XXXX-07-22): Letter of Intent and Mortgage	XXXX	XXXX	XXXX	No	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123178	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided	An experienced real estate investor must have a minimum of 12 months ownership and management of income-producing residential or commercial real estate within the past 24 months. Investment property provided on the 1003 was purchased 1XXXXXXXX which is not 12 months.	Reviewer Comment (XXXX-07-30): Although 1003 states property is now a second home, it is close to XXXX MD resort area and meets location for being 2nd home now. Lease provided from XXXX to XXXX confirming rental history in last few years which meets guides. .

Reviewer Comment (XXXX-07-29): Lease agreement received for property "XXXX Ave"; however, the final 1003 reflects the occupancy as a Second Home, not an Investment Property. Per the program guidelines, the minimum 12-month ownership requirement applies only to Investment Properties. Therefore, the lease agreement does not support the occupancy reflected on the application. Exception remains.

Buyer Comment (XXXX-07-28): Lease
																			XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123178	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance covering a minimum of 6 months is required for the subject property.				Reviewer Comment (XXXX-07-29): Received Page of the blanket policy that confirms the fair rental value not to exceed 12 months. Exception cleared. Buyer Comment (XXXX-07-28): LOE Reviewer Comment (XXXX-07-27): Noted. Provide Policy Jacket highlighting the Rent loss information . Exception remains. Buyer Comment (XXXX-07-24): Per Lender: As per XXXX "Rent loss has 12 months - It's on the policy Jacket - Please remind them. It's been sent few times"	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123178	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Please provide the Note Addendum – Prepayment, as the Note states, “Addendum attached hereto and made a part hereof,” but the referenced addendum has not been included in the document package.				Reviewer Comment (XXXX-07-27): Received signed Note Addendum - PPP . Exception cleared. Buyer Comment (XXXX-07-24): PPP Addendum	XXXX	XXXX	XXXX	No	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123629	XXXX	XXXX	XXXX	XXXX	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		Lender exception provided for subject mortgage history, which is paying off a private mortgage, and the note from XXXX is for a 1-yr interest-only term expiring XXXX with no monthly payments. As per the comment, the lender has verified with the private mortgage holder that the loan is not in default, and they have verbally agreed to extend the existing note. Compensating Factor: LTV - 70% 12 months reserve (Own funds) FICO 706 DSCR 1.18	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		XXXX	Reviewer Comment (XXXX-08-04): Exception provided. Buyer Comment (XXXX-08-03): Investor's approval. Buyer Comment (XXXX-08-03): Investor approval. Please clear	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123213	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		As per the guide, rent loss insurance covering a minimum of 6 months is required for the subject property.				Reviewer Comment (XXXX-08-10): Received email correspondence confirming rent loss coverage. Exception Cleared. Buyer Comment (XXXX-08-07): Email	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123213	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	The Hazard Insurance Policy effective date XXXX does not cover the disbursement date XXXX. A prior policy from XXXX to XXXX is required to cover the note or disbursement date.				Reviewer Comment (XXXX-08-14): Received Updated HOI policy with updated effective date, property address and annual premium. Expiration considered as per the previous policy. Exception cleared. Buyer Comment (XXXX-08-13): HOI Reviewer Comment (XXXX-08-10): Received HOI Policy with incorrect Expiration date of the policy. Policy seems to be valid until XXXX Neither the policy reflects the location of the premises that is insured nor the annual premium. Exception remains. Buyer Comment (XXXX-08-07): HOI	XXXX	XXXX	XXXX	No	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350123213	XXXX	XXXX	XXXX	XXXX	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Subject zoning compliance not provided.		An approved lender exception is in the file for the subject property (permits not digitized due to its historic nature). (1008 reflects an exception if for Rural-Zoned Residential/Agricultural).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	25 vs 3	XXXX	Reviewer Comment (XXXX-08-10): Investor accepts and agrees to waive with compensating factors. Buyer Comment (XXXX-08-06): Investor Approved Exception	XXXX	XXXX	XXXX	No	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A		N/A	No